As filed with the Securities and Exchange Commission on April 25, 2022

Registration No. 033-75996
Registration No. 811-02512

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 58

to

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account B

(Exact Name of Registrant)

Voya Retirement Insurance and Annuity Company

(Name of Depositor)

One Orange Way
Windsor, Connecticut 06095-4774

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(860) 580-1631

(Depositor’s Telephone Number, including Area Code)

Peter M. Scavongelli

Assistant Vice President and Senior Counsel

Voya Retirement Insurance and Annuity Company

One Orange Way, C2S, Windsor, Connecticut 06095-4774

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2022, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _______ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

Group Variable Annuity Contract for

Employer-Sponsored Deferred Compensation Plans

Supplement Dated May 1, 2022 to the Contract Prospectus and
Updating Summary Prospectus

This supplement updates and amends certain information contained in your variable annuity Contract Prospectus and Updating Summary Prospectus. Please read it carefully and keep it with your Contract Prospectus and Updating Summary Prospectus for future reference.

The following information only affects you if you currently invest in or plan to invest in the subaccount that corresponds to the VY® FMR® T. Rowe Price International Stock Portfolio.

Notice of and Important Information About an Upcoming Fund Reorganization

On January 27, 2022, the Board of Trustees of Voya Investors Trust approved a proposal to reorganize the “Disappearing Portfolio” with and into the following “Surviving Portfolio” (the “Reorganization”):

Disappearing Portfolio	Surviving Portfolio
VY® T. Rowe Price International Stock Portfolio (Class S)	Voya International Index Portfolio (Class I)

The Reorganization is subject to approval by the shareholders of the Disappearing Portfolio. If shareholder approval of the Reorganization is obtained, it is expected that the Reorganization will become effective on or about the close of business on July 8, 2022.

If shareholders of the Disappearing Portfolio approve the Reorganization, from the close of business on July 1, 2022 through the close of business on July 8, 2022, the Disappearing Portfolio will be in a “transition period” during which time a transition manager will sell all or most of its assets and the transition manager may hold a large portion of the Disappearing Portfolio’s assets in temporary investments. During this time, the Disappearing Portfolio may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. The sales and purchases of securities during the transition period are expected to result in buy and sell transactions and such transactions may be made at a disadvantageous time.

Voluntary Transfers Before the Reorganization Date. Prior to the Reorganization Date, you may transfer amounts allocated to the subaccount that invests in a Disappearing Portfolio to any other available subaccount or any available fixed interest option. There will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers. See the “THE INVESTMENT OPTIONS” section of your Contract Prospectus for information about making subaccount transfers.

On the Reorganization Date. On the Reorganization Date, your investment in the subaccount that invested in the Disappearing Portfolio will automatically become an investment in the subaccount that invests in the corresponding Surviving Portfolio with an equal total net asset value. You will not incur any tax liability because of this automatic reallocation and your contract value immediately before the reallocation will equal your contract value immediately after the reallocation.

Please note that all existing account balances invested in Class S shares of the Disappearing Portfolio will automatically become investments in the subaccount that invests in Class I shares of the Surviving Portfolio. Class I shares have lower total fund expenses than Class S shares, and the effect of this transaction is to give contract owners an investment in a similar fund managed by the same investment adviser at a lower cost.

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Automatic Fund Reallocation After the Reorganization Date. After the Reorganization Date, the Disappearing Portfolio will no longer be available through your contract. Unless you provide us with alternative allocation instructions, after the Reorganization Date all allocations directed to the subaccount that invested in the Disappearing Portfolio will be automatically allocated to the subaccount that invests in the corresponding Surviving Portfolio. See the “THE INVESTMENT OPTIONS” section of your Contract Prospectus for information about making fund allocation changes.

Allocation Instructions. You may give us alternative allocation instructions at any time by contacting us at Customer Service, P.O. Box 990063, Hartford, CT 06199-0063 or calling us at 1-800-584-6001.

Information about the Surviving Portfolio. Summary information about the Voya International Index Portfolio (Class I) can be found in APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT in the Contract Prospectus or APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT in the Updating Summary Prospectus. More detailed information can be found in the current prospectus and Statement of Additional Information for that fund.

More Information is Available

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at our:

Customer Service

P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number, or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

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PART A

INFORMATION REQUIRED IN A PROSPECTUS

GROUP VARIABLE ANNUITY CONTRACT FOR

EMPLOYER-SPONSORED DEFERRED COMPENSATION PLANS

A GROUP DEFERRED FIXED AND VARIABLE ANNUITY CONTRACT

issued by

Voya Retirement Insurance and Annuity Company
and its
Variable Annuity Account B

This prospectus describes the group deferred fixed and variable annuity contract (the “Contract”) issued by Voya Retirement Insurance and Annuity Company (“VRIAC,” the “Company,” “we,” “us” and “our”) through its Variable Annuity Account B (the “Separate Account”). The contract is intended to be used as a funding vehicle for deferred compensation plans sponsored by an employer for its employees and/or independent contractors (“plan” or “plans”) and to qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (the “Tax Code”). The plans may be sponsored by non-governmental tax-exempt organizations for deferrals that are subject to Tax Code Section 457 (“457 Plans”), by tax-exempt organizations for deferrals not subject to Tax Code section 457 (“Non Section 457 Plans”) or by taxable organizations (“Non Section 457 Plans”). The contract was formerly sold as a group contract and employer-owned individual contract. Two classes of the Contract are described in this prospectus. The Installment Purchase Payment Account class of Contract and the Single Purchase Payment Account class of Contract. The Installment Purchase Payment Account class of Contract accepts ongoing, or installment, Purchase Payments into an account. The Single Purchase Payment class of Contract accepts a one-time, or single, Purchase Payment to an account.

Before you participate in the Contract through your retirement plan, you should read this prospectus. It provides facts about the Contract and its investment options. Plan sponsors (generally your employer) should read this prospectus to help determine if the Contract is appropriate for their plan.

____________________________________________________________________________

If you are a new Investor in the Contract,
you may cancel your Contract within 10 days of receiving it without paying fees or penalties.

In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Account Value. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

____________________________________________________________________________

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Neither the U.S. Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

If a participant elects to deduct from the participant’s account advisory fees due under an independent advisory services agreement between the participant and an investment adviser, then such deductions will reduce the death benefit payable under the participant’s Contract and also may be subject to federal and state income taxes and a 10% federal penalty tax.

Contract Prospectus Dated May 1, 2022

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GLOSSARY OF TERMS USED IN THIS PROSPECTUS

The following are some of the important terms used throughout this prospectus that have special meaning. There are other capitalized terms that are explained or defined in other parts of this prospectus.

Account Anniversary: The anniversary of the date we established your account. If your account was established on February 29th, in non-leap years, the Account Anniversary shall be March 1st.

Account Value: The value of: (1) amounts allocated to the Fixed Interest Options, including interest earnings to date; less (2) any deductions from the Fixed Interest Options (e.g., withdrawals and fees); and plus (3) the current dollar value of amounts allocated to the Subaccounts of Variable Annuity Account B, which includes investment performance and fees deducted from the Subaccounts.

Account Year: A 12-month period measured from the date we establish your account, or measured from any anniversary of that date.

Accumulation Phase: The period of time between the date the Contract became effective and the date you begin receiving Income Phase payments under the Contract. During the Accumulation Phase, you accumulate retirement benefits.

Accumulation Unit: A unit of measurement used to calculate the Account Value during the Accumulation Phase.

Accumulation Unit Value: The value of an Accumulation Unit for a Subaccount of Variable Annuity Account B. Each Subaccount of Variable Annuity Account B has its own Accumulation Unit Value, which may increase or decrease daily based on the investment performance of the applicable underlying Fund in which it invests.

Annuitant. The Annuitant is the person(s) on whose life expectancy the Income Phase payments are calculated.

Beneficiary (or Beneficiaries): The person designated to receive the death benefit payable under the Contract.

Contract or Contracts: The group deferred fixed and variable annuity Contract offered by your Plan Sponsor as a funding vehicle for your retirement plan.

Contract Holder: The person to whom or entity to which we issue the Contract. Generally, the Plan Sponsor. We may also refer to the Contract Holder as the Contract Owner.

Contract Year: A 12-month period measured from the date we establish the Contract, or measured from any anniversary of that date.

Customer Service: The location from which we service the Contracts. The mailing address and telephone number of Customer Service is Defined Contributions Administration, P.O. Box 990063, Hartford, CT 06199-0063, 1-800-584-6001.

Fixed Interest Options: The Guaranteed Accumulation Account, the Fixed Account, the Fixed Plus Account and the Fixed Plus Account II A are Fixed Interest Options that may be available during the Accumulation Phase under some Contracts. Amounts allocated to the Guaranteed Accumulation Account are deposited in a nonunitized separate account established by the Company. Amounts allocated to the Fixed Interest Options are held in the Company’s General Account which supports insurance and annuity obligations.

Fund(s): The underlying mutual Funds in which the Subaccounts invest.

General Account: The account that contains all of our assets other than those held in Variable Annuity Account B or one of our other separate accounts.

Good Order: Generally, a request is considered to be in “Good Order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out. We can only act upon written requests that are received in Good Order.

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Guaranteed Term(s): The Guaranteed Term is the period of time account dollars must be left in an account in order to earn a specified guaranteed interest rate.

Income Phase: The period during which you receive payments from your Contract.

Installment Purchase Payment: A Purchase Payment method whereby ongoing contributions are made over time into an account (an “Installment Purchase Payment Account”). Payments to an Installment Purchase Payment Account must be at least $100 per month ($1,200 annually). No payment may be less than $25.

Investor (also “you” or “participant”): The individual who participates in the Contract through a retirement plan.

Net Asset Value: A Fund’s current market value.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Purchase Payment: Collectively, the initial Purchase Payment and any additional Purchase Payment.

Purchase Payment Period (also called “Deposit Cycle” in the Contract): For Installment Purchase Payments, the period of time it takes to complete the number of Installment Purchase Payments expected to be made to your account over a year. For example, if your payment frequency is monthly, a payment period is completed after 12 Purchase Payments are made. If only 11 Purchase Payments are made, the payment period is not completed until the twelfth Purchase Payment is made. At any given time, the number of payment periods completed cannot exceed the number of Account Years completed, regardless of the number of payments made.

Single Purchase Payment: A Purchase Payment method whereby a lump-sum contribution (rollover, exchange or other one-time contribution) is transferred from a previous plan into an account (a “Single Purchase Payment Account”) in accordance with our procedures in effect at the time of purchase.

Subaccount: Division(s) of Variable Annuity Account B that are investment options under the Contract. Each Subaccount invests in a corresponding underlying mutual Fund.

Tax Code: The Internal Revenue Code of 1986, as amended.

VRIAC, the Company, we, us and our: Voya Retirement Insurance and Annuity Company, a stock company domiciled in Connecticut, that issues the Contract described in this prospectus.

Valuation Date: Each date on which the Accumulation Unit Value of the Subaccounts of Variable Annuity Account B and the Net Asset Value of the shares of the underlying Funds are determined. Currently, these values are determined after the close of business of the New York Stock Exchange (“NYSE”) on any normal Business Day, Monday through Friday, when the NYSE is open for trading.

Variable Annuity Account B, the Separate Account: Voya Variable Annuity Account B, a segregated asset account established by us to fund the variable benefits provided by the Contract. The Variable Annuity Account B is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and it also meets the definition of “separate account” under the federal securities laws.

Variable Investment Options: The Subaccounts of Variable Annuity Account B. Each one invests in a specific mutual Fund.

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KEY INFORMATION

Important Information You Should Consider About the Contract

FEES AND EXPENSES
Charges for Early Withdrawals

If the Investor withdraws money from the Contract within ten (10) completed Purchase Payment Periods, the Investor can be assessed an early withdrawal charge equal to a maximum of 5% of the amount withdrawn. The specified maximum percentage referenced in the preceding sentence applies to withdrawals from Contracts with installment Purchase Payments and the withdrawal charge schedule that applies to that account, but it will never exceed 8.50% of total Purchase Payments.

Please also note that withdrawals from the Guaranteed Accumulation Account are subject to a Market Value Adjustment, which can be either positive or negative (see Appendix B to this prospectus).

For example, if you make an early withdrawal from a Contract with installment Purchase Payments, you could pay a surrender charge of up to $5,000 on a $100,000 investment.

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES – Transaction Fees – Early Withdrawal Charge.”

Transaction Charges

In addition to the early withdrawal charge, the Investor may also be charged for fund redemption fees:

•  Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate; and

• Charges for advisory services due to an independent advisory services agreement between you and an investment adviser may be deducted from Contract value. The advisory fee is an independent advisory services agreement between the participant and an investment adviser; it is not considered a loan.

See “CHARGES AND FEES - Transaction Fees – Fund Redemption Fees.”

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The base contract expenses include an administrative expense change equal to 0.25% annually of your Account Value invested in the Subaccounts. The administrative expense charge and the $20 annual maintenance fee may be waived, reduced or eliminated in certain circumstances. These ongoing fees and expenses do not reflect any advisory fees due under an independent advisory services agreement with a participant, and if such charges were reflected, these ongoing fees and expenses would be higher.
Annual Fee	Minimum	Maximum
Base Contract Expenses	1.25%[1,2]	1.50% [1,2]
Investment options (Portfolio Company fees and expenses)	0.27%[3]	1.96%[3]

[1]	As a percentage of average Account Value.
[2]	The base contract expenses include (1) the mortality and expense risk charge (1.25%), which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit; and (2) a $20 annual maintenance fee converted to an annual percentage equal to 0.000176%. The minimum amount reflects these waivers, reductions or eliminations, while the maximum amount does not. The minimum and maximum amounts include the maximum mortality and expense risk charge of 1.25%, although this charge may be reduced if a plan meets certain criteria and we agree to the reduction with the Contract Holder in writing. See “CHARGES AND FEES – Periodic Fees and Charges.”
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2021, and will vary from year to year.
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FEES AND EXPENSES (continued from previous page)
Ongoing Fees and Expenses (annual charges)

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost Estimate: $1,816	Highest Annual Cost Estimate: $37,541

Assumes:

•  Investment of $100,000;

•  5% annual appreciation;

•  No optional benefits;

•   Fees and expenses of least expensive Fund;

•  No sales charges or advisory fees; and

•  No additional Purchase Payments, transfers or withdrawals.

Assumes:

•  Investment of $100,000;

•  5% annual appreciation;

•   Fees and expenses of most expensive Fund;

•   No sales charges or advisory fees; and

•  No additional Purchase Payments, transfers or withdrawals.

See “FEE TABLE – Periodic Fees and Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”
RISKS
Risk of Loss	An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Not a Short-Term Investment

This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½. You might be subject to federal and state income taxes and a 10% penalty.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Risks Associated with Investment Options

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Guaranteed Accumulation Account and the other Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision. If all or a portion of your Account Value in the Guaranteed Accumulation Account is withdrawn, you could experience a loss as to the amount invested in that account.

See “THE INVESTMENT OPTIONS – The Variable Investment Options” and APPENDIX A, APPENDIX B, APPENDIX C, APPENDIX D and APPENDIX E.

Insurance Company Risks

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims-paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT – The General Account.”

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RESTRICTIONS
Investments

•   Generally the Contract Holder or you, if permitted by the plan, may select no more than 25 investment options at enrollment. Thereafter, more than 25 investment options can be selected at any one time;

•    Some Subaccounts and Fixed Interest Options may not be available through certain Contracts, your plan or in some states. Your Plan Sponsor may also have selected a subset of Variable Investment and/or Fixed Interest Options to be available under your plan. See your Contract or certificate for any state specific variations;

•   Not all Fixed Interest Options may be available for current or future investment;

•   There are certain restrictions on transfers from the Fixed Interest Options;

•   The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

•   The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS – Selecting Investment Options and Right to Change the Separate Account” and “THE CONTRACT – Limits on Frequent or Disruptive Transfers.”

TAXES
Tax Implications

•   You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

•   There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and

•   Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS.”

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CONFLICTS OF INTEREST
Investment Professional Compensation

•   We pay compensation to broker/dealers whose registered representatives sell the Contract.

•   Compensation may be paid in the form of commissions or other compensation, depending upon the agreement between the broker/dealers and the registered representative.

•   Because of this sales-based compensation, an investment professional may have a financial incentive to offer or recommend the Contract over another investment.

See “OTHER TOPICS – Contract Distribution.”

Exchanges

Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should exchange your Contract only if you determine, after comparing the features, fees and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

OVERVIEW OF THE CONTRACT

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this prospectus, the related Statement of Additional Information (“SAI”), the Contract and the summary or full prospectuses for the Funds being considered. We urge you to read the entire prospectus as it describes all material features and benefits of the Contract and your rights and limitations thereunder. It also sets forth information you should know before making the decision to participate in the Contract through your retirement plan. Certain features and benefits may vary depending on the state in which your Contract is issued.

Purpose

The Contract described in this prospectus is a group deferred fixed and variable annuity contract. It is intended to be used as a funding vehicle for deferred compensation plans sponsored by an employer for its employees and/or independent contractors (“plan” or “plans”) and to qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (the “Tax Code”). The plans may be sponsored by non-governmental tax-exempt organizations for deferrals that are subject to Tax Code Section 457 (“457 Plans”), by tax-exempt organizations for deferrals not subject to Tax Code section 457 (“Non Section 457 Plans”) or by taxable organizations (“Non Section 457 Plans”). There are two classes of Contract described in this prospectus. The Installment Purchase Payment Account class of Contract and the Single Purchase Payment Account class of Contract. The Installment Purchase Payment Account class of Contract accepts ongoing, or installment, Purchase Payments into an account. The Single Purchase Payment class of Contract accepts a one-time, or single, Purchase Payment to an account.

The Contract is designed for Investors who intend to accumulate funds for retirement purposes, and thus is best suited for those with a long investment horizon. The Contract should not be viewed as a highly liquid investment. In that regard, early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time your money is left in the Contract. For these reasons, you should not participate in this Contract if you are looking for a short-term investment. When considering whether to purchase or participate in the Contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

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Phases of Contract

The Contract has two phases: An Accumulation Phase and an Income Phase.

Accumulation Phase: During the Accumulation Phase, you direct us to invest your Purchase Payments or Account Value among the following investment options:

•	Variable Investment Options; and/or
•	Fixed Interest Options.

Income Phase: During the Income Phase, you start receiving annuity, or Income Phase, payments from your Contract. The Contract offers several Income Phase payment options. However, you will be unable to make withdrawals, and any death benefits and living benefits will terminate. In general, you may:

•	Receive Income Phase payments over a lifetime or for a specified period;
•	Receive Income Phase payments monthly, quarterly, semi-annually or annually;
•	Select an Income Phase option that provides a death benefit to Beneficiaries; or
•	Select fixed Income Phase payments or payments that vary based on the performance of the Variable Investment Options you select.

For more information about the Income Phase, see “INCOME PHASE” section of this prospectus.

The Variable Investment Options

The Variable Investment Options are Subaccounts within the Separate Account. Each Subaccount invests its assets directly in shares of a corresponding underlying Fund, and each Fund has its own distinct investment objectives, fees and expenses and investment advisers. Earnings on amounts invested in a Subaccount will vary depending upon the performance and fees of the corresponding underlying Fund. You do not invest directly in or hold shares of the Funds. Additional information about each underlying Fund is set forth in the section of this prospectus called “APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT.”

There is no guarantee that your Account Value will increase. Depending upon the investment experience of each Fund in which a Subaccount invests, your Account Value may increase or decrease daily. You bear the investment risk for the Funds in which the Subaccounts invest; you will benefit from favorable investment experience but also bear the risk of poor investment performance.

The Fixed Interest Options

The following Fixed Interest Options may be available through the Contract:

•	The Guaranteed Accumulation Account;
•	The Fixed Account
•	The Fixed Account 2;
•	The Fixed Plus Account; and
•	The Fixed Plus Account II A.

Not all Fixed Interest Options may be available for current or future investment. For descriptions of the Fixed Interest Options that may be available through the Contract, see AppendiX B, APPENDIX C, APPENDIX D and APPENDIX E and the Guaranteed Accumulation Account prospectus. The Guaranteed Accumulation  Account prospectus may be obtained free of charge by calling Customer Service at 1-800-584-6001.

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Contract Features

Death Benefit. A Beneficiary may receive a death benefit in the event of your death during both the Accumulation and Income Phases (described above). The availability of a death benefit during the Income Phase depends upon the Income Phase annuity payment option selected. See “DEATH BENEFIT” and “THE INCOME PHASE – Death Benefit During the Income Phase."

Systematic Distribution Options. If available under your Contract, the Contract Holder, on your behalf, may elect for you to receive regular payments from your account, while retaining the account in the Accumulation Phase. See “SYSTEMATIC DISTRIBUTION OPTIONS.”

Withdrawals. During the Accumulation Phase, the Contract Holder, on your behalf and subject to the limits in the Contract, may withdraw all or a part of your Account Value. Amounts withdrawn may be subject to an early withdrawal charge, other deductions, tax withholding and taxation. See “WITHDRAWALS.”

Charges for Advisory Services. A participant may enter into an agreement with an independent investment adviser that will provide agreed-upon advisory services and may arrange to have the advisory fees deducted from the Variable Investment Options, in which case such deductions will reduce the death benefit payable under the participant’s Contract, they may be treated as withdrawals, and they may be subject to federal and state income taxes and a 10% penalty tax. See “CHARGES AND FEES – Charges for Advisory Services.”

Taxation. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “FEDERAL Tax Considerations.”

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering or making withdrawals from the Contract. These fees and expenses do not reflect any advisory fee paid to an independent investment adviser retained by a participant, and if such charges were reflected, these fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender or make withdrawals from the Contract or transfer Account Value between investment options. State premium taxes may also be deducted.

Transaction Expenses

Maximum Early Withdrawal Charge[4]
(as a percentage of amount withdrawn, if applicable)	5.00%
Premium Tax[5]	0.00% to 4.00%

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

[4]	This is a deferred sales charge. This charge only applies to withdrawals from Installment Purchase Payment Accounts. See “CHARGES AND FEES” for the Installment Purchase Payment Account’s early withdrawal charge schedule. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. This charge may be waived, reduced or eliminated in certain circumstances. See “CHARGES AND Fees.”
[5]	We reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES AND Fees ‒ Premium and Other Taxes.”
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Annual Contract Expenses

	Single Purchase Payment Account Contract	Installment Purchase Payment Account Contract
Annual Maintenance Fee[6]	$0.00	$20.00
Base Contract Expenses[7] (as a percentage of average Account Value)	1.50%	1.50%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of the Funds available under the Contract, including their annual expenses, may be found in APPENDIX A of this prospectus.

Annual Fund Expenses

	Applicable to All Contract Classes
	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2021).	0.27%	1.96%

See “CHARGES AND FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the Funds, including information about the revenue we may receive from each of the Funds or the Funds’ affiliates.

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses and annual Fund expenses. They do not reflect any advisory fee paid to an independent investment adviser (if retained by a participant) from a participant’s account, and if such charges were reflected, the costs would be higher.

[6]	These fees may be waived, reduced or eliminated in certain circumstances. See “CHARGES AND Fees – Periodic Fees and Charges.”
[7]	The mortality and expense risk charge, included in the base contract expenses, compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit. The base contract expenses also reflect an administration expense charge equal to 0.25% annually of your Account Value invested in the Subaccounts. These fees may be reduced or eliminated in certain circumstances. See “CHARGES AND FEES – Periodic Fees and Charges.”
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The following examples assume that you invest $100,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example A: If you withdraw your entire Account Value at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$8,580	$15,905	$23.454	$37,541
Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:**	1 Year	3 Years	5 Years	10 Years
	$3,504	$10,673	$18.062	$37,541

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

The decision to participate or invest in the Contract should be discussed with your financial representative. Make sure that you understand the risks you will face when you consider an investment in the Contract.

There are risks associated with investing in the Contract.

•	Investment Risk – You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds. There also is investment risk associated with an investment in the Guaranteed Accumulation Account. As discussed in Appendix B to this prospectus, if interest rates at the time of a withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account;
•	Withdrawal Risk – You should carefully consider the risk associated with withdrawals, including a surrender of the participant’s certificate and a withdrawal under a certificate. A surrender or partial withdrawal may be subject to federal and state taxes, including a 10% federal income tax penalty on the taxable portion of the withdrawal, if taken prior to age 59½. Surrendering the participant certificate terminates the certificate. You should also consider the impact that a partial withdrawal may have on the benefits under a participant certificate, potentially including partial withdrawals to pay adviser fees. If a participant retains an investment adviser and elects to pay advisory fees from the participant’s account, such deductions will reduce death benefit amounts, and may be subject to federal and state income taxes and a 10% federal penalty tax. Because of Contract features like the Early Withdrawal Charge and given the tax consequences referred to above, you should not view the Contract as a short term savings vehicle;
•	Insurance Company Insolvency – It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised;

*	This example reflects deduction of an early withdrawal charge calculated using the schedule applicable to Installment Purchase Payment Accounts. The Installment Purchase Payment Accounts schedule is listed in “CHARGES AND FEES.” Under that schedule, if only one $100,000 payment was made as described above, fewer than five Purchase Payment periods would have been completed at the end of years one, three and five, and the 5% charge would apply. At the end of the tenth Account Year, the early withdrawal charge is waived regardless of the number of Purchase Payment Periods completed and no early withdrawal charge would apply.
**	This example does not apply if during the Income Phase a nonlifetime payment option is elected with variable payments and a lump-sum withdrawal is requested within three years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the Accumulation Phase and may be subject to an early withdrawal charge as shown in Example A.
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•	Tax Consequences – Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.
•	Short-Term Investment - You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½; and
•	Cyber Security and Certain Business Continuity Risks – Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance its existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure Investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.

THE COMPANY

The Company issues the Contracts described in this prospectus and is responsible for providing each Contract’s insurance and annuity benefits. All guarantees and benefits provided under the Contract that are not related to the Separate Account are subject to the claims paying ability of the Company and our General Account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002 until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc., which until April 7, 2014, was known as ING U.S., Inc. In May, 2013, the common stock of Voya began trading on the New York Stock Exchange (“NYSE”) under the symbol “VOYA.”

We are engaged in the business of issuing insurance and annuities and providing financial services in the United States. We are authorized to conduct business in all states, the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Our principal executive offices are located at:

One Orange Way

Windsor, CT 06095-4774

Product Regulation. Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor, the Internal Revenue Service (“IRS”) and the Office of the Comptroller of the Currency. For example, U.S. federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “FEDERAL TAX CONSIDERATIONS” for further discussion of some of these requirements. Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration. Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities, or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

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VARIABLE ANNUITY ACCOUNT B

We established Variable Annuity Account B (the “separate account”) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws.

Income, gains, and losses credited to, or charged against, the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of VRIAC’s other assets. The assets of the Separate Account equal to contract liabilities may not be used to pay any liabilities of VRIAC other than those arising from the Contract. However, Separate Account assets that exceed contract liabilities are subject to any liabilities of VRIAC. VRIAC is obligated to pay all amounts promised to Investors under the Contract.

Information regarding each underlying Fund, including: (1) its name; (2) its investment adviser and any subadviser; (3) current expenses; and (4) performance is available in APPENDIX A to this prospectus. Each Fund has issued a prospectus that contains more detailed information about the Fund. You may obtain paper or electronic copies of those prospectuses by contacting Customer Service at 1-800-584-6001.

THE INVESTMENT OPTIONS

The Contract offers Variable Investment Options and Fixed Interest Options. The Contract Holder or you, if the Contract Holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future Purchase Payments or the transfer of existing balances among investment options may be requested by contacting Customer Service, electronically at www.voyaretirementplans.com or through such other means as may be available under our administrative procedures in effect from time to time. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected.

We may add, withdraw or substitute investment options subject to the conditions in the Contract and in compliance with regulatory requirements.

The Variable Investment Options

These options are Subaccounts of the Separate Account. Each Subaccount invests directly in shares of a corresponding mutual Fund, and earnings on amounts invested in a Subaccount will vary depending upon the performance and fees of its underlying Fund. You do not invest directly in or hold shares of the Funds.

Certain information about the Funds available through the Subaccounts of the Separate Account appears in APPENDIX A to this prospectus. Please also refer to the Fund prospectuses for additional information and read them carefully. Fund prospectuses may be obtained, free of charge by contacting Customer Service at 1-800-584-6001. More detailed information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=NRVA00980. You can request this information as well as a paper copy at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

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Selection of Underlying Funds

The underlying Funds available through the Contracts described in this prospectus are determined by the Company but ultimately selected by the Plan Sponsor. When determining which underlying Funds to make available, we may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying Fund with our hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying Fund or its service providers (e.g., the investment adviser or subadvisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the Fund can provide marketing and distribution support for sales of the Contracts. (For additional information on these arrangements, please refer to the “Revenue from the Funds” subsection of this prospectus.) We review the Funds periodically and may, subject to certain limits or restrictions, remove a Fund or limit its availability to new investment if we determine that a Fund no longer satisfies one or more of the selection criteria, and/or if the Fund has not attracted significant allocations under the Contracts. We have included certain of the Funds at least in part because they are managed or subadvised by our affiliates.

We do not recommend or endorse any particular Fund, and we do not provide investment advice.

Fund of Funds

Certain Funds may be structured as “Fund of Funds” or “master-feeder” Funds. These Funds may have higher fees and expenses than a Fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying Funds in which they invest. These Funds may be affiliated Funds, and the underlying Funds in which they invest may be affiliated as well. The Fund prospectuses disclose the aggregate annual operating expenses of each Fund and its corresponding underlying Fund or Funds.

Funds With Managed Volatility Strategies

As described in more detail in the Fund prospectuses, certain Funds employ a managed volatility strategy that is intended to reduce the Fund’s overall volatility and downside risk. During rising markets, the hedging strategies employed to manage volatility could result in your Account Value rising less than would have been the case if you had been invested in a Fund with substantially similar investment objectives, policies and strategies that does not utilize a volatility management strategy. In addition, the cost of these hedging strategies may have a negative impact on performance. On the other hand, investing in Funds with a managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your Account Value may decline less than would have been the case if you had not invested in Funds with a managed volatility strategy. There is no guarantee that a managed volatility strategy can achieve or maintain the Fund’s optimal risk targets, and the Fund may not perform as expected.

Revenue from the Funds

The Company or its affiliates may receive compensation from each of the Funds or the Funds’ affiliates. This revenue may include:

•	A share of the management fee;
•	Service fees;
•	For certain share classes, 12b-1 fees; and
•	Additional payments (sometimes referred to as revenue sharing).

12b-1 fees are used to compensate the Company and its affiliates for distribution related activity. Service fees and additional payments (sometimes collectively referred to as subaccounting fees) help compensate the Company and its affiliates for administrative, recordkeeping or other services that we provide to the Funds or the Funds’ affiliates, such as:

•	Communicating with customers about their Fund holdings;
•	Maintaining customer financial records;
•	Processing changes in customer accounts and trade orders (e.g. purchase and redemption requests);
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•	Recordkeeping for customers, including Subaccounting services;
•	Answering customer inquiries about account status and purchase and redemption procedures;
•	Providing account balances, account statements, tax documents and confirmations of transactions in a customer’s account;
•	Transmitting proxy statements, annual and semi-annual reports, Fund prospectuses and other Fund communications to customers; and
•	Receiving, tabulating and transmitting proxies executed by customers.

The management fee, service fees and 12b-1 fees are deducted from Fund assets. Any such fees deducted from Fund assets are disclosed in the Fund prospectuses. Additional payments, which are not deducted from Fund assets and may be paid out of the legitimate profits of Fund advisers and/or other Fund affiliates, do not increase, directly or indirectly, Fund fees and expenses, and we may use these additional payments to finance distribution.

The amount of revenue the Company may receive from each of the Funds or from the Funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the Funds offered through the Contract. This revenue is one of several factors we consider when determining Contract fees and charges and whether to offer a Fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated Funds than to offer unaffiliated Funds.

Assets allocated to affiliated Funds, meaning Funds managed by Voya Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated Funds may also be subadvised by a Company affiliate or an unaffiliated third party. Assets allocated to unaffiliated Funds, meaning Funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Additionally, in the case of affiliated Funds subadvised by third parties, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated Funds or their affiliates is based on an annual percentage of the average net assets held in that Fund by the Company. Some unaffiliated Funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

If the unaffiliated Fund families currently offered through the Contract that made payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2021, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

1.	American Funds® Insurance Series;	6.	Lord Abbett Series Funds;
2.	Fidelity® Variable Insurance Products Funds;	7.	Calvert Funds;
3.	Franklin Templeton Variable Insurance Products Trust Funds;	8.	Pioneer Variable Contracts Trust Funds;
4.	Invesco Variable Insurance Funds;	9.	Federated Hermes Funds; and
5.	PIMCO Variable Insurance Trust;	10.	Wanger Advisors Trust Funds;

If the revenues received from the affiliated Funds were taken into account when ranking the Funds according to the total dollar amount they paid to the Company or its affiliates in 2021, the affiliated Funds would be first on the list.

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In addition to the types of revenue received from affiliated and unaffiliated Funds described above, affiliated and unaffiliated Funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a Fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for personnel, and opportunities to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated Funds. See also “Contract Distribution.”

Voting Rights

Each of the Subaccounts holds shares in a Fund and each is entitled to vote at regular and special meetings of that Fund. Under our current view of applicable law, we will vote the shares for each Subaccount as instructed by persons having a voting interest in the Subaccount. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Under the Contracts described in this prospectus, the Contract Holder, not the participant, has all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Accordingly, it is possible for a small number of persons (assuming there is a quorum) to determine the outcome of a vote.

Each person who has a voting interest in the Separate Account will receive periodic reports relating to the Funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any Fund the Contract holder invests in through the Subaccounts. Additionally:

•	During the Accumulation Phase, the number of votes is equal to the portion of the Account Value invested in the Fund, divided by the Net Asset Value of one share of that Fund; and
•	During the Income Phase, the number of votes is equal to the portion of reserves set aside for the Contract’s share of the Fund, divided by the Net Asset Value of one share of that Fund.

Right to Change the Separate Account

We do not guarantee that each Fund will always be available for investment through the Contract. Subject to certain conditions and restrictions applicable to certain types of retirement plans and state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the Separate Account with respect to some or all classes of Contracts:

•	Offer additional Subaccounts that will invest in new Funds or Fund classes we find appropriate for contracts we issue;
•	Combine two or more Subaccounts;
•	Close Subaccounts. We will provide advance notice by a supplement to this prospectus if we close a Subaccount. If a Subaccount is closed or otherwise is unavailable for new investment, unless we receive alternative allocation instructions, all future amounts directed to the Subaccount that was closed or is unavailable may be automatically allocated among the other available Subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available Subaccounts, the amount to be allocated will be returned unless we are provided with alternative allocation instructions. Alternative allocation instructions can be given by contacting Customer Service at 1-800-584-6001;
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•	Substitute a new Fund for a Fund in which a Subaccount currently invests. In the case of a substitution, the new Fund may have different fees and charges than the Fund it replaced. A substitution may become necessary if, in our judgment:
•	A Fund no longer suits the purposes of your Contract;
•	There is a change in laws or regulations;
•	There is a change in the Fund’s investment objectives or restrictions;
•	The Fund is no longer available for investment; or
•	Another reason we deem a substitution is appropriate.
•	Stop selling the Contract;
•	Limit or eliminate any voting rights for the Separate Account; or
•	Make any changes required by the 1940 Act or its rules or regulations.

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s).

The changes described above do not include those changes that may, if allowed under your plan, be initiated by your Plan Sponsor.

We reserve the right to transfer Separate Account assets to another separate account that we determine to be associated with the class of Contracts to which the Contract belongs.

Fixed Interest Options

For descriptions of the Fixed Interest Options that may be available through the Contract, see AppendiX B, APPENDIX C, APPENDIX D and APPENDIX E and the Guaranteed Accumulation Account  prospectus. The Guaranteed Accumulation Account prospectus may be obtained free of charge by contacting Customer Service at 1-800-584-6001.

Selecting Investment Options

When selecting investment options:

•	Choose options appropriate for you. Your local representative can help you evaluate which Subaccounts or Fixed Interest Options may be appropriate for your individual circumstances and your financial goals;
•	Understand the risks associated with the options you choose. Some Subaccounts invest in Funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other Funds. For example, Funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, Funds using derivatives in their investment strategy may be subject to additional risks. Because investment risk is borne by you, you should carefully consider any decisions that you make regarding investment allocations. You bear the risk of any decline in your Account Value resulting from the performance of the Funds you have chosen; and
•	Be informed. Read this prospectus, all of the information that is available to you regarding the Funds – including each Fund’s prospectus, SAI and annual and semi-annual reports, the Fixed Interest Option appendices and the Guaranteed Accumulation Account prospectus. After you make your selections, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

Furthermore, be aware that there may be:

•	Limits on Option Availability. Some Subaccounts and Fixed Interest Options may not be available through certain Contracts and plans or in some states. Your Plan Sponsor may also have selected a subset of Variable Investment and/or Fixed Interest Options to be available under your plan; and
•	Limits on Number of Options Selected. Generally, the Contract Holder or you, if permitted by the plan, may select no more than 25 investment options at initial enrollment. Thereafter, more options can be selected at any one time, but a higher limit may apply.
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CHARGES AND FEES

The charges we assess and the deductions we make under the Contract are in consideration for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The charges and fees under the Contract may result in a profit to us.

The following repeats and adds to information provided in the “Fee Table” section. Please review both this section and the “Fee Table” section for information on fees.

Transaction Fees

Early Withdrawal Charge (This charge only applies to Installment Purchase Payment Account Contracts.)

Withdrawals of all or a portion of your Account Value may be subject to a charge. In the case of a partial withdrawal where you request a specific dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge. The early withdrawal charge may also be referred to as a surrender charge.

Purpose: This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the Contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charges, to make up the difference.

Amount: This charge is a percentage of the amount that withdrawn from the Subaccounts, the Fixed Account and the Guaranteed Accumulation Account. We do not deduct an early withdrawal charge from amounts that you withdraw from the Fixed Plus Account or the Fixed Plus Account II A. The percentage is determined by the early withdrawal charge schedule that applies to your account. The charge will never be more than 8.5% of your total Purchase Payments to the account.

Early Withdrawal Charge Schedule

For Installment Purchase Payment Account Contracts
Purchase Payment Periods Completed	Early Withdrawal Charge
Fewer than 5 5 or more but fewer than 7 7 or more but fewer than 9 9 or more but fewer than 10 10 or more	5% 4% 3% 2% 0%

Waiver. The early withdrawal charge is waived for portions of a withdrawal that are:

•	Used to purchase Income Phase payments;
•	Paid because of your death before Income Phase payments begin;
•	Paid where your Account Value is $3,500 or less (or, if applicable, as otherwise allowed by the plan for a lump-sum cash-out without a participant’s consent) and no part of the account has been taken as a withdrawal, used to provide Income Phase Payments within the prior 12 months*;
•	Taken because of the election of a systematic distribution option (see “Systematic Distribution Options”);

*	If the Contract Holder makes a full withdrawal from more than one of the accounts on your behalf, the value of those accounts will be added together to determine eligibility for the $3,500 exemption. This option is not available for Contracts where we do not maintain participant accounts or for withdrawals of all accounts under one Contract.
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•	Taken when you are 59½ or older, have an Installment Purchase Payment Account Contract and have completed at least nine Purchase Payment Periods;
•	Taken on or after the tenth anniversary of the effective date of the account;
•	For 487 plans only, withdrawn due to a hardship resulting from an unforeseeable emergency as defined by the Tax Code and regulations thereunder; or
•	For Contracts issued in connection with retirement programs for select management and highly compensated healthcare employees in plans formerly carried under certain hospital association endorsements, withdrawn due to your separation from service.

Reduction, Waiver or Elimination. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:

•	The number of participants under the plan;
•	The expected level of assets and/or cash flow under the plan;
•	Our agent’s involvement in sales activities;
•	Our sales-related expenses;
•	Distribution provisions under the plan;
•	The plan’s purchase of one or more other variable annuity contracts from us and the features of those contracts;
•	The level of employer involvement in determining eligibility for distributions under the Contract; and
•	Our assessment of financial risk to the Company relating to withdrawals.

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in Contracts issued to certain employer groups or associations that have negotiated the Contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

Waiver of Early Withdrawal Charge (for those Contracts that waive these charges upon separation from service). Although the Tax Code permits distributions upon a participant’s severance from employment, the Contracts do not provide for a waiver of early withdrawal charges unless, under certain contracts, the severance from employment would otherwise have qualified as a separation from service under prior IRS “same desk” guidance (prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001). Generally, a severance from employment due to a merger, liquidation, consolidation or other employer transaction does not qualify as a separation from service.

Fund Redemption Fees

Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual Funds as a result of withdrawals, transfers or other Fund transactions you initiate and remit such fees back to that Fund. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your Account Value. For a more complete description of the Funds’ fees and expenses, review each Fund’s prospectus.

Periodic Fees and Charges

Annual Maintenance Fee

Maximum Amount. $20 (This fee only applies to Installment Purchase Payment Account Contracts.)

When/How. For those plans that have an annual maintenance fee, each year, during the Accumulation Phase, we deduct this fee on your Account Anniversary and, in some cases, at the time of full withdrawal. It is deducted annually on a proportional basis from your Account Value invested in the Subaccounts and the Fixed Interest Options. For certain Contracts the annual maintenance fee is deducted for each asset account maintained under the Contract, in which case a maximum of $20 per asset account may be applied.

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Purpose. This fee helps defray the administrative expenses we incur in establishing and maintaining your account.

Reduction, Waiver or Elimination. When a plan meets certain criteria, we may reduce, waive or eliminate the annual maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:

•	The size, type and nature of the group to which a Contract is issued;
•	Amount of contributions to the Contract;
•	The anticipated level of administrative expenses, such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from Account Values and any other factors pertaining to the level and expense of administrative services we will provide; and
•	The number of eligible participants and the program’s participation rate.

We will not unfairly discriminate against any person if we increase, reduce or eliminate the annual maintenance fee. We will make any reduction or elimination of this fee according to our own rules in effect at the time an application for a Contract is approved. We reserve the right to change these rules from time to time.

Mortality and Expense Risk Charge

Maximum Amount. 1.25% annually of your Account Value invested in the Subaccounts. We may charge a different fee for different Funds (but not beyond the maximum amount).

When/How. This fee is deducted daily from the Subaccounts. We do not deduct this fee from any Fixed Interest Option. This fee is assessed during both the Accumulation Phase and the Income Phase. See “Income Phase ‒ Charges Deducted.”

Purpose. This fee compensates us for the mortality and expense risks we assume under the Contracts, namely:

•	Mortality risks are those risks associated with our promise to make lifetime Income Phase payments based on annuity rates specified in the Contract and our funding of the death benefits and other payments we make to owners or Beneficiaries of the accounts; and
•	Expense risk is the risk that the actual expenses we incur under the Contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the Contract, we will bear the loss. We may use any excess to recover distribution costs relating to the Contract and as a source of profit. We expect to earn a profit from this fee.

Reduction. We may reduce the mortality and expense risk charge from the maximum amount when the plan meets certain criteria and we agree to the reduction with the Contract Holder in writing. Some Contracts have a reduced mortality and expense risk charge only during the Accumulation Phase of the account which then increases during the Income Phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

•	The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals and available investment options, which in turn lowers administrative expenses);
•	The frequency, consistency and method of submitting payments and loan repayments;
•	The size of the prospective group, projected annual number of eligible participants and the program’s participation rate or the number of participants estimated to choose the Contract;
•	The method and extent of onsite services we provide and the Contract Holder’s involvement in service such as enrollment and ongoing participant services;
•	The frequency, consistency and method of submitting payments;
•	The Contract Holder’s support and involvement in the communication, enrollment, participant education and other administrative services;
•	The projected frequency of distributions;
•	The type and level of other factors that affect the overall administrative expense; and
•	Whether or not a transfer credit was selected by the Plan Sponsor.
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We will determine any reduction of the mortality and expense risk charge on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

Administrative Expense Charge

Maximum Amount. 0.25% annually of your Account Value invested in the Subaccounts.

When/How. For all participants who became covered under a Contract on or after November 5, 1984, we reserve the right to charge an administrative expense charge of up to 0.25% annually of your Account Value invested in the Subaccounts. This fee may be assessed during the Accumulation Phase and/or the Income Phase. If we are imposing this fee under the Contract issued in connection with your plan when you enter the Income Phase, the fee will apply to you during the entire Income Phase.

The administrative expense charge is not imposed on all Contracts:

•	Beginning on April 4, 1997, we began to deduct this charge during the Accumulation Phase for Contracts effective before October 31, 1996, where the number of participants was less than 30 as of November 30, 1996, and the Contract Holder had chosen not to elect one of the Company’s electronic standards for cash collection and application of participant contribution data. However, we do not impose the administrative expense charge for participants under those Contracts who enrolled in a group contract or became covered under an individual contract before November 5, 1984;
•	Effective on June 4, 2013, we began to impose this charge with respect to participants who became covered under a Contract on or after November 5, 1984, where the Contract was issued in connection with retirement programs for select management and highly compensated healthcare employees in plans formerly carried under certain hospital association endorsements;
•	We do not currently deduct an administrative expense charge during the Accumulation Phase for any Contracts other than those described above; and
•	We do not currently deduct an administrative expense charge during the Income Phase for any Contracts.

Purpose. This charge helps defray our cost of providing administrative services under the Contracts and in relation to the Separate Account and Subaccounts.

Fund Fees and Expenses

Each Fund deducts management/investment advisory fees from the amounts allocated to the Fund. In addition, each Fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the Fund. Furthermore, certain Funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of Fund shares. Fund fees and expenses are deducted from the value of the Fund shares on a daily basis, which in turn affects the value of each Subaccount that purchases Fund shares. Fund fees and expenses are one factor that impacts the value of a Fund’s shares. To learn more about Fund fees and expenses, the additional factors that can affect the value of a Fund’s shares and other important information about the Funds, refer to the Fund prospectuses.

Less expensive share classes of the Funds offered through this Contract may be available for investment outside of this Contract. You should evaluate the expenses associated with the Funds available through this Contract before making a decision to invest.

Charges for Advisory Services

We reserve the right to deduct from a participant’s account, upon authorization from the participant, any advisory and other fees due under an independent advisory services agreement between the participant and an investment adviser. Advisory fees will be deducted on a proportional basis from the Subaccounts that invest in the Funds used in the allocation model selected by the participant under the advisory services agreement, and any set-up fees may

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be deducted on a proportional basis from all of the Subaccounts in which the participant is invested. Under proportional deduction, the portion of the overall fee deducted from a given Subaccount equals the same percentage that the Subaccount value represents to the value of all the Subaccounts used in the calculation (e.g., for deduction of the advisory fee, all the Subaccounts used in the allocation model). If you have not authorized payment of advisory fees from the Variable Investment Options, you would instead pay such fees outside the Contract.

Please note that we have no control over the advisory fee arrangement between you and your investment adviser – that arrangement is solely between you and your adviser. Consequently, if you want to terminate your advisory arrangement, you would need to contact your adviser.

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your Account Value or from Purchase Payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our Income Phase payment rates when you commence Income Phase payments. Unless directed otherwise, we will deduct any premium tax charges proportionately from the Subaccounts and Fixed Interest Options in which you are invested.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the Separate Account. See “FEDERAL Tax Considerations.”

THE CONTRACT

When considering whether to purchase or participate in the Contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a deferred compensation plan (as described in this prospectus, an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the deferred compensation plan itself. Annuities do provide other features and benefits (such as the option of lifetime Income Phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “Contract Purchase and Participation.”

Contract Ownership and Rights

Who Owns the Contract? The Contract Holder.

Who Owns Money Accumulated Under the Contract? All dollars accumulated under the Contract, including contributions attributable to deferred compensation, are part of your employer’s general assets and subject to the claims of its general creditors. The plan exclusively governs what benefits are available to you and those benefits are provided from your employer’s general assets.

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What Rights Do I have under the Contract? The Contract Holder, usually your employer, holds all the rights under the Contract. The Contract Holder’s plan, which you participate in, may permit you to exercise some of those rights.

What Happens if You Die? The Contract provides a death benefit in the event of your death, which is payable to the Contract holder (usually your employer). The Contract Holder may direct that we make any payments to the Beneficiary you name under the plan (the “Plan Beneficiary”).

Transfer of Ownership; Assignment

An assignment of a Contract will only be binding on us if it is made in writing and sent to Customer Service. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the Contract Holder and the interest of the Annuitant and any Beneficiary will be subject to the rights of any assignee we have on our records.

The Account Value

During the Accumulation Phase, your Account Value at any given time equals:

•	Account dollars directed to the Fixed Interest Options, including interest earnings to date; less
•	Any deductions from the Fixed Interest Options (e.g., withdrawals, fees); plus
•	The current dollar value of amounts held in the Subaccounts, which takes into account investment performance and fees deducted from the Subaccounts.

Subaccount Accumulation Units. When a Fund is selected as an investment option, your account dollars invest in Accumulation Units of the Variable Annuity Account B Subaccount corresponding to that Fund. The Subaccount invests directly in the Fund shares. The value of your interests in a Subaccount is expressed as the number of Accumulation Units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

Accumulation Unit Value . The value of each Accumulation Unit in a Subaccount is called the Accumulation Unit Value (“AUV”). The AUV varies daily in relation to the underlying Fund’s investment performance. The AUV also reflects deductions for Fund fees and expenses, the mortality and expense risk charge, the administrative expense charge, if any, and advisory fees, if any. The deduction of any advisory fees can result in cancellation of units. We discuss these deductions in more detail in “Fee Table” and “CHARGES AND Fees.”

Valuation. We determine the AUV every normal business day that the NYSE is open, after the close of the NYSE (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the Net Investment Factor of the Subaccount. The Net Investment Factor measures the investment performance of the Subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The Net Investment Factor for a Subaccount between two consecutive valuations equals the sum of 1.0000 plus the Net Investment Rate.

Net Investment Rate. The Net Investment Rate is computed according to a formula that is equivalent to the following:

•	The net assets of the Fund held by the Subaccount as of the current valuation; minus
•	The net assets of the Fund held by the Subaccount at the preceding valuation; plus or minus
•	Taxes or provisions for taxes, if any, due to Subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
•	The total value of the Subaccount’s units at the preceding valuation; and minus
•	A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted daily from investments in the Separate Account. See “CHARGES AND Fees.”

The net investment rate may be either positive or negative.

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Hypothetical Illustration

As a hypothetical illustration, assume that an Investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the NYSE, the applicable AUVs are $10 for Subaccount A, and $25 for Subaccount B. The Investor’s account is credited with 300 Accumulation Units of Subaccount A and 80 Accumulation Units of Subaccount B.

Step 1: An Investor contributes $5,000.

Step 2:

•	He or she directs us to invest $3,000 in Fund A. The dollars purchase 300 Accumulation Units of Subaccount A ($3,000 divided by the current $10 AUV); and
•	He or she directs us to invest $2,000 in Fund B. The dollars purchase 80 Accumulation Units of Subaccount B ($2,000 divided by the current $25 AUV).

Step 3: The Separate Account then purchases shares of the applicable Funds at the then current market value (Net Asset Value or NAV).

The Fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the Subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account

If all or a portion of initial Purchase Payments are directed to the Subaccounts, they will purchase Subaccount Accumulation Units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in “CONTRACT PURCHASE AND PARTICIPATION.” Subsequent Purchase Payments or transfers directed to the Subaccounts that we receive in Good Order by the close of business of the NYSE will purchase Subaccount Accumulation Units at the AUV computed as of the close of the NYSE on that day. The value of Subaccounts may vary day to day. Subsequent Purchase Payments and transfers received in Good Order after the close of the NYSE will purchase Accumulation Units at the AUV computed as of the close of the NYSE on the next business day.

Contract Provisions and Limitations

Allocation of Purchase Payments

All Purchase Payments are allocated to your Account Value on the Valuation Date of their receipt. The Contract Holder or you, if the Contract Holder permits, directs us to allocate Purchase Payments to the investment options available under the plan. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. If the most recent allocation instructions we have on file include a Subaccount that corresponds to an underlying Fund that is closed to new investment or is otherwise unavailable, additional Purchase Payments received that would have been allocated to the Subaccount corresponding to the closed or otherwise unavailable Fund may be automatically allocated among the other available Subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available Subaccounts, we must receive alternative allocation instructions or the Purchase Payment will be returned. Alternative allocation instructions can be given by contacting Customer Service. See “THE INVESTMENT OPTIONS.”

Transfers Among Investment Options

During the Accumulation Phase and, under some Contracts, the Income Phase, the Contract Holder or you, if permitted by the plan, may transfer amounts among the investment options. Transfers from Fixed Interest Options are restricted as outlined in APPENDIX B, APPENDIX C, APPENDIX D and APPENDIX E. Transfers may be requested by telephone, electronically at www.voyaretirementplans.com or through such other means as may be

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available under our administrative procedures in effect from time to time. Transfers must be made in accordance with the terms of the Contract.

Value of Transferred Dollars. The value of amounts transferred in or out of Subaccounts will be based on the Subaccount AUV next determined after Customer Service receives your request in Good Order. The Contracts may restrict how many transfers, if any, are allowed among options during the Income Phase.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a unique identifier or personal password. You are responsible for keeping your unique identifier or personal password and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Transfer Credits

Contributions to a Contract may include plan assets transferred from a financial provider who has imposed a cancellation penalty on that transfer. To offset that penalty, the Company will, subject to certain conditions and state approvals, apply a transfer credit on transferred assets. This credit is provided on a nondiscriminatory basis if your Contract is eligible.

The transfer credit will be applied no later than the first business day following the date the contribution is received by us in Good Order. Transferred assets, less any premium tax, will be allocated to a participant’s individual account in amounts authorized by the Contract Holder. If no instructions are received from the Contract Holder, the transferred assets will be allocated to the Plan’s forfeiture account.

The transfer credit is equal to a specified percentage of the transferred assets, or other specified amount that is transferred to the Company under a Contract, that remains in the participant’s individual account for the period of time specified by the Company. Any applicable transfer credit will be deducted from:

•	A full withdrawal initiated by the Contract Holder; or
•	A full or partial withdrawal initiated by the participant, except for those eligible distributions from qualified plans that happen upon the occurrence of certain events. See FEDERAL TAX CONSIDERATIONS – Taxation of Qualified Contracts – Distributions – Eligibility.”

Transfer credits will not be applied to assets transferred into the Contract from existing contracts. Only net contributions not previously held by the Contract are eligible for a transfer credit.

If a transfer credit is due under your Contract, you will be provided with additional information.

Election of a transfer credit may result in a higher mortality and expense risk charge and impact the credited interest rate under the Fixed Plus Account and Fixed Plus Account II A Fixed Interest Options. See “CHARGES AND Fees,” “Appendix D: FIXED PLUS ACCOUNT” and “APPENDIX E: FIXED PLUS ACCOUNT II A.”

Tax Code Restrictions

The Tax Code places some limitations on contributions to your account. See “FEDERAL Tax Considerations.”

The General Account

All guarantees and benefits provided under the Contracts that are not related to the Separate Account are subject to the claims paying ability and financial strength of the Company and our General Account.

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The following obligations under the Contract are funded by the General Account which supports our insurance and annuity obligations:

•	Amounts allocated to the Fixed Account, the Fixed Plus Account and the Fixed Plus Account II A;
•	Amounts funding fixed Income Phase Payments;
•	Death benefit payments held in an interest bearing retained asset account; and
•	Where the amount of the death benefit exceeds the Account Value.

Contract Modification

We may change the Contract as required by federal or state law. In addition, we may, upon 30 days’ written notice to the Contract Holder, make other changes to group Contracts that would apply only to individuals who become participants under that Contract after the effective date of such changes. If the group Contract Holder does not agree to a change, we reserve the right to refuse to establish new accounts under that Contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Limits on Frequent or Disruptive Transfers

The Contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a Fund and raise its expenses through:

•	Increased trading and transaction costs;
•	Forced and unplanned portfolio turnover;
•	Lost opportunity costs; and
•	Large asset swings that decrease the Fund’s ability to provide maximum investment return to all Contract Owners and participants.

This in turn can have an adverse effect on Fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should be aware that:

•	We suspend the Electronic Trading Privileges, as defined below, of any individual or organization if we determine, in our sole discretion, that the individual’s or organization’s transfer activity is disruptive or not in the best interest of other owners of our variable insurance and retirement products, or the participants in such products; and
•	Each underlying Fund may limit or restrict Fund purchases and we will implement any limitation or restriction on transfers to an underlying Fund as directed by that underlying Fund.

Consequently, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the Contract.

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Excessive Trading Policy

We and the other members of the Voya family of companies that provide multi-Fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various Fund families that make their Funds available through our products to restrict excessive Fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor Fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if Fund transfer and reallocation activity:

•	Meets or exceeds our current definition of Excessive Trading, as defined below; or
•	Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define “Excessive Trading” as:

•	More than one purchase and sale of the same Fund (including money market Funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same Fund is referred to as a “round-trip”). This means two or more round-trips involving the same Fund within a 60 calendar day period would meet our definition of Excessive Trading; or
•	Six round-trips involving the same Fund within a rolling 12 month period.

The following transactions are excluded when determining whether trading activity is excessive:

•	Purchases or sales of shares related to non-Fund transfers (for example, new Purchase Payments, withdrawals and loans);
•	Transfers associated with any scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;
•	Purchases and sales of Fund shares in the amount of $5,000 or less;
•	Purchases and sales of Funds that affirmatively permit short-term trading in their Fund shares, and movement between such Funds and a money market Fund; and
•	Transactions initiated by us, another member of the Voya family of companies, or a Fund.

If we determine that an individual or entity has made a purchase of a Fund within 60 days of a prior round-trip involving the same Fund, we will send them a letter warning that another sale of that same Fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate Fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (“VRU”), telephone calls to Customer Service or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same Fund within a rolling 12 month period, we will send them a letter warning that another purchase and sale of that same Fund within 12 months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate Fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the Fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all Fund transfers or reallocations, not just those that involve the Fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate Fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the Fund whose shares were involved in the activity that violated our Excessive Trading Policy.

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Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the Fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular Fund, at any time without prior notice, depending on, among other factors, the needs of the underlying Fund(s), the best interests of Contract Owners, participants, and Fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all Contract Owners and participants or, as applicable, to all Contract Owners and participants investing in the underlying Fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, Fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Underlying Funds

Each underlying Fund available through the variable insurance and retirement products offered by us and/or the other members of the Voya family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of Fund shares are subject to acceptance or rejection by the underlying Fund. We reserve the right, without prior notice, to implement Fund purchase restrictions and/or limitations on an individual or entity that the Fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a Subaccount if the corresponding Fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a Fund or all Funds within a Fund family) will be done in accordance with the directions we receive from the Fund.

Agreements to Share Information with Fund Companies

As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the Fund companies whose Funds are offered through the Contract. Contract Owner and participant trading information is shared under these agreements as necessary for the Fund companies to monitor Fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding Contract Owner and participant transactions, including but not limited to information regarding Fund transfers initiated by you. In addition to information about Contract Owner and participant transactions, this information may include personal Contract Owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a Fund company may direct us to restrict a Contract Owner or participant’s transactions if the Fund determines that the Contract Owner or participant has violated the Fund’s excessive/frequent trading policy. This could include the Fund directing us to reject any allocations of Purchase Payments or Account Value to the Fund or all Funds within the Fund family.

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THE INCOME PHASE

During the Income Phase, you receive payments from your accumulated Account Value.

Initiating Income Phase Payments

At least 30 days prior to the date you want to start receiving Income Phase payments, the Contract Holder or you, if permitted by the plan, must notify us in writing of the following:

•	Start date;
•	Income Phase payment option (see the “Income Phase Payment Options” table in this section);
•	Income Phase payment frequency (i.e., monthly, quarterly, semi-annually or annually);
•	Choice of fixed or variable payments;
•	Selection of an assumed net investment rate (only if variable payments are elected); and
•	Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the Accumulation Phase until the Contract Holder or you, as applicable, properly initiates Income Phase payments. Generally, the first Income Phase payment must be made by April 1 of the calendar year following the calendar year in which the Contract Holder attains age 72 (age 70½ if born before July 1, 1949) or in the case of an employer-sponsored plan, April 1 of the calendar year following the calendar year in which the Contract Holder retires, whichever occurs later. See “FEDERAL TAX CONSIDERATIONS – Taxation of Qualified Contracts – Lifetime Required Minimum Distributions (457(b) Plans Only).”

Once an Income Phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum. See “Income Phase Payment Options.”

Calculation of Income Phase Payments

Some of the factors that may affect Income Phase payments include: your age, your Account Value, the Income Phase payment option selected (including the frequency and duration of payments under the option selected), number of guaranteed payments, if any, selected and whether you select variable or fixed payments. As a general rule, more frequent Income Phase payments will result in smaller individual Income Phase payments. Likewise, Income Phase payments that are anticipated over a longer period of time will also result in smaller individual Income Phase payments.

Fixed Payments. Amounts funding fixed Income Phase payments will be held in the Company’s General Account. Fixed payments will remain the same over time.

Variable Payments. Amounts funding your variable Income Phase payments will be held in the Subaccount(s) selected. The Contracts may restrict the Subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the Income Phase. The Subaccounts available for investment during the Income Phase may be different than those available for investment during the Accumulation Phase. For information about the Subaccounts available during the Income Phase, please contact Customer Service. The Contracts may restrict how many transfers, if any, are allowed among options during the Income Phase. For variable payments, an assumed net investment rate must be selected.

Payments from the Fixed Plus Account. If a nonlifetime Income Phase payment option is selected, payments from the Fixed Plus Account may only be made on a fixed basis.

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Assumed Net Investment Rate. If you select variable Income Phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first Income Phase payment will be higher, but subsequent Income Phase payments will increase only if the investment performance of the Subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5% annually, after deduction of fees.

If a 3.5% rate is selected, your first Income Phase payment will be lower and subsequent Income Phase payments will increase more rapidly or decline more slowly depending upon the investment performance of the Subaccounts selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling Customer Service.

Charges Deducted

When you select an Income Phase payment option (one of the options listed in the table below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the Subaccounts. This charge compensates us for mortality and expense risks we assume under variable Income Phase payment options and is applicable to all variable Income Phase payment options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to earn a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options.

We may also deduct a daily administrative charge from amounts held in the Separate Account. We currently charge this under some Contracts and reserve the right to charge it under all others. The maximum amount is 0.25% on an annual basis of your Account Value invested in the Subaccounts. If we are currently imposing this fee under the Contract issued in connection with your plan when you enter the Income Phase, the fee will apply throughout the entire Income Phase.

Required Minimum Payment Amounts

The Income Phase payment option selected must meet the minimums stated in the Contract:

•	A first Income Phase payment of at least $20; or
•	Total yearly Income Phase payments of at least $100.

If your Account Value is too low to meet these minimum payment amounts, the Contract Holder, on your behalf, must elect a lump-sum payment.

Death Benefit During the Income Phase

The death benefits that may be available to a Beneficiary are outlined in the following “Income Phase Payment Options” table. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order. If the death benefit is not taken in a lump sum, your Beneficiary must meet the distribution rules imposed by the Tax Code. These rules recently changed for deaths occurring after January 1, 2020. Failure to meet these rules can result in tax penalties. See “FEDERAL TAX CONSIDERATIONS – Taxation of Qualified Contracts – Required Distributions Upon Death” for the distribution rules imposed by the Tax Code.

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Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account”) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option. See “DEATH BENEFIT – The Retained Asset Account” for more information about the retained asset account.

Taxation. To avoid certain tax penalties, you and any Beneficiary must meet the distribution rules imposed by the Tax Code. See “FEDERAL Tax Considerations.”

Income Phase Payment Options

The following table lists the Income Phase payment options and accompanying death benefits that may be available under the Contracts. The Tax Code and/or some Contracts may restrict the options and the terms available to you and/or your Beneficiary. See “FEDERAL Tax Considerations.” Check with your Contract Holder for details. We may offer additional Income Phase payment options under the Contract from time to time.

Terms used in the table:

•	Annuitant: The person(s) on whose life expectancy the Income Phase payments are calculated; and
•	Beneficiary: The person designated to receive the death benefit payable under the Contract.

Lifetime Income Phase Payment Options
Life Income	Length of Payments: For as long as the Annuitant lives. It is possible that only one payment will be made should the Annuitant die prior to the second payment’s due date. Death Benefit-None: All payments end upon the Annuitant’s death.
Life Income ‒ Guaranteed Payments*

Length of Payments: For as long as the Annuitant lives, with payments guaranteed for a choice of five to 20 years, or as otherwise specified in the Contract.

Death Benefit-Payment to the Beneficiary: If the Annuitant dies before we have made all the guaranteed payments, we will continue to pay the Beneficiary the remaining payments. Unless prohibited by a prior election of the Contract Holder, the Beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

*	Guaranteed period payments may not extend beyond the shorter of your life expectancy or until age 95.
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Lifetime Income Phase Payment Options (continued)
Life Income ‒ Two Lives

Length of Payments: For as long as either Annuitant lives. It is possible that only one payment will be made should both Annuitants die before the second payment’s due date.

Continuing Payments:

•   This option allows a choice of 100%, 66⅔% or 50% of the payment to continue to the surviving Annuitant after the first death; or

•   100% of the payment to continue to the Annuitant on the second Annuitant’s death, and 50% of the payment to continue to the second Annuitant on the Annuitant’s death.

Death Benefit-None: All payments end after the death of both Annuitants.

Life Income ‒ Two Lives ‒ Guaranteed Payments*

Length of Payments: For as long as either Annuitant lives, with payments guaranteed for a minimum of 120 months or as otherwise specified in the Contract.

Continuing Payments: 100% of the payment to continue to the surviving Annuitant after the first death.

Death Benefit ‒ Payment to the Beneficiary: If both Annuitants die before the guaranteed payments have all been paid, we will continue to pay the Beneficiary the remaining payments. Unless prohibited by a prior election of the Contract Holder, the Beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income ‒ Cash Refund Option (limited availability fixed payment only)

Length of Payments: For as long as the Annuitant lives.

Death Benefit ‒ Payment to the Beneficiary: Following the Annuitant’s death, we will pay a lump-sum payment equal to the amount originally applied to the Income Phase payment option (less any premium tax) and less the total amount of fixed Income Phase payments paid.

Life Income – Two Lives − Cash Refund Option (limited availability fixed payment only)

Length of Payments: For as long as either Annuitant lives.

Continuing Payment: 100% of the payment to continue after the first death.

Death Benefit − Payment to the Beneficiary: When both Annuitants die, we will pay a lump-sum payment equal to the amount applied to the Income Phase payment option (less any premium tax) and less the total amount of fixed Income Phase payments paid.

Nonlifetime Income Phase Payment Options
Nonlifetime – Guaranteed Payments*

Length of Payments: Payments generally may be fixed or variable and may be made for three to 30 years. However, for amounts held in the Fixed Plus Account and the Fixed Plus Account II A during the Accumulation Phase, the payment must be on a fixed basis and must be for at least five years. In certain cases a lump-sum payment may be requested at any time (see below).

Death Benefit − Payment to the Beneficiary: If the Annuitant dies before we make all the guaranteed payments, we will continue to pay the Beneficiary the remaining payments. Unless prohibited by a prior election of the Contract Holder, the Beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

Lump-Sum Payment

If the Nonlifetime – Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before five years of Income Phase payments have been completed will be treated as a withdrawal during the Accumulation Phase and if election is made during an early withdrawal charge period, we will charge the applicable early withdrawal charge. See “Fees – Early Withdrawal Charge.” Lump-sum payments will be paid within seven calendar days after Customer Service receives the request for payment in Good Order.

*	Guaranteed period payments may not extend beyond the shorter of your life expectancy or until age 95.
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Calculation of Lump-Sum Payments

If a lump-sum payment is available to a Beneficiary or to you under the Income Phase payment options listed in the table above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the Income Phase payments (i.e., the actual fixed rate used for the fixed payments or the 3.5% or 5% assumed net investment rate for variable payments).

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Contract:

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Account Value Death Benefit	Pays a death benefit equal to the Account Value.	Standard	No additional fee for this death benefit.

For amounts held in the Guaranteed Accumulation Account, if a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Any advisory fee deducted reduces Account Value and this reduces the amount of this death benefit.

Systematic Distribution Options	Allows you to receive regular payments from your account without moving into the Income Phase.	Standard	No additional fee for this benefit.	VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Deduction of Advisory Fees from Participant Account	Contract permits adviser retained by participant to have its fees deducted from participant account.	Standard	No additional fee for this benefit.

Advisory fees deducted reduce the amount of death benefit and may be treated as a withdrawal upon proper authorization – see discussion of each death benefit in this table above.

Withdrawal of advisory fees from a participant’s account may be subject to federal and state income taxes and a 10% federal penalty tax.

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DEATH BENEFIT

The Contract provides a death benefit in the event of your death, which is payable to the Contract Holder (usually your employer). The Contract Holder may direct that we make any payments to the Beneficiary you name under the Plan (“Plan Beneficiary”).

During the Accumulation Phase

For death benefit information applicable to the Income Phase, see “THE Income Phase – Death Benefit During the Income Phase.”

Payment Process

•	Following your death, the Contract Holder (on behalf of your Plan Beneficiary) must provide the Company with proof of death acceptable to us and a payment request in Good Order;
•	The payment request should include selection of a benefit payment option (see below); and
•	Within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order, we will mail payment, unless otherwise requested.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “Income Phase – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

The following options are also available under some Contracts; however, the Tax Code limits how long the death benefit proceeds may be left in these options:

•	Leaving the Account Value invested in the Contract; or
•	Under some Contracts, leaving your Account Value on deposit in the Company’s General Account and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate currently credited on such deposits. The balance on deposit can be withdrawn at any time or paid in accordance with any of the available Income Phase payment options. See “Income Phase – Income Phase Payment Options.”

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

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The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

The Value of the Death Benefit (the Account Value Death Benefit)

The death benefit will be based on your Account Value. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your Account Value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in APPENDIX B and in the Guaranteed Accumulation Account prospectus.

The death benefit is calculated as of the next time we value your account following the date on which Customer Service receives proof of death and a payment request in Good Order. In addition to this amount, some states require we pay interest on amounts invested in Fixed Interest Options, calculated from date of death at a rate specified by state law.

Any advisory fee deducted reduces Account Value on a dollar-for-dollar basis, and thus reduces the amount of this death benefit.

Tax Code Requirements

The Tax Code requires distribution of death benefit proceeds within a certain period of time and these requirements have recently changed generally for deaths after January 1, 2020. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the Beneficiary in the same manner as if you had received those payments. See “FEDERAL Tax Considerations” for additional information.

CONTRACT PURCHASE AND PARTICIPATION

Purchasing the Contract

To purchase the Contract:

•	The Contract Holder submits the required forms and application to the Company; and
•	We approve the forms and issue a Contract to the Contract Holder.

Participating in the Contract

To participate in the Contract:

•	Complete an enrollment form and submit it to us; and
•	If your enrollment is accepted, we establish an account for you under the Contract. The Contract Holder must determine your eligibility to participate in its plan. We are not responsible for such determination.
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Acceptance or Rejection

We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying Purchase Payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold Purchase Payments for longer periods with the permission of the Contract Holder. If we agree to do this, the Purchase Payments remain in a non-interest bearing bank account until processed (or for a maximum of 105 days). If we reject the application or enrollment forms, we will return the forms and any Purchase Payments.

Methods of Purchase Payment

The following Purchase Payment methods are available:

•	Continuous payments over time into an Installment Purchase Payment Account. Payments into an Installment Purchase Payment Account must be at least $100 per month ($1,200 annually). No payment may be less than $25; and
•	A lump-sum transfer from a previous plan into a Single Purchase Payment Account, in accordance with our procedures in effect at the time of purchase.

If you participate in a 457(b) plan, the Tax Code places limits on how much of your compensation may be deferred annually. See “FEDERAL TAX CONSIDERATIONS” for further information.

Allocation of Purchase Payments

The Contract Holder or you, if the Contract Holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future Purchase Payments or transfers of existing balances among investment options may be requested by telephone, electronically at www.voyaretirementplans.com or through such other means as may be available under our administrative procedures in effect from time to time. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See “ THE Investment Options.”

Transfer Credits

The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the Contract, you will be provided with additional information specific to the Contract. See “THE CONTRACT – Contract Provisions and Limitations – Transfer Credits.”

Tax Code Restrictions

The Tax Code places some limitations on contributions to your account. See “FEDERAL Tax Considerations.”

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Other Products

We and our affiliates offer various other products with different features and terms than the Contracts described in this prospectus, which may offer some or all of the same Funds. These products have different benefits, fees and charges, and may offer different share classes of the Funds offered in this Contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are other options available, and if you are interested in learning more about these other products, contact your registered representative. These other options may not be available under your plan.

WITHDRAWALS

Making a Withdrawal

Subject to limitations on withdrawals from the Fixed Plus Account and the Fixed Plus Account II A, the Contract Holder or you, if permitted by the plan, may withdraw all or a portion of your Account Value (on your behalf) at any time during the Accumulation Phase.

Steps for Making a Withdrawal

The Contract Holder or you, if permitted by the plan, must:

•	Select the Withdrawal Amount:
•	Full Withdrawal: You will receive, reduced by any required tax, your Account Value allocated to the Subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) and the Fixed Account or Fixed Account 2, minus any applicable early withdrawal charge, annual maintenance fee and redemption fees, plus the amount available for withdrawal from the Fixed Plus Account and/or the Fixed Plus Account II A; or
•	Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable redemption fees and by any applicable early withdrawal charge for amounts withdrawn from the Subaccounts, the Guaranteed Accumulation Account or the Fixed Account or Fixed Account 2 and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Accumulation Account. The amounts available from the Fixed Plus Account and Fixed Plus Account II A may be limited.
•	Select Investment Options. If not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an Account Value; and
•	Properly complete a disbursement form and submit it to Customer Service.

For amounts withdrawn from Account Value allocated to the Subaccounts, we will redeem the number of Accumulation Units needed to fund the withdrawal and reduce your Account Value accordingly. For amounts withdrawn withdraw from a Fixed Interest Option, we will reduce the value of the Fixed Interest Option by the dollar amount of that portion of the withdrawal (and with respect to the Guaranteed Accumulation Account, will reflect any positive or negative market value adjustment) and will reduce your Account Value accordingly. A reduction to the Account Value due to a withdrawal results in a lesser amount available to be annuitized and a lesser death benefit. For a description of limitations on withdrawals from the Fixed Plus Account and Fixed Plus Account II A, please see APPENDIX D and APPENDIX E.

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Calculation of Your Withdrawal

We determine your Account Value every normal business day after the close of the NYSE. We pay withdrawal amounts based on your Account Value either:

•	As of the next valuation after Customer Service receives a request for withdrawal in Good Order; or
•	On such later date as specified on the disbursement form.

Delivery of Payment

Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment no later than seven calendar days following our receipt of your disbursement form in Good Order.

SYSTEMATIC DISTRIBUTION OPTIONS

If available under your plan, a systematic distribution option allows you to receive regular payments from your account without moving into the Income Phase. By remaining in the Accumulation Phase, you retain certain rights and investment flexibility not available during the Income Phase. Because the account remains in the Accumulation Phase, all Accumulation Phase charges continue to apply.

Systematic Distribution Options Currently Available

These options may be exercised at any time during the Accumulation Phase of the Contract. To exercise one of these options, the Account Value must meet any minimum dollar amount and age criteria applicable to that option. To determine what systematic distribution options are available, please write or call Customer Service.

Systematic distribution options currently available under the Contract include the following:

•	Systematic Withdrawal Option (“SWO”) – SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining Accumulation Phase investment flexibility for amounts accumulated under the account; and
•	Estate Conservation Option (“ECO”) – ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO we calculate the minimum distribution amount required by law (generally at age 72 (age 70½ if born before July 1, 1949)) and pay you that amount once a year. ECO is available under 457 Plans only.

Other Systematic Distribution Options

Other systematic distribution options may be available from time to time. Additional information relating to any of the systematic distribution options may be obtained from your local representative or by contacting Customer Service.

Availability of Systematic Distribution Options

The Company may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections.

Terminating a Systematic Distribution Option

Once a systematic distribution option is elected, the Contract Holder may revoke it at any time by submitting a written request to Customer Service. Any revocation will apply only to the amount not yet paid. Once an option is revoked for an account, it may not be elected again until the next calendar year, nor may any other systematic distribution option be elected.

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Tax Consequences

Withdrawals received through these options and revocations of elections may have tax consequences. See “FEDERAL Tax Considerations.”

FEDERAL TAX CONSIDERATIONS

Introduction

The Contracts described in this prospectus are designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the Contracts. The U.S. federal income tax treatment of the Contracts is complex and sometimes uncertain. You should keep the following in mind when reading this section:

•	Your tax position (or the tax position of the Beneficiary, as applicable) determines the federal taxation of amounts held or paid out under the Contracts;
•	Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the Contracts described in this prospectus;
•	This section addresses some, but not all, applicable federal income tax rules and generally does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;
•	We do not make any guarantee about the tax treatment of the Contracts or transactions involving the Contracts; and
•	No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the Contract with tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the Contract or any transactions involving the Contract.

Types of Contracts: Deferred Compensation Contracts

The Contracts described in this prospectus may be purchased in relation to qualified governmental excess benefit arrangements under Tax Code Section 415(m), Tax Code Section 457(b) plans, nonqualified deferred compensation plans under Tax Code Section 457(f) and non-Section 457 nonqualified deferred compensation plans.

We refer to all of these generally as “deferred compensation plans.” Employers intending to use the Contract with such plans should seek legal and tax advice.

Taxation of Deferred Compensation Contracts

Eligible Retirement Plans and Programs

The Contract may be purchased with the following retirement plans and programs:

•	Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as by non-governmental, tax-exempt organizations (non-governmental employers). A 457 plan may be either a 457(b) plan or a 457(f) plan. Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to a select group of management and highly-compensated employees (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Depending on the plan design, the participant may be entitled to determine the investment allocation of their deferred compensation account; and
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•	A deferred compensation plan of a for-profit employer that is not subject to Section 457 rules, or certain arrangements for tax-exempt employers that are exempt from the Section 457 rules. Employers intending to use the Contract with such plans should seek tax and/or legal advice.

The Company may offer or have offered the Contract for use with certain other types of deferred compensation plans. Please see your Contract and consult with your tax adviser if you have questions about other types of plan arrangements not discussed herein.

Special Considerations for Section 457 Plans. Under 457(b) plans of non-governmental employers, 457(f) plans and non-Section 457 deferred compensation plans, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. In addition, benefits under 457(f) plans are generally taxable to an employee in the first year in which there is no “substantial risk of forfeiture.” Generally, a substantial risk of forfeiture means that the individual’s right to receive deferred compensation is dependent upon the performance of future services to an employer or other entity. 457(b) plans of governmental employers, on the other hand, are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

Taxation

The tax rules applicable to deferred compensation plan contracts vary according to the type of plan or program, the specific terms and conditions of the deferred compensation plan contract and the terms and conditions of the deferred compensation plan. The ultimate effect of federal income taxes on the amounts held under a deferred compensation plan contract, or on Income Phase (e.g., annuity) payments from a deferred compensation plan contract, depends on the type of deferred compensation plan contract or program as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a deferred compensation plan contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

•	Contributions in excess of specified limits;
•	Distributions before age 59½ (subject to certain exceptions);
•	Distributions that do not conform to specified commencement and minimum distribution rules; and
•	Other specified circumstances.

Some nonqualified deferred compensation plans are subject to additional distribution or other requirements that are not incorporated into the Contracts described in this prospectus. No attempt is made to provide more than general information about the use of the Contracts with deferred compensation plans. Contract Owners, sponsoring employers, participants, Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under these deferred compensation plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the language of the Contract, unless we consent in writing.

Contract Owners, sponsoring employers, participants, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek tax and/or legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that deferred compensation contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a deferred compensation plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the deferred compensation plan itself. Annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) that may be valuable to you. You

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should discuss your alternatives with a qualified financial representative, taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain deferred compensation plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with a tax and/or legal adviser in connection with contributions to a deferred compensation contract.

457(b) Plans. The total annual contributions (including pre-tax salary reduction contributions) made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of 100% of your includible compensation or $20,500 (as indexed for 2022). Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code Section 401(k), Roth 401(k), 403(b), Roth 403(b) and 125 cafeteria plans in addition to any deferrals to the 457(b) plan.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a governmental 457(b) plan who is at least age 50 by the end of the participant’s taxable year may contribute an additional amount (“Age 50 Catch-ups”) not to exceed the lesser of:

•	$6,500; or
•	The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Special 457 Catch-ups. Special catch-up provisions may be available for 457(b) plans (“Special 457 Catch-ups”) during the three years prior to the participant’s normal retirement age. Note that the Special 457 Catch-ups cannot be used simultaneously with the Age 50 Catch-ups. Specifically, a participant may elect to defer the lesser of: (a) twice the deferral limit ($41,000); or (b) the basic annual limit plus the amount of the basic annual limit not used in prior taxable years (disregarding any deferrals under the Age 50 Catch-up). If a participant is eligible for the Special 457 Catch-up and the Age 50 Catch-up, the participant can make deferrals up to the greater catch-up limit, but may not make deferrals in excess of the greater catch-up limit. For advice with respect to these catch-up provisions, please consult a tax and/or legal adviser.

457(f) Plans and Non-Section 457 Deferred Compensation Plans. 457(f) plans and Non-Section 457 plans have no contribution limits, unless the plan document imposes a limit.

Distributions – General

Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a Contract including withdrawals, Income Phase (i.e., annuity) payments, rollovers, exchanges and death benefit proceeds. If a portion of a distribution is taxable, the distribution will be reported to the IRS.

Governmental 457(b) Plans. Distributions from these plans are generally taxed as received unless one of the following is true:

•	The distribution is an eligible rollover distribution and is directly transferred or rolled over within 60 days to another plan eligible to receive rollovers or to a traditional or Roth IRA in accordance with the Tax Code;
•	You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed on all or part of the earnings on the contributions according to the rules detailed in the Tax Code; or
•	The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

A distribution is an eligible rollover distribution unless it is:

•	Part of a series of substantially equal periodic payments (at least one per year) made over the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his designated Beneficiary or for a specified period of ten years or more;
•	A required minimum distribution under Tax Code Section 401(a)(9);
•	A hardship withdrawal; or
•	Otherwise not recognized under applicable regulations as eligible for rollover.
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10% Additional Tax. In general, an eligible state or local governmental 457(b) plan is not subject to the 10% additional tax. However, any distribution attributable to amounts the 457(b) plan received in a transfer from an IRA or a 401(a), 401(k), 403(a) or 403(b) plan is subject to the 10% additional tax unless one of the following exceptions applies:

•	You have attained age 59½;
•	You have become disabled, as defined in the Tax Code;
•	You have died and the distribution is to your Beneficiary;
•	You have separated from service with the sponsor at or after age 55;
•	You are a qualified public safety employee taking a distribution from a governmental plan and you separated from service after age 50;
•	The distribution amount is rolled over tax free into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;
•	You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary;
•	The distribution is paid directly to the government in accordance with an IRS levy;
•	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”);
•	The distribution is a qualified reservist distribution as defined under the Tax Code;
•	The distribution is a qualified birth or adoption distribution; or
•	The distribution is eligible for penalty relief extended to victims of certain natural disasters.

In addition, the 10% additional tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that are deductible (without regard to whether you itemized deductions). The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Non-Governmental 457(b) Plans. Compensation deferred under a 457(b) plan of a non-governmental employer is generally includible in income in the first year in which it is paid or otherwise made available to you or your designated Beneficiary.

457(f) Plans. Compensation deferred under a 457(f) plan is includible in gross income in the first year in which it is no longer subject to a “substantial risk of forfeiture” as defined under Tax Code Section 457(f) or required to be includible under Tax Code Section 409A. If the requirements of Tax Code Section 409A are not met, affected participants covered by the plan will be subject to:

•	Income tax inclusion on the deferred amounts, retroactive to the date of the original deferral (or if later, that date on which the deferred compensation was no longer subject to a substantial risk of forfeiture);
•	Interest at the underpayment rate plus one percent on the underpayments; and
•	An additional penalty tax equal to 20% of the amount included in income.

Non-Section 457 Deferred Compensation Plans. Compensation deferred under a non-Section 457 deferred compensation plan is generally includible in income in the first year in which it is:

•	Paid or otherwise made available to you or your designated Beneficiary; or
•	Required to be includible under Tax Code Section 409A.

If the requirements of Tax Code Section 409A are not met, affected participants covered by the plan will be subject to:

•	Income tax inclusion on the deferred amounts, retroactive to the date of the original deferral (or if later, that date on which the deferred compensation was no longer subject to a substantial risk of forfeiture),
•	Interest at the underpayment rate plus one percent on the underpayments, and
•	An additional penalty tax equal to 20% of the amount included in income.
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Distributions – Eligibility

Distributions from qualified plans (as described in this prospectus) generally may occur only upon the occurrence of certain events. The terms of your plan will govern when you are eligible to take a distribution from the plan. The following describes circumstances when you may be able to take a distribution from certain more common types of plans.

457(b) Plans. Under 457(b) plans, distributions may not be made available to you earlier than:

•	The calendar year you attain age 59½;
•	When you experience a severance from employment; or
•	When you experience an unforeseeable emergency.

A one-time in-service distribution may also be permitted under a Section 457(b) plan if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the two-year period ending on the date of distribution.

457(f) Plans and Non-Section 457 Deferred Compensation Plans. Some Tax Code Section 457(f) plans and non-Section 457 deferred compensation plans must also meet the requirements of Tax Code Section 409A, which includes standards for deferral elections, restrictions on subsequent elections regarding the time and form of payment and a prohibition on accelerating payment. Tax Code Section 409A also allows distributions only upon the occurrence of the following specified events:

•	Separation from service;
•	Disability;
•	Death;
•	Payment at a specified time (or under a fixed schedule) determined at the date that the deferral is made;
•	Change in control or ownership of the sponsoring employer; or
•	Unforeseeable emergency.

For more information, please consult your own tax and/or legal adviser.

Lifetime Required Minimum Distributions (457(b) Plans Only)

To avoid certain tax penalties, you and any designated Beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code. These rules dictate the following:

•	The start date for distributions;
•	The time period in which all amounts in your Contract(s) must be distributed; and
•	Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 72 (age 70½ if born before July 1, 1949) or retire, whichever occurs later, unless:

•	Under governmental 457(b) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 72 (age 70½ if born before July 1, 1949.

Time Period. You must receive distributions from the Contract over a period not extending beyond one of the following time periods:

•	Over your life or the joint lives of you and your designated Beneficiary; or
•	Over a period not greater than your life expectancy or the joint life expectancies of you and your designated Beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). Before Income (i.e., annuity) Phase payments begin, the required minimum distribution amount is generally determined by dividing the entire interest in the account as of December 31 of the preceding year by the applicable distribution period. The entire interest in the account includes the amount of any outstanding rollover, transfer and recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits and any optional living benefit. If Income (i.e., annuity) Phase

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payments have begun under an Income Phase payment option that satisfies the Tax Code Section 401(a)(9) regulations, such payments will generally be viewed as satisfying your required minimum distribution.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed. In certain circumstances this excise tax may be waived by the IRS.

Further information regarding required minimum distributions may be found in your Contract and/or certificate.

Required Distributions Upon Death (457(b) Plans Only)

Upon your death, any remaining interest in a 457(b) or Roth 457(b) plan must be distributed in accordance with federal income tax requirements under Section 401(a)(9) of the Tax Code. The death benefit provisions of your Contract will be interpreted to comply with those requirements. The post-death distribution requirements were amended, applicable generally with respect to deaths occurring after 2019, by the Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”), which was part of the larger Further Consolidated Appropriations Act, 2020. The post-death distribution requirements under prior law continue to apply in certain circumstances.

Prior Law. Under prior law, if an employee under an employer sponsored retirement plan dies prior to the required beginning date, the remaining interest must be distributed (1) within five years after the death (the “five-year rule”), or (2) over the life of the designated Beneficiary, or over a period not extending beyond the life expectancy of the designated Beneficiary, provided that such distributions commence within one year after death (the “lifetime payout rule”). If the employee dies on or after the required beginning date (including after the date distributions have commenced in the form of an annuity), the remaining interest must be distributed at least as rapidly as under the method of distribution being used as of the date of death (the “at-least-as-rapidly rule”).

The New Law. Under the new law, if you die after 2019, and you have a designated Beneficiary, any remaining interest must be distributed within ten years after your death, unless the designated Beneficiary is an eligible designated Beneficiary (“EDB”) or some other exception applies. A designated Beneficiary is any individual designated as a Beneficiary by the employee. An EDB is any designated Beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than ten years younger than you. An individual’s status as an EDB is determined on the date of your death. This ten-year post-death distribution period applies regardless of whether you die before your required beginning date or you die on or after that date (including after distributions have commenced in the form of an annuity). However, if the Beneficiary is an EDB and the EDB dies before the entire interest is distributed under this ten-year rule, the remaining interest must be distributed within ten years after the EDB’s death (i.e., a new ten-year distribution period begins).

Instead of taking distributions under the new ten-year rule, an EDB can stretch distributions over life, or over a period not extending beyond life expectancy, provided that such distributions commence within one year of your death, subject to certain special rules. In particular, if the EDB dies before the remaining interest is distributed under this stretch rule, the remaining interest must be distributed within ten years after the EDB’s death (regardless of whether the remaining distribution period under the stretch rule was more or less than ten years). In addition, if your minor child is an EDB, the child will cease to be an EDB on the date the child reaches the age of majority, and any remaining interest must be distributed within ten years after that date (regardless of whether the remaining distribution period under the stretch rule was more or less than ten years).

If your Beneficiary is not an individual, such as a charity, your estate, or in some cases a trust, any remaining interest after your death generally must be distributed under prior law in accordance with the five-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). However, if your Beneficiary is a trust and all the beneficiaries of the trust are individuals, the new law may apply pursuant to special rules that treat the beneficiaries of the trust as designated beneficiaries, including special rules allowing a Beneficiary of a trust who is disabled or chronically ill to stretch the distribution of their interest over their life or life expectancy in some cases. You should consult a professional tax adviser about the federal income tax consequences of your Beneficiary designations, particularly if a trust is involved.

More generally, the new law applies if you die after 2019, subject to several exceptions. In particular, if you are an employee under a governmental plan, such as a governmental 457(b) plan, the new law applies to your interest in that plan if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining

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agreements, the new law generally applies to your interest in that plan if you die after 2021 (unless the collective bargaining agreements terminate earlier).

In addition, the new post-death distribution requirements generally do not apply if the employee died prior to January 1, 2020. However, if the designated Beneficiary of the deceased employee dies after January 1, 2020, any remaining interest must be distributed within ten years of the designated Beneficiary’s death. Hence, this ten-year rule generally will apply to a Contract issued prior to 2020 which continues to be held by a designated Beneficiary of an employee who died prior to 2020.

It is important to note that under prior law, Income (i.e., annuity) Phase payments that commenced under a method that satisfied the distribution requirements while the employee was alive could continue to be made under that method after the death of the employee. Under the new law, however, if you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than ten years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the new law might need to be accelerated at the end of that period (or otherwise modified after your death if permitted under federal tax law and by us) in order to comply with the new post-death distribution requirements.

Certain transition rules may apply. Please consult your tax adviser.

Start Dates for Spousal Beneficiaries. Under the new law, as under prior law, if your Beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after your surviving spouse’s death by transferring the remaining interest tax-free to your surviving spouse’s own IRA.

The post-death distribution requirements are complex and unclear in numerous respects. The Internal Revenue Service and U.S. Department of the Treasury have issued very little guidance on the new law. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax adviser for tax advice as to your particular situation.

Withholding

Taxable distributions under the Contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

Governmental 457(b) Plans. Generally, eligible rollover distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of other certain distributions described in the Tax Code.

457(b) Plans of Non-Governmental Employers, 457(f) Plans and Non-Section 457 Deferred Compensation Plans. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. Death benefit proceeds are not subject to income tax withholding.

Assignment and Other Transfers

457(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

•	A plan participant as a means to provide benefit payments;
•	An alternate payee under a QDRO in accordance with Tax Code Section 414(p);
•	The Company as collateral for a loan; or
•	The enforcement of a federal income tax lien or levy.
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Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or other means. It is also possible that any change could be retroactive (i.e., effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the Contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the Separate Account to increase reserves under the Contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed. Because we do not expect that we will incur any federal income tax liability attributable to the Separate Account we do not intend to make any provision for such taxes. However, changes in the tax laws and/or in their interpretation may result in our being taxed on income or gains attributable to the Separate Account. In this case we may impose a charge against a separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the Separate Account, including from your Contract value invested in the Subaccounts.

In calculating our corporate income tax liability, we may claim certain corporate income tax benefits associated with the investment company assets, including Separate Account assets, which are treated as Company assets under applicable income tax law. These benefits may reduce our overall corporate income tax liability. Under current law, such benefits include foreign tax credits and corporate dividends received deductions. We do not pass the tax benefits to the holders of the Separate Account because (1) the Contract Owners are not the owners of the assets generating these benefits under applicable income tax law; and (2) we do not currently include Company income taxes in the tax charges you pay under the Contract. We reserve the right to change these tax practices.

OTHER TOPICS

Right to Cancel

When and How to Cancel. If the Contract Holder chooses to cancel a Contract, we must receive the Contract and a written notice of cancellation within ten days (or a longer period if required by state law) after the Contract Holder’s receipt of the Contract.

Refunds to Contract Holders. We will produce a refund no later than seven calendar days after Customer Service receives the Contract and written notice of cancellation in Good Order. The refund will equal amounts contributed to the Contract plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges deducted during the period you held the Contract will not be returned. We will not deduct an early withdrawal charge, nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account. In certain states, we are required to refund contributions. When a refund of contributions is not required, the Investor bears any investment risk.

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Contract Distribution

General

The Company’s subsidiary, Voya Financial Partners, LLC, serves as the principal underwriter for the Contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of FINRA and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774.

We sell the Contracts through licensed insurance agents who are registered representatives of broker-dealers that have entered into selling agreements with Voya Financial Partners, LLC. We refer to these broker-dealers as “distributors.” Voya Financial Advisors, Inc. is a distributor affiliated with the Company that has entered into a selling agreement with Voya Financial Partners, LLC for the sale of our variable annuity contracts.

Registered representatives of distributors who solicit sales of the Contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by Contract Holders or the Separate Account, but instead is paid by us through Voya Financial Partners, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the Contracts.

Compensation Arrangements. Registered representatives who offer and sell the Contracts may be paid a commission. The commissions paid on transferred assets range from 0% to 7%. The commission paid on recurring payments made during the first year of the participant account range from 0% to 7%. After the first year of the participant account, renewal commissions up to 1% may be paid on recurring payments up to the amount of the maximum of prior year’s payments and commissions of up to 7% may be paid on recurring payments in excess of this amount. In addition, the Company may pay up to 2.50^ on transferred assets and asset-based commission ranging up to 0.10%.

We may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain Purchase Payments received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 7% of total Purchase Payments. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. These other promotional incentives or payments may be limited to Contracts offered to certain plans, may not be offered to all distributors, and may be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the Contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with Purchase Payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

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Some personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Employees of the Company or its affiliates (including wholesaling employees) may receive more compensation when Funds advised by the Company or its affiliates (“affiliated Funds”) are selected by a Contract Holder than when unaffiliated Funds are selected. Additionally, management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in Funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the Contracts, or if the overall amount of investments in the Contracts and other products issued or advised by the Company or its affiliates increases over time. Certain management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or a specific percentage of Purchase Payments received under the Contracts or which may be a flat dollar amount that varies based upon other factors, including management’s ability to meet or exceed service requirements, sell new Contracts or retain existing Contracts, or sell additional service features such as a common remitting program.

In addition to direct cash compensation for sales of Contracts described above, through Voya Financial Partners, LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling Contracts to you and other customers. These amounts may include:

•	Marketing/distribution allowances that may be based on the percentages of Purchase Payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
•	Loans or advances of commissions in anticipation of future receipt of Purchase Payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;
•	Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;
•	Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;
•	Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and
•	Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the Contracts.

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The following is a list of the top 25 distributors that, during 2021, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:

1.	Lincoln Investment Planning, Inc.	14.	Woodbury Financial Services, Inc.
2.	Regulus Advisors, LLC	15.	MMA Securities LLC
3.	LPL Financial LLC	16.	Pensionmark Securities, LLC
4.	Morgan Stanley Smith Barney LLC	17.	NYLIFE Securities LLC
5.	Cetera Advisor Networks LLC	18.	Cadaret, Grant & Co., Inc.
6.	Royal Alliance Associates, Inc.	19.	Cetera Advisors LLC
7.	Voya Financial Advisors, Inc.	20.	PlanMember Securities Corporation
8.	Securities America, Inc.	21.	CapFinancial Securities, LLC
9.	Ameriprise Financial Services, Inc.	22.	IMA Wealth, Inc.
10.	Kestra Investment Services, LLC	23.	CUNA Brokerage Services, Inc.
11.	Northwestern Mutual Investment Services, Inc.	24.	SagePoint Financial, Inc.
12.	American Portfolios Financial Services, Inc.	25.	RBC Capital Markets, LLC
13.	Lincoln Financial Advisors Corporation

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Order Processing

In certain circumstances, we may need to correct the pricing associated with an order that has been processed. In such circumstances, we may incur a loss or receive a gain depending upon the price of the Fund when the order was executed and the price of the Fund when the order is corrected. Losses may be covered from our assets and gains that may result from such order correction will be retained by us as additional compensation associated with order processing.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers, and/or Beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, for example) or restrict the amount of certain forms of payments or loan repayments. In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

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Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Unclaimed Property

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on Contract Owners, insureds, Beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract Owners are urged to keep their own, as well as their Beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated to Customer Service.

Cyber Security

Like others in our industry, we are subject to operational and information security risks resulting from "cyber-attacks", "hacking" or similar illegal or unauthorized intrusions into computer systems and networks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.

Cyber-attacks affecting us, any third party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Account Value. For instance, cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the underlying Funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract that result from cyber-attacks or information security breaches in the future.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any of the following circumstances:

•	On any valuation date when the NYSE is closed (except customary weekend and holiday closings), or when trading on the NYSE is restricted;
•	When an emergency exists as determined by the SEC so that disposal of securities held in the Subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the Subaccount’s assets; and
•	During any other periods the SEC may by order permit for the protection of Investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

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Payment of benefits or values may also be delayed or suspended as required by court order or any regulatory action.

Intent to Confirm Quarterly

Under certain Contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the Contract, Voya Financial Partners, LLC’s ability to distribute the Contract or upon the Separate Account.

•	Litigation. Notwithstanding the foregoing, the Company and/or Voya Financial Partners, LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.
•	Regulatory Matters. As with other financial services companies, the Company and its affiliates, including Voya Financial Partners, LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

Financial Statements

The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account B and the consolidated financial statements and the related notes to consolidated financial statements for Voya Retirement Insurance and Annuity Company are located in the Statement of Additional Information. To request a free Statement of Additional Information, please contact Customer Service at 1-800-584-6001.

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APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds. The Funds available to you are also found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=NRVA00980, by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks growth of capital.	American Funds Insurance Series® – Growth Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.60%	21.97%	25.43%	19.71%
Seeks long-term growth of capital and income.	American Funds Insurance Series® – Growth-Income Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.54%	24.10%	6.39%	15.42%
Seeks long-term growth of capital.	American Funds Insurance Series® – International Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.79%	-1.49%	9.63%	8.13%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio (Class I) Investment Adviser: Calvert Research and Management	0.63%	15.12%	12.49%	10.48%
Seeks to provide current income.	Federated Hermes Fund for U.S. Government Securities II Investment Adviser: Federated Investment Management Company	0.88%	-2.04%	2.25%	1.88%
Seeks high current income.	Federated Hermes High Income Bond Fund II (Primary Shares) Investment Adviser: Federated Investment Management Company	0.47%	0.31%	0.92%	N/A
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.52%	27.83%	20.17%	16.64%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income Portfolio (Initial Class)SM Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.42%	24.89%	11.95%	12.53%
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.52%	23.21%	26.29%	19.70%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
PRO.75996-22	55

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) and FIL Investments (Japan) Limited	0.65%	19.70%	14.44%	10.83%
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2) Investment Adviser: Franklin Mutual Advisers, LLC	0.91%	23.37%	9.94%	12.13%
A non-diversified Fund that seeks capital growth.	Invesco V.I. American Franchise Fund (Series I) Investment Adviser: Invesco Advisers, Inc.	0.86%	11.92%	11.92%	11.92%
Seeks long-term growth of capital.	Invesco V.I. Core Equity Fund (Series I) Investment Adviser: Invesco Advisers, Inc.	0.80%	11.92%	21.74%	17.37%
Seeks total return.	Invesco V.I. Main Street Small Cap Fund® (Series I) Investment Adviser: Invesco Advisers, Inc.	0.84%	22.55%	13.73%	14.69%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
PRO.75996-22	56

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio (Class VC) Investment Adviser: Lord, Abbett & Co. LLC	1.18%	28.70%	7.99%	10.60%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio (Administrative Class) Investment Adviser: Pacific Investment Management Company LLC	0.67%	5.59%	5.33%	3.05%
Maximize total return through a combination of income and capital appreciation.	Pioneer High Yield VCT Portfolio (Class I) Investment Adviser: Amundi Asset Management US, Inc.	1.14%	5.71%	5.15%	6.27%
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.	Voya Balanced Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.64%	9.42%	7.16%	7.70%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of an index that measures the investment return of emerging markets securities.	Voya Emerging Markets Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%	-3.65%	9.12%	4.32%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
PRO.75996-22	57

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.82%	-4.78%	3.82%	2.47%
Seeks long-term capital growth and current income.	Voya Global High Dividend Low Volatility Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	20.87%	10.47%	8.86%
Seeks total return.	Voya Global Perspectives® Portfolio (Class I)[2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.84%	6.09%	9.24%	N/A
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)[3] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.85%	-0.91%	2.07%	1.94%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[1]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds with Managed Volatility Strategies” for more information
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Fund of Funds” for more information.
[3]	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
PRO.75996-22	58

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.50%	0.09%	0.90%	0.47%
Seeks to provide Investors with a high level of current income and total return.	Voya High Yield Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.50%	5.28%	5.89%	6.31%
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.57%	29.25%	17.74%	15.86%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	27.74%	11.32%	13.16%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%	28.45%	9.69%	12.71%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
PRO.75996-22	59

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.59%	-0.88%	4.17%	4.14%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I)[4] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co., LLC	0.73%	12.08%	6.22%	5.92%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.54%	10.86	9.37	7.81%
A non-diversified Fund that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.96%	19.19%	21.19%	17.27%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[4]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds with Managed Volatility Strategies” for more information.
PRO.75996-22	60

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.82%	26.99%	12.07%	12.26%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.85%	12.07%	18.81%	15.40%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.54%	30.67%	16.15%	20.13%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.42%	27.41%	19.26%	16.76%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
PRO.75996-22	61

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.	Voya RussellTM Large Cap Value Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	22.99%	10.73%	12.34%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.	Voya RussellTM Mid Cap Growth Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.77%	21.80%	14.36%	14.18%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.	Voya RussellTM Mid Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.52%	22.17%	14.66%	14.48%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.	Voya RussellTM Small Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.54%	14.34%	11.65%	12.98%
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.99%	14.76%	8.78%	12.20%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
PRO.75996-22	62

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.02%	4.67%	10.68%	12.18%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2025 Portfolio (Class S)[5] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.08%	10.67%	10.04%	9.05%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class S)[5] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.17%	14.08%	11.75%	10.43%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[5]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
PRO.75996-22	63

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class S)[5] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.21%	17.26%	12.96%	11.35%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2055 Portfolio (Class S)[5] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.31%	17.32%	13.02%	11.43%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[5]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
PRO.75996-22	64

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2065 Portfolio (Class S)[6] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.96%	17.17%	N/A	N/A
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class S)[7] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.02%	6.37%	7.38%	6.37%
Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.	Voya Strategic Allocation Conservative Portfolio (Class I)[7] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%	9.14%	7.98%	7.59%

*	Operating Expenses are reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[6]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
[7]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
PRO.75996-22	65

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks to provide capital appreciation.	Voya Strategic Allocation Growth Portfolio (Class I)[7] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.82%	17.35%	12.25%	10.94%
Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).	Voya Strategic Allocation Moderate Portfolio (Class I)[7] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.76%	13.84%	10.48%	9.45%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg Barclays U.S. Aggregate Bond Index.	Voya U.S. Bond Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.39%	-1.87%	3.22%	2.55%
Seeks total return.	Voya U.S. Stock Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.27%	28.37%	18.16%	16.25%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[7]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
PRO.75996-22	66

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	1.55%	27.30%	10.39%	13.13%
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.34%	20.43%	22.83%	17.10%
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	1.02%	52.34%	12.35%	11.53%
Seeks total return including capital appreciation and current income.	VY® CBRE Real Estate Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	1.27%	51.96%	12.07%	11.26%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Columbia Contrarian Core Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	1.23%	23.94%	17.25%	15.49%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
PRO.75996-22	67

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital.	VY® Columbia Small Cap Value II Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	1.22%	34.22%	10.02%	12.43%
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	1.04%	32.96%	11.31%	12.71%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.71%	18.60%	9.52%	10.57%
Seeks capital appreciation.	VY® Invesco Global Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.83%	15.37%	18.15%	14.29%
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.89%	28.97%	10.25%	12.34%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
PRO.75996-22	68

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.15%	-10.00%	13.49%	7.33%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class S)[14] Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.24%	29.51%	10.36%	12.70%
Seeks capital growth over the long term.	VY® JPMorgan Small Cap Core Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.11%	18.32%	12.45%	14.17%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.89%	18.40%	14.98%	13.62%
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.84%	13.80%	19.98%	16.94%
Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.	VY® T. Rowe Price Equity Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.89%	25.27	11.00%	11.78%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
PRO.75996-22	69

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
A non-diversified Fund that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.80%	20.15%	23.21%	19.11%
Seeks long-term growth of capital.	VY® T. Rowe Price International Stock Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	1.01%	1.19%	10.18%	8.21%
Seeks long-term capital appreciation.	Wanger International Investment Adviser: Columbia Wanger Asset Management, LLC	1.25%	-2.73%	8.35%	7.04%
Seeks long-term capital appreciation.	Wanger Select Investment Adviser: Columbia Wanger Asset Management, LLC	1.16%	-14.87%	8.77%	9.91%
Seeks long-term capital appreciation.	Wanger Acorn** Investment Adviser: Columbia Wanger Asset Management, LLC	0.95%	8.90%	15.88%	14.79%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Prior to May 1, 2022, this Fund was known as Wanger USA.
PRO.75996-22	70

APPENDIX B: GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account is a Fixed Interest Option that may be available during the Accumulation Phase under the Contracts. The amounts applied to the Guaranteed Accumulation Account will be deposited in a nonunitized separate account within the Company’s General Account. This appendix is only a summary of certain facts about the Guaranteed Accumulation Account and does not include elements of the Guaranteed Accumulation Account that do not apply to the Contracts offered through this prospectus. Please read the Guaranteed Accumulation Account prospectus (333-239315) before investing in this option. You may obtain a copy of the Guaranteed Accumulation Account prospectus by contacting Customer Service. The Guaranteed Accumulation Account may not be available in all Contracts or states, and if permitted under the Contract we may close or restrict the Guaranteed Accumulation Account to current or future investment.

General Disclosure. Amounts that you invest in the Guaranteed Accumulation Account will earn a guaranteed interest rate if amounts are left in the Guaranteed Accumulation Account for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a “market value adjustment,” which may be positive or negative.

When you decide to invest money in the Guaranteed Accumulation Account, you will want to contact your local representative or the Company to learn:

•	The interest rate we will apply to the amounts that you invest in the Guaranteed Accumulation Account. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into the Guaranteed Accumulation Account.
•	The period of time your account dollars need to remain in the Guaranteed Accumulation Account in order to earn that rate. You are required to leave your account dollars in the Guaranteed Accumulation Account for a specified period of time (“Guaranteed Term”), in order to earn the guaranteed interest rate.

Deposit Periods. A Deposit Period is the time during which we offer a specific interest rate if you deposit dollars for a certain Guaranteed Term. For a particular interest rate and Guaranteed Term to apply to your account dollars, you must invest them during the Deposit Period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Accumulation Account. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the Contract.

Our guaranteed interest rates are influenced by, but do not necessarily correspond to, interest rates available on fixed income investments we may buy using deposits directed to the Guaranteed Accumulation Account. We consider other factors when determining guaranteed interest rates including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends and competitive factors. We make the final determination regarding guaranteed interest rates. We cannot predict the level of future guaranteed interest rates.

Fees and Other Deductions. If all or a portion of your Account Value in the Guaranteed Accumulation Account is withdrawn, you may incur the following:

•	Market Value Adjustment (“MVA”) as described in this appendix and in the Guaranteed Accumulation Account prospectus;
•	Tax Penalties and/or Tax withholding – See “FEDERAL Tax Considerations”;
•	Early Withdrawal Charge – See “CHARGES AND Fees”; and/or
•	Maintenance Fee – See “CHARGES AND Fees.”

We do not make deductions from amounts in the Guaranteed Accumulation Account to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

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Market Value Adjustment. If you withdraw or transfer your Account Value from the Guaranteed Accumulation Account before the Guaranteed Term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative. Generally:

•	If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account; or
•	If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

See your Guaranteed Accumulation Account prospectus for further details.

If you have elected ECO as described in “SYSTEMATIC DISTRIBUTION OPTIONS,” no MVA applies to amounts withdrawn from the Guaranteed Accumulation Account.

Guaranteed Terms. The Guaranteed Term is the period of time account dollars must be left in the Guaranteed Accumulation Account in order to earn the guaranteed interest rate specified for that Guaranteed Term. We offer different Guaranteed Terms at different times. Check with your sales representative or Customer Service to learn the details about the Guaranteed Term(s) currently being offered.

In general we offer the following Guaranteed Terms:

•	Short-term – three years or less; and
•	Long-term – ten years or less, but greater than three years.

At the end of a Guaranteed Term, the Contract Holder or you, if permitted, may:

•	Transfer dollars to a new Guaranteed Term, if available;
•	Transfer dollars to other available investment options; or
•	Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this appendix.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Accumulation Account may be transferred among Guaranteed Terms offered through the Guaranteed Accumulation Account and/or to other investment options offered through the Contract. However, transfers may not be made during the Deposit Period in which your account dollars are invested in the Guaranteed Accumulation Account or for 90 days after the close of that Deposit Period. We will apply an MVA to transfers made before the end of a Guaranteed Term.

Income Phase. The Guaranteed Accumulation Account cannot be used as an investment option during the Income Phase. However, the Contract Holder or you, if permitted, may notify Customer Service at least 30 days in advance to elect a variable payment option and to transfer your Guaranteed Accumulation Account dollars to any of the Subaccounts available during the Income Phase.

The Company has filed a registration statement (including a prospectus) with the SEC for the offering to which this appendix relates. Before you invest, you should read the prospectus in that registration statement and other documents the Company has filed with the SEC for more complete information about the Company and this offering. You may get these documents for free by visiting EDGAR on the SEC website at www.sec.gov. Alternatively, the Company will arrange to send you the prospectus if you request it by contacting Customer Service. The number assigned to the registration statement for this offering is 333-239315.

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APPENDIX C: THE FIXED ACCOUNTS

The Fixed Account and Fixed Account 2 (collectively the “Accounts” or these “options”) are investment options that may be available during the Accumulation Phase under some Contracts. The availability of the Fixed Account and the Fixed Account 2 may vary by plan. The amounts allocated to either of these options are held in the Company’s General Account  which supports insurance and annuity obligations. All guarantees and benefits provided under the Contract that is not related to the Separate Account are subject to the claims paying ability and financial strength of the Company and our General Account. Under some Contracts, this option is available to installment purchase plans only. This option may not be available in all states.

Additional information about these options may be found in the Contract.

General Disclosure. Interests in the Accounts have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Accounts is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Neither the Fixed Accounts nor the Fixed Account 2 is registered as an investment company under the 1940 Act.

Interest Rates. The Accounts guarantee that amounts allocated to these options will earn the minimum interest rate specified in the Contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the Contract. The interest rate to be credited to the amounts allocated to these options may be changed at any time, except that we will not apply a decrease to the current credited interest rate following a rate change initiated solely by us prior to the last day of the three month period measured from the first day of the month in which such change was effective. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Amounts allocated to these options will earn the interest rate in effect at the time money is applied. Amounts in the Accounts will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, which may include mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under these options, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to these options and promising a minimum interest rate and income phase payment. For more information about current interest rates charged, please contact Customer Service at 1-800-584-6001.

Withdrawals. Under certain emergency conditions, we may defer payment of any withdrawal for a period of up to six months or as provided by applicable federal or state law. Additionally, if allowed by state law, we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

•	The Fixed Account or Fixed Account 2 withdrawal value for the Contract or for the total of the accounts under the Contract exceeds $250,000 on the day before withdrawal; and
•	The sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals from the Contract or any account under the Contract within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before current withdrawal.

The Contract describes how we will determine the interest rate credited to amounts held in the Fixed Account or Fixed Account 2 during the payment period, including the minimum interest rate.

Charges. We do not make deductions from amounts in the Fixed Account or Fixed Account 2 to cover mortality and expense risks. We consider these risks when determining the credited rate.

If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “CHARGES AND Fees – Transaction Fees – Early Withdrawal Charge.”

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Transfers. During the Accumulation Phase, you may transfer account dollars from the Fixed Account or Fixed Account 2 to any other available investment option. We may vary, on a temporary basis, the amount that you are allowed to transfer, but it will never be less than 10% of your Account Value held in the Fixed Account or 50% of your Account Value held in the Fixed Account 2. These limits are reduced by any withdrawals, transfers or Income Phase payments made in the calendar year. The 10% limit from the Fixed Account does not apply to amounts being transferred into the Fixed Plus Account (if available under the Contract.).

By notifying Customer Service at least 30 days before Income Phase payments begin you may elect to have amounts transferred to one or more of the Subaccounts available during the Income Phase to provide variable payments.

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APPENDIX D: FIXED PLUS ACCOUNT

The Fixed Plus Account is an investment option that may be available under some Contracts. The amount allocated to the Fixed Plus Account is held in the Company’s General Account  which supports insurance and annuity obligations. We reserve the right to limit investment in or transfers to the Fixed Plus Account. All guarantees and benefits provided under the Contract that is not related to the Separate Account are subject to the claims paying ability and financial strength of the Company and our General Account. Under some Contracts, this option is available to installment purchase plans only. This option may not be available in all states.

Additional information about this option may be found in the Contract.

General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. The Fixed Plus Account is not registered as an investment company under the 1940 Act.

Interest Rates. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the Contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. The interest rate to be credited to the amounts allocated to this option may be changed at any time, except that we will not apply a decrease to the current credited interest rate following a rate change initiated solely by us prior to the last day of the three month period measured from the first day of the month in which such change was effective. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. For some Contracts we credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the tenth year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. For information about current interest rates charged, please contact Customer Service at 1-800-584-6001.

Our determination of credited interest rates reflects a number of factors, which may include mortality and expense risks, interest rate guarantees, the investment income earned on invested assets, the amortization of any capital gains and/or losses realized on the sale of invested assets and whether a transfer credit has been selected. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and Income Phase payment.

Request for Partial Withdrawal. Partial withdrawals are limited to 20% of the amount held in the Fixed Plus Account on the day Customer Service receives a request in good Good Order. The 20% limit is reduced by any Fixed Plus withdrawals, transfers or Income Phase payments made in the last 12 months. In calculating the 20% limit, we reserve the right to include payments made through a systematic distribution option, if available under your Contract.

The 20% limit is waived if a partial withdrawal is taken proportionally from each investment option in which the account invests and is due to one or more of the following:

•	Election of any Income Phase payment option with fixed payments or a lifetime payment option with variable payments; and/or
•	Due to your death (the withdrawal must occur within six months after death and can only be exercised once).

Request for Full Withdrawal. If the Contract Holder or you, if allowed by the plan, requests a full withdrawal of your Account Value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:

•	One-fifth of the value in the Fixed Plus Account on the day we receive the request, reduced by any Fixed Plus Account withdrawals, transfers or Income Phase payments made during the past 12 months;
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•	One-fourth of the remaining value in the Fixed Plus Account 12 months later;
•	One-third of the remaining value in the Fixed Plus Account 12 months later;
•	One-half of the remaining value in the Fixed Plus Account 12 months later; and
•	The balance of the value in the Fixed Plus Account 12 months later.

A full withdrawal may be canceled at any time before the end of the five-payment period.

Once a request is received for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account. Your request may be cancelled at any time before the end of the five-year period. If any contributions are received to your account at any time during the five-year payment period, the full withdrawal will be cancelled and your Fixed Plus Account installment payments will cease. If your full withdrawal is cancelled (either by your request or due to receipt of a contribution to your account), a new five-year payment period will begin upon any future full withdrawal from the Fixed Plus Account.

We will waive the above full withdrawal five-payment period if the full withdrawal is made due to any of the following:

•	Your death occurs before Income Phase payments have begun (request must be received within six months after date of death); or
•	Election of any Income Phase payment option with fixed payments or a lifetime payment option with variable payments; or
•	Your account value in the Fixed Plus Account is $3,500 or less and no withdrawals, transfers or Income Phase payments have been made from your account within the past 12 months.

Charges. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

Transfers. Transfers are limited to 20% of the amount held in the Fixed Plus Account on the day Customer Service receives a request in Good Order. The 20% is reduced by any Fixed Plus Account withdrawals, transfers or Income Phase payments made in the past 12 months. We reserve the right to include payments made through a systematic distribution option, if available under your Contract, in calculating the 20% limit. The 20% limit will be waived if your Account Value in the Fixed Plus Account is $1,000 or less.

Income Phase. Amounts accumulating under the Fixed Plus Account can be transferred to the Subaccounts to fund variable payments during the Income Phase. However, Fixed Plus Account values may not be used to fund nonlifetime income options with variable payments.

Systematic Withdrawal Option. If available under your contract, SWO (see “SYSTEMATIC DISTRIBUTION OPTIONS”), may not be elected if you have requested a Fixed Plus Account transfer or withdrawal within the past 12 months.

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APPENDIX E: FIXED PLUS ACCOUNT II A

The Fixed Plus Account II A is an investment option that may be available during the Accumulation Phase, if selected by the Contract Holder. If the Fixed Plus Account II A is available to you, the Fixed Account and Fixed Plus Account investment options (hereinafter referred to as “Closed Fixed Accounts”) are closed to new contributions, allocations and transfers, and all contributions, allocations and transfers directed to any of these Closed Fixed Account investment options will automatically be contributed, allocated or transferred to the Fixed Plus Account II A. This option may not be available in all states, through certain Contracts, or in certain plans.

The amounts allocated to the Fixed Plus Account II A is held in the Company’s General Account  which supports our insurance and annuity obligations. All guarantees and benefits provided under the Contract that is not related to the Separate Account are subject to the claims paying ability and financial strength of the Company and our General Account.

Additional information about this option may be found in an endorsement to the Contract.

General Disclosure. Interests in the Fixed Plus Account II A have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account II A is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. The Fixed Plus Account II A is not registered as an investment company under the 1940 Act.

Certain Restrictions. We reserve the right to limit investments in or transfers to the Fixed Plus Account II A. You may not elect certain withdrawal options, including a systematic distribution option, if you have requested a Fixed Plus Account II A transfer or withdrawal in the prior 12-month period. Under certain emergency conditions and subject to conditions under state and/or federal law, if applicable, we may defer payment of a withdrawal from the Fixed Plus Account II A for a period of up to six months.

Interest Rates. The Fixed Plus Account II A guarantees that amounts allocated to this option will earn the minimum interest rate specified in the Contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum interest rate specified in the Contract. The interest rate to be credited to the amounts allocated to the Fixed Plus Account II A may be changed at any time, except that we will not apply a decrease to the current credited interest rate following a rate change initiated solely by us prior to the last day of the three month period measured from the first day of the month in which such change was effective. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Plus Account II A will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account II A will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. For information about current interest rates charged, please contact Customer Service at 1-800-584-6001.

Our determination of credited interest rates reflects a number of factors, which may include mortality and expense risks, interest rate guarantees, the investment income earned on invested assets, the amortization of any capital gains and/or losses realized on the sale of invested assets and whether a transfer credit, if applicable, has been selected. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and Income Phase payment.

Requests for Partial Withdrawals. The Contract Holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account II A value as a partial withdrawal in each rolling 12-month period. We determine the amount eligible for partial withdrawal as of the date Customer Service receives a request for partial withdrawal in Good Order. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account II A withdrawals, transfers, loans or amounts applied to Income Phase payment options made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option. We reserve the right to impose new or different restrictions and limits applicable to partial withdrawals.

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Waiver of Partial Withdrawal Limits. We waive the 20% limit if the partial withdrawal is due to the election of an Income Phase payment option (Contracts with the Fixed Plus Account II A option require that the Income Phase payment option be a lifetime annuity option or a nonlifetime option on a fixed basis). We also waive the 20% limit for withdrawals due to your death. The waiver upon death may only be exercised once and must occur within six months after your date of death.

For certain plans and subject to certain conditions we may allow other waivers of the 20% limit on partial withdrawals including, but not limited to, partial withdrawals:

•	Due to your separation from service (provided, however, that severance of employment must qualify as separation from service under Tax Code) and when:
•	Separation from service is documented in a form acceptable to us;
•	The amount withdrawn is paid directly to you or as a direct rollover to another Tax Code Section 403(b), 401 or governmental 457(b) plan or an Individual Retirement Account or Individual Retirement Annuity designated by you; and
•	The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant Contract during that same period.
•	As defined in the Tax Code and subject to certain conditions and limits, due to your:
•	Financial hardship;
•	Unforeseeable emergency;
•	In-service distribution permitted by the plan;
•	Disability certified by your employer, if applicable, and paid directly to you;
•	Due to a loan taken in accordance with the terms of the plan; and
•	When the amount in the Fixed Plus Account II A is less than or equal to $2,000.

You can determine what additional waivers, if any, and the required conditions, limits and restrictions that may apply to each waiver by referring to the Contract, which includes the Fixed Plus Account II A endorsement. Additionally, we may allow other waivers of the 20% limit or any other restriction or limit on partial withdrawals in certain circumstances on a basis that is not unfairly discriminatory.

Unless we agree otherwise, any request for a partial withdrawal that will be taken from General Account assets will be deducted first from amounts allocated to the Closed Fixed Accounts, if applicable, until depleted, then from the Fixed Plus Account II A.

Requests for Full Withdrawals. If the Contract Holder or you, as applicable, as allowed by the plan and permitted under the Contract, request a full withdrawal of your Account Value or, the value of all individual accounts, we will pay any amounts held in the Fixed Plus Account II A with interest, in five annual payments equal to:

•	One-fifth of the value in the individual Fixed Plus Account II A, or the value of all individual accounts, as applicable, in the Fixed Plus Account II A on the day the request is received, reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase Income Phase payments, or loans either by the Contract Holder or you made during the prior 12 months;
•	One-fourth of the remaining value in the Fixed Plus Account II A 12 months later reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase Income Phase payments, or loans either by the Contract Holder or you made during the prior 12 months;
•	One-third of the remaining value in the Fixed Plus Account II A 12 months later reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase Income Phase payments, or loans either by the Contract Holder or you, made during the prior 12 months;
•	One-half of the remaining value in the Fixed Plus Account II A 12 months later reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase Income Phase payments, or loans either by the Contract Holder or you made during the prior 12 months; and
•	The balance of the value in the Fixed Plus Account II A 12 months later.
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We reserve the right to impose new or different restrictions and limits applicable to full withdrawals on a basis that is not unfairly discriminatory.

No early withdrawal charge applies to amounts withdrawn from the Fixed Plus Account II A.

The Contract Holder or you, as applicable, may cancel a full withdrawal request from the Fixed Plus Account II A at any time.

Once a request is received for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account II A. Your request may be cancelled at any time before the end of the five-year period. If any contributions are received to your account at any time during the five-year payment period, the full withdrawal will be cancelled and your Fixed Plus Account II A installment payments will cease. If your full withdrawal is cancelled (either by your request or due to receipt of a contribution to your account), a new five-year payment period will begin upon any future full withdrawal from the Fixed Plus Account II A.

Waiver of Full Withdrawal Provisions. For certain plans and subject to certain conditions we may waive the Fixed Plus Account II A five-installment payout for full withdrawals made due to one or more of the following:

•	Due to your death during the Accumulation Phase if the amount is paid within six months of your death;
•	Due to the election of a lifetime Income Phase payment option or a nonlifetime Income Phase payment option on a fixed basis;
•	When the Fixed Plus Account II A value is $5,000 or less (or, if applicable, as otherwise allowed by the plan for a lump-sum cash-out without participant consent) and no withdrawals, transfers, loans or elections of Income Phase payment options have been made from the account within the prior 12 months. However, we reserve the right to lower the waived amount to as low as $2,000;
•	Due to your separation from service (provided, however, that severance of employment must qualify as separation from service under Tax Code) and when:
•	Separation from service is documented in a form acceptable to us;
•	The amount withdrawn is paid directly to you or as a direct rollover to another Tax Code Section 403(b), 401 or governmental 457(b) plan or an Individual Retirement Account or Individual Retirement Annuity designated by you; and
•	The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant Contract during that same period.
•	As defined in the Tax Code and subject to certain conditions and limits, due to your:
•	Financial hardship;
•	Unforeseeable emergency;
•	In-service distribution permitted by the plan; or
•	Disability certified by your employer, if applicable, and paid directly to you; and
•	Due to a loan taken in accordance with the terms of the plan.

You can determine what additional waivers, if any, and the required conditions, limits and restrictions that may apply to each waiver by referring to the Contract, which includes the Fixed Plus Account II A endorsement. Additionally, we may allow other waivers of the five installment payout or any other restriction or limit on full withdrawals in certain circumstances.

Unless we agree otherwise, any request for a full withdrawal from General Account assets will be deducted first from amounts allocated to the Closed Fixed Accounts, if applicable, until depleted then from the Fixed Plus Account II A.

Charges. We do not make deductions from amounts in the Fixed Plus Account II A to cover mortality and expense risks. We consider these risks when determining the credited rate.

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Transfers from the Fixed Plus Account II A. The Contract Holder or you, if allowed by the plan, may transfer 20% of your Account Value held in the Fixed Plus Account II A in each rolling 12-month period. We determine the amount eligible for transfer on the day Customer Service receives a transfer request in Good Order. We will reduce amounts allowed for transfer by any Fixed Plus Account II A withdrawals, transfers, loans or amounts applied to Income Phase payment options during the prior 12 months. We also reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account II A is $5,000. However, we reserve the right to lower the waived amount to as low as $2,000.

If you transfer 20% of your Account Value held in the Fixed Plus Account II A in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided that no additional amounts are allocated to the Fixed Plus Account II A during the five year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to Income Phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account II A value under any systematic distribution option.

Unless we agree otherwise, any request for a transfer from General Account assets will be deducted first from amounts allocated to the Closed Fixed Accounts, if applicable, until depleted then from the Fixed Plus Account II A.

We reserve the right to impose new or different restrictions and limits applicable to transfers from the Fixed Plus Account II A and to waive any restriction or limit on transfers on a basis that is not unfairly discriminatory.

Loans. If permitted under the plan, loans may be made from Account Values held in the Fixed Plus Account II A. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account II A values are used for a loan.

Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the Contract, you will be provided with additional information specific to the Contract. See “THE CONTRACT – Contract Provisions and Limitations – Transfer Credits.”

Election of a transfer credit may impact the mortality and expense risk charge and the credited interest rate under certain Fixed Interest Options. See “CHARGES AND FEES” and “Interest Rates” above.

Reinstatement. To the extent permitted under the Contract, amounts that would have been reinstated to the Closed Fixed Accounts, as applicable, may instead be reinstated to the Fixed Plus Account II A.

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HOW TO GET MORE INFORMATION

The Statement of Additional Information (“SAI”) includes additional information about the Contract and the Separate Account, and is incorporated by reference into this prospectus. The SAI can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=sai&cid=voyavpx&fid=NRVA28672 or is available without charge, upon request, by calling us toll-free at 1-800-584-6001 or by sending .an email request to ProspectusRequests@voya.com You also can request other information and make other inquiries by calling that toll-free number.

Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier: C000002956

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PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

VARIABLE ANNUITY ACCOUNT B
of
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statement of Additional Information Dated May 1, 2022

GROUP VARIABLE ANNUITY CONTRACTS FOR

EMPLOYER-SPONSORED DEFERRED COMPENSATION PLANS

A GROUP DEFERRED FIXED AND VARIABLE ANNUITY CONTRACT

issued to
Installment Purchase Payment Account Contracts

and

Single Purchase Payment Contracts

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus dated May 1, 2022 for the Voya Retirement Insurance and Annuity Company Contracts referenced above. The prospectus sets forth information that a prospective Investor ought to know before investing. You may obtain a free copy of the Prospectus, by either contacting Customer Service at Defined Contract Administration, P.O. Box 990063, Windsor, CT 06199-0063, 1-800-584-6001.

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

1

GENERAL INFORMATION AND HISTORY

The Company issues the Contract described in the prospectus and is responsible for providing the Contract’s insurance and annuity benefits. All guarantees and benefits provided under the Contract that is not related to the Separate Account are subject to the claims paying ability of the Company and our General Account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002, until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May, 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA.”

The Company serves as the depositor for the Separate Account.

Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the Funds or affiliates of the Funds used as funding options under the Contract. (See “CHARGES AND FEES” in the prospectus.)

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “Contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT B
(THE “SEPARATE ACCOUNT”)

We established Variable Annuity Account B under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law of Aetna Variable Annuity Life Insurance Company. The Separate Account was established as a segregated asset account to fund variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Although we hold title to the assets of the Separate Account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses, whether or not realized, of the Separate Account are credited to or charged against the assets of the Separate Account without regard to other income, gains or losses of the Company. All obligations arising under the Contracts are obligations of the Company. All guarantees and benefits provided under the Contract that are not related to the Separate Account are subject to the claims paying ability of the Company and our General Account.

The Separate Account is divided into Subaccounts. Purchase Payment(s) to accounts under the Contract may be allocated to one or more of the Subaccounts. Each Subaccount invests in the shares of only one of the Funds offered under the Contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions, under all Contracts or under all plans.

2

SERVICES

Third Party Compensation Arrangements

Please be aware that:

•	The Company may seek to promote itself and the Contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;
•	The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the Contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and
•	At the direction of the Contract Holder, the Company may make payments to the Contract Holder, its representatives or third party service providers intended to defray or cover the costs of plan or program-related administration.

Experts

The statements of assets and liabilities of Variable Annuity Account C as of December 31, 2021, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2021 and 2020, and for each of the three years in the period ended December 31, 2021, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is The Frost Tower, Suite 1901, 111 West Houston Street, San Antonio, TX 78205.

PRINCIPAL UNDERWRITER

The Company’s subsidiary, Voya Financial Partners, LLC, serves as the principal underwriter for Contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774. The Contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of Voya Financial Partners, LLC or of other registered broker-dealers who have entered into sales arrangements with Voya Financial Partners, LLC. The offering of the Contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the section titled “CONTRACT PURCHASE AND PARTICIPATION."

Compensation paid to the principal underwriter, Voya Financial Partners, LLC, for the years ending December 31, 2021, 2020 and 2019 amounted to $911,844.28, $67,609,346.50 and $54,558,355.73, respectively. These amounts reflect compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of the Company.

3

PERFORMANCE REPORTING

We may advertise different types of historical performance for the Subaccounts including:

•	Standardized average annual total returns; and
•	Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the Subaccounts or the Funds.

Standardized Average Annual Total Returns

We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the Subaccounts over the most recent month-end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the Separate Account or from the date the Fund was first available under the Separate Account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges, if any, and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns

We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of an annual maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the Fund’s inception date, if that date is earlier than the one we use for standardized returns.

INCOME PHASE PAYMENTS

When you begin receiving payments under the Contract during the Income Phase (see “INCOME PHASE” in the prospectus), the value of your account is determined using Accumulation Unit Values as of the tenth valuation before the first Income Phase payment is due. Such value (less any applicable premium tax charge) is applied to provide Income Phase payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the Contract show, for each option, the amount of the first Income Phase payment for each $1,000 of value applied. When you select variable income payments, your Account Value purchases Annuity Units (“Annuity Units”) of the Separate Account Subaccounts corresponding to the Funds you select. The number of Annuity Units purchased is based on your Account Value and the value of each Annuity Unit on the day the Annuity Units are purchased. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first Income Phase payment and subsequent Income Phase payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first Income Phase payment, but Income Phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis.

Income Phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first Income Phase payment, but subsequent Income Phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

4

When the Income Phase begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first Income Phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “THE CONTRACT – The Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate Subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Income Phase.

Example:

Assume that, at the date Income Phase payments are to begin, there are 3,000 Accumulation Units credited under a particular Contract or account and that the value of an Accumulation Unit for the 10th valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity option table in the Contract provides, for the Income Phase payment option elected, a first monthly variable Income Phase payment of $6.68 per $1000 of value applied; the Annuitant’s first monthly Income Phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first Income Phase payment was due was $13.400000. When this value is divided into the first monthly Income Phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate Subaccount is 1.0032737 as of the 10th valuation preceding the due date of the second monthly Income Phase payment, multiplying this factor by .9971779* = ..9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second Income Phase payment is due.

The second monthly Income Phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*	If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.
5

FINANCIAL STATEMENTS

Included in this SAI are the financial statements of Variable Annuity Account B and Voya Retirement Insurance and Annuity Company, as follows:

•	Financial Statements of Variable Annuity Account B:
•	Report of Independent Registered Public Accounting Firm
•	Statements of Assets and Liabilities as of December 31, 2021
•	Statements of Operations for the year ended December 31, 2021
•	Statements of Changes in Net Assets for the years ended December 31, 2021 and 2020
•	Notes to Financial Statements
•	Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company:
•	Report of Independent Registered Public Accounting Firm
•	Consolidated Balance Sheets as of December 31, 2021 and 2020
•	Consolidated Statements of Operations for the years ended December 31, 2021, 2020 and 2019
•	Consolidated Statements of Comprehensive Income for the years ended December 31, 2021, 2020 and 2019
•	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2021, 2020 and 2019
•	Consolidated Statements of Cash Flows for the years ended December 31, 2021, 2020 and 2019
•	Notes to Consolidated Financial Statements
6

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Voya Retirement Insurance and Annuity Company and Contract Owners of Variable Annuity Account B of Voya Retirement Insurance and Annuity Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Variable Annuity Account B of Voya Retirement Insurance and Annuity Company (the Separate Account), as of December 31, 2021, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Accounts Auditor since 2001.
San Antonio, TX
April 21, 2022

Appendix

Subaccounts comprising Variable Annuity Account B of Voya Retirement Insurance and Annuity Company

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
Invesco V.I. American Franchise Fund - Series I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Invesco V.I. Core Equity Fund - Series I
Invesco V.I. Discovery Mid Cap Growth Fund - Series I
Invesco V.I. Global Fund - Series I
Invesco V.I. Main Street Fund - Series I
Invesco V.I. Main Street Small Cap Fund - Series I
American Funds Insurance Series® Growth Fund - Class 2
American Funds Insurance Series® Growth-Income Fund - Class 2
American Funds Insurance Series® International Fund - Class 2
Calvert VP SRI Balanced Portfolio
Federated Hermes Fund for U.S. Government Securities II - Primary Shares
Federated Hermes Government Money Fund II - Service Shares
Federated Hermes High Income Bond Fund II - Primary Shares
Federated Hermes Kaufmann Fund II - Primary Shares
Federated Hermes Managed Volatility Fund II - Primary Shares
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Franklin Small Cap Value VIP Fund - Class 2
Janus Henderson Balanced Portfolio - Institutional Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
PIMCO VIT Real Return Portfolio - Administrative Class
Pioneer High Yield VCT Portfolio - Class I
Voya Government Money Market Portfolio – Class I
Voya Balanced Portfolio - Class I
Voya Intermediate Bond Portfolio - Class I
Voya Balanced Income Portfolio - Service Class
Voya Global Perspectives® Portfolio - Class A
Voya Global Perspectives® Portfolio - Class I
Voya High Yield Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya Retirement Conservative Portfolio - Adviser Class
Voya Retirement Growth Portfolio - Adviser Class
Voya Retirement Moderate Growth Portfolio - Adviser Class

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
Voya Retirement Moderate Portfolio - Adviser Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Voya U.S. Stock Index Portfolio - Service Class
VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
VY® Clarion Global Real Estate Portfolio - Institutional Class
VY® Clarion Global Real Estate Portfolio - Service Class
VY® Clarion Real Estate Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price International Stock Portfolio - Service Class
Voya Global Bond Portfolio - Initial Class
Voya Global Bond Portfolio - Service Class
Voya International High Dividend Low Volatility Portfolio - Initial Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution 2055 Portfolio - Service Class
Voya Solution Income Portfolio - Service Class
Voya Solution Moderately Aggressive Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Global Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Emerging Markets Index Portfolio - Class I
Voya Global High Dividend Low Volatility Portfolio - Class I
Voya Global High Dividend Low Volatility Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class I

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
Voya International Index Portfolio - Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya U.S. Bond Index Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class S
Wanger International
Wanger Select
Wanger USA
Voya Solution 2065 Portfolio - Service Class	For the year ended December 31, 2021	For the period from May 7, 2021(commencement of operations) through December 31, 2021.

Voya Government Money Market Portfolio - Class S	For the year ended December 31, 2021	For the year ended December 31,2021 and for the period from April 24, 2020 (commencement of operations) through December 31, 2020.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2021
(In thousands, except number of shares)

	Invesco V.I. American Franchise Fund - Series I	Invesco V.I. Core Equity Fund - Series I	Invesco V.I. Discovery Mid Cap Growth Fund - Series I	Invesco V.I. Global Fund - Series I	Invesco V.I. Main Street Fund - Series I
Assets
Investments in mutual funds
at fair value	$1,032	$1,770	$162	$10	$308
Total assets	1,032	1,770	162	10	308
Net assets	$1,032	$1,770	$162	$10	$308

Net assets
Accumulation units	$940	$1,465	$—	$10	$—
Contracts in payout (annuitization)	92	305	162	—	308
Total net assets	$1,032	$1,770	$162	$10	$308

Total number of mutual fund shares	11,646	46,837	1,416	173	8,600

Cost of mutual fund shares	$879	$1,549	$116	$7	$248

	Invesco V.I. Main Street Small Cap Fund - Series I	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	Calvert VP SRI Balanced Portfolio
Assets
Investments in mutual funds
at fair value	$480	$2,307	$716	$106	$2,805
Total assets	480	2,307	716	106	2,805
Net assets	$480	$2,307	$716	$106	$2,805

Net assets
Accumulation units	$480	$2,307	$716	$106	$2,805
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$480	$2,307	$716	$106	$2,805

Total number of mutual fund shares	15,255	18,267	10,782	4,672	1,008,849

Cost of mutual fund shares	$366	$1,645	$555	$98	$2,290
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2021
(In thousands, except number of shares)

	Federated Hermes Fund for U.S. Government Securities II - Primary Shares	Federated Hermes Government Money Fund II - Service Shares	Federated Hermes High Income Bond Fund II - Primary Shares	Federated Hermes Kaufmann Fund II - Primary Shares	Federated Hermes Managed Volatility Fund II - Primary Shares
Assets
Investments in mutual funds
at fair value	$107	$266	$1,217	$1,147	$2,581
Total assets	107	266	1,217	1,147	2,581
Net assets	$107	$266	$1,217	$1,147	$2,581

Net assets
Accumulation units	$107	$262	$1,191	$1,147	$2,533
Contracts in payout (annuitization)	—	4	26	—	48
Total net assets	$107	$266	$1,217	$1,147	$2,581

Total number of mutual fund shares	10,007	266,436	190,443	47,181	200,101

Cost of mutual fund shares	$109	$266	$1,199	$821	$2,075

	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$10,456	$24,481	$151	$3,204	$39,717
Total assets	10,456	24,481	151	3,204	39,717
Net assets	$10,456	$24,481	$151	$3,204	$39,717

Net assets
Accumulation units	$10,456	$24,481	$—	$3,204	$39,717
Contracts in payout (annuitization)	—	—	151	—	—
Total net assets	$10,456	$24,481	$151	$3,204	$39,717

Total number of mutual fund shares	399,834	239,006	28,827	109,428	730,756

Cost of mutual fund shares	$8,874	$19,149	$158	$2,547	$26,036
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2021
(In thousands, except number of shares)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2	Janus Henderson Balanced Portfolio - Institutional Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
Assets
Investments in mutual funds
at fair value	$22,841	$366	$2,269	$16	$1,248
Total assets	22,841	366	2,269	16	1,248
Net assets	$22,841	$366	$2,269	$16	$1,248

Net assets
Accumulation units	$22,841	$366	$2,269	$16	$1,248
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$22,841	$366	$2,269	$16	$1,248

Total number of mutual fund shares	48,776	27,428	129,344	324	44,540

Cost of mutual fund shares	$10,293	$345	$1,863	$9	$1,098

	PIMCO VIT Real Return Portfolio - Administrative Class	Pioneer High Yield VCT Portfolio - Class I	Voya Balanced Portfolio - Class I	Voya Government Money Market Portfolio - Class I	Voya Government Money Market Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$3,441	$1,083	$45,448	$27,695	$57
Total assets	3,441	1,083	45,448	27,695	57
Net assets	$3,441	$1,083	$45,448	$27,695	$57

Net assets
Accumulation units	$3,441	$1,083	$28,026	$27,097	$57
Contracts in payout (annuitization)	—	—	17,422	598	—
Total net assets	$3,441	$1,083	$45,448	$27,695	$57

Total number of mutual fund shares	245,940	115,927	2,465,991	27,695,251	56,971

Cost of mutual fund shares	$3,257	$1,084	$35,730	$27,695	$57
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2021
(In thousands, except number of shares)

	Voya Intermediate Bond Portfolio - Class I	Voya Balanced Income Portfolio - Service Class	Voya Global Perspectives® Portfolio - Class A	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$63,058	$3,292	$189	$771	$11,714
Total assets	63,058	3,292	189	771	11,714
Net assets	$63,058	$3,292	$189	$771	$11,714

Net assets
Accumulation units	$56,845	$3,292	$189	$771	$10,578
Contracts in payout (annuitization)	6,213	—	—	—	1,136
Total net assets	$63,058	$3,292	$189	$771	$11,714

Total number of mutual fund shares	4,918,725	301,478	15,618	63,288	1,177,289

Cost of mutual fund shares	$63,713	$3,229	$180	$737	$11,529

	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$153,874	$6,698	$2,385	$3,570	$2,925
Total assets	153,874	6,698	2,385	3,570	2,925
Net assets	$153,874	$6,698	$2,385	$3,570	$2,925

Net assets
Accumulation units	$146,721	$6,698	$2,385	$3,570	$2,925
Contracts in payout (annuitization)	7,153	—	—	—	—
Total net assets	$153,874	$6,698	$2,385	$3,570	$2,925

Total number of mutual fund shares	6,844,936	477,035	173,060	361,709	194,579

Cost of mutual fund shares	$131,840	$5,519	$2,008	$3,308	$2,588
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2021
(In thousands, except number of shares)

	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$3,646	$2,706	$822	$182	$2,001
Total assets	3,646	2,706	822	182	2,001
Net assets	$3,646	$2,706	$822	$182	$2,001

Net assets
Accumulation units	$3,646	$2,706	$822	$182	$2,001
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$3,646	$2,706	$822	$182	$2,001

Total number of mutual fund shares	265,952	214,271	38,064	16,623	184,463

Cost of mutual fund shares	$3,268	$2,482	$658	$163	$1,918

	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$1,903	$494	$4,326	$1,493	$1,656
Total assets	1,903	494	4,326	1,493	1,656
Net assets	$1,903	$494	$4,326	$1,493	$1,656

Net assets
Accumulation units	$1,903	$494	$4,326	$1,493	$1,656
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,903	$494	$4,326	$1,493	$1,656

Total number of mutual fund shares	137,982	35,993	93,825	55,547	71,709

Cost of mutual fund shares	$1,592	$417	$3,295	$1,268	$1,483
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2021
(In thousands, except number of shares)

	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$11,111	$2,782	$64,398	$3,565	$2,316
Total assets	11,111	2,782	64,398	3,565	2,316
Net assets	$11,111	$2,782	$64,398	$3,565	$2,316

Net assets
Accumulation units	$11,111	$2,782	$64,398	$3,565	$2,316
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$11,111	$2,782	$64,398	$3,565	$2,316

Total number of mutual fund shares	486,035	133,408	1,953,831	298,044	133,094

Cost of mutual fund shares	$10,375	$2,447	$55,037	$3,161	$2,066

	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$10,252	$18	$6,727	$6,272	$11,831
Total assets	10,252	18	6,727	6,272	11,831
Net assets	$10,252	$18	$6,727	$6,272	$11,831

Net assets
Accumulation units	$9,284	$—	$6,339	$6,272	$11,831
Contracts in payout (annuitization)	968	18	388	—	—
Total net assets	$10,252	$18	$6,727	$6,272	$11,831

Total number of mutual fund shares	993,366	1,725	644,356	494,630	887,559

Cost of mutual fund shares	$10,725	$19	$6,879	$5,796	$10,387
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2021
(In thousands, except number of shares)

	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2055 Portfolio - Service Class	Voya Solution 2065 Portfolio - Service Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$9,853	$268	$13	$2,358	$285
Total assets	9,853	268	13	2,358	285
Net assets	$9,853	$268	$13	$2,358	$285

Net assets
Accumulation units	$9,853	$268	$13	$2,358	$285
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$9,853	$268	$13	$2,358	$285

Total number of mutual fund shares	736,961	17,508	1,099	181,644	18,830

Cost of mutual fund shares	$8,682	$265	$14	$2,256	$241

	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$2,783	$6,657	$1,080	$768	$999
Total assets	2,783	6,657	1,080	768	999
Net assets	$2,783	$6,657	$1,080	$768	$999

Net assets
Accumulation units	$2,783	$6,657	$1,080	$768	$999
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,783	$6,657	$1,080	$768	$999

Total number of mutual fund shares	184,446	207,203	48,214	35,540	46,964

Cost of mutual fund shares	$2,187	$5,171	$879	$647	$852
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2021
(In thousands, except number of shares)

	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Global Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$50,151	$70,436	$3,395	$54,735	$23,039
Total assets	50,151	70,436	3,395	54,735	23,039
Net assets	$50,151	$70,436	$3,395	$54,735	$23,039

Net assets
Accumulation units	$50,151	$68,349	$3,395	$54,735	$19,934
Contracts in payout (annuitization)	—	2,087	—	—	3,105
Total net assets	$50,151	$70,436	$3,395	$54,735	$23,039

Total number of mutual fund shares	951,820	2,687,380	172,151	3,693,298	193,523

Cost of mutual fund shares	$42,509	$49,982	$2,887	$43,638	$17,187

	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$5,015	$7,108	$7,356	$1,849	$251,843
Total assets	5,015	7,108	7,356	1,849	251,843
Net assets	$5,015	$7,108	$7,356	$1,849	$251,843

Net assets
Accumulation units	$3,754	$6,424	$5,906	$—	$182,474
Contracts in payout (annuitization)	1,261	684	1,450	1,849	69,369
Total net assets	$5,015	$7,108	$7,356	$1,849	$251,843

Total number of mutual fund shares	351,699	399,128	449,656	82,172	10,808,697

Cost of mutual fund shares	$4,464	$5,693	$5,935	$2,135	$287,880
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2021
(In thousands, except number of shares)

	Voya Emerging Markets Index Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$534	$1,660	$1,048	$81,048	$6,309
Total assets	534	1,660	1,048	81,048	6,309
Net assets	$534	$1,660	$1,048	$81,048	$6,309

Net assets
Accumulation units	$534	$1,660	$1,048	$62,370	$6,309
Contracts in payout (annuitization)	—	—	—	18,678	—
Total net assets	$534	$1,660	$1,048	$81,048	$6,309

Total number of mutual fund shares	40,482	134,956	84,812	2,308,403	240,983

Cost of mutual fund shares	$486	$1,363	$844	$57,715	$4,869

	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$3,307	$10,556	$54	$77,734	$26,884
Total assets	3,307	10,556	54	77,734	26,884
Net assets	$3,307	$10,556	$54	$77,734	$26,884

Net assets
Accumulation units	$3,307	$9,396	$54	$74,450	$23,168
Contracts in payout (annuitization)	—	1,160	—	3,284	3,716
Total net assets	$3,307	$10,556	$54	$77,734	$26,884

Total number of mutual fund shares	121,213	876,704	4,494	1,068,797	780,137

Cost of mutual fund shares	$2,680	$8,519	$41	$41,936	$16,219
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2021
(In thousands, except number of shares)

	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$33,511	$1,097	$3,012	$2,248	$4,612
Total assets	33,511	1,097	3,012	2,248	4,612
Net assets	$33,511	$1,097	$3,012	$2,248	$4,612

Net assets
Accumulation units	$33,511	$1,097	$3,012	$2,248	$4,612
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$33,511	$1,097	$3,012	$2,248	$4,612

Total number of mutual fund shares	1,183,715	39,108	62,379	155,026	260,730

Cost of mutual fund shares	$24,162	$777	$2,331	$1,922	$3,609

	Voya Small Company Portfolio - Class I	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$18,723	$1,653	$21,044	$4,268	$2,218
Total assets	18,723	1,653	21,044	4,268	2,218
Net assets	$18,723	$1,653	$21,044	$4,268	$2,218

Net assets
Accumulation units	$15,334	$1,653	$19,134	$4,268	$2,218
Contracts in payout (annuitization)	3,389	—	1,910	—	—
Total net assets	$18,723	$1,653	$21,044	$4,268	$2,218

Total number of mutual fund shares	882,312	153,778	1,162,037	259,128	81,763

Cost of mutual fund shares	$16,281	$1,719	$16,468	$3,639	$2,028
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2021
(In thousands, except number of shares)

	Voya SmallCap Opportunities Portfolio - Class S	Wanger International	Wanger Select	Wanger USA
Assets
Investments in mutual funds
at fair value	$2,117	$2,073	$1,752	$2,523
Total assets	2,117	2,073	1,752	2,523
Net assets	$2,117	$2,073	$1,752	$2,523

Net assets
Accumulation units	$2,117	$2,073	$1,752	$2,523
Contracts in payout (annuitization)	—	—	—	—
Total net assets	$2,117	$2,073	$1,752	$2,523

Total number of mutual fund shares	86,810	63,554	90,778	98,023

Cost of mutual fund shares	$1,998	$1,683	$1,663	$2,034
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2021
(In thousands)

	Invesco V.I. American Franchise Fund - Series I	Invesco V.I. Core Equity Fund - Series I	Invesco V.I. Discovery Mid Cap Growth Fund - Series I	Invesco V.I. Global Fund - Series I	Invesco V.I. Main Street Fund - Series I
Net investment income (loss)
Investment income:
Dividends	$—	$11	$—	$—	$2
Expenses:
Mortality and expense risk charges	9	14	2	—	3
Net investment income (loss)	(9)	(3)	(2)	—	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	81	8	15	—	5
Capital gains distributions	119	37	17	—	17
Total realized gain (loss) on investments
and capital gains distributions	200	45	32	—	22
Net unrealized appreciation
(depreciation) of investments	(81)	340	(3)	1	47
Net realized and unrealized gain (loss)
on investments	119	385	29	1	69
Net increase (decrease) in net assets
resulting from operations	$110	$382	$27	$1	$68

	Invesco V.I. Main Street Small Cap Fund - Series I	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	Calvert VP SRI Balanced Portfolio
Net investment income (loss)
Investment income:
Dividends	$2	$5	$7	$3	$31
Expenses:
Mortality and expense risk charges	5	8	1	—	27
Net investment income (loss)	(3)	(3)	6	3	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	31	86	2	32	140
Capital gains distributions	30	264	6	—	80
Total realized gain (loss) on investments
and capital gains distributions	61	350	8	32	220
Net unrealized appreciation
(depreciation) of investments	40	60	113	(28)	147
Net realized and unrealized gain (loss)
on investments	101	410	121	4	367
Net increase (decrease) in net assets
resulting from operations	$98	$407	$127	$7	$371
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2021
(In thousands)

	Federated Hermes Fund for U.S. Government Securities II - Primary Shares	Federated Hermes Government Money Fund II - Service Shares	Federated Hermes High Income Bond Fund II - Primary Shares	Federated Hermes Kaufmann Fund II - Primary Shares	Federated Hermes Managed Volatility Fund II - Primary Shares
Net investment income (loss)
Investment income:
Dividends	$2	$—	$60	$—	$46
Expenses:
Mortality and expense risk charges	2	4	15	18	36
Net investment income (loss)	—	(4)	45	(18)	10

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	4	63	49
Capital gains distributions	—	—	—	90	—
Total realized gain (loss) on investments
and capital gains distributions	—	—	4	153	49
Net unrealized appreciation
(depreciation) of investments	(5)	—	(5)	(113)	335
Net realized and unrealized gain (loss)
on investments	(5)	—	(1)	40	384
Net increase (decrease) in net assets
resulting from operations	$(5)	$(4)	$44	$22	$394

	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$187	$—	$8	$16	$22
Expenses:
Mortality and expense risk charges	98	208	2	29	315
Net investment income (loss)	89	(208)	6	(13)	(293)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	249	2,796	—	400	2,021
Capital gains distributions	1,091	4,755	—	234	4,529
Total realized gain (loss) on investments
and capital gains distributions	1,340	7,551	—	634	6,550
Net unrealized appreciation
(depreciation) of investments	577	(2,741)	(2)	(85)	2,258
Net realized and unrealized gain (loss)
on investments	1,917	4,810	(2)	549	8,808
Net increase (decrease) in net assets
resulting from operations	$2,006	$4,602	$4	$536	$8,515
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2021
(In thousands)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2	Janus Henderson Balanced Portfolio - Institutional Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
Net investment income (loss)
Investment income:
Dividends	$267	$8	$22	$—	$7
Expenses:
Mortality and expense risk charges	298	6	17	—	12
Net investment income (loss)	(31)	2	5	—	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,880	4	(45)	—	36
Capital gains distributions	158	10	58	—	110
Total realized gain (loss) on investments
and capital gains distributions	2,038	14	13	—	146
Net unrealized appreciation
(depreciation) of investments	3,057	(25)	465	2	155
Net realized and unrealized gain (loss)
on investments	5,095	(11)	478	2	301
Net increase (decrease) in net assets
resulting from operations	$5,064	$(9)	$483	$2	$296

	PIMCO VIT Real Return Portfolio - Administrative Class	Pioneer High Yield VCT Portfolio - Class I	Voya Balanced Portfolio - Class I	Voya Government Money Market Portfolio - Class I	Voya Government Money Market Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$165	$50	$760	$—	$—
Expenses:
Mortality and expense risk charges	22	9	554	338	—
Net investment income (loss)	143	41	206	(338)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	57	1	2,405	—	—
Capital gains distributions	—	—	688	26	—
Total realized gain (loss) on investments
and capital gains distributions	57	1	3,093	26	—
Net unrealized appreciation
(depreciation) of investments	(32)	1	2,838	—	—
Net realized and unrealized gain (loss)
on investments	25	2	5,931	26	—
Net increase (decrease) in net assets
resulting from operations	$168	$43	$6,137	$(312)	$—
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2021
(In thousands)

	Voya Intermediate Bond Portfolio - Class I	Voya Balanced Income Portfolio - Service Class	Voya Global Perspectives® Portfolio - Class A	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$2,039	$88	$8	$26	$667
Expenses:
Mortality and expense risk charges	787	44	3	1	138
Net investment income (loss)	1,252	44	5	25	529

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	235	(24)	10	2	44
Capital gains distributions	2	—	6	19	—
Total realized gain (loss) on investments
and capital gains distributions	237	(24)	16	21	44
Net unrealized appreciation
(depreciation) of investments	(2,947)	264	(12)	(6)	(68)
Net realized and unrealized gain (loss)
on investments	(2,710)	240	4	15	(24)
Net increase (decrease) in net assets
resulting from operations	$(1,458)	$284	$9	$40	$505

	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$—	$156	$51	$75	$47
Expenses:
Mortality and expense risk charges	1,856	56	27	45	36
Net investment income (loss)	(1,856)	100	24	30	11

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,431	27	58	50	84
Capital gains distributions	27,625	72	25	75	115
Total realized gain (loss) on investments
and capital gains distributions	31,056	99	83	125	199
Net unrealized appreciation
(depreciation) of investments	(4,350)	1,228	379	(31)	161
Net realized and unrealized gain (loss)
on investments	26,706	1,327	462	94	360
Net increase (decrease) in net assets
resulting from operations	$24,850	$1,427	$486	$124	$371
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2021
(In thousands)

	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$60	$45	$7	$5	$54
Expenses:
Mortality and expense risk charges	46	30	10	1	27
Net investment income (loss)	14	15	(3)	4	27

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	27	41	29	1	118
Capital gains distributions	145	97	71	—	—
Total realized gain (loss) on investments
and capital gains distributions	172	138	100	1	118
Net unrealized appreciation
(depreciation) of investments	216	46	84	4	(68)
Net realized and unrealized gain (loss)
on investments	388	184	184	5	50
Net increase (decrease) in net assets
resulting from operations	$402	$199	$181	$9	$77

	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$46	$11	$62	$14	$—
Expenses:
Mortality and expense risk charges	10	5	14	9	28
Net investment income (loss)	36	6	48	5	(28)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	(3)	12	(36)	151
Capital gains distributions	—	—	—	—	142
Total realized gain (loss) on investments
and capital gains distributions	1	(3)	12	(36)	293
Net unrealized appreciation
(depreciation) of investments	431	120	1,373	304	(475)
Net realized and unrealized gain (loss)
on investments	432	117	1,385	268	(182)
Net increase (decrease) in net assets
resulting from operations	$468	$123	$1,433	$273	$(210)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2021
(In thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$5	$488	$53	$15
Expenses:
Mortality and expense risk charges	79	18	451	29	20
Net investment income (loss)	(79)	(13)	37	24	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	845	(13)	1,002	(59)	122
Capital gains distributions	920	125	6,993	54	62
Total realized gain (loss) on investments
and capital gains distributions	1,765	112	7,995	(5)	184
Net unrealized appreciation
(depreciation) of investments	(3,051)	310	1,688	685	(169)
Net realized and unrealized gain (loss)
on investments	(1,286)	422	9,683	680	15
Net increase (decrease) in net assets
resulting from operations	$(1,365)	$409	$9,720	$704	$10

	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$334	$1	$168	$161	$254
Expenses:
Mortality and expense risk charges	135	—	76	57	95
Net investment income (loss)	199	1	92	104	159

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	42	—	(482)	234	234
Capital gains distributions	311	1	—	260	470
Total realized gain (loss) on investments
and capital gains distributions	353	1	(482)	494	704
Net unrealized appreciation
(depreciation) of investments	(1,267)	(2)	1,097	(31)	549
Net realized and unrealized gain (loss)
on investments	(914)	(1)	615	463	1,253
Net increase (decrease) in net assets
resulting from operations	$(715)	$—	$707	$567	$1,412
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2021
(In thousands)

	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2055 Portfolio - Service Class	Voya Solution 2065 Portfolio - Service Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$168	$2	$—	$77	$4
Expenses:
Mortality and expense risk charges	68	1	—	20	4
Net investment income (loss)	100	1	—	57	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	40	3	1	105	1
Capital gains distributions	643	11	1	97	—
Total realized gain (loss) on investments
and capital gains distributions	683	14	2	202	1
Net unrealized appreciation
(depreciation) of investments	536	(2)	(1)	(134)	37
Net realized and unrealized gain (loss)
on investments	1,219	12	1	68	38
Net increase (decrease) in net assets
resulting from operations	$1,319	$13	$1	$125	$38

	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$22	$—	$4	$2	$14
Expenses:
Mortality and expense risk charges	9	47	10	6	6
Net investment income (loss)	13	(47)	(6)	(4)	8

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(24)	(3)	7	22	12
Capital gains distributions	—	465	110	3	—
Total realized gain (loss) on investments
and capital gains distributions	(24)	462	117	25	12
Net unrealized appreciation
(depreciation) of investments	556	656	98	147	187
Net realized and unrealized gain (loss)
on investments	532	1,118	215	172	199
Net increase (decrease) in net assets
resulting from operations	$545	$1,071	$209	$168	$207
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2021
(In thousands)

	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Global Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$701	$—	$21	$2	$—
Expenses:
Mortality and expense risk charges	600	832	25	615	185
Net investment income (loss)	101	(832)	(4)	(613)	(185)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	357	4,701	(94)	1,530	942
Capital gains distributions	579	3,062	110	7,957	1,728
Total realized gain (loss) on investments
and capital gains distributions	936	7,763	16	9,487	2,670
Net unrealized appreciation
(depreciation) of investments	6,926	2,253	754	(2,559)	1,224
Net realized and unrealized gain (loss)
on investments	7,862	10,016	770	6,928	3,894
Net increase (decrease) in net assets
resulting from operations	$7,963	$9,184	$766	$6,315	$3,709

	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$130	$131	$168	$10	$2,408
Expenses:
Mortality and expense risk charges	63	81	90	22	2,719
Net investment income (loss)	67	50	78	(12)	(311)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	93	284	468	65	2,614
Capital gains distributions	12	132	224	753	99,806
Total realized gain (loss) on investments
and capital gains distributions	105	416	692	818	102,420
Net unrealized appreciation
(depreciation) of investments	208	543	94	(388)	(44,830)
Net realized and unrealized gain (loss)
on investments	313	959	786	430	57,590
Net increase (decrease) in net assets
resulting from operations	$380	$1,009	$864	$418	$57,279
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2021
(In thousands)

	Voya Emerging Markets Index Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$5	$39	$23	$792	$53
Expenses:
Mortality and expense risk charges	2	14	12	895	50
Net investment income (loss)	3	25	11	(103)	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	25	16	32	4,944	157
Capital gains distributions	—	—	—	4,931	21
Total realized gain (loss) on investments
and capital gains distributions	25	16	32	9,875	178
Net unrealized appreciation
(depreciation) of investments	(49)	228	134	8,854	1,231
Net realized and unrealized gain (loss)
on investments	(24)	244	166	18,729	1,409
Net increase (decrease) in net assets
resulting from operations	$(21)	$269	$177	$18,626	$1,412

	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$22	$218	$1	$365	$282
Expenses:
Mortality and expense risk charges	28	121	1	896	271
Net investment income (loss)	(6)	97	—	(531)	11

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(71)	224	1	6,460	1,973
Capital gains distributions	—	—	—	313	1,010
Total realized gain (loss) on investments
and capital gains distributions	(71)	224	1	6,773	2,983
Net unrealized appreciation
(depreciation) of investments	833	650	4	11,897	2,739
Net realized and unrealized gain (loss)
on investments	762	874	5	18,670	5,722
Net increase (decrease) in net assets
resulting from operations	$756	$971	$5	$18,139	$5,733
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2021
(In thousands)

	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$680	$19	$1	$20	$30
Expenses:
Mortality and expense risk charges	404	14	33	15	53
Net investment income (loss)	276	5	(32)	5	(23)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,118	12	119	(33)	193
Capital gains distributions	—	—	96	188	—
Total realized gain (loss) on investments
and capital gains distributions	1,118	12	215	155	193
Net unrealized appreciation
(depreciation) of investments	4,878	177	96	233	419
Net realized and unrealized gain (loss)
on investments	5,996	189	311	388	612
Net increase (decrease) in net assets
resulting from operations	$6,272	$194	$279	$393	$589

	Voya Small Company Portfolio - Class I	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$29	$38	$—	$—	$—
Expenses:
Mortality and expense risk charges	230	13	229	55	12
Net investment income (loss)	(201)	25	(229)	(55)	(12)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	9	6	701	358	1
Capital gains distributions	78	20	2,757	647	199
Total realized gain (loss) on investments
and capital gains distributions	87	26	3,458	1,005	200
Net unrealized appreciation
(depreciation) of investments	2,591	(110)	(1,043)	(491)	(105)
Net realized and unrealized gain (loss)
on investments	2,678	(84)	2,415	514	95
Net increase (decrease) in net assets
resulting from operations	$2,477	$(59)	$2,186	$459	$83
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2021
(In thousands)

	Voya SmallCap Opportunities Portfolio - Class S	Wanger International	Wanger Select	Wanger USA
Net investment income (loss)
Investment income:
Dividends	$—	$10	$—	$19
Expenses:
Mortality and expense risk charges	31	11	6	14
Net investment income (loss)	(31)	(1)	(6)	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	120	48	(1)	30
Capital gains distributions	247	28	179	82
Total realized gain (loss) on investments
and capital gains distributions	367	76	178	112
Net unrealized appreciation
(depreciation) of investments	(255)	240	(90)	93
Net realized and unrealized gain (loss)
on investments	112	316	88	205
Net increase (decrease) in net assets
resulting from operations	$81	$315	$82	$210
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	Invesco V.I. American Franchise Fund - Series I	Invesco V.I. Core Equity Fund - Series I	Invesco V.I. Discovery Mid Cap Growth Fund - Series I	Invesco V.I. Global Fund - Series I	Invesco V.I. Main Street Fund - Series I
Net assets at January 1, 2020	$913	$1,369	$137	$7	$264

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	7	(2)	—	1
Total realized gain (loss) on investments
and capital gains distributions	138	325	14	—	31
Net unrealized appreciation
(depreciation) of investments	212	(162)	38	2	(2)
Net increase (decrease) in net assets
resulting from operations	343	170	50	2	30
Changes from principal transactions:
Total unit transactions	(292)	(74)	(11)	—	(24)
Increase (decrease) in net assets
derived from principal transactions	(292)	(74)	(11)	—	(24)
Total increase (decrease) in net assets	51	96	39	2	6
Net assets at December 31, 2020	964	1,465	176	9	270

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(3)	(2)	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	200	45	32	—	22
Net unrealized appreciation
(depreciation) of investments	(81)	340	(3)	1	47
Net increase (decrease) in net assets
resulting from operations	110	382	27	1	68
Changes from principal transactions:
Total unit transactions	(42)	(77)	(41)	—	(30)
Increase (decrease) in net assets
derived from principal transactions	(42)	(77)	(41)	—	(30)
Total increase (decrease) in net assets	68	305	(14)	1	38
Net assets at December 31, 2021	$1,032	$1,770	$162	$10	$308
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	Invesco V.I. Main Street Small Cap Fund - Series I	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	Calvert VP SRI Balanced Portfolio
Net assets at January 1, 2020	$483	$1,287	$540	$290	$2,426

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	6	1	14
Total realized gain (loss) on investments
and capital gains distributions	(42)	76	(10)	(25)	122
Net unrealized appreciation
(depreciation) of investments	91	528	33	28	201
Net increase (decrease) in net assets
resulting from operations	49	603	29	4	337
Changes from principal transactions:
Total unit transactions	(37)	(89)	(89)	(69)	10
Increase (decrease) in net assets
derived from principal transactions	(37)	(89)	(89)	(69)	10
Total increase (decrease) in net assets	12	514	(60)	(65)	347
Net assets at December 31, 2020	495	1,801	480	225	2,773

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(3)	6	3	4
Total realized gain (loss) on investments
and capital gains distributions	61	350	8	32	220
Net unrealized appreciation
(depreciation) of investments	40	60	113	(28)	147
Net increase (decrease) in net assets
resulting from operations	98	407	127	7	371
Changes from principal transactions:
Total unit transactions	(113)	99	109	(126)	(339)
Increase (decrease) in net assets
derived from principal transactions	(113)	99	109	(126)	(339)
Total increase (decrease) in net assets	(15)	506	236	(119)	32
Net assets at December 31, 2021	$480	$2,307	$716	$106	$2,805
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	Federated Hermes Fund for U.S. Government Securities II - Primary Shares	Federated Hermes Government Money Fund II - Service Shares	Federated Hermes High Income Bond Fund II - Primary Shares	Federated Hermes Kaufmann Fund II - Primary Shares	Federated Hermes Managed Volatility Fund II - Primary Shares
Net assets at January 1, 2020	$131	$378	$1,533	$1,235	$2,806

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(4)	56	(18)	28
Total realized gain (loss) on investments
and capital gains distributions	—	—	(21)	160	20
Net unrealized appreciation
(depreciation) of investments	3	—	12	157	(73)
Net increase (decrease) in net assets
resulting from operations	4	(4)	47	299	(25)
Changes from principal transactions:
Total unit transactions	(5)	(18)	(367)	(205)	(373)
Increase (decrease) in net assets
derived from principal transactions	(5)	(18)	(367)	(205)	(373)
Total increase (decrease) in net assets	(1)	(22)	(320)	94	(398)
Net assets at December 31, 2020	130	356	1,213	1,329	2,408

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(4)	45	(18)	10
Total realized gain (loss) on investments
and capital gains distributions	—	—	4	153	49
Net unrealized appreciation
(depreciation) of investments	(5)	—	(5)	(113)	335
Net increase (decrease) in net assets
resulting from operations	(5)	(4)	44	22	394
Changes from principal transactions:
Total unit transactions	(18)	(86)	(40)	(204)	(221)
Increase (decrease) in net assets
derived from principal transactions	(18)	(86)	(40)	(204)	(221)
Total increase (decrease) in net assets	(23)	(90)	4	(182)	173
Net assets at December 31, 2021	$107	$266	$1,217	$1,147	$2,581
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class
Net assets at January 1, 2020	$9,846	$19,424	$141	$3,284	$34,638

Increase (decrease) in net assets
Operations:
Net investment income (loss)	68	(169)	4	(13)	(197)
Total realized gain (loss) on investments
and capital gains distributions	307	3,621	(2)	81	1,925
Net unrealized appreciation
(depreciation) of investments	(11)	4,421	(2)	386	7,273
Net increase (decrease) in net assets
resulting from operations	364	7,873	—	454	9,001
Changes from principal transactions:
Total unit transactions	(1,129)	(2,508)	(11)	24	(6,720)
Increase (decrease) in net assets
derived from principal transactions	(1,129)	(2,508)	(11)	24	(6,720)
Total increase (decrease) in net assets	(765)	5,365	(11)	478	2,281
Net assets at December 31, 2020	9,081	24,789	130	3,762	36,919

Increase (decrease) in net assets
Operations:
Net investment income (loss)	89	(208)	6	(13)	(293)
Total realized gain (loss) on investments
and capital gains distributions	1,340	7,551	—	634	6,550
Net unrealized appreciation
(depreciation) of investments	577	(2,741)	(2)	(85)	2,258
Net increase (decrease) in net assets
resulting from operations	2,006	4,602	4	536	8,515
Changes from principal transactions:
Total unit transactions	(631)	(4,910)	17	(1,094)	(5,717)
Increase (decrease) in net assets
derived from principal transactions	(631)	(4,910)	17	(1,094)	(5,717)
Total increase (decrease) in net assets	1,375	(308)	21	(558)	2,798
Net assets at December 31, 2021	$10,456	$24,481	$151	$3,204	$39,717
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2	Janus Henderson Balanced Portfolio - Institutional Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
Net assets at January 1, 2020	$18,361	$399	$2,020	$12	$1,261

Increase (decrease) in net assets
Operations:
Net investment income (loss)	64	3	11	—	1
Total realized gain (loss) on investments
and capital gains distributions	1,401	2	(97)	—	(4)
Net unrealized appreciation
(depreciation) of investments	1,269	25	150	1	—
Net increase (decrease) in net assets
resulting from operations	2,734	30	64	1	(3)
Changes from principal transactions:
Total unit transactions	(1,366)	(18)	(104)	1	(112)
Increase (decrease) in net assets
derived from principal transactions	(1,366)	(18)	(104)	1	(112)
Total increase (decrease) in net assets	1,368	12	(40)	2	(115)
Net assets at December 31, 2020	19,729	411	1,980	14	1,146

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(31)	2	5	—	(5)
Total realized gain (loss) on investments
and capital gains distributions	2,038	14	13	—	146
Net unrealized appreciation
(depreciation) of investments	3,057	(25)	465	2	155
Net increase (decrease) in net assets
resulting from operations	5,064	(9)	483	2	296
Changes from principal transactions:
Total unit transactions	(1,952)	(36)	(194)	—	(194)
Increase (decrease) in net assets
derived from principal transactions	(1,952)	(36)	(194)	—	(194)
Total increase (decrease) in net assets	3,112	(45)	289	2	102
Net assets at December 31, 2021	$22,841	$366	$2,269	$16	$1,248
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	PIMCO VIT Real Return Portfolio - Administrative Class	Pioneer High Yield VCT Portfolio - Class I	Voya Balanced Portfolio - Class I	Voya Government Money Market Portfolio - Class I	Voya Government Money Market Portfolio - Class S
Net assets at January 1, 2020	$1,879	$708	$46,097	$31,539	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	31	516	(282)	—
Total realized gain (loss) on investments
and capital gains distributions	7	—	2,917	13	—
Net unrealized appreciation
(depreciation) of investments	197	(22)	252	—	—
Net increase (decrease) in net assets
resulting from operations	217	9	3,685	(269)	—
Changes from principal transactions:
Total unit transactions	507	4	(5,132)	1,444	51
Increase (decrease) in net assets
derived from principal transactions	507	4	(5,132)	1,444	51
Total increase (decrease) in net assets	724	13	(1,447)	1,175	51
Net assets at December 31, 2020	2,603	721	44,650	32,714	51

Increase (decrease) in net assets
Operations:
Net investment income (loss)	143	41	206	(338)	—
Total realized gain (loss) on investments
and capital gains distributions	57	1	3,093	26	—
Net unrealized appreciation
(depreciation) of investments	(32)	1	2,838	—	—
Net increase (decrease) in net assets
resulting from operations	168	43	6,137	(312)	—
Changes from principal transactions:
Total unit transactions	670	319	(5,339)	(4,707)	6
Increase (decrease) in net assets
derived from principal transactions	670	319	(5,339)	(4,707)	6
Total increase (decrease) in net assets	838	362	798	(5,019)	6
Net assets at December 31, 2021	$3,441	$1,083	$45,448	$27,695	$57
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	Voya Intermediate Bond Portfolio - Class I	Voya Balanced Income Portfolio - Service Class	Voya Global Perspectives® Portfolio - Class A	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Institutional Class
Net assets at January 1, 2020	$69,710	$4,731	$127	$414	$14,928

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,689	98	2	15	585
Total realized gain (loss) on investments
and capital gains distributions	1,920	127	4	17	(87)
Net unrealized appreciation
(depreciation) of investments	1,085	(216)	14	42	52
Net increase (decrease) in net assets
resulting from operations	4,694	9	20	74	550
Changes from principal transactions:
Total unit transactions	(549)	(832)	45	72	(2,410)
Increase (decrease) in net assets
derived from principal transactions	(549)	(832)	45	72	(2,410)
Total increase (decrease) in net assets	4,145	(823)	65	146	(1,860)
Net assets at December 31, 2020	73,855	3,908	192	560	13,068

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,252	44	5	25	529
Total realized gain (loss) on investments
and capital gains distributions	237	(24)	16	21	44
Net unrealized appreciation
(depreciation) of investments	(2,947)	264	(12)	(6)	(68)
Net increase (decrease) in net assets
resulting from operations	(1,458)	284	9	40	505
Changes from principal transactions:
Total unit transactions	(9,339)	(900)	(12)	171	(1,859)
Increase (decrease) in net assets
derived from principal transactions	(9,339)	(900)	(12)	171	(1,859)
Total increase (decrease) in net assets	(10,797)	(616)	(3)	211	(1,354)
Net assets at December 31, 2021	$63,058	$3,292	$189	$771	$11,714
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class
Net assets at January 1, 2020	$126,506	$6,991	$2,167	$3,541	$2,354

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(958)	81	15	23	23
Total realized gain (loss) on investments
and capital gains distributions	15,626	339	133	137	100
Net unrealized appreciation
(depreciation) of investments	19,189	(150)	(67)	174	155
Net increase (decrease) in net assets
resulting from operations	33,857	270	81	334	278
Changes from principal transactions:
Total unit transactions	(14,999)	(991)	(223)	(238)	7
Increase (decrease) in net assets
derived from principal transactions	(14,999)	(991)	(223)	(238)	7
Total increase (decrease) in net assets	18,858	(721)	(142)	96	285
Net assets at December 31, 2020	145,364	6,270	2,025	3,637	2,639

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,856)	100	24	30	11
Total realized gain (loss) on investments
and capital gains distributions	31,056	99	83	125	199
Net unrealized appreciation
(depreciation) of investments	(4,350)	1,228	379	(31)	161
Net increase (decrease) in net assets
resulting from operations	24,850	1,427	486	124	371
Changes from principal transactions:
Total unit transactions	(16,340)	(999)	(126)	(191)	(85)
Increase (decrease) in net assets
derived from principal transactions	(16,340)	(999)	(126)	(191)	(85)
Total increase (decrease) in net assets	8,510	428	360	(67)	286
Net assets at December 31, 2021	$153,874	$6,698	$2,385	$3,570	$2,925
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class
Net assets at January 1, 2020	$3,891	$3,407	$758	$161	$1,758

Increase (decrease) in net assets
Operations:
Net investment income (loss)	26	17	2	2	6
Total realized gain (loss) on investments
and capital gains distributions	40	(10)	14	—	57
Net unrealized appreciation
(depreciation) of investments	280	221	70	12	118
Net increase (decrease) in net assets
resulting from operations	346	228	86	14	181
Changes from principal transactions:
Total unit transactions	(849)	(1,169)	(106)	(10)	(54)
Increase (decrease) in net assets
derived from principal transactions	(849)	(1,169)	(106)	(10)	(54)
Total increase (decrease) in net assets	(503)	(941)	(20)	4	127
Net assets at December 31, 2020	3,388	2,466	738	165	1,885

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	15	(3)	4	27
Total realized gain (loss) on investments
and capital gains distributions	172	138	100	1	118
Net unrealized appreciation
(depreciation) of investments	216	46	84	4	(68)
Net increase (decrease) in net assets
resulting from operations	402	199	181	9	77
Changes from principal transactions:
Total unit transactions	(144)	41	(97)	8	39
Increase (decrease) in net assets
derived from principal transactions	(144)	41	(97)	8	39
Total increase (decrease) in net assets	258	240	84	17	116
Net assets at December 31, 2021	$3,646	$2,706	$822	$182	$2,001
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
Net assets at January 1, 2020	$1,868	$587	$3,223	$1,069	$1,764

Increase (decrease) in net assets
Operations:
Net investment income (loss)	74	21	54	11	(13)
Total realized gain (loss) on investments
and capital gains distributions	62	12	188	(43)	140
Net unrealized appreciation
(depreciation) of investments	(270)	(79)	(517)	30	360
Net increase (decrease) in net assets
resulting from operations	(134)	(46)	(275)	(2)	487
Changes from principal transactions:
Total unit transactions	(336)	(125)	(245)	(96)	(106)
Increase (decrease) in net assets
derived from principal transactions	(336)	(125)	(245)	(96)	(106)
Total increase (decrease) in net assets	(470)	(171)	(520)	(98)	381
Net assets at December 31, 2020	1,398	416	2,703	971	2,145

Increase (decrease) in net assets
Operations:
Net investment income (loss)	36	6	48	5	(28)
Total realized gain (loss) on investments
and capital gains distributions	1	(3)	12	(36)	293
Net unrealized appreciation
(depreciation) of investments	431	120	1,373	304	(475)
Net increase (decrease) in net assets
resulting from operations	468	123	1,433	273	(210)
Changes from principal transactions:
Total unit transactions	37	(45)	190	249	(279)
Increase (decrease) in net assets
derived from principal transactions	37	(45)	190	249	(279)
Total increase (decrease) in net assets	505	78	1,623	522	(489)
Net assets at December 31, 2021	$1,903	$494	$4,326	$1,493	$1,656
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Service Class
Net assets at January 1, 2020	$10,328	$2,081	$48,711	$3,510	$2,629

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(30)	(14)	269	89	39
Total realized gain (loss) on investments
and capital gains distributions	1,233	(86)	3,931	(458)	109
Net unrealized appreciation
(depreciation) of investments	1,908	434	3,660	331	55
Net increase (decrease) in net assets
resulting from operations	3,111	334	7,860	(38)	203
Changes from principal transactions:
Total unit transactions	(869)	(27)	(2,071)	(450)	(401)
Increase (decrease) in net assets
derived from principal transactions	(869)	(27)	(2,071)	(450)	(401)
Total increase (decrease) in net assets	2,242	307	5,789	(488)	(198)
Net assets at December 31, 2020	12,570	2,388	54,500	3,022	2,431

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(79)	(13)	37	24	(5)
Total realized gain (loss) on investments
and capital gains distributions	1,765	112	7,995	(5)	184
Net unrealized appreciation
(depreciation) of investments	(3,051)	310	1,688	685	(169)
Net increase (decrease) in net assets
resulting from operations	(1,365)	409	9,720	704	10
Changes from principal transactions:
Total unit transactions	(94)	(15)	178	(161)	(125)
Increase (decrease) in net assets
derived from principal transactions	(94)	(15)	178	(161)	(125)
Total increase (decrease) in net assets	(1,459)	394	9,898	543	(115)
Net assets at December 31, 2021	$11,111	$2,782	$64,398	$3,565	$2,316
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service Class
Net assets at January 1, 2020	$13,381	$21	$8,824	$6,665	$10,889

Increase (decrease) in net assets
Operations:
Net investment income (loss)	220	1	164	88	117
Total realized gain (loss) on investments
and capital gains distributions	(102)	—	716	312	455
Net unrealized appreciation
(depreciation) of investments	833	1	(1,229)	387	822
Net increase (decrease) in net assets
resulting from operations	951	2	(349)	787	1,394
Changes from principal transactions:
Total unit transactions	(1,209)	(2)	(1,680)	(601)	(1,223)
Increase (decrease) in net assets
derived from principal transactions	(1,209)	(2)	(1,680)	(601)	(1,223)
Total increase (decrease) in net assets	(258)	—	(2,029)	186	171
Net assets at December 31, 2020	13,123	21	6,795	6,851	11,060

Increase (decrease) in net assets
Operations:
Net investment income (loss)	199	1	92	104	159
Total realized gain (loss) on investments
and capital gains distributions	353	1	(482)	494	704
Net unrealized appreciation
(depreciation) of investments	(1,267)	(2)	1,097	(31)	549
Net increase (decrease) in net assets
resulting from operations	(715)	—	707	567	1,412
Changes from principal transactions:
Total unit transactions	(2,156)	(3)	(775)	(1,146)	(641)
Increase (decrease) in net assets
derived from principal transactions	(2,156)	(3)	(775)	(1,146)	(641)
Total increase (decrease) in net assets	(2,871)	(3)	(68)	(579)	771
Net assets at December 31, 2021	$10,252	$18	$6,727	$6,272	$11,831
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2055 Portfolio - Service Class	Voya Solution 2065 Portfolio - Service Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class
Net assets at January 1, 2020	$7,750	$22	$—	$2,300	$259

Increase (decrease) in net assets
Operations:
Net investment income (loss)	72	—	—	30	1
Total realized gain (loss) on investments
and capital gains distributions	511	2	—	20	9
Net unrealized appreciation
(depreciation) of investments	538	5	—	133	4
Net increase (decrease) in net assets
resulting from operations	1,121	7	—	183	14
Changes from principal transactions:
Total unit transactions	(984)	11	—	(384)	(25)
Increase (decrease) in net assets
derived from principal transactions	(984)	11	—	(384)	(25)
Total increase (decrease) in net assets	137	18	—	(201)	(11)
Net assets at December 31, 2020	7,887	40	—	2,099	248

Increase (decrease) in net assets
Operations:
Net investment income (loss)	100	1	—	57	—
Total realized gain (loss) on investments
and capital gains distributions	683	14	2	202	1
Net unrealized appreciation
(depreciation) of investments	536	(2)	(1)	(134)	37
Net increase (decrease) in net assets
resulting from operations	1,319	13	1	125	38
Changes from principal transactions:
Total unit transactions	647	215	12	134	(1)
Increase (decrease) in net assets
derived from principal transactions	647	215	12	134	(1)
Total increase (decrease) in net assets	1,966	228	13	259	37
Net assets at December 31, 2021	$9,853	$268	$13	$2,358	$285
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Service Class
Net assets at January 1, 2020	$2,977	$4,474	$833	$401	$781

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	(36)	(7)	(1)	7
Total realized gain (loss) on investments
and capital gains distributions	(266)	(309)	(40)	(16)	1
Net unrealized appreciation
(depreciation) of investments	177	1,721	200	39	(30)
Net increase (decrease) in net assets
resulting from operations	(65)	1,376	153	22	(22)
Changes from principal transactions:
Total unit transactions	(390)	(422)	(25)	(20)	(161)
Increase (decrease) in net assets
derived from principal transactions	(390)	(422)	(25)	(20)	(161)
Total increase (decrease) in net assets	(455)	954	128	2	(183)
Net assets at December 31, 2020	2,522	5,428	961	403	598

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	(47)	(6)	(4)	8
Total realized gain (loss) on investments
and capital gains distributions	(24)	462	117	25	12
Net unrealized appreciation
(depreciation) of investments	556	656	98	147	187
Net increase (decrease) in net assets
resulting from operations	545	1,071	209	168	207
Changes from principal transactions:
Total unit transactions	(284)	158	(90)	197	194
Increase (decrease) in net assets
derived from principal transactions	(284)	158	(90)	197	194
Total increase (decrease) in net assets	261	1,229	119	365	401
Net assets at December 31, 2021	$2,783	$6,657	$1,080	$768	$999
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Global Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class
Net assets at January 1, 2020	$51,562	$62,759	$3,113	$44,662	$19,649

Increase (decrease) in net assets
Operations:
Net investment income (loss)	295	(14)	12	(454)	(167)
Total realized gain (loss) on investments
and capital gains distributions	634	5,971	(47)	5,215	385
Net unrealized appreciation
(depreciation) of investments	2,502	8,131	21	7,586	5,785
Net increase (decrease) in net assets
resulting from operations	3,431	14,088	(14)	12,347	6,003
Changes from principal transactions:
Total unit transactions	(7,625)	(7,595)	(15)	(4,507)	(4,684)
Increase (decrease) in net assets
derived from principal transactions	(7,625)	(7,595)	(15)	(4,507)	(4,684)
Total increase (decrease) in net assets	(4,194)	6,493	(29)	7,840	1,319
Net assets at December 31, 2020	47,368	69,252	3,084	52,502	20,968

Increase (decrease) in net assets
Operations:
Net investment income (loss)	101	(832)	(4)	(613)	(185)
Total realized gain (loss) on investments
and capital gains distributions	936	7,763	16	9,487	2,670
Net unrealized appreciation
(depreciation) of investments	6,926	2,253	754	(2,559)	1,224
Net increase (decrease) in net assets
resulting from operations	7,963	9,184	766	6,315	3,709
Changes from principal transactions:
Total unit transactions	(5,180)	(8,000)	(455)	(4,082)	(1,638)
Increase (decrease) in net assets
derived from principal transactions	(5,180)	(8,000)	(455)	(4,082)	(1,638)
Total increase (decrease) in net assets	2,783	1,184	311	2,233	2,071
Net assets at December 31, 2021	$50,151	$70,436	$3,395	$54,735	$23,039
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I
Net assets at January 1, 2020	$3,962	$6,729	$7,558	$1,573	$213,518

Increase (decrease) in net assets
Operations:
Net investment income (loss)	47	56	82	(4)	484
Total realized gain (loss) on investments
and capital gains distributions	80	805	561	172	20,827
Net unrealized appreciation
(depreciation) of investments	220	(105)	172	47	7,897
Net increase (decrease) in net assets
resulting from operations	347	756	815	215	29,208
Changes from principal transactions:
Total unit transactions	510	(740)	(510)	(147)	(24,076)
Increase (decrease) in net assets
derived from principal transactions	510	(740)	(510)	(147)	(24,076)
Total increase (decrease) in net assets	857	16	305	68	5,132
Net assets at December 31, 2020	4,819	6,745	7,863	1,641	218,650

Increase (decrease) in net assets
Operations:
Net investment income (loss)	67	50	78	(12)	(311)
Total realized gain (loss) on investments
and capital gains distributions	105	416	692	818	102,420
Net unrealized appreciation
(depreciation) of investments	208	543	94	(388)	(44,830)
Net increase (decrease) in net assets
resulting from operations	380	1,009	864	418	57,279
Changes from principal transactions:
Total unit transactions	(184)	(646)	(1,371)	(210)	(24,086)
Increase (decrease) in net assets
derived from principal transactions	(184)	(646)	(1,371)	(210)	(24,086)
Total increase (decrease) in net assets	196	363	(507)	208	33,193
Net assets at December 31, 2021	$5,015	$7,108	$7,356	$1,849	$251,843
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	Voya Emerging Markets Index Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I
Net assets at January 1, 2020	$492	$1,792	$1,195	$69,720	$6,080

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	23	9	291	32
Total realized gain (loss) on investments
and capital gains distributions	2	9	(9)	10,017	(270)
Net unrealized appreciation
(depreciation) of investments	63	(95)	(59)	(1,426)	522
Net increase (decrease) in net assets
resulting from operations	78	(63)	(59)	8,882	284
Changes from principal transactions:
Total unit transactions	(49)	(383)	(184)	(6,899)	(599)
Increase (decrease) in net assets
derived from principal transactions	(49)	(383)	(184)	(6,899)	(599)
Total increase (decrease) in net assets	29	(446)	(243)	1,983	(315)
Net assets at December 31, 2020	521	1,346	952	71,703	5,765

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	25	11	(103)	3
Total realized gain (loss) on investments
and capital gains distributions	25	16	32	9,875	178
Net unrealized appreciation
(depreciation) of investments	(49)	228	134	8,854	1,231
Net increase (decrease) in net assets
resulting from operations	(21)	269	177	18,626	1,412
Changes from principal transactions:
Total unit transactions	34	45	(81)	(9,281)	(868)
Increase (decrease) in net assets
derived from principal transactions	34	45	(81)	(9,281)	(868)
Total increase (decrease) in net assets	13	314	96	9,345	544
Net assets at December 31, 2021	$534	$1,660	$1,048	$81,048	$6,309
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I
Net assets at January 1, 2020	$3,488	$10,915	$49	$53,690	$19,548

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	165	—	(378)	74
Total realized gain (loss) on investments
and capital gains distributions	(248)	(64)	—	9,114	2,439
Net unrealized appreciation
(depreciation) of investments	272	506	2	9,359	1,534
Net increase (decrease) in net assets
resulting from operations	33	607	2	18,095	4,047
Changes from principal transactions:
Total unit transactions	(477)	(1,277)	1	(5,084)	(132)
Increase (decrease) in net assets
derived from principal transactions	(477)	(1,277)	1	(5,084)	(132)
Total increase (decrease) in net assets	(444)	(670)	3	13,011	3,915
Net assets at December 31, 2020	3,044	10,245	52	66,701	23,463

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	97	—	(531)	11
Total realized gain (loss) on investments
and capital gains distributions	(71)	224	1	6,773	2,983
Net unrealized appreciation
(depreciation) of investments	833	650	4	11,897	2,739
Net increase (decrease) in net assets
resulting from operations	756	971	5	18,139	5,733
Changes from principal transactions:
Total unit transactions	(493)	(660)	(3)	(7,106)	(2,312)
Increase (decrease) in net assets
derived from principal transactions	(493)	(660)	(3)	(7,106)	(2,312)
Total increase (decrease) in net assets	263	311	2	11,033	3,421
Net assets at December 31, 2021	$3,307	$10,556	$54	$77,734	$26,884
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I
Net assets at January 1, 2020	$35,144	$1,060	$2,122	$2,077	$4,261

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(33)	(4)	(22)	12	2
Total realized gain (loss) on investments
and capital gains distributions	1,351	48	124	55	148
Net unrealized appreciation
(depreciation) of investments	(1,814)	(56)	533	175	515
Net increase (decrease) in net assets
resulting from operations	(496)	(12)	635	242	665
Changes from principal transactions:
Total unit transactions	(4,353)	(117)	112	(420)	(556)
Increase (decrease) in net assets
derived from principal transactions	(4,353)	(117)	112	(420)	(556)
Total increase (decrease) in net assets	(4,849)	(129)	747	(178)	109
Net assets at December 31, 2020	30,295	931	2,869	1,899	4,370

Increase (decrease) in net assets
Operations:
Net investment income (loss)	276	5	(32)	5	(23)
Total realized gain (loss) on investments
and capital gains distributions	1,118	12	215	155	193
Net unrealized appreciation
(depreciation) of investments	4,878	177	96	233	419
Net increase (decrease) in net assets
resulting from operations	6,272	194	279	393	589
Changes from principal transactions:
Total unit transactions	(3,056)	(28)	(136)	(44)	(347)
Increase (decrease) in net assets
derived from principal transactions	(3,056)	(28)	(136)	(44)	(347)
Total increase (decrease) in net assets	3,216	166	143	349	242
Net assets at December 31, 2021	$33,511	$1,097	$3,012	$2,248	$4,612
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	Voya Small Company Portfolio - Class I	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I
Net assets at January 1, 2020	$19,045	$1,515	$17,032	$3,010	$2,417

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(89)	48	(161)	(36)	(10)
Total realized gain (loss) on investments
and capital gains distributions	(798)	81	1,199	143	(231)
Net unrealized appreciation
(depreciation) of investments	2,455	(2)	4,929	1,011	547
Net increase (decrease) in net assets
resulting from operations	1,568	127	5,967	1,118	306
Changes from principal transactions:
Total unit transactions	(1,559)	770	(2,546)	23	(676)
Increase (decrease) in net assets
derived from principal transactions	(1,559)	770	(2,546)	23	(676)
Total increase (decrease) in net assets	9	897	3,421	1,141	(370)
Net assets at December 31, 2020	19,054	2,412	20,453	4,151	2,047

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(201)	25	(229)	(55)	(12)
Total realized gain (loss) on investments
and capital gains distributions	87	26	3,458	1,005	200
Net unrealized appreciation
(depreciation) of investments	2,591	(110)	(1,043)	(491)	(105)
Net increase (decrease) in net assets
resulting from operations	2,477	(59)	2,186	459	83
Changes from principal transactions:
Total unit transactions	(2,808)	(700)	(1,595)	(342)	88
Increase (decrease) in net assets
derived from principal transactions	(2,808)	(700)	(1,595)	(342)	88
Total increase (decrease) in net assets	(331)	(759)	591	117	171
Net assets at December 31, 2021	$18,723	$1,653	$21,044	$4,268	$2,218
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	Voya SmallCap Opportunities Portfolio - Class S	Wanger International	Wanger Select	Wanger USA
Net assets at January 1, 2020	$2,265	$1,839	$1,846	$2,210

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(27)	21	6	(13)
Total realized gain (loss) on investments
and capital gains distributions	(135)	18	96	(37)
Net unrealized appreciation
(depreciation) of investments	655	160	173	495
Net increase (decrease) in net assets
resulting from operations	493	199	275	445
Changes from principal transactions:
Total unit transactions	(157)	(263)	(558)	(131)
Increase (decrease) in net assets
derived from principal transactions	(157)	(263)	(558)	(131)
Total increase (decrease) in net assets	336	(64)	(283)	314
Net assets at December 31, 2020	2,601	1,775	1,563	2,524

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(31)	(1)	(6)	5
Total realized gain (loss) on investments
and capital gains distributions	367	76	178	112
Net unrealized appreciation
(depreciation) of investments	(255)	240	(90)	93
Net increase (decrease) in net assets
resulting from operations	81	315	82	210
Changes from principal transactions:
Total unit transactions	(565)	(17)	107	(211)
Increase (decrease) in net assets
derived from principal transactions	(565)	(17)	107	(211)
Total increase (decrease) in net assets	(484)	298	189	(1)
Net assets at December 31, 2021	$2,117	$2,073	$1,752	$2,523
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1. ORGANIZATION
Variable Annuity Account B of Voya Retirement Insurance and Annuity Company, (the “Account”) was established by Voya Retirement Insurance and Annuity Company (“VRIAC” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya Financial”), a holding company domiciled in the State of Delaware.

Prior to May 2013, Voya Financial, which together with its subsidiaries, including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING. Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. The Account is exclusively for use with Contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. VRIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business VRIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of VRIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of VRIAC.

At December 31, 2021, the Account had 104 investment divisions (the “Divisions”), 30 of which invest in independently managed mutual funds and 74 of which invest in mutual funds managed by an affiliate, Voya Investments, LLC (“VIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”).

The Divisions with asset balances at December 31, 2021 and related Trusts are as follows:

AIM Variable Insurance Funds:	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Invesco V.I. American Franchise Fund - Series I	Franklin Templeton Variable Insurance Products Trust:
Invesco V.I. Core Equity Fund - Series I	Franklin Small Cap Value VIP Fund - Class 2
Invesco V.I. Discovery Mid Cap Growth Fund - Series I	Janus Aspen Series:
Invesco V.I. Global Fund - Series I	Janus Henderson Balanced Portfolio - Institutional Shares
Invesco V.I. Main Street Fund - Series I	Lord Abbett Series Fund, Inc.:
Invesco V.I. Main Street Small Cap Fund - Series I	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
American Funds Insurance Series:	PIMCO Variable Insurance Trust:
American Funds Insurance Series® Growth Fund - Class 2	PIMCO VIT Real Return Portfolio - Administrative Class
American Funds Insurance Series® Growth-Income Fund - Class 2	Pioneer Variable Contracts Trust:
American Funds Insurance Series® International Fund - Class 2	Pioneer High Yield VCT Portfolio - Class I
Calvert Variable Series, Inc.:	Voya Balanced Portfolio, Inc.:
Calvert VP SRI Balanced Portfolio	Voya Balanced Portfolio - Class I
Federated Hermes Insurance Series:	Voya Government Money Market Portfolio:
Federated Hermes Fund for U.S. Government Securities II - Primary Shares	Voya Government Money Market Portfolio - Class I
Federated Hermes Government Money Fund II - Service Shares	Voya Government Money Market Portfolio - Class S
Federated Hermes High Income Bond Fund II - Primary Shares	Voya Intermediate Bond Portfolio:
Federated Hermes Kaufmann Fund II - Primary Shares	Voya Intermediate Bond Portfolio - Class I
Federated Hermes Managed Volatility Fund II - Primary Shares	Voya Investors Trust:
Fidelity Variable Insurance Products Fund:	Voya Balanced Income Portfolio - Service Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	Voya Global Perspectives® Portfolio - Class A
Fidelity® VIP Growth Portfolio - Initial Class	Voya Global Perspectives® Portfolio - Class I
Fidelity® VIP High Income Portfolio - Initial Class	Voya High Yield Portfolio - Institutional Class
Fidelity® VIP Overseas Portfolio - Initial Class	Voya Large Cap Growth Portfolio - Institutional Class
Fidelity Variable Insurance Products Fund II:	Voya Large Cap Value Portfolio - Institutional Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	Voya Large Cap Value Portfolio - Service Class
Fidelity® VIP Index 500 Portfolio - Initial Class	Voya Retirement Conservative Portfolio - Adviser Class
Fidelity Variable Insurance Products Fund V:	Voya Retirement Growth Portfolio - Adviser Class

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Voya Retirement Moderate Growth Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class
Voya Retirement Moderate Portfolio - Adviser Class	Voya Strategic Allocation Portfolios, Inc.:
Voya U.S. Stock Index Portfolio - Service Class	Voya Strategic Allocation Conservative Portfolio - Class I
VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class	Voya Strategic Allocation Growth Portfolio - Class I
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	Voya Strategic Allocation Moderate Portfolio - Class I
VY® Clarion Global Real Estate Portfolio - Institutional Class	Voya Variable Funds:
VY® Clarion Global Real Estate Portfolio - Service Class	Voya Growth and Income Portfolio - Class A
VY® Clarion Real Estate Portfolio - Service Class	Voya Growth and Income Portfolio - Class I
VY® Invesco Growth and Income Portfolio - Service Class	Voya Variable Portfolios, Inc.:
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	Voya Emerging Markets Index Portfolio - Class I
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	Voya Global High Dividend Low Volatility Portfolio - Class I
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	Voya Global High Dividend Low Volatility Portfolio - Class S
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	Voya Index Plus LargeCap Portfolio - Class I
VY® T. Rowe Price Equity Income Portfolio - Service Class	Voya Index Plus MidCap Portfolio - Class I
VY® T. Rowe Price International Stock Portfolio - Service Class	Voya Index Plus SmallCap Portfolio - Class I
Voya Partners, Inc.:	Voya International Index Portfolio - Class I
Voya Global Bond Portfolio - Initial Class	Voya International Index Portfolio - Class S
Voya Global Bond Portfolio - Service Class	Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya Russell™ Large Cap Index Portfolio - Class I
Voya Solution 2025 Portfolio - Service Class	Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Solution 2035 Portfolio - Service Class	Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Solution 2045 Portfolio - Service Class	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Solution 2055 Portfolio - Service Class	Voya Russell™ Mid Cap Index Portfolio - Class I
Voya Solution 2065 Portfolio - Service Class	Voya Russell™ Small Cap Index Portfolio - Class I
Voya Solution Income Portfolio - Service Class	Voya Small Company Portfolio - Class I
Voya Solution Moderately Aggressive Portfolio - Service Class	Voya U.S. Bond Index Portfolio - Class I
VY® American Century Small-Mid Cap Value Portfolio - Service Class	Voya Variable Products Trust:
VY® Baron Growth Portfolio - Service Class	Voya MidCap Opportunities Portfolio - Class I
VY® Columbia Contrarian Core Portfolio - Service Class	Voya MidCap Opportunities Portfolio - Class S
VY® Columbia Small Cap Value II Portfolio - Service Class	Voya SmallCap Opportunities Portfolio - Class I
VY® Invesco Comstock Portfolio - Service Class	Voya SmallCap Opportunities Portfolio - Class S
VY® Invesco Equity and Income Portfolio - Initial Class	Wanger Advisors Trust:
VY® Invesco Global Portfolio - Initial Class	Wanger International
VY® JPMorgan Mid Cap Value Portfolio - Service Class	Wanger Select
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	Wanger USA

The names of certain Divisions were changed during 2021. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
AIM Variable Insurance Funds:	AIM Variable Insurance Funds:
Invesco V.I. Discovery Mid Cap Growth Fund - Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I
Invesco V.I. Global Fund - Series I	Invesco Oppenheimer V.I. Global Fund - Series I
Invesco V.I. Main Street Fund - Series I	Invesco Oppenheimer V.I. Main Street Fund - Series I
Invesco V.I. Main Street Small Cap Fund - Series I	Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I
Voya Partners, Inc.:	Voya Partners, Inc.:
VY® Invesco Global Portfolio - Initial Class	VY® Invesco Oppenheimer Global Portfolio - Initial Class

During 2021, there were no Divisions closed to contract owners.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of VRIAC, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of VRIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 7.0%. The mortality risk is fully borne by the Company. To the extent that benefits to be paid to the contract owners exceed their account values, VRIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to VRIAC. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) VRIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by VRIAC).

Subsequent Events

The Account has evaluated all events through the date the financial statements were issued to determine whether any event required either recognition or disclosure in the financial statements. The Account is not aware of any subsequent events that would have a material effect on the financial statements of the Account.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

3. FINANCIAL INSTRUMENTS

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2021 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2021. The Account had no liabilities as of December 31, 2021.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

•Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
•Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a.Quoted prices for similar assets or liabilities in active markets;
b.Quoted prices for identical or similar assets or liabilities in non-active markets;
c.Inputs other than quoted market prices that are observable; and
d.Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
•Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4. CHARGES AND FEES

Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover VRIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

VRIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset-Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at annual rates of up to 0.25% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $80 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract. These charges are assessed through the redemption of units.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

Other Contract Charges

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed withdraw benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Under the Fixed/Variable Premium Immediate Annuity contract, an additional annual charge of 1.00% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Guaranteed Minimum Income feature. For Deferred Variable Annuity contracts an annual charge of up to 0.50% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Premium Bonus Option feature. These charges are assessed through a reduction in unit values.

Fees Waived by VRIAC

Certain charges and fees for various types of Contracts may be waived by VRIAC. VRIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5. RELATED PARTY TRANSACTIONS

Management fees were paid to VIL, an affiliate of the Company, in its capacity as investment adviser to the Voya Balanced Portfolio, Inc., Voya Government Money Market Portfolio, Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Partners, Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.19% to 1.25% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

6. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2021 follow:

	Purchases	Sales
	(In thousands)
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I	$321	$252
Invesco V.I. Core Equity Fund - Series I	94	137
Invesco V.I. Discovery Mid Cap Growth Fund - Series I	18	44
Invesco V.I. Global Fund - Series I	1	—
Invesco V.I. Main Street Fund - Series I	22	36
Invesco V.I. Main Street Small Cap Fund - Series I	79	164
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	581	221
American Funds Insurance Series® Growth-Income Fund - Class 2	131	10
American Funds Insurance Series® International Fund - Class 2	40	163
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	367	621
Federated Hermes Insurance Series:
Federated Hermes Fund for U.S. Government Securities II - Primary Shares	3	21
Federated Hermes Government Money Fund II - Service Shares	10	100
Federated Hermes High Income Bond Fund II - Primary Shares	171	165
Federated Hermes Kaufmann Fund II - Primary Shares	92	223
Federated Hermes Managed Volatility Fund II - Primary Shares	48	259
Fidelity Variable Insurance Products Fund:
Fidelity® VIP Equity-Income Portfolio - Initial Class	2,075	1,527
Fidelity® VIP Growth Portfolio - Initial Class	6,306	6,668
Fidelity® VIP High Income Portfolio - Initial Class	40	16
Fidelity® VIP Overseas Portfolio - Initial Class	457	1,329
Fidelity Variable Insurance Products Fund II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	5,308	6,790
Fidelity® VIP Index 500 Portfolio - Initial Class	833	2,658
Fidelity Variable Insurance Products Fund V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	18	42
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	401	532
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares	—	—
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	221	310
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	1,336	524
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I	404	44
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	2,877	7,322
Voya Government Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	8,800	13,819
Voya Government Money Market Portfolio - Class S	7	1
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	3,927	12,012
Voya Investors Trust:
Voya Balanced Income Portfolio - Service Class	898	1,755
Voya Global Perspectives® Portfolio - Class A	78	80
Voya Global Perspectives® Portfolio - Class I	238	22
Voya High Yield Portfolio - Institutional Class	1,532	2,862

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(In thousands)
Voya Investors Trust: (continued)
Voya Large Cap Growth Portfolio - Institutional Class	$29,070	$19,640
Voya Large Cap Value Portfolio - Institutional Class	592	1,419
Voya Large Cap Value Portfolio - Service Class	487	565
Voya Retirement Conservative Portfolio - Adviser Class	436	522
Voya Retirement Growth Portfolio - Adviser Class	520	480
Voya Retirement Moderate Growth Portfolio - Adviser Class	397	382
Voya Retirement Moderate Portfolio - Adviser Class	613	459
Voya U.S. Stock Index Portfolio - Service Class	142	171
VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class	19	6
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	1,180	1,114
VY® Clarion Global Real Estate Portfolio - Institutional Class	179	106
VY® Clarion Global Real Estate Portfolio - Service Class	82	121
VY® Clarion Real Estate Portfolio - Service Class	345	106
VY® Invesco Growth and Income Portfolio - Service Class	532	277
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	242	407
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	2,580	1,834
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	467	371
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	12,101	4,894
VY® T. Rowe Price Equity Income Portfolio - Service Class	363	446
VY® T. Rowe Price International Stock Portfolio - Service Class	364	432
Voya Partners, Inc.:
Voya Global Bond Portfolio - Initial Class	916	2,563
Voya Global Bond Portfolio - Service Class	3	3
Voya International High Dividend Low Volatility Portfolio - Initial Class	1,228	1,911
Voya Solution 2025 Portfolio - Service Class	1,349	2,131
Voya Solution 2035 Portfolio - Service Class	1,478	1,489
Voya Solution 2045 Portfolio - Service Class	1,747	357
Voya Solution 2055 Portfolio - Service Class	240	12
Voya Solution 2065 Portfolio - Service Class	31	18
Voya Solution Income Portfolio - Service Class	1,051	763
Voya Solution Moderately Aggressive Portfolio - Service Class	4	6
VY® American Century Small-Mid Cap Value Portfolio - Service Class	686	956
VY® Baron Growth Portfolio - Service Class	1,030	454
VY® Columbia Contrarian Core Portfolio - Service Class	183	169
VY® Columbia Small Cap Value II Portfolio - Service Class	549	353
VY® Invesco Comstock Portfolio - Service Class	259	56
VY® Invesco Equity and Income Portfolio - Initial Class	2,099	6,599
VY® Invesco Global Portfolio - Initial Class	3,578	9,347
VY® JPMorgan Mid Cap Value Portfolio - Service Class	540	889
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	8,953	5,692
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	4,033	4,129
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	734	839
Voya Strategic Allocation Growth Portfolio - Class I	648	1,111
Voya Strategic Allocation Moderate Portfolio - Class I	535	1,604
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	771	240
Voya Growth and Income Portfolio - Class I	104,844	29,436
Voya Variable Portfolios, Inc.:
Voya Emerging Markets Index Portfolio - Class I	134	97
Voya Global High Dividend Low Volatility Portfolio - Class I	163	93
Voya Global High Dividend Low Volatility Portfolio - Class S	125	195
Voya Index Plus LargeCap Portfolio - Class I	6,588	11,041

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(In thousands)
Voya Variable Portfolios, Inc.: (continued)
Voya Index Plus MidCap Portfolio - Class I	$308	$1,152
Voya Index Plus SmallCap Portfolio - Class I	423	923
Voya International Index Portfolio - Class I	965	1,528
Voya International Index Portfolio - Class S	—	3
Voya Russell™ Large Cap Growth Index Portfolio - Class I	2,255	9,579
Voya Russell™ Large Cap Index Portfolio - Class I	2,441	3,732
Voya Russell™ Large Cap Value Index Portfolio - Class I	1,399	4,179
Voya Russell™ Large Cap Value Index Portfolio - Class S	20	43
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	457	530
Voya Russell™ Mid Cap Index Portfolio - Class I	405	256
Voya Russell™ Small Cap Index Portfolio - Class I	592	962
Voya Small Company Portfolio - Class I	471	3,402
Voya U.S. Bond Index Portfolio - Class I	615	1,270
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	3,314	2,381
Voya MidCap Opportunities Portfolio - Class S	1,415	1,165
Voya SmallCap Opportunities Portfolio - Class I	452	176
Voya SmallCap Opportunities Portfolio - Class S	1,056	1,404
Wanger Advisors Trust:
Wanger International	316	306
Wanger Select	362	82
Wanger USA	218	342

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7. CHANGES IN UNITS
The changes in units outstanding were as follows:

	Year ended December 31
	2021			2020
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I	19,029	19,410	(381)	22,296	24,876	(2,580)
Invesco V.I. Core Equity Fund - Series I	51,054	53,788	(2,734)	82,103	85,322	(3,219)
Invesco V.I. Discovery Mid Cap Growth Fund - Series I	105,630	106,697	(1,067)	37,482	37,860	(378)
Invesco V.I. Global Fund - Series I	—	—	—	—	—	—
Invesco V.I. Main Street Fund - Series I	81,509	82,350	(841)	85,274	86,179	(905)
Invesco V.I. Main Street Small Cap Fund - Series I	1,565	4,270	(2,705)	4,414	6,058	(1,644)
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	9,463	6,307	3,156	33,460	38,061	(4,601)
American Funds Insurance Series® Growth-Income Fund - Class 2	2,408	254	2,154	2,690	5,599	(2,909)
American Funds Insurance Series® International Fund - Class 2	1,371	5,763	(4,392)	1,110	5,056	(3,946)
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	9,516	20,447	(10,931)	12,251	13,203	(952)
Federated Hermes Insurance Series:
Federated Hermes Fund for U.S. Government Securities II - Primary Shares	17	924	(907)	4	276	(272)
Federated Hermes Government Money Fund II - Service Shares	2,885	10,026	(7,141)	7,589	9,101	(1,512)
Federated Hermes High Income Bond Fund II - Primary Shares	13,798	11,843	1,955	9,422	21,912	(12,490)
Federated Hermes Kaufmann Fund II - Primary Shares	24	4,647	(4,623)	5	5,715	(5,710)
Federated Hermes Managed Volatility Fund II - Primary Shares	12,787	19,055	(6,268)	13,501	25,607	(12,106)
Fidelity Variable Insurance Products Fund:
Fidelity® VIP Equity-Income Portfolio - Initial Class	24,283	40,954	(16,671)	23,055	71,249	(48,194)
Fidelity® VIP Growth Portfolio - Initial Class	25,110	115,064	(89,954)	77,360	114,800	(37,440)
Fidelity® VIP High Income Portfolio - Initial Class	155,113	154,204	909	61,676	62,299	(623)
Fidelity® VIP Overseas Portfolio - Initial Class	11,746	61,111	(49,365)	40,659	33,251	7,408
Fidelity Variable Insurance Products Fund II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	19,079	145,153	(126,074)	55,162	208,000	(152,838)
Fidelity® VIP Index 500 Portfolio - Initial Class	3,650	27,160	(23,510)	8,422	31,183	(22,761)
Fidelity Variable Insurance Products Fund V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	—	1,374	(1,374)	—	730	(730)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	12,138	15,716	(3,578)	15,913	22,461	(6,548)
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares	—	—	—	—	—	—
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	3,938	10,896	(6,958)	2,943	8,696	(5,753)
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	75,171	33,635	41,536	55,522	26,817	28,705
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I	17,137	1,833	15,304	5,986	5,979	7
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	3,693,221	3,798,975	(105,754)	5,194,268	5,327,966	(133,698)
Voya Government Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	3,460,148	3,863,432	(403,284)	9,095,066	9,008,076	86,990
Voya Government Money Market Portfolio - Class S	791	80	711	5,465	37	5,428
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	1,938,875	2,323,237	(384,362)	4,668,650	4,700,588	(31,938)
Voya Investors Trust:
Voya Balanced Income Portfolio - Service Class	36,211	83,670	(47,459)	6,754	56,756	(50,002)

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2021			2020
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Investors Trust: (continued)
Voya Global Perspectives® Portfolio - Class A	4,423	5,093	(670)	3,248	71	3,177
Voya Global Perspectives® Portfolio - Class I	12,415	1,408	11,007	7,587	2,183	5,404
Voya High Yield Portfolio - Institutional Class	947,454	1,112,879	(165,425)	1,046,773	1,281,651	(234,878)
Voya Large Cap Growth Portfolio - Institutional Class	1,284,923	1,561,040	(276,117)	2,469,397	2,815,430	(346,033)
Voya Large Cap Value Portfolio - Institutional Class	17,835	56,322	(38,487)	58,674	110,436	(51,762)
Voya Large Cap Value Portfolio - Service Class	17,195	22,764	(5,569)	11,921	22,914	(10,993)
Voya Retirement Conservative Portfolio - Adviser Class	19,936	32,555	(12,619)	33,035	48,170	(15,135)
Voya Retirement Growth Portfolio - Adviser Class	20,675	24,586	(3,911)	7,915	7,728	187
Voya Retirement Moderate Growth Portfolio - Adviser Class	8,941	16,742	(7,801)	4,265	57,549	(53,284)
Voya Retirement Moderate Portfolio - Adviser Class	24,340	22,521	1,819	10,610	82,768	(72,158)
Voya U.S. Stock Index Portfolio - Service Class	5,208	12,360	(7,152)	3,227	15,020	(11,793)
VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class	1,101	401	700	1,044	1,968	(924)
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	101,277	97,128	4,149	76,703	80,254	(3,551)
VY® Clarion Global Real Estate Portfolio - Institutional Class	7,496	6,010	1,486	15,728	38,130	(22,402)
VY® Clarion Global Real Estate Portfolio - Service Class	3,901	6,583	(2,682)	840	9,361	(8,521)
VY® Clarion Real Estate Portfolio - Service Class	12,413	4,855	7,558	16,192	30,133	(13,941)
VY® Invesco Growth and Income Portfolio - Service Class	16,770	9,568	7,202	7,544	12,391	(4,847)
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	3,616	12,368	(8,752)	5,391	11,007	(5,616)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	74,164	78,953	(4,789)	94,772	148,500	(53,728)
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	7,636	8,675	(1,039)	10,405	10,907	(502)
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	157,734	159,041	(1,307)	180,233	251,906	(71,673)
VY® T. Rowe Price Equity Income Portfolio - Service Class	9,746	14,032	(4,286)	21,342	34,815	(13,473)
VY® T. Rowe Price International Stock Portfolio - Service Class	16,942	23,414	(6,472)	18,932	44,364	(25,432)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Initial Class	807,336	943,202	(135,866)	890,180	972,519	(82,339)
Voya Global Bond Portfolio - Service Class	10,335	10,440	(105)	10,623	10,730	(107)
Voya International High Dividend Low Volatility Portfolio - Initial Class	872,459	934,954	(62,495)	636,147	807,016	(170,869)
Voya Solution 2025 Portfolio - Service Class	43,248	94,573	(51,325)	39,698	72,459	(32,761)
Voya Solution 2035 Portfolio - Service Class	34,601	61,657	(27,056)	52,688	111,183	(58,495)
Voya Solution 2045 Portfolio - Service Class	39,830	14,560	25,270	70,490	117,319	(46,829)
Voya Solution 2055 Portfolio - Service Class	9,470	484	8,986	2,132	1,421	711
Voya Solution 2065 Portfolio - Service Class	2,334	1,366	968	—	—	—
Voya Solution Income Portfolio - Service Class	46,801	39,180	7,621	11,976	36,950	(24,974)
Voya Solution Moderately Aggressive Portfolio - Service Class	—	126	(126)	6,426	9,381	(2,955)
VY® American Century Small-Mid Cap Value Portfolio - Service Class	15,774	27,025	(11,251)	14,912	28,758	(13,846)
VY® Baron Growth Portfolio - Service Class	11,136	8,882	2,254	16,859	27,510	(10,651)
VY® Columbia Contrarian Core Portfolio - Service Class	2,249	4,667	(2,418)	6,756	7,821	(1,065)
VY® Columbia Small Cap Value II Portfolio - Service Class	23,526	16,144	7,382	2,886	4,170	(1,284)
VY® Invesco Comstock Portfolio - Service Class	7,754	1,830	5,924	1,908	8,637	(6,729)
VY® Invesco Equity and Income Portfolio - Initial Class	69,620	254,088	(184,468)	13,578	354,667	(341,089)
VY® Invesco Global Portfolio - Initial Class	803,615	1,013,797	(210,182)	2,644,771	2,924,956	(280,185)
VY® JPMorgan Mid Cap Value Portfolio - Service Class	11,727	24,947	(13,220)	18,682	21,839	(3,157)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	27,746	102,797	(75,051)	41,751	154,962	(113,211)
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	421,690	449,119	(27,429)	1,113,010	1,189,899	(76,889)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	806,662	808,128	(1,466)	1,528,470	1,513,639	14,831
Voya Strategic Allocation Growth Portfolio - Class I	831,269	851,104	(19,835)	368,399	402,129	(33,730)
Voya Strategic Allocation Moderate Portfolio - Class I	670,746	722,942	(52,196)	521,336	538,687	(17,351)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	637,037	643,719	(6,682)	603,320	609,604	(6,284)

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2021			2020
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Variable Funds: (continued)
Voya Growth and Income Portfolio - Class I	4,344,605	4,713,515	(368,910)	5,437,995	5,998,657	(560,662)
Voya Variable Portfolios, Inc.:
Voya Emerging Markets Index Portfolio - Class I	9,209	6,531	2,678	16,131	20,228	(4,097)
Voya Global High Dividend Low Volatility Portfolio - Class I	10,909	7,820	3,089	8,468	40,563	(32,095)
Voya Global High Dividend Low Volatility Portfolio - Class S	7,948	13,873	(5,925)	130	17,642	(17,512)
Voya Index Plus LargeCap Portfolio - Class I	5,423,029	5,631,626	(208,597)	4,630,530	4,840,594	(210,064)
Voya Index Plus MidCap Portfolio - Class I	19,689	43,725	(24,036)	10,566	34,336	(23,770)
Voya Index Plus SmallCap Portfolio - Class I	18,137	34,555	(16,418)	11,508	30,920	(19,412)
Voya International Index Portfolio - Class I	645,864	672,557	(26,693)	622,603	701,149	(78,546)
Voya International Index Portfolio - Class S	—	122	(122)	—	1	(1)
Voya Russell™ Large Cap Growth Index Portfolio - Class I	883,496	993,830	(110,334)	1,636,413	1,754,471	(118,058)
Voya Russell™ Large Cap Index Portfolio - Class I	779,495	822,869	(43,374)	1,044,790	1,044,291	499
Voya Russell™ Large Cap Value Index Portfolio - Class I	62,965	182,855	(119,890)	62,487	284,279	(221,792)
Voya Russell™ Large Cap Value Index Portfolio - Class S	—	822	(822)	—	4,165	(4,165)
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	17,719	23,521	(5,802)	32,035	55,416	(23,381)
Voya Russell™ Mid Cap Index Portfolio - Class I	9,409	10,773	(1,364)	12,163	27,331	(15,168)
Voya Russell™ Small Cap Index Portfolio - Class I	35,169	61,501	(26,332)	19,115	54,345	(35,230)
Voya Small Company Portfolio - Class I	562,940	610,589	(47,649)	589,800	625,446	(35,646)
Voya U.S. Bond Index Portfolio - Class I	44,860	88,929	(44,069)	139,887	88,530	51,357
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	1,029,270	1,083,323	(54,053)	2,353,195	2,461,207	(108,012)
Voya MidCap Opportunities Portfolio - Class S	19,348	24,212	(4,864)	20,492	19,747	745
Voya SmallCap Opportunities Portfolio - Class I	7,946	5,637	2,309	14,016	42,648	(28,632)
Voya SmallCap Opportunities Portfolio - Class S	32,141	53,906	(21,765)	27,430	35,943	(8,513)
Wanger Advisors Trust:
Wanger International	14,111	14,682	(571)	14,620	30,808	(16,188)
Wanger Select	5,043	1,932	3,111	15,063	34,627	(19,564)
Wanger USA	2,952	7,648	(4,696)	26,016	31,484	(5,468)

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8. FINANCIAL HIGHLIGHTS

A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2021, 2020, 2019, 2018, and 2017, follows:

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco V.I. American Franchise Fund - Series I
	2021		9	$38.19	to	$157.03	$1,032	0.00%	0.10%	to	1.25%	10.53%	to	11.82%
	2020		9	$34.55	to	$140.43	$964	0.11%	0.10%	to	1.25%	40.56%	to	42.21%
	2019		12	$24.58	to	$98.75	$913	0.00%	0.10%	to	1.25%	35.04%	to	36.62%
	2018		13	$18.20	to	$72.28	$738	0.00%	0.10%	to	1.25%	-4.82%	to	-3.72%
	2017		11	$19.12	to	$75.07	$647	0.14%	0.10%	to	1.25%	25.71%	to	27.22%
Invesco V.I. Core Equity Fund - Series I
	2021		56	$26.31	to	$37.08	$1,770	0.68%	0.10%	to	1.50%	25.82%	to	27.64%
	2020		59	$20.91	to	$29.39	$1,465	1.27%	0.10%	to	1.50%	12.12%	to	13.74%
	2019		62	$18.65	to	$26.14	$1,369	1.00%	0.10%	to	1.50%	27.04%	to	28.78%
	2018		66	$14.68	to	$20.53	$1,138	0.92%	0.10%	to	1.50%	-10.71%	to	-9.48%
	2017		77	$16.44	to	$27.62	$1,461	0.99%	0.10%	to	1.50%	11.46%	to	13.07%
Invesco V.I. Discovery Mid Cap Growth Fund - Series I
	2021		3	$41.19	to	$54.66	$162	0.00%	0.80%	to	1.25%	17.62%	to	18.13%
	2020		4	$35.02	to	$46.27	$176	0.00%	0.80%	to	1.25%	38.91%	to	39.58%
	2019		5	$25.21	to	$33.15	$137	0.00%	0.80%	to	1.25%	37.61%	to	38.24%
	2018		5	$18.32	to	$23.98	$109	0.00%	0.80%	to	1.25%	-7.24%	to	-6.84%
	2017		8	$19.75	to	$25.74	$179	0.00%	0.80%	to	1.25%	27.17%	to	27.74%
Invesco V.I. Global Fund - Series I
	2021		—		$36.15		$10	0.00%		1.00%			14.33%
	2020		—		$31.62		$9	0.00%		1.00%			26.38%
	2019		—		$25.02		$7	0.92%		1.00%			30.45%
	2018		—		$19.18		$5	0.00%		1.00%			-14.03%
	2017		—		$22.31		$6	0.94%		1.00%			35.29%
Invesco V.I. Main Street Fund - Series I
	2021		8	$34.71	to	$43.31	$308	0.69%	0.80%	to	1.25%	25.99%	to	26.53%
	2020		9	$27.55	to	$34.23	$270	1.50%	0.80%	to	1.25%	12.49%	to	13.04%
	2019		10	$24.49	to	$30.28	$264	1.09%	0.80%	to	1.25%	30.47%	to	31.03%
	2018		11	$18.77	to	$23.11	$224	1.12%	0.80%	to	1.25%	-9.06%	to	-8.62%
	2017		14	$20.64	to	$25.29	$313	1.27%	0.80%	to	1.25%	15.44%	to	15.96%
Invesco V.I. Main Street Small Cap Fund - Series I
	2021		11	$40.82	to	$48.03	$480	0.41%	0.10%	to	1.25%	21.04%	to	22.41%
	2020		14	$33.54	to	$39.49	$495	0.61%	0.10%	to	1.25%	18.46%	to	19.82%
	2019		16	$28.16	to	$33.17	$483	0.22%	0.10%	to	1.25%	24.88%	to	26.33%
	2018		23	$22.42	to	$26.43	$552	0.39%	0.10%	to	1.25%	-11.45%	to	-10.41%
	2017		35	$25.18	to	$29.69	$993	0.89%	0.10%	to	1.25%	12.74%	to	14.05%
American Funds Insurance Series® Growth Fund - Class 2
	2021		60	$35.58	to	$39.60	$2,307	0.24%	0.10%	to	1.50%	-3.55%	to	21.88%
	2020		56	$30.10	to	$32.49	$1,801	0.26%	0.10%	to	1.25%	50.20%	to	51.89%
	2019		61	$20.04	to	$21.39	$1,287	0.76%	0.10%	to	1.25%	29.12%	to	30.67%
	2018		63	$15.52	to	$16.37	$1,022	0.58%	0.10%	to	1.25%	-1.46%	to	-0.37%
	2017		44	$15.75	to	$16.43	$713	0.69%	0.10%	to	1.25%	26.71%	to	28.16%
American Funds Insurance Series® Growth-Income Fund - Class 2
	2021		13		$56.42		$716	1.17%		0.10%			23.97%
	2020		11		$45.51		$480	1.18%		0.10%			13.43%
	2019		13		$40.12		$540	1.77%		0.10%			26.01%
	2018		12		$31.84		$395	0.02%		0.10%			-1.88%
	2017		9		$32.45		$295	0.02%		0.10%			22.27%

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
American Funds Insurance Series® International Fund - Class 2
	2021		4		$26.34		$106	1.81%		0.10%			-1.61%
	2020		8		$26.77		$225	0.39%		0.10%			13.87%
	2019		12		$23.51		$290	1.73%		0.10%			22.77%
	2018		9		$19.15		$164	1.63%		0.10%			-13.23%
	2017		9		$22.07		$203	1.56%		0.10%			32.00%
Calvert VP SRI Balanced Portfolio
	2021		62	$27.45	to	$64.65	$2,805	1.11%	0.10%	to	1.50%	13.40%	to	15.04%
	2020		73	$24.09	to	$56.58	$2,773	1.46%	0.10%	to	1.50%	3.45%	to	14.40%
	2019		74	$21.11	to	$49.46	$2,426	1.59%	0.75%	to	1.50%	6.63%	to	23.46%
	2018		72	$17.14	to	$40.06	$1,950	1.96%	0.75%	to	1.40%	-4.01%	to	-3.38%
	2017		59	$17.79	to	$41.46	$1,519	1.98%	0.10%	to	1.40%	10.44%	to	11.88%
Federated Hermes Fund for U.S. Government Securities II - Primary Shares
	2021		5		$20.67		$107	1.69%		1.40%			-3.41%
	2020		6		$21.40		$130	2.30%		1.40%			3.73%
	2019		6		$20.63		$131	2.56%		1.40%			4.40%
	2018		7		$19.76		$145	2.66%		1.40%			-0.95%
	2017		8		$19.95		$156	2.28%		1.40%			0.50%
Federated Hermes Government Money Fund II - Service Shares
	2021		23	$8.92	to	$11.82	$266	0.00%	1.25%	to	1.40%	-1.42%	to	-1.22%
	2020		30	$9.03	to	$11.99	$356	0.27%	1.25%	to	1.40%	-1.15%	to	-1.10%
	2019		31	$9.13	to	$12.13	$378	1.63%	1.25%	to	1.40%	0.25%	to	0.44%
	2018		33	$9.09	to	$12.10	$400	1.13%	1.25%	to	1.40%	-0.25%	to	0.00%
	2017		40	$9.09	to	$12.13	$484	0.31%	1.25%	to	1.40%	-1.06%	to	-0.98%
Federated Hermes High Income Bond Fund II - Primary Shares
	2021		47	$13.24	to	$43.02	$1,217	4.94%	0.10%	to	1.40%	3.38%	to	4.78%
	2020		45	$12.78	to	$41.55	$1,213	5.24%	0.10%	to	1.40%	4.11%	to	5.50%
	2019		57	$12.26	to	$39.85	$1,533	6.35%	0.10%	to	1.40%	3.50%	to	14.44%
	2018		62	$10.84	to	$35.23	$1,488	7.77%	0.10%	to	1.40%	-4.63%	to	-3.38%
	2017		71	$11.25	to	$36.89	$1,806	6.73%	0.10%	to	1.50%	5.44%	to	6.77%
Federated Hermes Kaufmann Fund II - Primary Shares
	2021		27		$42.44		$1,147	0.00%		1.40%			1.07%
	2020		32		$41.99		$1,329	0.00%		1.40%			27.01%
	2019		37		$33.06		$1,235	0.00%		1.40%			31.92%
	2018		40		$25.06		$1,012	0.00%		1.40%			2.37%
	2017		46		$24.48		$1,118	0.00%		1.40%			26.58%
Federated Hermes Managed Volatility Fund II - Primary Shares
	2021		70	$37.07	to	$38.58	$2,581	1.84%	1.25%	to	1.40%	16.83%	to	17.02%
	2020		76	$31.73	to	$32.97	$2,408	2.38%	1.25%	to	1.40%	-0.47%	to	-0.33%
	2019		88	$31.88	to	$33.08	$2,806	2.11%	1.25%	to	1.40%	18.56%	to	18.74%
	2018		96	$26.89	to	$27.86	$2,580	1.98%	1.25%	to	1.40%	-9.80%	to	-9.63%
	2017		53	$29.81	to	$30.83	$1,566	4.04%	1.25%	to	1.40%	16.49%	to	16.65%
Fidelity® VIP Equity-Income Portfolio - Initial Class
	2021		229	$30.96	to	$71.77	$10,456	1.91%	0.10%	to	1.50%	23.04%	to	24.79%
	2020		246	$24.96	to	$57.90	$9,081	1.59%	0.10%	to	1.50%	5.10%	to	6.59%
	2019		294	$23.56	to	$54.67	$9,846	2.05%	0.10%	to	1.50%	25.52%	to	27.31%
	2018		307	$18.62	to	$43.22	$8,248	2.30%	0.10%	to	1.50%	-9.65%	to	-8.41%
	2017		317	$20.44	to	$47.49	$9,804	1.69%	0.10%	to	1.50%	11.20%	to	12.81%

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity® VIP Growth Portfolio - Initial Class
	2021		330	$55.25	to	$115.61	$24,481	0.00%	0.10%	to	1.50%	21.38%	to	23.08%
	2020		420	$45.16	to	$94.53	$24,789	0.07%	0.10%	to	1.50%	41.77%	to	43.77%
	2019		457	$31.60	to	$66.19	$19,424	0.27%	0.10%	to	1.50%	32.30%	to	34.15%
	2018		458	$23.69	to	$49.65	$14,516	0.27%	0.10%	to	1.50%	-1.66%	to	-0.28%
	2017		433	$23.90	to	$50.11	$14,072	0.22%	0.10%	to	1.50%	33.15%	to	35.05%
Fidelity® VIP High Income Portfolio - Initial Class
	2021		7	$19.83	to	$23.02	$151	5.69%	1.10%	to	1.25%	3.12%	to	3.28%
	2020		6	$19.23	to	$23.46	$130	4.43%	0.80%	to	1.25%	1.42%	to	1.91%
	2019		7	$18.96	to	$23.02	$141	5.16%	0.80%	to	1.25%	13.67%	to	14.19%
	2018		8	$16.68	to	$20.16	$137	5.42%	0.80%	to	1.25%	-4.47%	to	-4.05%
	2017		9	$17.46	to	$21.01	$158	5.24%	0.80%	to	1.25%	5.56%	to	6.06%
Fidelity® VIP Overseas Portfolio - Initial Class
	2021		120	$19.95	to	$42.69	$3,204	0.46%	0.10%	to	1.50%	17.93%	to	19.58%
	2020		170	$16.78	to	$35.93	$3,762	0.40%	0.10%	to	1.50%	13.86%	to	15.50%
	2019		162	$14.62	to	$31.31	$3,284	1.73%	0.10%	to	1.50%	25.89%	to	27.66%
	2018		173	$11.52	to	$24.69	$2,774	1.64%	0.10%	to	1.50%	-16.09%	to	-14.91%
	2017		175	$13.62	to	$29.20	$3,436	1.57%	0.10%	to	1.50%	28.34%	to	30.19%
Fidelity® VIP Contrafund® Portfolio - Initial Class
	2021		532	$45.48	to	$147.24	$39,717	0.06%	0.10%	to	1.50%	25.94%	to	27.70%
	2020		658	$35.83	to	$116.05	$36,919	0.23%	0.10%	to	1.50%	28.62%	to	30.45%
	2019		811	$27.63	to	$89.55	$34,638	0.47%	0.10%	to	1.50%	29.62%	to	31.46%
	2018		903	$21.15	to	$68.57	$30,036	0.73%	0.10%	to	1.50%	-7.78%	to	-6.49%
	2017		986	$22.75	to	$73.79	$36,495	1.00%	0.10%	to	1.50%	20.07%	to	21.73%
Fidelity® VIP Index 500 Portfolio - Initial Class
	2021		243	$82.48	to	$95.64	$22,841	1.25%	1.25%	to	1.40%	26.78%	to	26.97%
	2020		267	$64.96	to	$75.44	$19,729	1.60%	1.25%	to	1.40%	16.60%	to	16.77%
	2019		290	$55.63	to	$64.70	$18,361	1.93%	1.25%	to	1.40%	29.50%	to	29.70%
	2018		340	$42.89	to	$49.96	$16,670	1.90%	1.25%	to	1.40%	-5.84%	to	-5.69%
	2017		384	$45.48	to	$53.06	$20,011	1.77%	1.25%	to	1.40%	20.02%	to	20.19%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
	2021		14		$26.60		$366	2.06%		1.40%			-1.99%
	2020		15		$27.14		$411	2.22%		1.40%			7.87%
	2019		16		$25.16		$399	2.75%		1.40%			8.12%
	2018		16		$23.27		$375	2.29%		1.40%			-1.94%
	2017		17		$23.73		$410	2.33%		1.40%			2.77%
Franklin Small Cap Value VIP Fund - Class 2
	2021		56	$32.18	to	$54.87	$2,269	1.04%	0.10%	to	1.50%	23.51%	to	25.25%
	2020		59	$25.85	to	$44.10	$1,980	1.20%	0.10%	to	1.50%	3.62%	to	5.11%
	2019		66	$24.75	to	$42.24	$2,020	1.02%	0.10%	to	1.50%	24.47%	to	26.20%
	2018		70	$19.72	to	$33.68	$1,781	0.93%	0.10%	to	1.50%	-14.17%	to	-12.95%
	2017		69	$22.80	to	$38.96	$2,097	0.48%	0.10%	to	1.50%	8.99%	to	10.53%
Janus Henderson Balanced Portfolio - Institutional Shares
	2021		—		$34.40		$16	0.00%		1.00%			16.06%
	2020		—		$29.64		$14	0.00%		1.00%			13.17%
	2019		—		$26.19		$12	1.95%		1.00%			21.36%
	2018		—		$21.58		$10	0.00%		1.00%			-0.32%
	2017		—		$21.65		$10	1.62%		1.00%			17.22%

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
	2021		41	$27.49	to	$34.78	$1,248	0.58%	0.10%	to	1.25%	27.07%	to	28.54%
	2020		48	$21.51	to	$27.23	$1,146	0.91%	0.10%	to	1.25%	1.23%	to	2.42%
	2019		54	$21.13	to	$26.77	$1,261	0.93%	0.10%	to	1.25%	21.14%	to	22.51%
	2018		58	$17.35	to	$21.99	$1,115	0.63%	0.10%	to	1.50%	-16.31%	to	-15.13%
	2017		74	$20.57	to	$26.08	$1,720	0.60%	0.10%	to	1.50%	5.25%	to	6.73%
PIMCO VIT Real Return Portfolio - Administrative Class
	2021		197	$15.80	to	$19.43	$3,441	5.46%	0.10%	to	1.25%	4.28%	to	5.51%
	2020		155	$15.07	to	$18.55	$2,603	1.38%	0.10%	to	1.25%	10.28%	to	11.55%
	2019		126	$13.59	to	$16.73	$1,879	1.69%	0.10%	to	1.25%	7.13%	to	8.37%
	2018		129	$12.62	to	$15.54	$1,798	2.50%	0.10%	to	1.25%	-3.41%	to	-2.32%
	2017		147	$12.99	to	$16.01	$2,115	2.41%	0.10%	to	1.25%	2.33%	to	3.52%
Pioneer High Yield VCT Portfolio - Class I
	2021		50	$20.97	to	$24.31	$1,083	5.54%	0.10%	to	1.50%	4.16%	to	5.59%
	2020		34	$19.97	to	$23.17	$721	5.18%	0.10%	to	1.50%	0.94%	to	2.37%
	2019		34	$19.63	to	$22.78	$708	5.10%	0.10%	to	1.50%	12.74%	to	14.34%
	2018		41	$17.27	to	$20.06	$752	4.78%	0.10%	to	1.50%	-4.72%	to	-3.40%
	2017		41	$17.99	to	$20.90	$795	4.86%	0.10%	to	1.50%	5.60%	to	7.11%
Voya Balanced Portfolio - Class I
	2021		909	$18.87	to	$83.54	$45,448	1.69%	0.10%	to	2.25%	13.33%	to	15.81%
	2020		1,015	$16.65	to	$72.74	$44,650	2.28%	0.10%	to	2.25%	8.40%	to	16.21%
	2019		1,148	$15.36	to	$66.25	$46,097	2.45%	0.10%	to	2.25%	16.45%	to	19.00%
	2018		1,344	$13.19	to	$56.14	$45,130	2.25%	0.10%	to	2.25%	-8.91%	to	-6.93%
	2017		1,561	$14.48	to	$60.83	$56,439	2.61%	0.10%	to	2.25%	12.16%	to	14.64%
Voya Government Money Market Portfolio - Class I
	2021		2,245	$9.68	to	$15.71	$27,695	0.00%	0.10%	to	1.50%	-1.44%	to	0.00%
	2020		2,648	$9.13	to	$15.81	$32,714	0.24%	0.10%	to	1.90%	-1.72%	to	0.19%
	2019		2,561	$9.29	to	$15.88	$31,539	1.81%	0.10%	to	1.90%	0.11%	to	1.84%
	2018		2,693	$9.28	to	$15.70	$33,178	1.47%	0.10%	to	1.90%	-0.43%	to	1.47%
	2017		2,734	$9.32	to	$15.57	$33,570	0.57%	0.10%	to	1.90%	-1.27%	to	0.49%
Voya Government Money Market Portfolio - Class S
	2021		6		$9.28		$57	0.00%		0.75%			-0.64%
	2020	04/24/2020	5		$9.34		$51	(d)		0.75%			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
	2017		(d)		(d)		(d)	(d)		(d)			(d)
Voya Intermediate Bond Portfolio - Class I
	2021		2,441	$11.36	to	$129.26	$63,058	2.98%	0.10%	to	2.25%	-3.10%	to	-0.97%
	2020		2,826	$11.53	to	$131.85	$73,855	3.53%	0.10%	to	2.25%	5.42%	to	7.74%
	2019		2,858	$10.76	to	$123.65	$69,710	3.44%	0.10%	to	2.25%	7.38%	to	9.70%
	2018		3,025	$9.86	to	$113.81	$68,299	3.58%	0.10%	to	2.25%	-2.74%	to	-0.63%
	2017		3,660	$9.97	to	$115.70	$83,897	3.37%	0.10%	to	2.25%	2.69%	to	4.96%
Voya Balanced Income Portfolio - Service Class
	2021		165	$16.93	to	$21.59	$3,292	2.44%	0.95%	to	1.40%	7.54%	to	8.06%
	2020		212	$15.73	to	$19.98	$3,908	3.43%	0.95%	to	1.40%	1.55%	to	2.04%
	2019		262	$15.49	to	$19.58	$4,731	4.71%	0.95%	to	1.40%	16.73%	to	17.32%
	2018		265	$13.27	to	$16.69	$4,134	5.25%	0.95%	to	1.40%	-6.36%	to	-5.97%
	2017		294	$14.17	to	$17.75	$4,851	4.49%	0.95%	to	1.40%	8.79%	to	9.30%

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Perspectives® Portfolio - Class A
	2021		13	$14.86	to	$15.40	$189	4.20%	0.95%	to	1.40%	4.28%	to	4.69%
	2020		13	$14.25	to	$14.71	$192	2.51%	0.95%	to	1.40%	14.18%	to	14.74%
	2019		10	$12.48	to	$12.82	$127	2.69%	0.95%	to	1.40%	16.31%	to	16.86%
	2018		8	$10.73	to	$10.97	$83	3.13%	0.95%	to	1.40%	-8.84%	to	-8.43%
	2017		15	$11.77	to	$11.98	$173	1.90%	0.95%	to	1.40%	13.06%	to	13.55%
Voya Global Perspectives® Portfolio - Class I
	2021		48	$14.64	to	$16.30	$771	3.91%	0.10%	to	1.50%	0.97%	to	5.98%
	2020		37	$14.25	to	$15.38	$560	3.29%	0.10%	to	1.25%	14.73%	to	16.08%
	2019		31	$12.42	to	$13.25	$414	3.58%	0.10%	to	1.25%	16.84%	to	18.20%
	2018		29	$10.63	to	$11.21	$330	3.15%	0.10%	to	1.25%	-7.36%	to	0.00%
	2017		30	$11.79	to	$12.10	$368	0.98%	0.10%	to	0.80%	14.02%	to	14.91%
Voya High Yield Portfolio - Institutional Class
	2021		1,023	$11.36	to	$11.75	$11,714	5.38%	0.10%	to	1.40%	3.74%	to	5.19%
	2020		1,189	$10.95	to	$11.17	$13,068	5.24%	0.10%	to	1.40%	4.58%	to	5.88%
	2019	05/22/2019	1,424	$10.47	to	$10.55	$14,928	(c)	0.10%	to	1.40%		(c)
	2018		(c)		(c)		(c)	(c)		(c)			(c)
	2017		(c)		(c)		(c)	(c)		(c)			(c)
Voya Large Cap Growth Portfolio - Institutional Class
	2021		2,466	$45.59	to	$72.66	$153,874	0.00%	0.10%	to	1.50%	17.77%	to	19.41%
	2020		2,742	$38.71	to	$61.36	$145,364	0.46%	0.10%	to	1.90%	28.41%	to	30.76%
	2019		3,088	$30.02	to	$47.33	$126,506	0.69%	0.10%	to	1.90%	30.25%	to	32.62%
	2018		3,553	$22.96	to	$35.99	$111,177	0.66%	0.10%	to	1.90%	-3.37%	to	-1.56%
	2017		3,945	$23.66	to	$36.89	$127,168	0.64%	0.10%	to	1.90%	27.27%	to	29.61%
Voya Large Cap Value Portfolio - Institutional Class
	2021		248	$22.74	to	$33.91	$6,698	2.41%	0.10%	to	1.50%	25.08%	to	26.86%
	2020		287	$18.18	to	$26.73	$6,270	1.99%	0.10%	to	1.50%	4.72%	to	6.16%
	2019		339	$17.36	to	$25.18	$6,991	2.11%	0.10%	to	1.50%	23.21%	to	25.02%
	2018		377	$14.09	to	$20.14	$6,277	2.01%	0.10%	to	1.50%	-9.16%	to	-7.91%
	2017		432	$15.51	to	$21.87	$7,848	2.39%	0.10%	to	1.50%	11.82%	to	13.43%
Voya Large Cap Value Portfolio - Service Class
	2021		86	$27.04	to	$28.42	$2,385	2.31%	0.95%	to	1.40%	24.90%	to	25.47%
	2020		92	$21.65	to	$22.65	$2,025	1.81%	0.95%	to	1.40%	4.49%	to	4.96%
	2019		103	$20.72	to	$21.58	$2,167	1.90%	0.95%	to	1.40%	23.04%	to	23.60%
	2018		112	$16.84	to	$17.46	$1,922	1.83%	0.95%	to	1.40%	-9.32%	to	-8.87%
	2017		118	$18.57	to	$19.16	$2,230	2.03%	0.95%	to	1.40%	11.67%	to	12.11%
Voya Retirement Conservative Portfolio - Adviser Class
	2021		236	$14.78	to	$15.60	$3,570	2.08%	0.95%	to	1.45%	3.14%	to	3.65%
	2020		249	$14.33	to	$15.05	$3,637	1.95%	0.95%	to	1.45%	8.73%	to	9.30%
	2019		264	$13.18	to	$13.77	$3,541	1.66%	0.95%	to	1.45%	11.98%	to	12.50%
	2018		199	$11.77	to	$12.24	$2,383	1.83%	0.95%	to	1.45%	-4.15%	to	-3.62%
	2017		211	$12.28	to	$12.70	$2,634	1.33%	0.95%	to	1.45%	6.21%	to	6.72%
Voya Retirement Growth Portfolio - Adviser Class
	2021		130	$20.42	to	$23.59	$2,925	1.69%	0.95%	to	1.40%	13.88%	to	14.46%
	2020		134	$17.93	to	$20.61	$2,639	2.08%	0.95%	to	1.40%	12.06%	to	25.62%
	2019		134	$16.00	to	$18.31	$2,354	1.98%	0.95%	to	1.40%	19.85%	to	20.38%
	2018		177	$13.35	to	$15.21	$2,603	1.68%	0.95%	to	1.40%	-8.82%	to	-8.37%
	2017		216	$14.63	to	$16.60	$3,476	1.56%	0.95%	to	1.40%	15.02%	to	15.60%

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Retirement Moderate Growth Portfolio - Adviser Class
	2021		168	$19.42	to	$22.75	$3,646	1.71%	0.95%	to	1.45%	12.28%	to	12.85%
	2020		176	$17.29	to	$20.16	$3,388	1.90%	0.95%	to	1.45%	11.53%	to	12.06%
	2019		229	$15.49	to	$17.99	$3,891	1.87%	0.95%	to	1.45%	18.28%	to	18.90%
	2018		284	$13.09	to	$15.13	$4,062	2.02%	0.95%	to	1.45%	-7.67%	to	-7.23%
	2017		208	$14.17	to	$16.31	$3,250	1.84%	0.95%	to	1.45%	12.84%	to	13.50%
Voya Retirement Moderate Portfolio - Adviser Class
	2021		142	$17.04	to	$20.02	$2,706	1.74%	0.95%	to	1.40%	8.11%	to	8.63%
	2020		140	$15.76	to	$18.43	$2,466	1.70%	0.95%	to	1.40%	10.54%	to	11.09%
	2019		212	$14.25	to	$16.59	$3,407	1.86%	0.95%	to	1.40%	15.48%	to	16.01%
	2018		236	$12.34	to	$14.30	$3,270	1.92%	0.95%	to	1.40%	-6.42%	to	-5.98%
	2017		264	$13.18	to	$15.21	$3,924	1.66%	0.95%	to	1.40%	10.23%	to	10.78%
Voya U.S. Stock Index Portfolio - Service Class
	2021		52	$15.20	to	$48.05	$822	0.90%	0.75%	to	1.40%	26.25%	to	27.08%
	2020		59	$12.04	to	$37.81	$738	1.47%	0.75%	to	1.40%	16.22%	to	16.99%
	2019		71	$10.36	to	$32.32	$758	2.33%	0.75%	to	1.40%	1.87%	to	29.80%
	2018		1		$26.36		$31	2.02%		0.75%			-5.54%
	2017		3		$21.91		$68	1.38%		0.75%			20.31%
VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class
	2021		13		$14.26		$182	2.88%		0.75%			4.47%
	2020		12		$13.65		$165	1.84%		0.75%			10.26%
	2019		13		$12.38		$161	2.44%		0.75%			7.47%
	2018		12		$11.52		$141	2.93%		0.75%			-2.46%
	2017		23		$11.81		$269	1.58%		0.75%			1.90%
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
	2021		168	$11.75	to	$12.33	$2,001	2.78%	0.95%	to	1.40%	3.52%	to	3.96%
	2020		164	$11.35	to	$11.86	$1,885	1.65%	0.95%	to	1.40%	9.24%	to	9.71%
	2019		167	$10.39	to	$10.81	$1,758	2.14%	0.95%	to	1.40%	6.67%	to	7.14%
	2018		153	$9.74	to	$10.09	$1,511	2.00%	0.95%	to	1.40%	-3.47%	to	-2.98%
	2017		175	$10.09	to	$10.40	$1,785	1.23%	0.95%	to	1.40%	1.00%	to	1.46%
VY® Clarion Global Real Estate Portfolio - Institutional Class
	2021		87	$20.21	to	$23.69	$1,903	2.79%	0.10%	to	1.25%	32.79%	to	34.30%
	2020		85	$15.22	to	$17.64	$1,398	5.08%	0.10%	to	1.25%	-5.99%	to	-4.91%
	2019		107	$16.19	to	$18.55	$1,868	2.97%	0.10%	to	1.25%	23.12%	to	24.58%
	2018		105	$13.15	to	$14.89	$1,469	5.18%	0.10%	to	1.25%	-9.62%	to	-8.59%
	2017		118	$14.55	to	$16.29	$1,816	3.72%	0.10%	to	1.25%	9.40%	to	10.67%
VY® Clarion Global Real Estate Portfolio - Service Class
	2021		23	$20.63	to	$22.15	$494	2.42%	0.95%	to	1.40%	32.33%	to	32.87%
	2020		26	$15.59	to	$16.67	$416	5.18%	0.95%	to	1.40%	-6.42%	to	-5.98%
	2019		34	$16.66	to	$17.73	$587	2.68%	0.95%	to	1.40%	22.68%	to	23.21%
	2018		37	$13.58	to	$14.39	$510	4.92%	0.95%	to	1.40%	-10.07%	to	-9.61%
	2017		43	$15.10	to	$15.92	$668	3.32%	0.95%	to	1.40%	8.95%	to	9.42%
VY® Clarion Real Estate Portfolio - Service Class
	2021		129	$28.53	to	$35.39	$4,326	1.76%	0.10%	to	1.25%	19.08%	to	51.76%
	2020		122	$19.01	to	$23.32	$2,703	2.19%	0.10%	to	1.25%	-7.72%	to	-6.61%
	2019		135	$20.60	to	$24.97	$3,223	2.12%	0.10%	to	1.25%	26.61%	to	28.05%
	2018		135	$16.27	to	$19.50	$2,522	2.47%	0.10%	to	1.25%	-8.80%	to	-7.76%
	2017		164	$17.84	to	$21.14	$3,308	1.96%	0.10%	to	1.25%	3.84%	to	5.07%

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Growth and Income Portfolio - Service Class
	2021		46	$31.05	to	$34.34	$1,493	1.14%	0.10%	to	1.25%	27.39%	to	28.83%
	2020		38	$24.25	to	$27.05	$971	1.76%	0.10%	to	1.25%	1.63%	to	2.78%
	2019		43	$23.73	to	$26.49	$1,069	2.45%	0.10%	to	1.25%	23.17%	to	24.63%
	2018		52	$19.16	to	$21.40	$1,032	1.37%	0.10%	to	1.25%	-14.65%	to	-13.68%
	2017		62	$22.32	to	$24.95	$1,449	2.25%	0.10%	to	1.25%	12.44%	to	13.80%
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
	2021		58	$28.57	to	$29.27	$1,656	0.00%	1.25%	to	1.40%	-11.08%	to	-10.98%
	2020		67	$32.13	to	$32.88	$2,145	0.51%	1.25%	to	1.40%	31.84%	to	32.05%
	2019		72	$24.37	to	$24.90	$1,764	0.14%	1.25%	to	1.40%	30.25%	to	30.50%
	2018		75	$18.71	to	$19.08	$1,413	0.90%	1.25%	to	1.40%	-17.76%	to	-17.65%
	2017		84	$22.75	to	$23.17	$1,904	0.70%	1.25%	to	1.40%	41.39%	to	41.54%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
	2021		497	$18.34	to	$37.39	$11,111	0.00%	0.10%	to	1.40%	-11.31%	to	-10.12%
	2020		501	$20.53	to	$41.87	$12,570	0.31%	0.10%	to	1.40%	31.54%	to	33.25%
	2019		555	$15.50	to	$31.63	$10,328	0.01%	0.10%	to	1.50%	15.68%	to	31.62%
	2018		575	$11.85	to	$24.19	$8,168	0.62%	0.10%	to	1.40%	-17.93%	to	-16.85%
	2017		569	$14.34	to	$29.28	$10,098	0.45%	0.10%	to	1.50%	40.90%	to	42.79%
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
	2021		60	$40.29	to	$48.37	$2,782	0.19%	0.10%	to	1.25%	16.86%	to	18.20%
	2020		61	$34.29	to	$41.19	$2,388	0.00%	0.10%	to	1.25%	14.84%	to	16.17%
	2019		61	$29.69	to	$35.68	$2,081	0.67%	0.10%	to	1.50%	24.50%	to	26.26%
	2018		65	$23.66	to	$28.44	$1,741	0.37%	0.10%	to	1.50%	-11.64%	to	-10.59%
	2017		52	$26.63	to	$32.03	$1,540	0.43%	0.10%	to	1.25%	14.12%	to	15.40%
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
	2021		1,620	$29.93	to	$47.30	$64,398	0.82%	0.10%	to	1.50%	16.66%	to	18.30%
	2020		1,621	$25.64	to	$40.25	$54,500	1.24%	0.10%	to	1.50%	16.21%	to	17.85%
	2019		1,693	$22.04	to	$34.37	$48,711	1.53%	0.10%	to	1.50%	22.52%	to	24.21%
	2018		1,677	$17.91	to	$27.85	$39,274	2.22%	0.10%	to	1.50%	-1.02%	to	0.45%
	2017		1,683	$18.08	to	$27.92	$39,208	1.25%	0.10%	to	1.50%	13.40%	to	14.97%
VY® T. Rowe Price Equity Income Portfolio - Service Class
	2021		105	$29.74	to	$43.60	$3,565	1.61%	0.10%	to	1.25%	23.74%	to	25.14%
	2020		109	$23.91	to	$35.07	$3,022	3.49%	0.10%	to	1.25%	-0.31%	to	0.86%
	2019		123	$23.85	to	$35.00	$3,510	2.79%	0.10%	to	1.25%	24.85%	to	26.32%
	2018		224	$16.75	to	$27.89	$4,653	2.06%	0.10%	to	1.40%	-10.62%	to	-9.40%
	2017		263	$18.74	to	$30.99	$6,132	2.07%	0.10%	to	1.40%	14.62%	to	16.09%
VY® T. Rowe Price International Stock Portfolio - Service Class
	2021		121	$15.90	to	$25.22	$2,316	0.63%	0.10%	to	1.40%	-0.25%	to	1.12%
	2020		128	$15.94	to	$25.12	$2,431	2.29%	0.10%	to	1.40%	12.89%	to	14.38%
	2019		153	$14.12	to	$22.10	$2,629	0.75%	0.10%	to	1.40%	25.85%	to	27.55%
	2018		161	$11.22	to	$17.45	$2,173	1.76%	0.10%	to	1.40%	-15.35%	to	-14.26%
	2017		169	$13.25	to	$20.47	$2,702	1.17%	0.10%	to	1.40%	26.07%	to	27.77%
Voya Global Bond Portfolio - Initial Class
	2021		669	$13.03	to	$16.56	$10,252	2.86%	0.10%	to	2.25%	-6.86%	to	-4.87%
	2020		805	$13.99	to	$17.52	$13,123	2.79%	0.10%	to	2.25%	6.79%	to	9.07%
	2019		887	$13.10	to	$16.16	$13,381	2.89%	0.10%	to	2.25%	5.48%	to	7.83%
	2018		1,012	$12.42	to	$15.15	$14,329	3.68%	0.10%	to	2.25%	-4.17%	to	-2.13%
	2017		1,179	$12.96	to	$15.59	$17,251	2.53%	0.10%	to	2.25%	7.20%	to	9.56%

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Bond Portfolio - Service Class
	2021		1		$14.67		$18	5.13%		1.25%			-6.20%
	2020		1		$15.64		$21	4.76%		1.25%			7.49%
	2019		1		$14.55		$21	2.66%		1.25%			6.28%
	2018		2		$13.69		$21	4.55%		1.25%			-3.39%
	2017		2		$14.17		$23	2.33%		1.25%			7.92%
Voya International High Dividend Low Volatility Portfolio - Initial Class
	2021		538	$11.62	to	$15.53	$6,727	2.48%	0.10%	to	1.50%	10.46%	to	11.97%
	2020		601	$9.92	to	$13.87	$6,795	3.09%	0.10%	to	1.90%	-2.65%	to	-0.79%
	2019		771	$10.19	to	$13.98	$8,824	2.16%	0.10%	to	1.90%	14.49%	to	16.60%
	2018		873	$8.90	to	$11.99	$8,661	2.09%	0.10%	to	1.90%	-16.51%	to	-15.02%
	2017		1,017	$10.66	to	$14.11	$11,995	2.03%	0.10%	to	1.90%	20.05%	to	22.27%
Voya Solution 2025 Portfolio - Service Class
	2021		276	$22.01	to	$24.94	$6,272	2.45%	0.10%	to	1.50%	9.01%	to	10.57%
	2020		328	$20.19	to	$22.70	$6,851	2.13%	0.10%	to	1.50%	11.86%	to	13.43%
	2019		360	$18.05	to	$20.15	$6,665	2.44%	0.10%	to	1.50%	16.38%	to	17.97%
	2018		350	$15.39	to	$17.18	$5,522	2.14%	0.10%	to	1.50%	-7.13%	to	-6.05%
	2017		332	$16.44	to	$18.37	$5,600	1.86%	0.35%	to	1.50%	13.61%	to	14.83%
Voya Solution 2035 Portfolio - Service Class
	2021		471	$24.87	to	$28.20	$11,831	2.22%	0.10%	to	1.25%	-0.78%	to	13.96%
	2020		498	$21.96	to	$24.91	$11,060	1.89%	0.10%	to	1.25%	13.00%	to	14.33%
	2019		556	$19.32	to	$21.93	$10,889	2.29%	0.10%	to	1.25%	20.45%	to	21.85%
	2018		529	$15.95	to	$18.12	$8,563	1.83%	0.10%	to	1.25%	-9.47%	to	-8.47%
	2017		552	$17.53	to	$19.92	$9,953	1.59%	0.10%	to	1.25%	17.92%	to	19.32%
Voya Solution 2045 Portfolio - Service Class
	2021		369	$26.38	to	$30.52	$9,853	1.89%	0.10%	to	1.25%	15.79%	to	17.11%
	2020		343	$22.65	to	$26.23	$7,887	1.69%	0.10%	to	1.25%	14.82%	to	16.19%
	2019		390	$19.62	to	$22.72	$7,750	2.02%	0.10%	to	1.25%	22.36%	to	23.80%
	2018		329	$15.94	to	$18.48	$5,312	1.40%	0.10%	to	1.25%	-11.35%	to	-10.35%
	2017		424	$17.89	to	$20.74	$7,803	1.13%	0.10%	to	1.25%	19.74%	to	21.13%
Voya Solution 2055 Portfolio - Service Class
	2021		11		$24.70		$268	1.30%		0.70%			16.51%
	2020		2		$21.20		$40	0.00%		0.70%			15.22%
	2019	12/16/2019	1		$18.40		$22	(c)		0.70%			(c)
	2018		(c)		(c)		(c)	(c)		(c)			(c)
	2017		(c)		(c)		(c)	(c)		(c)			(c)
Voya Solution 2065 Portfolio - Service Class
	2021	05/07/2021	1	$13.53	to	$13.64	$13	(e)	0.70%	to	1.25%		(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
Voya Solution Income Portfolio - Service Class
	2021		120	$18.20	to	$20.63	$2,358	3.46%	0.10%	to	1.50%	4.78%	to	6.24%
	2020		112	$17.37	to	$19.54	$2,099	2.18%	0.10%	to	1.50%	10.29%	to	11.82%
	2019		137	$15.75	to	$17.59	$2,300	2.84%	0.10%	to	1.50%	11.39%	to	13.04%
	2018		153	$14.14	to	$15.66	$2,294	2.35%	0.10%	to	1.50%	-4.46%	to	-3.16%
	2017		164	$14.80	to	$16.28	$2,563	2.23%	0.10%	to	1.50%	7.64%	to	9.24%

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution Moderately Aggressive Portfolio - Service Class
	2021		17	$16.39	to	$16.87	$285	1.50%	0.95%	to	1.40%	15.50%	to	16.02%
	2020		17	$14.19	to	$14.54	$248	1.58%	0.95%	to	1.40%	12.35%	to	12.80%
	2019		20	$12.63	to	$12.89	$259	2.39%	0.95%	to	1.40%	20.86%	to	21.49%
	2018		19	$10.45	to	$10.61	$198	2.03%	0.95%	to	1.40%	-10.38%	to	-10.01%
	2017		17	$11.66	to	$11.79	$196	1.34%	0.95%	to	1.40%	16.48%	to	16.96%
VY® American Century Small-Mid Cap Value Portfolio - Service Class
	2021		62	$39.59	to	$62.37	$2,783	0.83%	0.10%	to	1.25%	25.72%	to	27.18%
	2020		73	$31.32	to	$49.46	$2,522	1.24%	0.10%	to	1.25%	2.23%	to	3.41%
	2019		87	$30.46	to	$48.24	$2,977	1.20%	0.10%	to	1.25%	29.04%	to	30.52%
	2018		94	$23.48	to	$37.27	$2,472	1.13%	0.10%	to	1.25%	-15.39%	to	-14.41%
	2017		108	$27.60	to	$43.93	$3,358	1.03%	0.10%	to	1.25%	9.74%	to	11.00%
VY® Baron Growth Portfolio - Service Class
	2021		106	$53.80	to	$90.22	$6,657	0.00%	0.10%	to	1.50%	18.62%	to	20.32%
	2020		104	$44.98	to	$75.63	$5,428	0.00%	0.10%	to	1.50%	31.27%	to	33.11%
	2019		114	$33.99	to	$57.30	$4,474	0.00%	0.10%	to	1.50%	36.46%	to	38.37%
	2018		199	$18.15	to	$41.76	$5,038	0.00%	0.10%	to	1.50%	-3.36%	to	-2.00%
	2017		191	$18.76	to	$42.97	$4,927	0.81%	0.10%	to	1.50%	26.29%	to	28.10%
VY® Columbia Contrarian Core Portfolio - Service Class
	2021		27	$38.05	to	$45.20	$1,080	0.39%	0.10%	to	1.50%	22.11%	to	23.81%
	2020		29	$31.16	to	$36.74	$961	0.00%	0.10%	to	1.50%	19.66%	to	21.36%
	2019		30	$26.01	to	$30.48	$833	2.22%	0.10%	to	1.50%	31.05%	to	32.89%
	2018		76	$17.34	to	$23.08	$1,498	0.95%	0.10%	to	1.50%	-10.33%	to	-9.06%
	2017		85	$19.33	to	$25.55	$1,867	0.87%	0.10%	to	1.50%	19.78%	to	21.44%
VY® Columbia Small Cap Value II Portfolio - Service Class
	2021		25	$27.11	to	$35.01	$768	0.34%	0.10%	to	1.40%	20.12%	to	34.09%
	2020		18	$20.48	to	$26.11	$403	0.50%	0.10%	to	1.40%	8.02%	to	9.43%
	2019		19	$18.96	to	$23.86	$401	0.34%	0.10%	to	1.40%	18.50%	to	20.08%
	2018		20	$16.00	to	$19.87	$357	0.22%	0.10%	to	1.40%	-18.91%	to	-17.82%
	2017		25	$19.73	to	$24.18	$533	0.31%	0.10%	to	1.40%	9.37%	to	10.82%
VY® Invesco Comstock Portfolio - Service Class
	2021		29	$32.41	to	$39.03	$999	1.75%	0.10%	to	1.50%	30.96%	to	32.79%
	2020		23	$24.55	to	$29.57	$598	1.74%	0.10%	to	1.50%	-1.95%	to	-0.56%
	2019		30	$24.84	to	$29.94	$781	2.32%	0.10%	to	1.50%	23.39%	to	25.13%
	2018		33	$19.97	to	$24.08	$694	1.47%	0.10%	to	1.50%	-13.72%	to	-12.49%
	2017		33	$22.96	to	$27.70	$798	1.12%	0.10%	to	1.50%	15.96%	to	17.57%
VY® Invesco Equity and Income Portfolio - Initial Class
	2021		1,690	$28.53	to	$31.70	$50,151	1.44%	0.10%	to	1.40%	17.15%	to	18.72%
	2020		1,874	$24.17	to	$26.87	$47,368	1.67%	0.10%	to	1.40%	8.44%	to	9.86%
	2019		2,215	$22.02	to	$24.62	$51,562	2.05%	0.10%	to	1.50%	18.32%	to	19.93%
	2018		2,510	$18.56	to	$20.66	$49,208	1.95%	0.10%	to	1.50%	-10.83%	to	-9.52%
	2017		2,904	$20.65	to	$22.99	$63,635	2.11%	0.10%	to	1.50%	9.27%	to	10.80%
VY® Invesco Global Portfolio - Initial Class
	2021		1,720	$36.15	to	$44.08	$70,436	0.00%	0.10%	to	1.50%	13.67%	to	15.24%
	2020		1,930	$31.55	to	$38.50	$69,252	1.02%	0.10%	to	1.90%	25.35%	to	27.68%
	2019		2,210	$24.87	to	$30.36	$62,759	0.50%	0.10%	to	1.90%	29.29%	to	31.68%
	2018		2,495	$19.00	to	$23.25	$54,392	1.62%	0.10%	to	1.90%	-14.83%	to	-13.30%
	2017		2,788	$22.04	to	$27.05	$70,986	1.10%	0.10%	to	1.90%	33.91%	to	36.34%

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Mid Cap Value Portfolio - Service Class
	2021		74	$35.74	to	$56.34	$3,395	0.65%	0.10%	to	1.50%	27.59%	to	29.37%
	2020		88	$27.79	to	$43.83	$3,084	1.03%	0.10%	to	1.50%	-1.22%	to	0.17%
	2019		91	$27.91	to	$44.04	$3,113	0.97%	0.10%	to	1.50%	24.34%	to	26.10%
	2018		98	$22.27	to	$35.15	$2,718	1.05%	0.10%	to	1.50%	-13.50%	to	-12.29%
	2017		124	$25.54	to	$40.34	$3,947	0.61%	0.10%	to	1.50%	12.03%	to	13.63%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
	2021		961	$49.87	to	$61.34	$54,735	0.00%	0.10%	to	1.50%	12.10%	to	13.68%
	2020		1,036	$44.13	to	$54.42	$52,502	0.09%	0.10%	to	1.50%	29.88%	to	31.72%
	2019		1,149	$33.71	to	$41.67	$44,662	0.31%	0.10%	to	1.50%	35.15%	to	37.05%
	2018		1,282	$24.74	to	$30.66	$36,718	0.19%	0.10%	to	1.50%	-4.67%	to	-3.32%
	2017		1,432	$25.75	to	$31.99	$43,055	0.62%	0.10%	to	1.50%	22.95%	to	24.67%
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
	2021		278	$57.52	to	$136.28	$23,039	0.00%	0.10%	to	1.50%	18.28%	to	19.96%
	2020		306	$48.24	to	$114.35	$20,968	0.00%	0.10%	to	1.50%	34.65%	to	36.53%
	2019		383	$35.54	to	$84.29	$19,649	0.27%	0.10%	to	1.50%	28.88%	to	30.70%
	2018		713	$22.21	to	$71.32	$34,298	0.25%	0.10%	to	1.50%	-2.58%	to	-1.18%
	2017		762	$22.78	to	$73.14	$38,118	0.05%	0.10%	to	1.50%	31.61%	to	33.47%
Voya Strategic Allocation Conservative Portfolio - Class I
	2021		167	$20.99	to	$38.93	$5,015	2.64%	0.70%	to	1.50%	7.52%	to	8.36%
	2020		168	$19.37	to	$35.94	$4,819	2.30%	0.70%	to	1.50%	8.80%	to	9.68%
	2019		153	$17.66	to	$32.78	$3,962	2.48%	0.10%	to	1.50%	13.08%	to	14.66%
	2018		159	$15.49	to	$28.77	$3,726	2.55%	0.10%	to	1.50%	-5.45%	to	-4.11%
	2017		186	$16.25	to	$30.20	$4,601	2.47%	0.10%	to	1.50%	9.00%	to	10.41%
Voya Strategic Allocation Growth Portfolio - Class I
	2021		204	$19.86	to	$51.20	$7,108	1.89%	0.10%	to	2.25%	14.73%	to	17.21%
	2020		224	$17.31	to	$43.96	$6,745	1.90%	0.10%	to	2.25%	11.82%	to	14.28%
	2019		257	$15.48	to	$38.72	$6,729	2.61%	0.10%	to	2.25%	20.09%	to	22.75%
	2018		267	$12.89	to	$31.76	$5,877	2.00%	0.10%	to	2.25%	-10.36%	to	-8.45%
	2017		342	$14.38	to	$34.90	$8,094	1.69%	0.10%	to	2.25%	15.25%	to	17.76%
Voya Strategic Allocation Moderate Portfolio - Class I
	2021		221	$23.82	to	$45.15	$7,356	2.21%	0.35%	to	1.40%	12.25%	to	13.46%
	2020		273	$21.07	to	$39.96	$7,863	2.13%	0.35%	to	1.40%	11.15%	to	12.32%
	2019		290	$18.82	to	$35.71	$7,558	2.74%	0.35%	to	1.40%	17.59%	to	18.87%
	2018		313	$15.89	to	$30.17	$6,950	2.35%	0.35%	to	1.40%	-7.40%	to	-6.40%
	2017		321	$14.49	to	$32.36	$7,831	1.88%	0.35%	to	2.25%	11.98%	to	14.08%
Voya Growth and Income Portfolio - Class A
	2021		53		$34.76		$1,849	0.57%		1.25%			26.82%
	2020		60		$27.41		$1,641	0.87%		1.25%			15.26%
	2019		66		$23.78		$1,573	1.22%		1.25%			26.69%
	2018		73		$18.77		$1,373	1.41%		1.25%			-6.06%
	2017		80		$19.98		$1,602	1.35%		1.25%			18.29%
Voya Growth and Income Portfolio - Class I
	2021		3,469	$19.66	to	$1,069.82	$251,843	1.02%	0.10%	to	2.25%	26.14%	to	28.87%
	2020		3,838	$15.34	to	$837.13	$218,650	1.26%	0.10%	to	2.25%	14.64%	to	17.12%
	2019		4,398	$13.16	to	$720.65	$213,518	1.63%	0.10%	to	2.25%	25.98%	to	28.77%
	2018		4,935	$10.27	to	$564.43	$192,504	1.81%	0.10%	to	2.25%	-6.53%	to	-4.56%
	2017		5,621	$10.81	to	$596.35	$230,160	1.83%	0.10%	to	2.25%	17.60%	to	20.24%

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Emerging Markets Index Portfolio - Class I
	2021		39	$12.63	to	$13.79	$534	0.95%	0.10%	to	1.25%	-4.89%	to	-3.84%
	2020		37	$13.28	to	$14.34	$521	2.76%	0.10%	to	1.25%	16.08%	to	17.54%
	2019		41	$11.44	to	$12.20	$492	2.00%	0.10%	to	1.25%	16.38%	to	17.65%
	2018		75	$9.83	to	$10.37	$769	2.31%	0.10%	to	1.25%	-16.13%	to	-15.21%
	2017		44	$11.72	to	$12.23	$527	0.78%	0.10%	to	1.25%	34.87%	to	36.50%
Voya Global High Dividend Low Volatility Portfolio - Class I
	2021		107	$14.83	to	$16.37	$1,660	2.59%	0.10%	to	1.50%	19.12%	to	20.72%
	2020		104	$12.45	to	$13.56	$1,346	2.29%	0.10%	to	1.50%	-2.35%	to	-0.88%
	2019		136	$12.75	to	$13.68	$1,792	2.79%	0.10%	to	1.50%	19.83%	to	21.49%
	2018		167	$10.64	to	$11.26	$1,820	5.09%	0.10%	to	1.50%	-10.21%	to	-8.90%
	2017		197	$11.85	to	$12.36	$2,383	2.37%	0.10%	to	1.50%	21.91%	to	23.60%
Voya Global High Dividend Low Volatility Portfolio - Class S
	2021		71	$14.46	to	$14.92	$1,048	2.30%	0.95%	to	1.40%	18.91%	to	19.46%
	2020		77	$12.16	to	$12.49	$952	1.86%	0.95%	to	1.40%	-2.49%	to	-2.04%
	2019		95	$12.47	to	$12.75	$1,195	2.46%	0.95%	to	1.40%	19.67%	to	20.28%
	2018		83	$10.42	to	$10.60	$873	4.58%	0.95%	to	1.40%	-10.40%	to	-10.02%
	2017		97	$11.63	to	$11.78	$1,136	2.11%	0.95%	to	1.40%	21.78%	to	22.33%
Voya Index Plus LargeCap Portfolio - Class I
	2021		1,588	$27.69	to	$82.84	$81,048	1.04%	0.10%	to	2.25%	26.38%	to	29.12%
	2020		1,797	$21.91	to	$64.57	$71,703	1.46%	0.10%	to	2.25%	13.35%	to	15.79%
	2019		2,007	$19.33	to	$56.13	$69,720	1.58%	0.10%	to	2.25%	27.17%	to	29.91%
	2018		2,248	$15.20	to	$43.48	$60,638	1.47%	0.10%	to	2.25%	-8.93%	to	-6.88%
	2017		2,212	$16.69	to	$47.02	$65,631	1.60%	0.10%	to	2.25%	21.86%	to	24.51%
Voya Index Plus MidCap Portfolio - Class I
	2021		138	$34.18	to	$77.27	$6,309	0.88%	0.10%	to	1.50%	25.83%	to	27.61%
	2020		162	$26.95	to	$60.98	$5,765	1.23%	0.10%	to	1.50%	6.64%	to	8.15%
	2019		186	$25.07	to	$56.78	$6,080	1.40%	0.10%	to	1.50%	25.19%	to	26.95%
	2018		198	$19.87	to	$45.04	$5,304	1.12%	0.10%	to	1.50%	-15.62%	to	-14.41%
	2017		240	$23.36	to	$53.01	$7,531	1.39%	0.10%	to	1.50%	11.89%	to	13.42%
Voya Index Plus SmallCap Portfolio - Class I
	2021		82	$33.49	to	$54.82	$3,307	0.69%	0.10%	to	1.50%	26.54%	to	28.34%
	2020		99	$26.26	to	$43.02	$3,044	0.98%	0.10%	to	1.50%	3.81%	to	5.26%
	2019		118	$25.09	to	$41.15	$3,488	1.02%	0.10%	to	1.50%	19.99%	to	21.71%
	2018		130	$20.74	to	$34.05	$3,194	0.94%	0.10%	to	1.50%	-13.71%	to	-12.50%
	2017		143	$23.85	to	$39.19	$4,020	0.98%	0.10%	to	1.50%	8.28%	to	9.83%
Voya International Index Portfolio - Class I
	2021		526	$12.92	to	$25.10	$10,556	2.10%	0.10%	to	1.40%	2.12%	to	10.75%
	2020		553	$11.80	to	$22.86	$10,245	2.58%	0.10%	to	1.75%	6.02%	to	7.75%
	2019		631	$11.08	to	$21.39	$10,915	3.13%	0.10%	to	1.75%	19.29%	to	21.34%
	2018		696	$9.23	to	$17.78	$10,210	3.04%	0.10%	to	1.75%	-15.27%	to	-13.80%
	2017		725	$10.84	to	$20.81	$12,539	2.45%	0.10%	to	1.75%	22.72%	to	24.77%
Voya International Index Portfolio - Class S
	2021		3		$21.35		$54	1.89%		1.25%			9.21%
	2020		3		$19.55		$52	1.98%		1.25%			6.31%
	2019		3		$18.39		$49	2.82%		1.25%			19.49%
	2018		3		$15.39		$42	2.17%		1.25%			-0.15%
	2017		3		$18.09		$50	1.72%		1.25%			22.98%

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Large Cap Growth Index Portfolio - Class I
	2021		1,034	$70.35	to	$92.26	$77,734	0.51%	0.10%	to	1.50%	28.72%	to	30.53%
	2020		1,144	$54.24	to	$70.68	$66,701	0.56%	0.10%	to	1.75%	36.04%	to	38.32%
	2019		1,263	$39.47	to	$51.10	$53,690	0.71%	0.10%	to	1.75%	33.47%	to	35.72%
	2018		829	$29.28	to	$37.65	$26,337	1.10%	0.10%	to	1.75%	-2.70%	to	-1.08%
	2017		904	$29.79	to	$38.06	$29,331	1.16%	0.10%	to	1.75%	28.96%	to	31.13%
Voya Russell™ Large Cap Index Portfolio - Class I
	2021		515	$36.49	to	$62.50	$26,884	1.12%	0.10%	to	2.25%	24.58%	to	27.26%
	2020		558	$29.08	to	$49.53	$23,463	1.39%	0.10%	to	2.25%	19.12%	to	21.74%
	2019		558	$24.22	to	$41.04	$19,548	1.72%	0.10%	to	2.25%	28.45%	to	31.19%
	2018		569	$18.72	to	$31.54	$15,637	1.71%	0.10%	to	2.25%	-5.62%	to	-3.53%
	2017		601	$19.69	to	$32.99	$17,538	1.67%	0.10%	to	2.25%	19.84%	to	22.45%
Voya Russell™ Large Cap Value Index Portfolio - Class I
	2021		1,400	$17.15	to	$40.28	$33,511	2.13%	0.10%	to	1.45%	21.20%	to	22.81%
	2020		1,520	$14.15	to	$33.06	$30,295	1.00%	0.10%	to	1.75%	-0.30%	to	1.42%
	2019		1,742	$14.14	to	$32.89	$35,144	2.49%	0.10%	to	1.75%	23.72%	to	25.76%
	2018		1,939	$11.39	to	$26.37	$30,700	2.37%	0.10%	to	1.75%	-8.28%	to	-6.73%
	2017		2,244	$12.37	to	$28.52	$38,419	2.07%	0.10%	to	1.75%	11.50%	to	13.37%
Voya Russell™ Large Cap Value Index Portfolio - Class S
	2021		30	$36.85	to	$37.57	$1,097	1.87%	1.25%	to	1.40%	20.98%	to	21.15%
	2020		30	$30.46	to	$31.01	$931	0.90%	1.25%	to	1.40%	-0.20%	to	-0.06%
	2019		35	$30.52	to	$31.03	$1,060	2.32%	1.25%	to	1.40%	23.86%	to	24.07%
	2018		39	$24.64	to	$25.01	$976	2.04%	1.25%	to	1.40%	-8.20%	to	-8.02%
	2017		44	$26.84	to	$27.19	$1,186	1.84%	1.25%	to	1.40%	11.65%	to	11.76%
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
	2021		147	$14.97	to	$63.87	$3,012	0.03%	0.70%	to	1.50%	10.35%	to	11.24%
	2020		153	$13.56	to	$57.59	$2,869	0.12%	0.70%	to	1.50%	32.54%	to	33.59%
	2019		177	$10.22	to	$43.24	$2,122	0.16%	0.70%	to	1.50%	32.51%	to	33.59%
	2018		10	$29.71	to	$32.46	$312	0.65%	0.70%	to	1.50%	-6.78%	to	-6.03%
	2017		36	$31.87	to	$36.13	$1,218	0.66%	0.10%	to	1.50%	22.48%	to	24.24%
Voya Russell™ Mid Cap Index Portfolio - Class I
	2021		58	$33.46	to	$44.69	$2,248	0.96%	0.10%	to	1.25%	20.62%	to	22.06%
	2020		59	$27.74	to	$36.86	$1,899	1.26%	0.10%	to	1.25%	15.25%	to	16.55%
	2019		74	$24.07	to	$31.83	$2,077	1.62%	0.10%	to	1.25%	28.30%	to	29.81%
	2018		70	$18.76	to	$24.68	$1,516	1.45%	0.10%	to	1.25%	-10.41%	to	-9.39%
	2017		80	$20.94	to	$27.42	$1,931	1.40%	0.10%	to	1.25%	16.46%	to	17.82%
Voya Russell™ Small Cap Index Portfolio - Class I
	2021		258	$13.73	to	$38.18	$4,612	0.67%	0.10%	to	1.40%	12.73%	to	14.24%
	2020		284	$12.18	to	$33.64	$4,370	0.95%	0.10%	to	1.40%	17.91%	to	19.44%
	2019		319	$10.33	to	$28.35	$4,261	0.62%	0.10%	to	1.40%	23.62%	to	25.05%
	2018		64	$18.67	to	$22.82	$1,298	1.22%	0.10%	to	1.25%	-12.39%	to	-11.37%
	2017		64	$21.31	to	$25.91	$1,480	1.14%	0.10%	to	1.25%	12.87%	to	14.14%
Voya Small Company Portfolio - Class I
	2021		293	$32.48	to	$93.33	$18,723	0.15%	0.10%	to	1.50%	13.05%	to	14.64%
	2020		341	$28.50	to	$81.94	$19,054	0.50%	0.10%	to	1.90%	10.14%	to	12.17%
	2019		376	$25.56	to	$73.53	$19,045	0.43%	0.10%	to	1.90%	23.80%	to	26.07%
	2018		451	$20.39	to	$58.69	$18,563	0.56%	0.10%	to	1.90%	-17.44%	to	-15.91%
	2017		513	$24.41	to	$70.27	$25,655	0.33%	0.10%	to	1.90%	9.17%	to	11.18%

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya U.S. Bond Index Portfolio - Class I
	2021		115	$12.96	to	$16.04	$1,653	1.87%	0.10%	to	1.50%	-3.36%	to	-1.96%
	2020		159	$13.41	to	$16.36	$2,412	3.31%	0.10%	to	1.50%	5.59%	to	7.07%
	2019		107	$12.70	to	$15.28	$1,515	2.48%	0.10%	to	1.50%	5.04%	to	8.22%
	2018		110	$11.90	to	$14.12	$1,433	2.31%	0.10%	to	1.50%	-1.82%	to	-0.42%
	2017		123	$12.12	to	$14.18	$1,599	2.48%	0.10%	to	1.50%	1.59%	to	3.05%
Voya MidCap Opportunities Portfolio - Class I
	2021		642	$19.89	to	$84.41	$21,044	0.00%	0.10%	to	1.50%	10.42%	to	11.94%
	2020		696	$17.97	to	$76.04	$20,453	0.11%	0.10%	to	1.75%	38.65%	to	41.00%
	2019		804	$12.89	to	$54.39	$17,032	0.28%	0.10%	to	1.75%	27.14%	to	29.22%
	2018		909	$10.09	to	$42.46	$15,217	0.00%	0.10%	to	1.75%	-9.15%	to	-7.57%
	2017		1,021	$11.05	to	$46.33	$18,488	0.07%	0.10%	to	1.75%	22.97%	to	24.96%
Voya MidCap Opportunities Portfolio - Class S
	2021		97	$31.55	to	$54.20	$4,268	0.00%	0.95%	to	1.40%	10.26%	to	10.77%
	2020		102	$28.61	to	$48.93	$4,151	0.06%	0.95%	to	1.40%	38.81%	to	39.44%
	2019		101	$20.61	to	$35.09	$3,010	0.13%	0.95%	to	1.40%	27.22%	to	27.83%
	2018		124	$16.20	to	$27.45	$2,910	0.00%	0.95%	to	1.40%	-8.99%	to	-8.59%
	2017		133	$17.80	to	$30.03	$3,409	0.00%	0.95%	to	1.40%	23.01%	to	23.58%
Voya SmallCap Opportunities Portfolio - Class I
	2021		63	$29.34	to	$38.26	$2,218	0.00%	0.10%	to	1.25%	3.38%	to	4.56%
	2020		61	$28.38	to	$36.59	$2,047	0.00%	0.10%	to	1.25%	24.80%	to	26.22%
	2019		89	$22.74	to	$40.97	$2,417	0.00%	0.10%	to	1.25%	24.13%	to	25.55%
	2018		99	$18.32	to	$32.90	$2,148	0.00%	0.10%	to	1.25%	-16.92%	to	-15.94%
	2017		100	$22.05	to	$39.49	$2,558	0.00%	0.10%	to	1.25%	17.22%	to	18.61%
Voya SmallCap Opportunities Portfolio - Class S
	2021		80	$24.59	to	$28.21	$2,117	0.00%	0.95%	to	1.40%	2.93%	to	3.41%
	2020		102	$23.89	to	$27.28	$2,601	0.00%	0.95%	to	1.40%	24.27%	to	24.85%
	2019		111	$19.22	to	$21.85	$2,265	0.00%	0.95%	to	1.40%	23.60%	to	24.15%
	2018		129	$15.55	to	$17.60	$2,133	0.00%	0.95%	to	1.40%	-17.28%	to	-16.86%
	2017		138	$18.79	to	$21.17	$2,747	0.00%	0.95%	to	1.40%	16.78%	to	17.35%
Wanger International
	2021		86	$19.98	to	$27.12	$2,073	0.52%	0.10%	to	1.50%	17.05%	to	18.69%
	2020		86	$17.07	to	$22.85	$1,775	1.72%	0.10%	to	1.50%	12.67%	to	14.25%
	2019		103	$15.15	to	$20.00	$1,839	0.78%	0.10%	to	1.50%	28.06%	to	29.87%
	2018		119	$11.83	to	$15.40	$1,641	2.26%	0.10%	to	1.50%	-18.97%	to	-17.78%
	2017		129	$14.60	to	$18.73	$2,161	1.26%	0.10%	to	1.50%	30.94%	to	32.74%
Wanger Select
	2021		49	$32.55	to	$46.19	$1,752	0.00%	0.10%	to	1.50%	4.25%	to	5.72%
	2020		46	$30.97	to	$43.98	$1,563	0.76%	0.10%	to	1.50%	24.79%	to	26.56%
	2019		65	$24.62	to	$34.98	$1,846	0.08%	0.10%	to	1.50%	27.35%	to	29.13%
	2018		85	$19.18	to	$27.26	$1,934	0.19%	0.10%	to	1.50%	-13.71%	to	-12.49%
	2017		84	$22.05	to	$31.36	$2,218	0.19%	0.10%	to	1.50%	24.78%	to	26.54%
Wanger USA
	2021		55	$41.09	to	$52.44	$2,523	0.75%	0.10%	to	1.50%	7.26%	to	8.79%
	2020		59	$38.00	to	$48.52	$2,524	0.00%	0.10%	to	1.50%	22.38%	to	24.09%
	2019		65	$30.80	to	$39.35	$2,210	0.25%	0.10%	to	1.50%	29.16%	to	31.00%
	2018		62	$23.66	to	$30.24	$1,645	0.13%	0.10%	to	1.50%	-2.94%	to	-1.56%
	2017		51	$24.18	to	$30.92	$1,389	0.00%	0.10%	to	1.50%	17.81%	to	19.46%

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

A	The Fund Inception Date represents the first date the fund received money.
B	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of declaration of dividends by the underlying fund in which the Division invests.
C	The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees Note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
D	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

(c)	As investment Division had no investments until 2019 this data is not meaningful and therefore not presented.
(d)	As investment Division had no investments until 2020, this data is not meaningful and therefore not presented.
(e)	As investment Division had no investments until 2021, this data is not meaningful and therefore not presented.

Item 8.        Financial Statements and Supplementary Data

Report of Independent Registered Public Accounting Firm

To the Shareholder and the Board of Directors of Voya Retirement Insurance and Annuity Company

Opinion on the Financial Statements
We have audited the accompanying consolidated balance sheets of Voya Retirement Insurance and Annuity Company (the Company) as of December 31, 2021 and 2020, the related consolidated statements of comprehensive income, shareholder’s equity and cash flows for each of the three years in the period ended December 31, 2021, and the related notes and financial statement schedules listed in the Index at Item 15(a) (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2021 and 2020, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2021, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion
These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matter
The critical audit matters communicated below are matters arising from the current period audit of the financial statements that were communicated or required to be communicated to the audit committee and that: (1) relate to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective or complex judgments. The communication of the critical audit matters does not alter in any way our opinion on the consolidated financial statements, taken as a whole, and we are not, by communicating the critical audit matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.

Deferred policy acquisition costs and Value of business acquired
Description of the Matter	As disclosed in Note 1 and Note 5 to the consolidated financial statements, the Company’s deferred policy acquisition costs and value of business acquired (“DAC/VOBA”) totaled $409 million at December 31, 2021, net of unrealized gains and losses, which represented deferred acquisition costs and value of business acquired related to fixed and variable deferred annuity contracts. The carrying amount of the DAC related to fixed and variable deferred annuity contracts is the total of costs deferred, less amortization net of interest. The carrying amount of the VOBA related to fixed and variable deferred annuity contracts is the outstanding value of in-force business acquired, based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition, less amortization net of interest. DAC and VOBA related to fixed and variable deferred annuity contracts are amortized over the estimated lives of the contracts in relation to the emergence of estimated gross profits.

As described in Note 1 to the consolidated financial statements, there is a significant amount of uncertainty inherent in calculating estimated gross profits as the calculation includes significant management judgment in developing certain assumptions such as persistency, interest crediting rates, fee income, returns associated with separate account performance, expenses to administer the business, and certain economic variables. Management’s assumptions are adjusted, known as unlocking, over time for emerging experience and expected changes in trends. The unlocking results in DAC/VOBA amortization being recalculated, using the new assumptions for estimated gross profits, that results either in additional or less cumulative amortization expense.

Auditing management’s estimate of DAC/VOBA related to fixed and variable deferred annuity contracts was complex due to the highly judgmental nature of assumptions included in the projection of estimated gross profits used in the valuation of DAC/VOBA.
How We Addressed the Matter in Our Audit
We obtained an understanding, evaluated the design, and tested the operating effectiveness of the controls over the DAC/VOBA estimation process, including, among others, controls related to management’s evaluation of the need to update assumptions based on the comparison of actual Company experience to previous assumptions and updating investment margins for current and expected future market conditions.

We utilized actuarial specialists to assist with our audit procedures, which included, among others, reviewing the methodology applied by management by comparing to the methodology used in prior periods as well as industry practice. To assess the assumptions used in measuring estimated gross profits, we compared the significant assumptions noted above with historical experience, observable market data and management’s estimates of prospective changes in these assumptions. We also independently recalculated estimated gross profits for a sample of policies for comparison with the actuarial result developed by management.

Accounting for Reinsurance Transaction on January 4, 2021
Description of the Matter	As discussed in Note 7 to the consolidated financial statements, on January 4, 2021, the Company entered into a reinsurance agreement with Resolution Life U.S. Holdings, Inc (Resolution Life US). As a result of the reinsurance transaction, the Company reinsured $3.5 billion of policyholder liabilities under indemnity coinsurance and modified coinsurance arrangements and recorded a reinsurance recoverable of $2.5 billion. The Company ceded $2.4 billion in premiums and $2.5 billion in policyholder benefits. The Company transferred invested assets with a fair market value of $3.7 billion as consideration for the reinsurance arrangements. The Company also recognized non-cash assets of $73 million and $1.5 billion relating to a cost of reinsurance asset and deposit asset, respectively.

Auditing the reinsurance transaction on January 4, 2021 was complex due to multiple elements of the transaction including the assessment of risk transfer, determination of the cost of reinsurance asset, accounting for transfers of assets and liabilities and recording of the reinsurance recoverable and deposit asset amounts.
How We Addressed the Matter in Our Audit	We obtained an understanding, evaluated the design, and tested the operating effectiveness of the controls over the reinsurance agreement process including, among others, controls related to whether the agreement passes risk transfer, the determination of the cost of reinsurance, and the accounting for transfers of assets and liabilities and recording of the reinsurance recoverable and deposit asset amounts.

Our audit procedures included, among others, assessing the terms of the reinsurance agreement with certain subsidiaries of Resolution Life US, evaluating management’s risk transfer conclusion, testing the calculation of the cost of reinsurance and the recognized investments gains and benefit expense amounts, and testing the reinsurance recoverable and deposit asset recorded.

/s/ Ernst and Young LLP
We have served as the Company's auditor since 2001
San Antonio, Texas
March 11, 2022

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2021 and 2020
(In millions, except share and per share data)

	As of December 31,
	2021	2020
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $23,074 as of 2021 and $24,667 as of 2020; allowance for credit losses of $48 as of 2021 and $14 as of 2020)	$24,360	$28,043
Fixed maturities, at fair value using the fair value option	1,253	1,730
Equity securities, at fair value (cost of $141 as of 2021 and $116 as of 2020)	141	116
Short-term investments	—	17
Mortgage loans on real estate	4,233	4,694
Less: Allowance for credit losses	11	67
Mortgage loans on real estate, net	4,222	4,627
Policy loans	171	187
Limited partnerships/corporations	980	815
Derivatives	149	145
Securities pledged (amortized cost of $725 as of 2021 and $169 as of 2020)	799	220
Other investments	143	43
Total investments	32,218	35,943
Cash and cash equivalents	436	360
Short-term investments under securities loan agreements, including collateral delivered	808	249
Accrued investment income	285	304
Premiums receivable and reinsurance recoverable	3,598	1,219
Deferred policy acquisition costs, Value of business acquired and Sales inducements to contract owners	422	173
Short-term loan to affiliate	130	653
Current income tax recoverable	—	5
Due from affiliates	70	118
Property and equipment	72	63
Other assets	1,635	242
Assets held in separate accounts	96,964	87,319
Total assets	$136,638	$126,648

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2021 and 2020
(In millions, except share and per share data)

	As of December 31,
	2021	2020
Liabilities and Shareholder's Equity
Future policy benefits and contract owner account balances	$32,926	$33,127
Payable for securities purchased	—	26
Payables under securities loan agreements, including collateral held	811	208
Due to affiliates	110	125
Derivatives	144	216
Current income taxes	42	—
Deferred income taxes	227	439
Other liabilities	384	291
Liabilities related to separate accounts	96,964	87,319
Total liabilities	131,608	121,751

Commitments and Contingencies (Note 12)

Shareholder's equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding as of 2021 and 2020, respectively; $50 par value per share)	3	3
Additional paid-in capital	3,191	2,873
Accumulated other comprehensive income (loss)	1,423	1,882
Retained earnings	413	139
Total shareholder's equity	5,030	4,897
Total liabilities and shareholder's equity	$136,638	$126,648

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Operations
For the Years Ended December 31, 2021, 2020 and 2019
(In millions)

	Year Ended December 31,
	2021	2020	2019
Revenues:
Net investment income	$1,949	$1,858	$1,689
Fee income	1,088	905	877
Premiums	(2,425)	32	31
Broker-dealer commission revenue	2	2	2
Net gains (losses):
Total impairments	(2)	(37)	(41)
Less: Portion of impairments recognized in Other comprehensive income (loss)	—	—	2
Net impairments recognized in earnings	(2)	(37)	(43)
Other net gains (losses)	168	(273)	(101)
Total net gains (losses)	166	(310)	(144)
Other revenue	38	(1)	14
Total revenues	818	2,486	2,469
Benefits and expenses:
Interest credited and other benefits to contract owners/policyholders	(1,483)	1,049	1,013
Operating expenses	1,213	1,090	1,056
Broker-dealer commission expense	2	2	2
Net amortization of Deferred policy acquisition costs and Value of business acquired	97	192	65
Interest expense	—	1	1
Total benefits and expenses	(171)	2,334	2,137
Income (loss) before income taxes	989	152	332
Income tax expense (benefit)	163	(14)	32
Net income (loss)	$826	$166	$300

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Comprehensive Income
For the Years Ended December 31, 2021, 2020 and 2019
(In millions)

	Year Ended December 31,
	2021	2020	2019
Net income (loss)	$826	$166	$300
Other comprehensive income (loss), before tax:
Unrealized gains (losses) on securities	(580)	748	1,324
Pension and other postretirement benefits liability	(1)	(1)	(1)
Other comprehensive income (loss), before tax	(581)	747	1,323
Income tax expense (benefit) related to items of other comprehensive income (loss)	(122)	157	276
Other comprehensive income (loss), after tax	(459)	590	1,047
Comprehensive income (loss)	$367	$756	$1,347

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2021, 2020 and 2019
(In millions)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance at January 1, 2019	$3	$2,816	$108	$508	$3,435
Adjustment for adoption of ASU 2018-02	—	—	137	(137)	—
Comprehensive income (loss):
Net income (loss)	—	—	—	300	300
Other comprehensive income (loss), after tax	—	—	1,047	—	1,047
Total comprehensive income (loss)					1,347
Dividends paid and distributions of capital	—	—	—	(396)	(396)
Contribution of capital	—	57	—	—	57
Balance as of December 31, 2019	3	2,873	1,292	275	4,443
Adjustment for adoption of ASU 2016-13	—	—	—	(8)	(8)
Comprehensive income (loss):
Net income (loss)	—	—	—	166	166
Other comprehensive income (loss), after tax	—	—	590	—	590
Total comprehensive income (loss)					756
Dividends paid and distributions of capital	—	—	—	(294)	(294)
Balance as of December 31, 2020	3	2,873	1,882	139	4,897
Net income (loss)	—	—	—	826	826
Other comprehensive income (loss), after tax	—	—	(459)	—	(459)
Total comprehensive income (loss)					367
Dividends paid and distributions of capital	—	—	—	(552)	(552)
Contribution of capital	—	318	—	—	318
Balance as of December 31, 2021	$3	$3,191	$1,423	$413	$5,030

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2021, 2020 and 2019
(In millions)

	Year Ended December 31,
	2021	2020	2019

Cash Flows from Operating Activities:
Net income (loss)	$826	$166	$300
Adjustments to reconcile Net income (loss) to Net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired and sales inducements	(60)	(59)	(49)
Net amortization of deferred policy acquisition costs, value of business acquired and sales inducements	99	194	65
Net accretion/amortization of discount/premium	(21)	(7)	5
Future policy benefits, claims reserves and interest credited	705	757	568
Deferred income tax (benefit) expense	208	(20)	23
Net (gains) losses	(166)	310	144
Depreciation and amortization	8	10	21
(Gains) losses on limited partnerships/corporations	(147)	(23)	(35)
Change in:
Accrued investment income	19	(11)	9
Premiums receivable and reinsurance recoverable	(83)	85	105
Other receivables and asset accruals	(5)	21	55
Due to/from affiliates	33	(21)	2
Other payables and accruals	61	(84)	158
Other, net	(13)	(12)	(8)
Net cash provided by operating activities	1,464	1,306	1,363

	Year Ended December 31,
	2021	2020	2019

Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	$4,832	$3,487	$3,956
Fixed maturities, trading	33	—	—
Equity securities	158	145	3
Mortgage loans on real estate	606	403	803
Limited partnerships/corporations	318	104	70
Acquisition of:
Fixed maturities	(5,743)	(4,988)	(4,582)
Fixed maturities, trading	(33)	—	—
Equity securities	(178)	(178)	(12)
Mortgage loans on real estate	(690)	(433)	(555)
Limited partnerships/corporations	(238)	(158)	(190)
Derivatives, net	(54)	46	23
Policy loans, net	16	18	5
Short-term investments, net	15	(15)	50
Short-term loan to affiliate, net	523	(584)	(69)
Collateral received (delivered), net	44	11	(86)
Receipts on deposit asset contracts	70	—	—
Other, net	(110)	(5)	(3)
Net cash used in investing activities	(431)	(2,147)	(587)
Cash Flows from Financing Activities:
Deposits received for investment contracts	$4,281	$5,197	$3,395
Maturities and withdrawals from investment contracts	(4,718)	(4,220)	(3,686)
Settlements on deposit liability contracts	—	(1)	(5)
Proceeds from loans with affiliates, net	12	7	—
Dividends paid and distributions of capital	(552)	(294)	(396)
Capital contribution from parent	20	—	57
Net cash (used in) provided by financing activities	(957)	689	(635)
Net increase (decrease) in cash and cash equivalents	76	(152)	141
Cash and cash equivalents, beginning of period	360	512	371
Cash and cash equivalents, end of period	$436	$360	$512

Supplemental cash flow information:
Income taxes paid (received), net	$(92)	$2	$(13)
Noncash capital contribution from parent	298	—	—

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.    Business, Basis of Presentation and Significant Accounting Policies

Business

Voya Retirement Insurance and Annuity Company ("VRIAC") is a stock life insurance company domiciled in the State of Connecticut. VRIAC and its wholly owned subsidiaries (collectively, the "Company") provide financial products and services in the United States.  VRIAC is authorized to conduct its insurance business in all states and in the District of Columbia and in Guam, Puerto Rico and the Virgin Islands.

VRIAC is a direct, wholly owned subsidiary of Voya Holdings Inc. ("Parent"), which is a direct, wholly owned subsidiary of Voya Financial, Inc.

The Company derives its revenue mainly from (a) Investment income earned on investments, (b) Fee income generated from separate account assets supporting variable options under variable annuity contract investments, as designated by contract owners, (c) Premiums, (d) Net gains (losses) on investments and changes in fair value of embedded derivatives on product guarantees, and (e) Other revenue which includes certain other fees. The Company's benefits and expenses primarily consist of (a) Interest credited and other benefits to contract owners/policyholders, (b) Operating expenses, which include expenses related to the selling and servicing of the various products offered by us and other general business expenses, and (c) Amortization of DAC and VOBA. In addition, the Company collects broker-dealer commission revenues through Voya Financial Partners, LLC ("VFP"), which are, in turn, paid to broker-dealers and expensed.

The Company offers qualified and non-qualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, 457 and 501, as well as non-qualified deferred compensation plans and related services. The Company's products are offered primarily to public and private school systems, higher education institutions, hospitals and healthcare facilities, not-for-profit organizations, state and local governments, small to mid-sized corporations and individuals. The Company also provides stable value investment options, including separate account guaranteed investment contracts (e.g., GICs) and synthetic GICs, to institutional clients. Pension risk transfer group annuity solutions were previously offered to institutional plan sponsors who needed to transfer their defined benefit plan obligations to the Company. The Company discontinued sales of these solutions to better align business activities to the Company's priorities. This business was transferred as part of the Individual Life Transaction described below. The Company's products are generally distributed through independent brokers and advisors, third-party administrators and consultants.

Products offered by the Company include deferred and immediate (i.e., payout) annuity contracts. The Company's products also include programs offered to qualified plans and non-qualified deferred compensation plans that package administrative and record-keeping services, participant education, and retirement readiness planning tools along with a variety of investment options, including proprietary and non-proprietary mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. Stable value products are also provided to institutional plan sponsors where the Company may or may not be providing other employer sponsored products and services.

The Company has one operating segment.

Effective December 31, 2019, VRIAC’s sole shareholder, Voya Holdings, Inc., transferred ownership of Voya Institutional Plan Services, LLC (“VIPS”) and Voya Retirement Advisors, LLC (“VRA”) to VRIAC for no cash consideration. VIPS and VRA provide retirement recordkeeping and investment advisory services, respectively, and the transfer was made to more closely align recordkeeping and related activities of VRIAC’s retirement business. It also had the effect of reducing VRIAC's tax liability. In addition to these non-insurance subsidiaries, VRIAC owns the wholly-owned non-insurance subsidiary, VFP.

On January 4, 2021, VRIAC's ultimate parent, Voya Financial, Inc. ("Voya Financial"), completed a series of transactions pursuant to a Master Transaction Agreement (the “Resolution MTA”) entered into on December 18, 2019 with Resolution Life U.S. Holdings Inc., a Delaware corporation (“Resolution Life US”), pursuant to which Resolution Life US acquired all of the

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

shares of the capital stock of Security Life of Denver Company ("SLD") and Security Life of Denver International Limited ("SLDI"), including the capital stock of several subsidiaries of SLD and SLDI. Refer to the Reinsurance Note for additional information on the reinsurance transactions associated with the Resolution MTA.

Effective as of March 1, 2021, VRIAC acquired 49.9% of the issued and outstanding common stock of Voya Special Investments, Inc. from Voya Financial. The investment has been accounted for as an equity method investment and recognized within Other investments in Consolidated Balance Sheets. Also, effective as of March 1, 2021, the Company acquired $80 of SLD issued surplus notes and $73 of Resolution (Life U.S. Intermediate Holdings Ltd.) issued preferred shares from affiliated entities, which were received in connection with the Individual Life Transaction.

On June 9, 2021, Voya Financial completed the sale of the independent financial planning channel of Voya Financial Advisors, Inc. ("VFA") to Cetera Financial Group, Inc. (“Cetera”), one of the nation’s largest networks of independently managed broker-dealers. VFA is one of the channels through which VRIAC distributes its products. In connection with this transaction, VFA transferred more than 800 independent financial professionals serving retail customers with approximately $38 billion in assets under advisement to Cetera, while retaining approximately 500 field and phone-based financial professionals who support our business.

Basis of Presentation

The accompanying Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

The Consolidated Financial Statements include the accounts of VRIAC and its wholly owned subsidiaries, VFP, VIPS, and VRA. Intercompany transactions and balances have been eliminated.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates, and the differences may be material to the Consolidated Financial Statements.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:
•Reserves for future policy benefits;
•Deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA");
•Valuation of investments and derivatives;
•Impairments;
•Income taxes; and
•Contingencies.

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk, including the Company's own credit risk. The estimate of fair value is the price that would be received to sell an asset or transfer a liability ("exit price") in an orderly transaction between market participants in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company uses a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs, and other internal modeling techniques based on projected cash flows.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: The Company measures its equity securities at fair value and recognizes any changes in fair value in net income.

The Company's fixed maturities are generally designated as available-for-sale. In addition, the Company has fixed maturities accounted for using the fair value option ("FVO"), and in the second quarter of 2021, the Company established a trading portfolio of fixed maturity debt securities. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in AOCI and presented net of related changes in DAC, VOBA and Deferred income taxes. Trading securities are valued at fair value, with the changes in fair value recorded in Other net gains (losses) and interest income recorded in Net investment income in the Consolidated Statements of Operations. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net gains (losses). Changes in fair value associated with derivatives purchased to hedge CMOs are also recorded in Other net gains (losses).

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out ("FIFO") basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Consolidated Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single-class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, net of allowance for credit losses. Amortized cost is the principal balance outstanding, net of deferred loan fees and costs. Accrued interest receivable is reported in Accrued investment income on the Consolidated Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Management estimates the credit loss allowance balance using a factor-based method of probability of default and loss given default which incorporates relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. Included in the factor-based method are the consideration of debt type, capital market factors, and market vacancy rates, and loan-specific risk characteristics such as debt service coverage ratios (“DSC”), loan-to-value (“LTV”), collateral size, seniority of the loan, segmentation, and property types.

The allowance for credit losses is a valuation account that is deducted from the loans’ amortized cost basis to present the net amount expected to be collected on the loans. The change in the allowance for credit losses is recorded in Other net gains (losses). Loans are written off against the allowance when management believes the uncollectability of a loan balance is confirmed. Expected recoveries do not exceed the aggregate of amounts previously written-off and expected to be written-off.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

Commercial mortgage loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow, number of days past due, or various other circumstances. Based on an assessment as to the collectability of the principal, a determination is made either to apply against the book value or apply according to the contractual terms of the loan. Funds recovered in excess of book value would then be applied to recover expenses, impairments, and then interest. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

For those mortgages that are determined to require foreclosure, expected credit losses are based on the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Consolidated Balance Sheets.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consist primarily of private equity and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying on the most recent financial information available, generally not to exceed three months. The Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income.

Other Investments: Other investments are comprised primarily of the Company's investment in outstanding common stock of an affiliate, Voya Special Investments, Inc., which is accounted for as an equity method investment. Other investments also include Federal Home Loan Bank ("FHLB") stock and property obtained from foreclosed mortgage loans, as well as other miscellaneous investments. The Company is a member of the FHLB system and is required to own a certain amount of FHLB stock based on the level of borrowings and other factors. FHLB stock is carried at cost, classified as a restricted security and periodically evaluated for impairment based on ultimate recovery of par value.

Securities Pledged: The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial collateral, primarily cash, is required at a minimum rate of 102% of the market value of the loaned securities. The lending agent retains the collateral and invests it in short-term liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty to return securities pledged where collateral is insufficient to cover the loss.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Impairments

The Company evaluates its available-for-sale general account investments quarterly to determine whether a decline in fair value below the amortized cost basis has resulted from credit loss or other factors. This evaluation process entails considerable judgment and estimation. Factors considered in this analysis include, but are not limited to, the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. A severe unrealized loss position on a fixed maturity may not have any impact on (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected.

When assessing the Company's intent to sell a security, or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell, or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis, and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net gains (losses) as impairments in the Consolidated Statements of Operations.

For available-for-sale securities that do not meet the intent impairment criteria but the Company has determined that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss allowance is recorded for the credit loss, limited by the amount that the fair value is less than the amortized cost basis. Any impairment that has not been recorded through an allowance for credit losses is recognized in Other comprehensive income (loss).

The Company uses the following methodology and significant inputs in determining whether a credit loss exists:

•When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.
•Additional considerations are made when assessing the unique features that apply to certain structured securities, such as subprime, Alt-A, non-agency RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.
•When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates; and the overall macroeconomic conditions.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received, including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

Changes in the allowance for credit losses are recorded in Net gains (losses) as impairments. Losses are charged against the allowance when the Company believes the uncollectability of an available-for-sale security is confirmed or when either of the criteria regarding intent or requirement to sell is met.

Accrued interest receivable on available-for-sale securities is excluded from the estimate of credit losses. The Company evaluates the collectability of accrued interest receivable as part of its quarterly impairment evaluation of available-for-sale investments. Losses are recorded in Net investment income when the Company believes the uncollectability of the accrued interest receivable is confirmed.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset. However, in accordance with the Chicago Mercantile Exchange ("CME") rules related to the variation margin payments, the Company is required to adjust the derivative balances with the variation margin payments related to its cleared derivatives executed through CME.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Other net gains (losses) in the Consolidated Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

•Fair Value Hedge:  For derivative instruments that are designated and qualify as a fair value hedge, the entire change in the fair value of the hedging instrument included in the assessment of hedge effectiveness is recorded in the same line item in the Consolidated Statements of Operations as impacted by the hedged item.
•Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the entire change in the fair value of the hedging instrument included in the assessment of hedge effectiveness is reported as a component of AOCI. Those amounts are subsequently reclassified to earnings when the hedged item affects earnings, and are reported in the same line item in the Consolidated Statements of Operations as impacted by the hedged item.

Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. The ineffective portion of a hedging relationship subject to hedge accounting is recognized in Net gains (losses) in the Consolidated Statements of Operations.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized currently in Other net gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Consolidated Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date, or within two months of that date, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net gains (losses).

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives for which fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net gains (losses). Embedded derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net gains (losses).

In addition, the Company previously had coinsurance with funds withheld reinsurance arrangements that were recaptured in March 2020, accounted for under the deposit method, that contained embedded derivatives, the fair value of which was based on the change in the fair value of the underlying assets held in trust. Changes in the fair value of the embedded derivatives are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition and certain other costs related directly to successful acquisition activities. Such costs consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in-force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies. DAC and VOBA are adjusted for the impact of unrealized capital gains (losses) on investments, as if such gains (losses) have been realized, with corresponding adjustments included in AOCI.

Amortization Methodologies
The Company amortizes DAC and VOBA related to deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. At each valuation date, estimated gross profits are updated with actual gross profits, and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Recoverability testing is performed for current issue year products to determine if gross profits are sufficient to cover DAC and VOBA, estimated benefits and related expenses. In subsequent years, the Company performs testing to assess the recoverability of DAC and VOBA on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists. If DAC or VOBA are not deemed recoverable from future gross profits, charges will be applied against DAC or VOBA balances before an additional reserve is established.

Internal Replacements
Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of Deferred policy acquisition costs and Value of business acquired in the Consolidated Statements of Operations.

Assumptions
Changes in assumptions may have a significant impact on DAC and VOBA balances, amortization rates, reserve levels, and results of operations. Assumptions are management's best estimate of future outcome.

Several assumptions are considered significant in the estimation of gross profits associated with the Company's deferred annuity products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company uses a reversion to the mean approach, which assumes that the market returns over the entire mean reversion period are consistent with a long-term level of equity market appreciation. The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates an 8% long-term equity return assumption, a 14% cap and a five-year look-forward period.

Other significant assumptions used in the estimation of gross profits include general account investment returns, crediting rates, expense and fees as well as policyholder behavior assumptions such as premiums, surrenders and lapses.

Contract Costs Associated with Certain Financial Services Contracts

Contract cost assets represent costs incurred to obtain or fulfill a non-insurance contract that are expected to be recovered and, thus, have been capitalized and are subject to amortization. Capitalized contract costs include incremental costs of obtaining a contract and fulfillment costs that relate directly to a contract and generate or enhance resources of the Company that are used to satisfy performance obligations. Capitalized contract costs are amortized on a straight-line basis over the estimated lives of the contracts, which typically range from 5 to 15 years.

Capitalized contract costs are included in Other assets on the Consolidated Balance Sheets, and costs expensed as incurred are included in Operating expenses in the Consolidated Statements of Operations.

As of December 31, 2021 and 2020, contract cost assets were $104 and $105, respectively. For the years ended December 31, 2021, 2020 and 2019, amortization expenses of $23, $23 and $23, respectively, were recorded in Operating expenses in the Consolidated Statements of Operations. There was no impairment loss in relation to the contract costs capitalized.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Future Policy Benefits and Contract Owner Account Balances

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations, including estimates of unpaid claims and claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality and expenses are based on the Company's estimates of anticipated experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue and policy duration. Interest rates used to calculate the present value of future benefits ranged from 3.4% to 5.3%.

Although assumptions are "locked-in" upon the issuance of payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Contract Owner Account Balances
Contract owner account balances relate to investment-type contracts, as follows:

•Account balances for funding agreements with fixed maturities are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a spread or a fixed rate, established at the issue date of the contract.
•Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to 4.3% for the year 2021, 4.3% for the year 2020 and 5.3% for the year 2019. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.
•For fixed-indexed annuity ("FIA"), the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value.

Product Guarantees and Additional Reserves
The Company calculates additional reserve liabilities for certain variable annuity guaranteed benefits and variable funding products. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

GMDB:    Reserves for annuity guaranteed minimum death benefits ("GMDB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for the purpose of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. Reserves for GMDB are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in reserves for GMDB are reported in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

FIA: The Company issued FIA contracts that contain embedded derivatives that are measured at estimated fair value separately from the host contracts. Such embedded derivatives are recorded in Future policy benefits and contract owner account balances.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in estimated fair value, that are not related to attributed fees or premiums collected or payments made, are reported in Other net gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the embedded derivative in the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the growth in the minimum guaranteed contract value. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as partial withdrawals, full surrenders, deaths, annuitizations and maturities.

Stabilizer and MCG: Guaranteed credited rates give rise to an embedded derivative in the stabilizer ("Stabilizer") products and a stand-alone derivative for managed custody guarantee products ("MCG"). These derivatives are measured at estimated fair value and recorded in Future policy benefits and contract owner account balances. Changes in estimated fair value, that are not related to attributed fees collected or payments made, are reported in Other net gains (losses).

The estimated fair value of the Stabilizer embedded derivative and MCG stand-alone derivative is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are projected under multiple capital market scenarios using observable risk-free rates and other best estimate assumptions.

The liabilities for the FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative (collectively, "guaranteed benefit derivatives") include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks.

The discount rate used to determine the fair value of the liabilities for FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative includes an adjustment to reflect the risk that these obligations will not be fulfilled ("nonperformance risk").

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company, or its affiliates, or in other selected mutual funds not managed by the Company, or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

•Such separate accounts are legally recognized;
•Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
•Investments are directed by the contract owner or participant; and
•All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Consolidated Balance Sheets based on the fair value of the underlying investments. The underlying investments include mutual funds, short term investments, cash and fixed maturities. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations, and the Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

The Company's policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is generally invested in Short-term investments, with the offsetting obligation to repay the loan included within Payables under securities loan agreements, including collateral held on the Consolidated Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets.

Recognition of Revenue

Insurance Revenue and Related Benefits
Premiums related to payouts contracts with life contingencies are recognized in Premiums in the Consolidated Statements of Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations when incurred.

Amounts received as payment for investment-type, fixed annuities, payout contracts without life contingencies and FIA contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income. Surrender charges are reported in Other revenue. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in Net investment income in the Consolidated Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Financial Services Revenue
Revenue for various financial services is measured based on consideration specified in a contract with a customer and is recognized when the Company has satisfied a performance obligation. For advisory, recordkeeping and administration services of $514, $423 and $405 for the years ended December 31, 2021, 2020 and 2019, respectively, the Company recognizes revenue as services are provided, generally over time. For distribution and shareholder servicing revenue of $180, $158 and $82 for the years ended December 31, 2021, 2020 and 2019, respectively, the Company recognizes revenue as related consideration is received and provides distribution services at a point in time and shareholder services over time. Contract terms are typically less than one year, and consideration is variable.

For a description of principal activities from which the Company generates revenue, see the Business section above for further information.

For the years ended December 31, 2021, 2020 and 2019, such revenue represents approximately 21.2%, 23.4% and 19.7% respectively, of total revenues. In calculating the percentage for the year ended December 31, 2021, the Company excluded the

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

day one impact of ceded premiums from the Reinsurance transaction entered into pursuant to the close of the Resolution MTA For the years ended December 31, 2021, 2020 and 2019, a portion of the revenue recognized in the current period from distribution services is related to performance obligations satisfied in previous periods. Revenue for various financial services is recorded in Fee income or Other revenue in the Consolidated Statements of Operations. Receivables of $107 and $88 are included in Other assets on the Consolidated Balance Sheets as of December 31, 2021 and 2020, respectively.

Income Taxes

The Company uses certain assumptions and estimates in determining (a) the income taxes payable or refundable to/from Voya Financial, Inc. for the current year, (b) the provision for income taxes and (c) the deferred income tax assets and liabilities.

The provision for income taxes is based on income and expense reported in the financial statements after adjustments for permanent differences between our financial statements and consolidated federal income tax return. Permanent differences include the dividends received deduction. As a result of permanent differences, the effective tax rate reflected in the financial statements may be different than the actual rate in the income tax return.

Temporary differences between our financial statements and income tax return create deferred tax assets and liabilities. Deferred tax assets represent the tax benefit of future deductible temporary differences, net operating loss carryforwards and tax credit carryforwards. The Company's deferred tax assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including the nature and character of the deferred tax assets and liabilities, the amount and character of book income or losses in recent years, projected future taxable income and future reversals of temporary differences, tax planning strategies we would employ to avoid a tax benefit from expiring unused, and the length of time carryforwards can be utilized.

The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not to be sustained under examination by the applicable taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the applicable taxing authority. For items that meet the more-likely-than-not recognition threshold, the Company measures the tax position as the largest amount of benefit that is more than 50% likely to be realized upon ultimate resolution with the applicable tax authority that has full knowledge of all relevant information.

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded Future policy benefits and contract owner account balances are reported gross on the Consolidated Balance Sheets.

Long-duration: For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance, which is recorded as a component of the reinsurance asset or liability.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities, and deposits made are included in Other assets on the Consolidated Balance Sheets.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as Other revenues or Operating expenses in the Consolidated Statements of Operations, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers.

Reinsurance recoverable balances are reported net of the allowance for credit losses in the Company’s Consolidated Balance Sheets. Management estimates the credit loss allowance balance using a factor-based method of probability of default and loss given default which incorporates relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. Included in the factor-based method are the consideration of capital market factors, counterparty financial information and ratings, and reinsurance agreement-specific risk characteristics such as collateral type, collateral size, and covenant strength.

The allowance for credit losses is a valuation account that is deducted from the reinsurance recoverable balance to present the net amount expected to be collected on the reinsurance recoverable. The change in the allowance for credit losses is recorded in Policyholder benefits in the Consolidated Statements of Operations.

Current reinsurance recoverable balances deemed probable of recovery and payable balances under reinsurance agreements are included in Premiums receivable and reinsurance recoverable and Other liabilities, respectively. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Consolidated Balance Sheets if a right of offset exists within the reinsurance agreement. Premiums, Fee income and Interest credited and other benefits to contract owners/policyholders are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue in the Consolidated Statements of Operations.

The Company currently has a significant concentration of ceded reinsurance with a subsidiary of Lincoln National Corporation ("Lincoln") arising from the disposition of its individual life insurance business.

Employee Benefits Plans

The Company, in conjunction with Voya Services Company, sponsors non-qualified defined benefit pension plans covering eligible employees, sales representatives and other individuals.

A defined benefit plan is a pension plan that defines an amount of pension benefit that an employee will receive upon retirement, usually dependent on one or more factors such as age, years of service and compensation. The liability recognized in respect of non-qualified defined benefit pension plans is the present value of the projected pension benefit obligation ("PBO") at the balance sheet date, together with adjustments for unrecognized past service costs. This liability is included in Other liabilities on the Consolidated Balance Sheets. The PBO is defined as the actuarially calculated present value of vested and non-vested pension benefits accrued based on future salary levels. The Company recognizes the funded status of the PBO for pension plans on the Consolidated Balance Sheets.

Net periodic benefit cost for the non-qualified defined benefit pension plans is determined using management estimates and actuarial assumptions to derive service cost and interest cost for a particular year and is included in Operating expenses in the Consolidated Statements of Operations. The obligations and expenses associated with these plans require use of assumptions, such as discount rate and rate of future compensation increases and healthcare cost trend rates, as well as assumptions regarding participant demographics, such as age of retirement, withdrawal rates and mortality. Management determines these assumptions based on a variety of factors, such as currently available market and industry data and expected benefit payout streams. Actual results could vary significantly from assumptions based on changes, such as economic and market conditions, demographics of participants in the plans and amendments to benefits provided under the plans. These differences may have a significant effect

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

on the Company's Consolidated Financial Statements and liquidity. Actuarial gains (losses) are immediately recognized in Operating expenses in the Consolidated Statements of Operations.

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Consolidated Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome.

Adoption of New Pronouncements

The following table provides a description of the Company's adoption of new Accounting Standard Updates ("ASUs") issued by the Financial Accounting Standards Board ("FASB") and the impact of the adoption on the Company's financial statements:

Standard	Description of Requirements	Effective Date and Method of Adoption	Effect on the Financial Statements or Other Significant Matters
ASU 2019-12, Simplifying the Accounting for Income Taxes
This standard, issued in December 2019, simplifies the accounting for income taxes by eliminating certain exceptions to the general principles and simplifying several aspects of ASC 740, Income taxes, including requirements related to the following:
•The intraperiod tax allocation exception to the incremental approach,
•The tax basis step-up in goodwill obtained in a transaction that is not a business combination,
•Hybrid tax regimes,
•Ownership changes in investments - changes from a subsidiary to an equity method investment,
•Separate financial statements of entities not subject to tax,
•Interim-period accounting for enacted changes in tax law, and
•The year-to-date loss limitation in interim-period tax accounting.
		January 1, 2021 on a prospective basis, except for those provisions that required retrospective or modified retrospective method.	Adoption of the ASU did not have an impact on the Company's financial condition, results of operations, or cash flows.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Standard	Description of Requirements	Effective Date and Method of Adoption	Effect on the Financial Statements or Other Significant Matters
ASU 2016-13, Measurement of Credit Losses on Financial Instruments
This standard, issued in June 2016:
•Introduces a new current expected credit loss ("CECL") model to measure impairment on certain types of financial instruments,
•Requires an entity to estimate lifetime expected credit losses, under the new CECL model, based on relevant information about historical events, current conditions, and reasonable and supportable forecasts,
•Modifies the impairment model for available-for-sale debt securities, and
•Provides a simplified accounting model for purchased financial assets with credit deterioration since their origination.
In addition, the FASB issued various amendments during 2018, 2019, and 2020 to clarify the provisions of ASU 2016-13.
January 1, 2020, using the modified retrospective method for financial assets measured at amortized cost and the prospective method for available-for-sale debt securities.
The Company recorded a $8 decrease, net of tax, to Unappropriated retained earnings as of January 1, 2020 for the cumulative effect of adopting ASU 2016-13. The transition adjustment includes recognition of an allowance for credit losses of $12 related to mortgage loans, net of the effect of DAC/VOBA and other intangibles of $2 and deferred income taxes of $2.

The provisions that required prospective adoption had no effect on the Company's financial condition, results of operations, or cash flows.

In addition, disclosures have been updated to reflect accounting policy changes made as a result of the implementation of ASU
2016-13. (See the Significant Accounting Policies section.)

Comparative information has not been adjusted and continues to be reported under previously applicable U.S. GAAP.

ASU 2018-02, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income	This standard, issued in February 2018, permits a reclassification from accumulated other comprehensive income ("AOCI") to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act of 2017 ("Tax Reform"). Stranded tax effects arise because U.S. GAAP requires that the impact of a change in tax laws or rates on deferred tax liabilities and assets be reported in net income, even if related to items recognized within accumulated other comprehensive income. The amount of the reclassification would be based on the difference between the historical corporate income tax rate and the newly enacted 21% corporate income tax rate, applied to deferred tax liabilities and assets reported within accumulated other comprehensive income.	January 1, 2019 with the change reported in the period of adoption.
The impact to the January 1, 2019 Consolidated Balance Sheet was an increase to AOCI of $137, with a corresponding decrease to Retained earnings. The ASU did not have a material impact on the Company's results of operations, cash flows, or disclosures.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Future Adoption of Accounting Pronouncements

The following table provides a description of future adoptions of new accounting standards that may have an impact on the Company's financial statements when adopted:

Standard	Description of Requirements	Effective Date and Transition Provisions	Effect on the Financial Statements or Other Significant Matters
ASU 2020-04, Reference Rate Reform
This standard, issued in March 2020, provides temporary optional expedients and exceptions for applying U.S. GAAP principles to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met.

In January, 2021, the FASB issued ASU 2021-01 which clarified the scope of relief related to ASU 2020-04.
		The amendments are effective as of March 12, 2020, the issuance date of the ASU. An entity may elect to apply the amendments prospectively through December 31, 2022.	The Company expects that it may elect to apply some of the expedients and exceptions provided in ASU 2020-04; however, the Company is still evaluating its options under this guidance as the reference rate reform adoption process continues. To date, adoption of the ASU has not had an impact on the Company’s financial condition and results of operations. The Company will continue to evaluate the impacts of reference rate reform on contract modifications and hedging relationships as transition progresses.
ASU 2018-12, Targeted Improvements to the Accounting for Long- Duration Contracts	This standard, issued in August 2018, changes the measurement and disclosures of insurance liabilities and DAC for long-duration contracts issued by insurers.	In November, 2020, the FASB released ASU 2020-11, which deferred the effective date of the amendments in ASU 2018-12 for SEC filers to fiscal years ending after December 15, 2022, including interim periods within those fiscal years. Initial adoption for the liability for future policy benefits and DAC is required to be reported using either a full retrospective or modified retrospective approach. For market risk benefits, full retrospective application is required.	Evaluation of the implications of these requirements and related potential financial statement impacts is continuing. The Company does not plan to early adopt the ASU and expects to apply a modified retrospective transition method for the liability of future policy benefits and DAC. While it is not possible to estimate the expected impact of adoption at this time, the Company believes there is a reasonable possibility that implementation of ASU 2018-12 may result in a significant impact on Shareholder’s equity and future earnings patterns.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.    Investments

Fixed Maturities

Available-for-sale and fair value option ("FVO") fixed maturities were as follows as of December 31, 2021:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	Allowance for credit losses
Fixed maturities:
U.S. Treasuries	$554	$137	$—	$—	$691	$—
U.S. Government agencies and authorities	20	—	—	—	20	—
State, municipalities and political subdivisions	716	88	1	—	803	—
U.S. corporate public securities	7,314	994	39	—	8,269	—
U.S. corporate private securities	3,620	334	15	—	3,939	—
Foreign corporate public securities and foreign governments(1)	2,352	253	14	—	2,591	—
Foreign corporate private securities(1)	2,563	188	1	—	2,703	47
Residential mortgage-backed securities	3,081	97	20	7	3,164	1
Commercial mortgage-backed securities	2,766	130	15	—	2,881	—
Other asset-backed securities	1,341	16	6	—	1,351	—
Total fixed maturities, including securities pledged	24,327	2,237	111	7	26,412	48
Less: Securities pledged	725	74	—	—	799	—
Total fixed maturities	$23,602	$2,163	$111	$7	$25,613	$48
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net gains (losses) in the Consolidated Statements of Operations.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities were as follows as of December 31, 2020:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	Allowance for credit losses
Fixed maturities:
U.S. Treasuries	$535	$186	$—	$—	$721	$—
U.S. Government agencies and authorities	18	1	—	—	19	—
State, municipalities and political subdivisions	698	116	—	—	814	—
U.S. corporate public securities	7,632	1,531	7	—	9,156	—
U.S. corporate private securities	3,870	536	27	—	4,379	—
Foreign corporate public securities and foreign governments(1)	2,539	413	1	—	2,951	—
Foreign corporate private securities(1)	2,991	348	25	—	3,303	11
Residential mortgage-backed securities	4,071	171	15	11	4,237	1
Commercial mortgage-backed securities	2,712	207	26	—	2,893	—
Other asset-backed securities	1,500	28	6	—	1,520	2
Total fixed maturities, including securities pledged	26,566	3,537	107	11	29,993	14
Less: Securities pledged	169	52	1	—	220	—
Total fixed maturities	$26,397	$3,485	$106	$11	$29,773	$14
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net gains (losses) in the Consolidated Statements of Operations.

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2021, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called or prepaid. Mortgage-backed securities ("MBS") and Other asset-backed securities ("ABS") are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$334	$339
After one year through five years	3,324	3,476
After five years through ten years	4,058	4,429
After ten years	9,423	10,772
Mortgage-backed securities	5,847	6,045
Other asset-backed securities	1,341	1,351
Fixed maturities, including securities pledged	$24,327	$26,412

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2021 and 2020, the Company did not have any investments in a single issuer, other than obligations of the U.S. Government and government agencies, with a carrying value in excess of 10% of the Company's Total Shareholder's Equity.

The following tables present the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
December 31, 2021
Communications	$883	$154	$2	$1,035
Financial	2,713	275	13	2,975
Industrial and other companies	7,004	713	26	7,691
Energy	1,385	216	14	1,587
Utilities	2,658	310	10	2,958
Transportation	854	71	1	924
Total	$15,497	$1,739	$66	$17,170

December 31, 2020
Communications	$950	$231	$1	$1,180
Financial	2,921	472	2	3,391
Industrial and other companies	7,284	1,155	13	8,426
Energy	1,571	259	22	1,808
Utilities	3,025	530	1	3,554
Transportation	929	128	20	1,037
Total	$16,680	$2,775	$59	$19,396

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and reported at fair value with changes in the fair value recorded in Other net gains (losses) in the Consolidated Statements of Operations.

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2021 and 2020, approximately 45.1% and 48.2%, respectively, of the Company's CMO holdings, were invested in the above mentioned types of CMOs such as interest-only or principal-only strips, that are subject to more prepayment and extension risk than traditional CMOs.

Public corporate fixed maturity securities are distinguished from private corporate fixed maturity securities based upon the manner in which they are transacted. Public corporate fixed maturity securities are issued initially through market intermediaries on a registered basis or pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act") and are traded on the secondary market through brokers acting as principal. Private corporate fixed maturity securities are originally issued by borrowers directly to investors pursuant to Section 4(a)(2) of the Securities Act, and are traded in the secondary market directly with counterparties, either without the participation of a broker or in agency transactions.

Repurchase Agreements

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2021 and 2020, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

Securities Lending

The Company engages in securities lending whereby the initial collateral is required at a minimum rate of 102% of the market value of the loaned securities.  The lending agent retains the collateral and invests it in high quality liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty to return securities pledged where collateral is insufficient to cover the loss. As of December 31, 2021 and 2020, the fair value of loaned securities was $739 and $143, respectively, and is included in Securities pledged on the Consolidated Balance Sheets.

If cash is received as collateral, the lending agent retains the cash collateral and invests it in short-term liquid assets on behalf of the Company. As of December 31, 2021 and 2020, cash collateral retained by the lending agent and invested in short-term liquid assets on the Company's behalf was $677 and $74, respectively, and is recorded in Short-term investments under securities loan agreements, including collateral delivered on the Consolidated Balance Sheets. As of December 31, 2021 and 2020, liabilities to return collateral of $677 and $74, respectively, are included in Payables under securities loan agreements, including collateral held, on the Consolidated Balance Sheets.

The Company accepts non-cash collateral in the form of securities. The securities retained as collateral by the lending agent may not be sold or re-pledged, except in the event of default, and are not reflected on the Company’s Consolidated Balance Sheets. This collateral generally consists of U.S. Treasury, U.S. Government agency securities and MBS pools. As of December 31, 2021 and 2020, the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $87 and $70, respectively.

The following table presents borrowings under securities lending transactions by asset class pledged as of the dates indicated:

	December 31, 2021	December 31, 2020
U.S. Treasuries	$42	$70
U.S. corporate public securities	479	54
Foreign corporate public securities and foreign governments	243	20
Payables under securities loan agreements	$764	$144

The Company's securities lending activities are conducted on an overnight basis, and all securities loaned can be recalled at any time. The Company does not offset assets and liabilities associated with its securities lending program.

Variable Interest Entities ("VIEs")

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company's financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity's economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company did not provide any non-contractual financial support and its carrying value represents the Company's exposure to loss. The carrying value and ownership interest of these investments are included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income in the Consolidated Statements of Operations.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Securitizations

The Company invests in various tranches of securitization entities, including Residential mortgage-backed securities ("RMBS"), Commercial mortgage-backed securities ("CMBS") and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company, through its investments or other arrangements, does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and does not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Fair Value Measurements Note to these Consolidated Financial Statements and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS that are accounted for under the FVO, for which changes in fair value are reflected in Other net gains (losses) in the Consolidated Statements of Operations. The Company’s maximum exposure to loss on these structured investments is limited to the amount of its investment.

Allowance for credit losses

The following table presents a rollforward of the allowance for credit losses on available-for-sale fixed maturity securities for the period presented:

	Year Ended December 31, 2021
	Residential mortgage-backed securities	Commercial mortgage-backed securities	Foreign corporate private securities	Other asset-backed securities	Total
Balance as of January 1, 2021	$1	$—	$11	$2	$14
Credit losses on securities for which credit losses were not previously recorded	1	—	35	—	36
Initial allowance for credit losses recognized on financial assets accounted for as PCD	—	—	—	—	—
Reductions for securities sold during the period	—	—	—	—	—
Reductions for intent to sell or more likely than not will be required to sell securities prior to recovery of amortized cost	—	—	—	—	—
Increase (decrease) on securities with allowance recorded in previous period	(1)	—	1	(2)	(2)
Write-offs	—	—	—	—	—
Recoveries of amounts previously written off	—	—	—	—	—
Balance as of December 31, 2021	$1	$—	$47	$—	$48

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Year Ended December 31, 2020
	Residential mortgage-backed securities	Commercial mortgage-backed securities	Foreign corporate private securities	Other asset-backed securities	Total
Balance as of January 1, 2020	$—	$—	$—	$—	$—
Credit losses on securities for which credit losses were not previously recorded	1	—	11	2	14
Initial allowance for credit losses recognized on financial assets accounted for as PCD	—	—	—	—	—
Reductions for securities sold during the period	—	—	—	—	—
Reductions for intent to sell or more likely than not will be required to sell securities prior to recovery of amortized cost	—	—	—	—	—
Increase (decrease) on securities with allowance recorded in previous period	—	—	—	—	—
Write-offs	—	—	—	—	—
Recoveries of amounts previously written off	—	—	—	—	—
Balance as of December 31, 2020	$1	$—	$11	$2	$14

Unrealized Capital Losses

The following table presents available-for-sale fixed maturities, including securities pledged, for which an allowance for credit losses has not been recorded by market sector and duration as of December 31, 2021:

	Twelve Months or Less Below Amortized Cost			More Than Twelve Months Below Amortized Cost			Total
	Fair Value	Unrealized Capital Losses	Number of securities	Fair Value	Unrealized Capital Losses	Number of securities	Fair Value	Unrealized Capital Losses	Number of securities
U.S. Treasuries	$7	$—	4	$7	$—	2	$14	$—	6
State, municipalities and political subdivisions	33	1	21	—	—	—	33	1	21
U.S. corporate public securities	1,237	32	290	110	7	138	1,347	39	428
U.S. corporate private securities	325	2	35	94	13	8	419	15	43
Foreign corporate public securities and foreign governments	425	13	90	21	1	17	446	14	107
Foreign corporate private securities	54	1	7	10	—	1	64	1	8
Residential mortgage-backed	400	11	181	241	9	96	641	20	277
Commercial mortgage-backed	780	8	178	155	7	27	935	15	205
Other asset-backed	577	4	183	70	2	48	647	6	231
Total	$3,838	$72	989	$708	$39	337	$4,546	$111	1,326

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company concluded that an allowance for credit losses was unnecessary for these securities because the unrealized losses are not credit related.

The following table presents available-for-sale fixed maturities, including securities pledged, for which an allowance for credit losses has not been recorded by market sector and duration as of December 31, 2020:

	Twelve Months or Less Below Amortized Cost			More Than Twelve Months Below Amortized Cost			Total
	Fair Value	Unrealized Capital Losses	Number of Securities	Fair Value	Unrealized Capital Losses	Number of Securities	Fair Value	Unrealized Capital Losses	Number of Securities
U.S. Treasuries	$8	$—	2	$—	$—	—	$8	$—	2
State, municipalities and political subdivisions	5	—	2	—	—	—	5	—	2
U.S. corporate public securities	199	5	182	22	2	4	221	7	186
U.S. corporate private securities	316	10	29	71	17	7	387	27	36
Foreign corporate public securities and foreign governments	32	1	22	6	—	2	38	1	24
Foreign corporate private securities	176	25	20	3	—	1	179	25	21
Residential mortgage-backed	613	11	134	119	4	54	732	15	188
Commercial mortgage-backed	579	25	105	33	1	7	612	26	112
Other asset-backed	206	1	59	265	5	88	471	6	147
Total	$2,134	$78	555	$519	$29	163	$2,653	$107	718

Based on the Company's quarterly evaluation of its securities in a unrealized loss position, described below, the Company concluded that these securities were not impaired as of December 31, 2021. The Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases.

Gross unrealized capital losses on fixed maturities, including securities pledged, increased $4 from $107 to $111 for the year ended December 31, 2021. The change in gross unrealized capital losses was primarily due to higher interest rates in the front end of the yield curve. As of December 31, 2021, $4 of the total $111 of gross unrealized losses were from 4 available-for-sale fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for 12 months or greater.

Evaluating Securities for Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities in accordance with its impairment policy in order to evaluate whether such investments are impaired.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the Company's impairments included in the Consolidated Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

	Year Ended December 31,
	2021			2020			2019
	Impairment		No. of Securities	Impairment		No. of Securities	Impairment		No. of Securities
State municipalities, and political subdivisions	$—		—	$—	*	6	$—	*	6
U.S. corporate public securities	—		—	12		43	11		25
U.S. corporate private securities	—		—	—	*	2	1		16
Foreign corporate public securities and foreign governments(1)	—		—	1		22	3		15
Foreign corporate private securities(1)				—	*	7	18		11
Residential mortgage-backed	2		13	3		44	4		71
Commercial mortgage-backed	—	*	1	20		106	—	*	18
Other asset-backed	—		—	1		61	3		73
Total	$2		14	$37		291	$40		235
(1) Primarily U.S. dollar denominated.
*Less than $1.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities. In certain situations, new factors, including changes in the business environment, can change the Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific credit allowance recorded in connection with the troubled debt restructuring. A credit allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. For the year ended December 31, 2021, the Company did not have any new commercial mortgage loan troubled debt restructurings or new private placement troubled debt restructurings. As of December 31, 2020, the Company had eight commercial mortgage loan troubled debt restructurings with a pre-modification carrying value and post-modification carrying value of $45. For the year ended December 31, 2020, the Company had no new private placement troubled debt restructurings.

For the years ended December 31, 2021 and 2020, the Company did not have any private placements modified in a troubled debt restructuring with a subsequent payment default or commercial mortgage loans modified in a troubled debt restructuring with a subsequent payment default.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Mortgage Loans on Real Estate

The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates mortgage loans based on relevant current information including a review of loan-specific performance, property characteristics and market trends. Loan performance is monitored on a loan specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review ensures properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.
Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property’s net income to its debt service payments. A DSC ratio of less than 1.0 indicates that a property’s operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.
The following tables present commercial mortgage loans by year of origination and LTV ratio as of the dates indicated. The information is updated as of December 31, 2021 and 2020, respectively.

	As of December 31, 2021
	Loan-to-Value Ratios
Year of Origination	0% - 50%	>50% - 60%	>60% - 70%	>70% - 80%	>80% and above	Total
2021	$215	$273	$182	$—	$—	$670
2020	114	202	69	—	—	385
2019	150	145	61	—	—	356
2018	127	43	3	—	—	173
2017	543	202	3	—	—	748
2016	290	227	1	—	—	518
2015 and prior	1,161	207	15	—	—	1,383
Total	$2,600	$1,299	$334	$—	$—	$4,233

	As of December 31, 2020
	Loan-to-Value Ratios
Year of Origination	0% - 50%	>50% - 60%	>60% - 70%	>70% - 80%	>80% and above	Total
2020	$164	$206	$39	$—	$—	$409
2019	209	165	107	—	—	481
2018	124	91	73	—	—	288
2017	499	356	6	—	—	861
2016	399	275	1	—	—	675
2015 and prior	1,574	391	15	—	—	1,980
Total	$2,969	$1,484	$241	$—	$—	$4,694

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present commercial mortgage loans by year of origination and DSC ratio as of the dates indicated. The information is updated as of December 31, 2021 and 2020, respectively.

	As of December 31, 2021
	Debt Service Coverage Ratios
Year of Origination	>1.5x	>1.25x - 1.5x	>1.0x - 1.25x	<1.0x	Commercial mortgage loans secured by land or construction loans	Total
2021	$556	$23	$34	$57	$—	$670
2020	342	15	23	5	—	385
2019	206	43	84	23	—	356
2018	96	3	49	25	—	173
2017	355	139	93	161	—	748
2016	440	17	44	17	—	518
2015 and prior	1,065	137	122	59	—	1,383
Total	$3,060	$377	$449	$347	$—	$4,233

	As of December 31, 2020
	Debt Service Coverage Ratios
Year of Origination	>1.5x	>1.25x - 1.5x	>1.0x - 1.25x	<1.0x	Commercial mortgage loans secured by land or construction loans	Total
2020	$298	$93	$18	$—	$—	$409
2019	319	77	36	49	—	481
2018	102	79	60	47	—	288
2017	494	204	103	60	—	861
2016	591	53	31	—	—	675
2015 and prior	1,676	178	72	54	—	1,980
Total	$3,480	$684	$320	$210	$—	$4,694

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present the commercial mortgage loans by year of origination and U.S. region as of the dates indicated. The information is updated as of December 31, 2021 and 2020, respectively.

	As of December 31, 2021
	U.S. Region
Year of Origination	Pacific	South Atlantic	Middle Atlantic	West South Central	Mountain	East North Central	New England	West North Central	East South Central	Total
2021	$79	$58	$120	$132	$96	$118	$9	$36	$22	$670
2020	70	159	25	33	34	30	1	12	21	385
2019	48	106	10	103	34	12	15	11	17	356
2018	32	60	53	8	6	9	—	5	—	173
2017	87	82	311	129	44	55	4	36	—	748
2016	74	120	162	28	44	63	7	14	6	518
2015 and prior	364	317	252	64	135	102	45	85	19	1,383
Total	$754	$902	$933	$497	$393	$389	$81	$199	$85	$4,233

	As of December 31, 2020
	U.S. Region
Year of Origination	Pacific	South Atlantic	Middle Atlantic	West South Central	Mountain	East North Central	New England	West North Central	East South Central	Total
2020	$84	$159	$35	$37	$32	$29	$1	$12	$20	$409
2019	63	122	11	137	54	39	17	11	27	481
2018	49	98	57	34	26	11	—	13	—	288
2017	99	98	352	136	74	60	5	37	—	861
2016	156	127	180	32	72	72	9	21	6	675
2015 and prior	526	423	326	141	198	180	49	108	29	1,980
Total	$977	$1,027	$961	$517	$456	$391	$81	$202	$82	$4,694

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present the commercial mortgage loans by year of origination and property type as of the dates indicated. The information is updated as of December 31, 2021 and 2020, respectively.

	As of December 31, 2021
	Property Type
Year of Origination	Retail	Industrial	Apartments	Office	Hotel/Motel	Other	Mixed Use	Total
2021	$24	$159	$368	$104	$—	$7	$8	$670
2020	51	72	124	138	—	—	—	385
2019	30	66	173	67	20	—	—	356
2018	35	72	31	15	3	17	—	173
2017	90	355	184	116	3	—	—	748
2016	103	212	68	127	—	5	3	518
2015 and prior	528	196	267	153	63	139	37	1,383
Total	$861	$1,132	$1,215	$720	$89	$168	$48	$4,233

	As of December 31, 2020
	Property Type
Year of Origination	Retail	Industrial	Apartments	Office	Hotel/Motel	Other	Mixed Use	Total
2020	$51	$73	$141	$144	$—	$—	$—	$409
2019	32	73	283	71	22	—	—	481
2018	49	78	124	17	3	17	—	288
2017	102	415	204	136	4	—	—	861
2016	129	244	138	144	9	7	4	675
2015 and prior	792	305	338	261	79	166	39	1,980
Total	$1,155	$1,188	$1,228	$773	$117	$190	$43	$4,694

The following table summarizes the activity in the allowance for losses for commercial mortgage loans for the periods indicated:

	December 31, 2021	December 31, 2020
Allowance for credit losses, balance at January 1	$67	$12	(1)
Credit losses on mortgage loans for which credit losses were not previously recorded	1	5
Change in allowance due to transfer of loans from Voya Reinsurance portfolios to Resolution	(7)	—
Increase (decrease) on mortgage loans with allowance recorded in previous period	(50)	52
Provision for expected credit losses	11	69
Write-offs	—	(2)
Recoveries of amounts previously written-off	—	—
Allowance for credit losses, balance at December 31	$11	$67
(1) On January 1, 2020, as a result of implementing ASU 2016-13 Measurement of Credit Losses of Financial Instruments, the Company recorded a transition adjustment for Allowance for credit losses on mortgage loans on real estate of $12.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents past due commercial mortgage loans as of the dates indicated:

	December 31, 2021	December 31, 2020
Delinquency:
Current	$4,233	$4,691
30-59 days past due	—	—
60-89 days past due	—	—
Greater than 90 days past due	—	3
Total	$4,233	$4,694

Commercial mortgage loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. As of December 31, 2021, the Company had no commercial mortgage loan in non-accrual status. As of December 31, 2020, the Company had one commercial mortgage loan in non-accrual status. There was no interest income recognized on loans in non-accrual status for the years ended December 31, 2021 and 2020.

Net Investment Income

The following table summarizes Net investment income for the periods indicated:

	Year Ended December 31,
	2021	2020	2019
Fixed maturities	$1,453	$1,603	$1,432
Equity securities	12	9	6
Mortgage loans on real estate	179	200	224
Policy loans	8	12	7
Short-term investments and cash equivalents	3	2	3
Limited partnerships and other	364	107	91
Gross investment income	2,019	1,933	1,763
Less: investment expenses	70	75	74
Net investment income	$1,949	$1,858	$1,689

As of December 31, 2021, the Company had no investments in fixed maturities that did not produce net investment income. For the year ended December 31, 2020, the Company had $1 of investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Consolidated Statements of Operations.

Net Gains (Losses)

Net gains (losses) comprise the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related impairment of investments. Net gains and losses are also primarily generated from changes in fair value of embedded derivatives within products and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. Net gains (losses) also include changes in fair value of trading debt securities and changes in fair value of equity securities. The cost of the investments on disposal is generally determined based on first-in-first-out ("FIFO") methodology.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net gains (losses) were as follows for the periods indicated:

	Year Ended December 31,
	2021	2020	2019
Fixed maturities, available-for-sale, including securities pledged	$515	$(23)	$11
Fixed maturities, at fair value option	(562)	(257)	(47)
Equity securities, at fair value	6	3	(16)
Derivatives	(18)	49	(82)
Embedded derivatives - fixed maturities	(4)	—	2
Guaranteed benefit derivatives	35	(27)	(11)
Mortgage loans	99	(56)	—
Other investments	95	1	(1)
Net gains (losses)	$166	$(310)	$(144)

On June 1, 2021, the Company fully disposed of a 9.99% equity interest in VA Capital which was originally acquired as part of a Master Transaction Agreement dated December 20, 2017, related to the sale of substantially all of our Closed Block Variable Annuity (CBVA) and Annuity business. The disposition resulted in a net realized gain of $95 reported as Other net gains (losses) in the Consolidated Statements of Operations.

Proceeds from the sale of fixed maturities, available-for-sale, and equity securities and the related gross realized gains and losses, before tax were as follows for the periods indicated:

	Year Ended December 31,
	2021	2020	2019
Proceeds on sales	$5,275	$1,512	$2,418
Gross gains	538	85	30
Gross losses	8	59	25

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

3.    Derivative Financial Instruments

The Company primarily enters into the following types of derivatives:

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Futures: The Company uses interest rate futures contracts to hedge its exposure to market risks due to changes in interest rates. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margins, with the exchange, on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships. The Company may also use futures contracts as a hedge against an increase in certain equity indices.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain products that contain embedded derivatives for which market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

	December 31, 2021			December 31, 2020
	Notional Amount	Asset Fair Value	Liability Fair Value	Notional Amount	Asset Fair Value	Liability Fair Value
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$18	$—	$—	$18	$—	$—
Foreign exchange contracts	567	14	15	628	3	36
Derivatives: Non-qualifying for hedge accounting(1)
Interest rate contracts	10,514	135	129	14,155	137	171
Foreign exchange contracts	34	—	—	83	—	3
Equity contracts	—	—	—	55	5	5
Credit contracts	110	—	—	188	—	1
Embedded derivatives and Managed custody guarantees:
Within fixed maturity investments	N/A	7	—	N/A	11	—
Within products	N/A	—	28	N/A	—	59
Managed custody guarantees	N/A	—	1	N/A	—	4
Total		$156	$173		$156	$279
(1) Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value.
N/A - Not Applicable

Based on the notional amounts, a substantial portion of the Company’s derivative positions was not designated or did not qualify for hedge accounting as part of a hedging relationship as of December 31, 2021 and 2020. The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. These derivatives do not qualify for hedge accounting as they do not meet the criteria of being "highly effective" as outlined in ASC Topic 815, but do provide an economic hedge, which is in line with the Company’s risk management objectives. The Company also uses derivatives contracts to hedge its exposure to various risks associated with the investment portfolio. The Company does not seek hedge accounting treatment for certain of these derivatives as they generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules outlined in ASC Topic 815. The Company also uses credit default swaps coupled with other investments in order to produce the investment characteristics of otherwise permissible investments that do not qualify as effective accounting hedges under ASC Topic 815.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of Over-The-Counter ("OTC") and cleared derivatives excluding exchange traded contracts are presented in the tables below as of the dates indicated:

	December 31, 2021
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$110	$—	$—
Equity contracts	—	—	—
Foreign exchange contracts	601	14	15
Interest rate contracts	9,576	135	129
		149	144
Counterparty netting(1)		(140)	(140)
Cash collateral netting(1)		(7)	(2)
Securities collateral netting(1)		(2)	(1)
Net receivables/payables		$—	$1
(1) Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

	December 31, 2020
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$188	$—	$1
Equity contracts	55	5	5
Foreign exchange contracts	711	3	39
Interest rate contracts	12,567	137	171
		145	216
Counterparty netting(1)		(141)	(141)
Cash collateral netting(1)		(1)	(43)
Securities collateral netting(1)		—	(28)
Net receivables/payables		$3	$4
(1) Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

Collateral

Under the terms of the OTC Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties, collateral to assure that terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included in Payables under securities loan agreements, including collateral held and Short-term investments under securities loan agreements, including collateral delivered, respectively, on the Consolidated Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets.

As of December 31, 2021, the Company held $8 and pledged $2 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2020, the Company held $5 and delivered $43 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. In addition, as of December 31, 2021, the Company delivered $60 of securities and held $2 securities as collateral. As of December 31, 2020, the Company delivered $77 of securities and held no securities as collateral.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The location and effect of derivatives qualifying for hedge accounting on the Consolidated Statements of Operations and Consolidated Statements of Comprehensive Income are as follows for the periods indicated:

	Year Ended December 31
	2021		2020		2019
	Interest Rate Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Foreign Exchange Contracts
Derivatives: Qualifying for hedge accounting
Location of Gain or (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	Net investment income	Net investment income and Other net gains/(losses)	Net investment income	Net investment income and Other net gains/(losses)	Net investment income	Net investment income and Other net gains/(losses)
Amount of Gain or (Loss) Recognized in Other Comprehensive Income	$(1)	$33	$1	$(23)	$2	$—
Amount of Gain or (Loss) Reclassified from Accumulated Other Comprehensive Income	—	3	—	7	—	10

Interest Rate Contracts	Foreign Exchange Contracts
The location and amount of gain (loss) recognized in the Consolidated Statements of Operations for derivatives qualifying for hedge accounting are as follows for the periods indicated:

	Year Ended December 31,
	2021		2020		2019
	Net investment income	Other net gains/(losses)	Net investment income	Other net gains/(losses)	Net investment income	Other net gains/(losses)
Total amounts of line items presented in the statement of operations in which the effects of cash flow hedges are recorded	$1,949	$168	$1,858	$(273)	1,689	(101)
Derivatives: Qualifying for hedge accounting
Cash flow hedges:
Foreign exchange contracts:
Gain (loss) reclassified from accumulated other comprehensive income into income	8	(5)	10	(3)	10	—

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The location and effect of derivatives not designated as hedging instruments on the Consolidated Statements of Operations are as follows for the periods indicated:

	Location of Gain or (Loss) Recognized in Income on Derivative	Year Ended December 31,
		2021	2020	2019
Derivatives: Non-qualifying for hedge accounting
Interest rate contracts	Other net gains (losses)	$(16)	$51	$(85)
Foreign exchange contracts	Other net gains (losses)	1	(2)	1
Equity contracts	Other net gains (losses)	—	—	1
Credit contracts	Other net gains (losses)	2	3	1
Embedded derivatives and Managed custody guarantees:
Within fixed maturity investments	Other net gains (losses)	(4)	—	2
Within products	Other net gains (losses)	31	(23)	(11)
Within reinsurance agreements	Policyholder benefits	—	23	(102)
Managed custody guarantees	Other net gains (losses)	4	(4)	—
Total		$18	$48	$(193)

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

4.    Fair Value Measurements

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$510	$181	$—	$691
U.S. Government agencies and authorities	—	20	—	20
State, municipalities and political subdivisions	—	803	—	803
U.S. corporate public securities	—	8,264	5	8,269
U.S. corporate private securities	—	2,560	1,379	3,939
Foreign corporate public securities and foreign governments(1)	—	2,591	—	2,591
Foreign corporate private securities (1)	—	2,431	272	2,703
Residential mortgage-backed securities	—	3,130	34	3,164
Commercial mortgage-backed securities	—	2,881	—	2,881
Other asset-backed securities	—	1,318	33	1,351
Total fixed maturities, including securities pledged	510	24,179	1,723	26,412
Equity securities	27	—	114	141
Derivatives:
Interest rate contracts	—	135	—	135
Foreign exchange contracts	—	14	—	14
Equity contracts	—	—	—	—
Credit contracts	—	—	—	—
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,244	—	—	1,244
Assets held in separate accounts	91,474	5,174	316	96,964
Total assets	$93,255	$29,502	$2,153	$124,910
Percentage of Level to total	74%	24%	2%	100%
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$9	$9
Stabilizer and MCGs	—	—	20	20
Other derivatives:
Interest rate contracts	—	129	—	129
Foreign exchange contracts	—	15	—	15
Equity contracts	—	—	—	—
Credit contracts	—	—	—	—
Total liabilities	$—	$144	$29	$173
(1) Primarily U.S. dollar denominated.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$548	$173	$—	$721
U.S. Government agencies and authorities	—	19	—	19
State, municipalities and political subdivisions	—	814	—	814
U.S. corporate public securities	—	9,099	57	9,156
U.S. corporate private securities	—	3,093	1,286	4,379
Foreign corporate public securities and foreign governments(1)	—	2,951	—	2,951
Foreign corporate private securities (1)	—	3,008	295	3,303
Residential mortgage-backed securities	—	4,204	33	4,237
Commercial mortgage-backed securities	—	2,893	—	2,893
Other asset-backed securities	—	1,483	37	1,520
Total fixed maturities, including securities pledged	548	27,737	1,708	29,993
Equity securities	17	—	99	116
Derivatives:
Interest rate contracts	7	130	—	137
Foreign exchange contracts	—	3	—	3
Equity contracts	—	5	—	5
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	610	16	—	626
Assets held in separate accounts	81,096	6,001	222	87,319
Total assets	$82,278	$33,892	$2,029	$118,199
Percentage of Level to total	69%	29%	2%	100%
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$10	$10
Stabilizer and MCGs	—	—	53	53
Other derivatives:
Interest rate contracts	—	171	—	171
Foreign exchange contracts	—	39	—	39
Equity contracts	—	5	—	5
Credit contracts	—	1	—	1
Total liabilities	$—	$216	$63	$279
(1) Primarily U.S. dollar denominated.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Consolidated Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement that is determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company considers three broad valuation approaches when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation approaches and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of exit price and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third-party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

The valuation approaches and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy are presented below.

For fixed maturities classified as Level 2 assets, fair values are determined using a matrix-based market approach, based on prices obtained from third-party commercial pricing services and the Company’s matrix and analytics-based pricing models, which in each case incorporate a variety of market observable information as valuation inputs. The market observable inputs used for these fair value measurements, by fixed maturity asset class, are as follows:

U.S. Treasuries: Fair value is determined using third-party commercial pricing services, with the primary inputs being stripped interest and principal U.S. Treasury yield curves that represent a U.S. Treasury zero-coupon curve.

U.S. government agencies and authorities, State, municipalities and political subdivisions: Fair value is determined using third-party commercial pricing services, with the primary inputs being U.S. Treasury yield curves, trades of comparable securities, credit spreads off benchmark yields and issuer ratings.

U.S. corporate public securities, Foreign corporate public securities and foreign governments: Fair value is determined using third-party commercial pricing services, with the primary inputs being benchmark yields, trades of comparable securities, issuer ratings, bids and credit spreads off benchmark yields.

U.S. corporate private securities and Foreign corporate private securities: Fair values are determined using a matrix and analytics-based pricing model. The model incorporates the current level of risk-free interest rates, current corporate credit spreads, credit quality of the issuer and cash flow characteristics of the security. The model also considers a liquidity spread, the value of any collateral, the capital structure of the issuer, the presence of guarantees, and prices and quotes for comparably rated publicly traded securities.

RMBS, CMBS and ABS: Fair value is determined using third-party commercial pricing services, with the primary inputs being credit spreads off benchmark yields, prepayment speed assumptions, current and forecasted loss severity, debt service coverage ratios, collateral type, payment priority within tranche and the vintage of the loans underlying the security.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities: Level 2 and Level 3 equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers.

Derivatives: Derivatives are carried at fair value, which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. The Company uses OIS for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. The Company also has certain credit default swaps and options that are priced by third party vendors or by using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. The remaining derivative instruments are valued based on market observable inputs and are classified as Level 2.

Guaranteed benefit derivatives: The index-crediting feature in the Company's FIA contract is an embedded derivative that is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The Company records reserves for Stabilizer and MCG contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The estimated fair value is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities.

The discount rate used to determine the fair value of the embedded derivatives and stand-alone derivative includes an adjustment for nonperformance risk. The nonperformance risk adjustment incorporates a blend of observable, similarly rated peer holding company credit spreads, adjusted to reflect the credit quality of the Company, as well as an adjustment to reflect the non-default spreads and the priority and recovery rates of policyholder claims.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third-party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2021
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3	Transfers out of Level 3	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(3)	Change in Unrealized Gains (Losses) Included in OCI(3)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Corporate public securities	$57	$—	$—	$5	$—	$—	$(3)	$—	$(54)	$5	$—	$—
U.S. Corporate private securities	1,286	13	(46)	201	—	(103)	(161)	283	(94)	1,379	—	(33)
Foreign corporate private securities(1)	295	(31)	22	38	—	(22)	(30)	—	—	272	3	19
Residential mortgage-backed securities	33	(12)	—	21	—	(7)	—	1	(2)	34	(12)	—
Other asset-backed securities	37	—	(2)	14	—	—	(34)	18	—	33	—	(1)
Total fixed maturities, including securities pledged	1,708	(30)	(26)	279	—	(132)	(228)	302	(150)	1,723	(9)	(15)
Fixed maturities, trading, at fair value	—	—	—	33	—	(33)	—	—	—	—	—	—
Equity securities, at fair value	99	7	—	75	—	(30)	(37)	—	—	114	—	—
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(53)	33	—	—	(1)	—	1	—	—	(20)	—	—
FIA(2)	(10)	2	—	—	(2)	—	1	—	—	(9)	—	—
Assets held in separate accounts(4)	222	1	—	225	—	(13)	—	—	(119)	316	—	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net gains (losses) in the Consolidated Statements of Operations.

(3) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net gains (losses) in the Consolidated Statements of Operations or Unrealized gains (losses) on securities in the Condensed Consolidated Statements of Comprehensive Income

(4) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2020
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3	Transfers out of Level 3	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(3)	Change in Unrealized Gains (Losses) Included in OCI(3)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Corporate public securities	$47	$—	$4	$—	$—	$(10)	$(11)	$27	$—	$57	$—	$4
U.S. Corporate private securities	1,002	—	33	255	—	(9)	(89)	294	(200)	1,286	—	33
Foreign corporate private securities(1)	190	(9)	(21)	190	—	(11)	(4)	4	(44)	295	2	(21)
Residential mortgage-backed securities	16	(7)	—	32	—	—	—	—	(8)	33	(7)	—
Other asset-backed securities	48	—	—	4	—	—	(15)	—	—	37	—	—
Total fixed maturities, including securities pledged	1,303	(16)	16	481	—	(30)	(119)	325	(252)	1,708	(5)	16
Equity securities, at fair value	63	2	—	35	—	—	(1)	—	—	99	2	—
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(22)	(29)	—	—	(2)	—	—	—	—	(53)	—	—
FIA(2)	(11)	2	—	—	(2)	—	1	—	—	(10)	—	—
Assets held in separate accounts(4)	115	—	—	161	—	(2)	—	3	(55)	222	—	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net gains (losses) in the Consolidated Statements of Operations.

(3) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net gains (losses) in the Consolidated Statements of Operations or Unrealized gains (losses) on securities in the Consolidated Statements of Comprehensive Income.

(4) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2021 and 2020, the transfers in and out of Level 3 for fixed maturities and separate accounts were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

Significant Unobservable Inputs

The Company's Level 3 fair value measurements of its fixed maturities, equity securities and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Other Financial Instruments

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Consolidated Balance Sheets.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

	December 31, 2021		December 31, 2020
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities, including securities pledged	$26,412	$26,412	$29,993	$29,993
Equity securities	141	141	116	116
Mortgage loans on real estate	4,233	4,495	4,694	5,013
Policy loans	171	171	187	187
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,244	1,244	626	626
Deposit assets(2)	1,407	1,425	—	—
Derivatives	149	149	145	145
Short-term loan to affiliate	130	130	653	653
Other investments	143	143	43	43
Assets held in separate accounts	96,964	96,964	87,319	87,319
Liabilities:
Investment contract liabilities:
Funding agreements without fixed maturities and deferred annuities(1)	28,128	35,256	28,169	36,741
Funding agreements with fixed maturities	925	925	795	796
Supplementary contracts, immediate annuities and other	257	267	288	345
Derivatives:
Guaranteed benefit derivatives:
FIA	9	9	10	10
Stabilizer and MCGs	20	20	53	53
Other derivatives	144	144	216	216
Short-term debt(3)	19	19	8	8
Long-term debt(3)	2	2	3	3
(1) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Guaranteed benefit derivatives section of the table above.
(2) Included in Other Assets on the Consolidated Balance Sheets.
(3) Included in Other Liabilities on the Consolidated Balance Sheets.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the classification of financial instruments which are not carried at fair value on the Consolidated Balance Sheets:

Financial Instrument	Classification
Mortgage loans on real estate	Level 3
Policy loans	Level 2
Deposit assets	Level 3
Other investments	Level 2
Funding agreements without fixed maturities and deferred annuities	Level 3
Funding agreements with fixed maturities	Level 2
Supplementary contracts, immediate annuities and other	Level 3
Short-term debt and Long-term debt	Level 2

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

5.    Deferred Policy Acquisition Costs and Value of Business Acquired

The following table presents a rollforward of DAC and VOBA for the periods indicated:

	DAC	VOBA		Total
Balance at January 1, 2019	$536	$551		$1,087
Deferrals of commissions and expenses	43	6		49
Amortization:
Amortization, excluding unlocking	(72)	(66)		(138)
Unlocking (1)	2	(2)		—
Interest accrued	35	38	(2)	73
Net amortization included in the Consolidated Statements of Operations	(35)	(30)		(65)
Change in unrealized capital gains/losses on available-for-sale securities	(256)	(222)		(478)
Balance as of December 31, 2019	288	305		593
Impact of ASU 2016-13	2	—		2
Deferrals of commissions and expenses	56	3		59
Amortization:
Amortization, excluding unlocking	(84)	(76)		(160)
Unlocking (1)	(5)	(94)		(99)
Interest accrued	35	32	(2)	67
Net amortization included in the Consolidated Statements of Operations	(54)	(138)		(192)
Change in unrealized capital gains/losses on available-for-sale securities	(170)	(130)		(300)
Balance as of December 31, 2020	122	40		162
Deferrals of commissions and expenses	55	4		59
Amortization:
Amortization, excluding unlocking	(94)	(86)		(180)
Unlocking (1)	6	17		23
Interest accrued	35	25	(2)	60
Net amortization included in the Consolidated Statements of Operations	(53)	(44)		(97)
Change in unrealized capital gains/losses on available-for-sale securities	146	139		285
Balance as of December 31, 2021	$270	$139		$409
(1) DAC/VOBA unlocking includes the impact of annual review of assumptions which typically occurs in the third quarter; and retrospective and prospective unlocking.
(2)     Interest accrued at the following rates for VOBA: 5.5% to 7.0% during 2021, 2020 and 2019.

The estimated amount of VOBA amortization expense, net of interest, during the next five years is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

Year	Amount
2022	$27
2023	22
2024	17
2025	15
2026	12

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

6.    Guaranteed Benefit Features

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2021 and 2020, the account value for the separate account contracts with guaranteed minimum benefits was $44.2 billion and $46.9 billion, respectively. The additional liability related to minimum guarantees as of December 31, 2021 and 2020 was $25 and $57, respectively.

The aggregate fair value of fixed income securities and equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2021 and 2020 was $9.0 billion and $9.2 billion, respectively.

7.    Reinsurance

As of December 31, 2021, the Company has reinsurance treaties with 3 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. The Company previously had an agreement with one of its affiliates, Security Life of Denver International ("SLDI"), which was accounted for under the deposit method of accounting. This agreement was recaptured in Q1 2020. Refer to the Related Party Transactions Note for further detail.

Premiums receivable and reinsurance recoverable was comprised of the following as of the dates indicated:

	December 31,
	2021	2020
Premiums receivable	$(3)	$—
Reinsurance recoverable, net of allowance for credit losses	3,601	1,219
Total	$3,598	$1,219

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Information regarding the effect of reinsurance on the Consolidated Statement of Operations is as follows for the periods indicated:

	Year ended December 31,
	2021	2020	2019
Premiums:
Direct premiums	$34	$32	$31
Reinsurance assumed	—	—	—
Reinsurance ceded	(2,459)	—	—
Net premiums	$(2,425)	$32	$31

Interest credited and other benefits to contract owners / policyholders:
Direct interest credited and other benefits to contract owners / policyholders	$1,138	$1,088	$1,051
Reinsurance assumed	8	7	6
Reinsurance ceded	(2,629)	(46)	(44)
Net interest credited and other benefits to contract owners / policyholders	$(1,483)	$1,049	$1,013

Concurrently with the sale of SLD by Resolution Life US disclosed in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements, SLD entered into reinsurance agreements with ReliaStar Life Insurance Company ("RLI"), ReliaStar Life Insurance Company of New York (“RLNY”), and VRIAC, each of which is a direct or indirect wholly owned subsidiary of Voya Financial. Pursuant to these agreements, RLI and VRIAC reinsured to SLD a 100% quota share, and RLNY reinsured to SLD a 75% quota share, of their respective individual life insurance and annuities businesses. The reinsurance agreements along with the sale of the legal entities noted above (referred to as the "Individual Life Transaction") resulted in the disposition of substantially all of Voya Financial's life insurance and legacy non-retirement annuity businesses and related assets. Pursuant to the Individual Life Transaction, VRIAC's reserves related to legacy non-retirement annuity business as well as pension risk transfer products were ceded to SLD and related assets transferred. The reinsurance obligation with counterparty SLD are secured by collateralized assets held in a trust. RLI, RLNY, and VRIAC continue to be subsidiaries of Voya Financial. The reinsurance transaction does not extinguish the Company’s primary liability to its policyholders. As a result of the reinsurance transactions on January 4, 2021, the Company reinsured $3.5 billion of policyholder liabilities under indemnity coinsurance and modified coinsurance arrangements. As of January 4, 2021, reinsurance recoverable associated with these transactions was $2.5 billion. The Company ceded $2.4 billion in premiums and $2.5 billion in policyholder benefits. The Company transferred assets with a fair market value of $3.7 billion as consideration for the reinsurance arrangements. As a result of the transfer of invested assets the Company recognized $0.5 billion in pre-tax realized gains. The Company also recognized a non-cash liability of $73 relating to the pretax net cost of reinsurance liability and $1.5 billion deposit asset, respectively, on January 4, 2021 as a result of entering into the reinsurance agreements. The aggregate deferred intangibles will be amortized as a charge to earnings over the life of the underlying policies. The deposit relates to liabilities related to Contract owner account balances that currently exist for the related underlying policies.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash. Under the agreement, the Lincoln subsidiary contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners. The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance agreement. As of December 31, 2021 and 2020, the Company had $1.1 billion and $1.2 billion, respectively, related to Reinsurance recoverable from the subsidiary of Lincoln.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

8.    Capital Contributions, Dividends and Statutory Information

Connecticut insurance law imposes restrictions on a Connecticut insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or extraordinary dividends, are subject to approval by the Connecticut Insurance Commissioner.

Under Connecticut insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10%) of VRIAC's earned statutory surplus at the prior year end or (2) VRIAC's prior year statutory net gain from operations. Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2021, VRIAC declared and paid ordinary dividends to its Parent in the aggregate amount of $78, as well as an extraordinary dividend in the aggregate amount of $474. During the year ended December 31, 2020 and December 31, 2019 , VRIAC paid an ordinary dividend in the amount of $294 and $396 to its Parent, respectively.

During the year ended December 31, 2021, VRIAC received $318 capital contributions from its Parent, comprised of cash and non-cash assets. During the year ended December 31, 2020, VRIAC did not receive capital contributions from its Parent. During the year ended December 31, 2019, VRIAC received capital contributions of $57 from its Parent.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Department. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to RBC requirements, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Department, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically a portion of deferred tax assets in excess of prescribed thresholds.

Statutory net income was $794, $299 and $325 for the years ended December 31, 2021, 2020 and 2019, respectively. Statutory capital and surplus was $2.2 billion and $2.0 billion for the years ended December 31, 2021 and 2020, respectively.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

9.    Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated.

	December 31,
	2021	2020	2019
Fixed maturities, net of impairment	$2,126	$3,430	$2,113
Derivatives(1)	77	73	117
DAC/VOBA and Sales inducements adjustments on available-for-sale securities	(567)	(855)	(551)
Premium deficiency reserve adjustment	—	(434)	(211)
Other	—	2	—
Unrealized capital gains (losses), before tax	1,636	2,216	1,468
Deferred income tax asset (liability)	(215)	(337)	(180)
Unrealized capital gains (losses), after tax	1,421	1,879	1,288
Pension and other postretirement benefits liability, net of tax	2	3	4
AOCI	$1,423	$1,882	$1,292
(1) Gains and losses reported in AOCI from hedge transactions that resulted in the acquisition of an identified asset are reclassified into earnings in the same period or periods during which the asset acquired affects earnings. As of December 31, 2021, the portion of the AOCI that is expected to be reclassified into earnings within the next twelve months is $20.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, including the reclassification adjustments recognized in the Consolidated Statements of Operations were as follows for the periods indicated:

	Year Ended December 31, 2021
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(756)		$160	$(596)
Other	(1)		—	(1)
Adjustments for amounts recognized in Net gains (losses) in the Consolidated Statements of Operations	(549)		115	(434)
DAC/VOBA and Sales inducements	288	(1)	(61)	227
Premium deficiency reserve adjustment	434		(91)	343
Change in unrealized gains (losses) on available-for-sale securities	(584)		123	(461)

Derivatives:
Derivatives	25	(2)	(5)	20
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(21)		4	(17)
Change in unrealized gains (losses) on derivatives	4		(1)	3

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(1)	(3)	—	(1)
Change in pension and other postretirement benefits liability	(1)		—	(1)
Change in Accumulated other comprehensive income (loss)	$(581)		$122	$(459)
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2020
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$1,309		$(275)	$1,034
Other	2		—	2
Adjustments for amounts recognized in Net gains (losses) in the Consolidated Statements of Operations	8		(2)	6
DAC/VOBA and Sales inducements	(302)	(1)	63	(239)
Premium deficiency reserve adjustment	(224)		47	(177)
Change in unrealized gains (losses) on available-for-sale securities	793		(167)	626

Derivatives:
Derivatives	(22)	(2)	5	(17)
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(23)		5	(18)
Change in unrealized gains (losses) on derivatives	(45)		10	(35)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(1)	(3)	—	(1)
Change in pension and other postretirement benefits liability	(1)		—	(1)
Change in Accumulated other comprehensive income (loss)	$747		$(157)	$590
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2019
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$1,996		$(419)	$1,577
Other	—		—	—
Adjustments for amounts recognized in Net gains (losses) in the Consolidated Statements of Operations	(11)		2	(9)
DAC/VOBA and Sales inducements	(479)	(1)	100	(379)
Premium deficiency reserve adjustment	(160)		33	(127)
Change in unrealized gains (losses) on available-for-sale securities	1,346		(284)	1,062

Derivatives:
Derivatives	1	(2)	—	1
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(23)		5	(18)
Change in unrealized gains (losses) on derivatives	(22)		5	(17)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(1)	(3)	3	2
Change in pension and other postretirement benefits liability	(1)		3	2
Change in Accumulated other comprehensive income (loss)	$1,323		$(276)	$1,047
(1)See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

10.    Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated:

	Year Ended December 31,
	2021	2020	2019
Current tax expense (benefit):
Federal	$(45)	$6	$9
Total current tax expense (benefit)	(45)	6	9
Deferred tax expense (benefit):
Federal	208	(20)	23
Total deferred tax expense (benefit)	208	(20)	23
Total income tax expense (benefit)	$163	$(14)	$32

Income taxes were different from the amount computed by applying the federal income tax rate to Income (loss) before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2021	2020	2019
Income (loss) before income taxes	$989	$152	$332
Tax rate	21.0%	21.0%	21.0%
Income tax expense (benefit) at federal statutory rate	208	32	70
Tax effect of:
Dividends received deduction	(33)	(37)	(35)
Tax attributes	(11)	(8)	(4)
Other	(1)	(1)	1
Income tax expense (benefit)	$163	$(14)	$32
Effective tax rate	16.5%	(9.2)%	9.6%

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Temporary Differences

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of the dates indicated, are presented below.

	December 31,
	2021	2020
Deferred tax assets
Insurance reserves	$—	$112
Investments	57	9
Compensation and benefits	63	60
Loss carryforwards	211	—
Other assets	—	35
Total gross assets	331	216

Deferred tax liabilities
Net unrealized investment (gains) losses	(463)	(645)
Insurance reserves	(23)	—
Deferred policy acquisition costs	(71)	(10)
Other liabilities	(1)	—
Total gross liabilities	(558)	(655)
Net deferred income tax asset (liability)	$(227)	$(439)

Due to the Individual Life Transaction, $1,668 of federal net operating loss ("NOL") carryforwards were contributed to VRIAC in 2021. The following table sets forth the NOLs as of the dates indicated.

	December 31,
	2021		2020
Federal net operating loss carryforward	$1,006	(1)	$—
(1) NOL not subject to expiration.

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2021 and 2020, the Company had no valuation allowance. However, the application of intra-period tax allocation rules to benefits associated with capital deferred tax assets resulted in a valuation allowance as of December 31, 2021 and 2020 of $128 and $128, respectively, in continuing operations, offset by a corresponding benefit in Other comprehensive income.

Tax Sharing Agreement

As of December 31, 2021 and 2020, the Company had a (payable)/receivable from Voya Financial of $(42) and $5, respectively, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of Voya Financial. Generally, the Company's consolidated financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC 740) as if the Company were a separate taxpayer rather than a member of Voya Financial's consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. If the Company instead were to follow a separate taxpayer approach without any exceptions, there would be no impact to income tax expense (benefit) for the periods indicated above. However, any current tax benefit related to the Company's tax attributes realized by virtue of its inclusion in the consolidated tax return of Voya Financial would have been

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

recorded directly to equity rather than income. Under the tax sharing agreement, Voya Financial will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

The Company had no unrecognized tax benefits as of December 31, 2021 and December 31, 2020.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2021 and December 31, 2020.

Tax Regulatory Matters

For the tax years 2019 through 2021, the Company participated in the Internal Revenue Service ("IRS") Compliance Assurance Process ("CAP"), which is a continuous audit program provided by the IRS. For the 2019 and 2020 tax years, the Company was in the Compliance Maintenance Bridge ("Bridge") phase of CAP. In the Bridge phase, the IRS did conduct any review or provide any letters of assurance for those tax years.

11.    Benefit Plans

Defined Benefit Plan

Voya Services Company sponsors the Voya Retirement Plan (the "Retirement Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees) are eligible to participate.

The Retirement Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). Beginning January 1, 2012, the Retirement Plan adopted a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible compensation. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash pension balance benefit is portable; participants can take it if they leave the Company.

The costs allocated to the Company for its employees' participation in the Retirement Plan were $13, $11 and $11 for the years ended December 31, 2021, 2020 and 2019, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

Voya Services Company sponsors the Voya Savings Plan (the "Savings Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company's employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria ("Career Agents"). The Savings Plan is a tax qualified defined contribution plan. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. Voya Services Company matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. Matching contributions are subject to a 4.0-year graded vesting schedule. Contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The costs allocated to the Company for the Savings Plan were $18, $17 and $15, for the years ended December 31, 2021, 2020 and 2019, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Non-Qualified Retirement Plans

The Company, in conjunction with Voya Services Company, offers certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants began accruing benefits under Voya Services SERPs.  Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The Company, in conjunction with Voya Services Company, sponsors the Pension Plan for Certain Producers of Voya Retirement Insurance and Annuity Company (the "Agents Non-Qualified Plan"). This plan covers Career Agents. The Agents Non-Qualified Plan was frozen effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and Voya Services Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs and Agents Non-Qualified Plan as of December 31, 2021 and 2020:

	Year Ended December 31,
	2021	2020
Change in benefit obligation:
Benefit obligation, January 1	$84	$82
Interest cost	2	3
Benefits paid	(6)	(6)
Actuarial (gains) losses on obligation	(3)	5
Benefit obligation, December 31	$78	$84

Amounts recognized on the Consolidated Balance Sheets in Other liabilities and in AOCI were as follows as of December 31, 2021 and 2020:

	December 31,
	2021	2020
Accrued benefit cost	$(78)	$(84)
Accumulated other comprehensive income (loss):
Prior service cost (credit)	—	—
Net amount recognized	$(78)	$(84)

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Assumptions

The discount rate used in the measurement of the December 31, 2021 and 2020 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2021	2020
Discount rate	3.00%	2.67%
In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the SERPs and Agents Non-Qualified Plan.

The weighted-average discount rate used in calculating the net pension cost was as follows:

	2021	2020	2019
Discount rate	2.67%	3.36%	4.46%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan were as follows for the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31,
	2021	2020	2019
Interest cost	$2	$3	$3
Net (gain) loss recognition	(3)	5	4
Net periodic (benefit) cost	$(1)	$8	$7

Expected Future Benefit Payments

The following table summarizes the expected benefit payments related to the SERPs and Agents Non-Qualified Plan for the years indicated:

2022	$6
2023	6
2024	5
2025	5
2026	5
2027-2031	24

In 2022, the Company is expected to contribute $6 to the SERPs and Agents Non-Qualified Plan.

Share Based Compensation Plans

Certain employees of the Company participate in the 2013, 2014 and 2019 Omnibus Employee Incentive Plans ("the Omnibus Plans") sponsored by Voya Financial. The Omnibus Plans each permit the granting of a wide range of equity-based awards, including restricted stock units ("RSUs"), performance share units ("PSUs"), and stock options.

The Company was allocated compensation expense from Voya Financial of $34, $27 and $31 for the years ended December 31, 2021, 2020 and 2019, respectively.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

 The Company recognized tax benefits of $8, $6 and $7 for the years ended 2021, 2020 and 2019, respectively.

All excess tax benefits and tax deficiencies related to share-based compensation are reported in Net Income.

Other Benefit Plans

In addition, the Company, in conjunction with Voya Services Company, sponsors the following benefit plans:

•The Voya 401(k) Plan for VRIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant's pre-tax deferral contribution, with a maximum of 6% of the participant's eligible pay. A request for a determination letter on the qualified status of the Voya 401(k) Plan for VRIAC Agents was filed with the IRS on January 1, 2014. A favorable determination letter was received dated August 28, 2014.
•The Producers' Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.
•The Producers' Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.
•Certain health care and life insurance benefits for retired employees and their eligible dependents. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Prior to April 1, 2017, coverage for Medicare eligible retirees was provided through a fully insured Medicare Advantage plan. Effective April 1, 2017, the fully insured Medicare Advantage Plan was replaced with access to individual coverage through a private exchange. The Company's premium subsidy ended and was replaced with a monthly HRA contribution. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.
•The Voya Financial Deferred Compensation Savings Plan, which is a non-qualified deferred compensation plan that includes a 401(k) excess component.

The benefit charges incurred by the Company related to these plans were immaterial for the years ended December 31, 2021, 2020, and 2019.

12.    Commitments and Contingencies

Leases

All of the Company's expenses for leased and subleased office properties are paid for by an affiliate and allocated back to the Company, as all remaining operating leases were executed by Voya Services Company as of December 31, 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2021, 2020 and 2019, rent expense for leases was $3, $5 and $5, respectively.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. As of December 31, 2021 the Company had off-balance sheet commitments to acquire mortgage loans of $73 and purchase limited partnerships and private placement investments of $590.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreement, letter of credit ("LOC") and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of the dates indicated:

	December 31,
	2021	2020
Fixed maturity collateral pledged to FHLB(1)	$1,124	$997
FHLB restricted stock(2)	47	44
Other fixed maturities-state deposits	14	14
Cash and cash equivalents	3	4
Securities pledged(3)	799	220
Total restricted assets	$1,987	$1,279
(1) Included in Fixed maturities, available for sale, at fair value, on the Consolidated Balance Sheets.
(2) Included in Other investments on the Consolidated Balance Sheets.
(3) Includes the fair value of loaned securities of $739 and $143 as of December 31, 2021 and 2020, respectively. In addition, as of December 31, 2021 and 2020, the Company delivered securities as collateral of $60 and $77, respectively. Loaned securities and securities delivered as collateral are included in Securities pledged on the Consolidated Balance Sheets.

Federal Home Loan Bank Funding

On January 18, 2018, the Company became a member of the Federal Home Loan Bank of Boston (“FHLB”). The Company is required to pledge collateral to back funding agreements issued to the FHLB. As of December 31, 2021, the Company had $925 in non-putable funding agreements, which are included in Future policy benefits and contract owner account balances on the Consolidated Balance sheets. As of December 31, 2021, assets with a market value of approximately $1,124 collateralized the FHLB funding agreements. Assets pledged to the FHLB are included in Fixed maturities, available for sale, at fair value on the Consolidated Balance Sheets.

Litigation, Regulatory Matters and Loss Contingencies

Litigation, regulatory and other loss contingencies arise in connection with the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2021, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, not material to the Company.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

Litigation includes Ravarino, et al. v. Voya Financial, Inc., et al. (USDC District of Connecticut, No. 3:21-cv-01658)(filed December 14, 2021). In this putative class action, the plaintiffs allege that the named defendants, which include VRIAC, breached their fiduciary duties of prudence and loyalty in the administration of the Voya 401(k) Savings Plan. The plaintiffs claim that the named defendants did not exercise proper prudence in their management of allegedly poorly performing investment options, including proprietary funds, and passed excessive investment-management and other administrative fees for proprietary and non-proprietary funds onto plan participants. The plaintiffs also allege that the defendants engaged in self-dealing through the inclusion of the Voya Stable Value Option into the plan offerings and by setting the “crediting rate” for participants’ investment in the Stable Value Fund artificially low in relation to Voya’s general account investment returns in order to maximize the spread and Voya’s profits at the participants’ expense. The complaint seeks disgorgement of unjust profits as well as costs incurred. The Company denies the allegations, which it believes are without merit, and intends to defend the case vigorously.

Finally, industry wide, life insurers continue to be exposed to class action litigation related to the cost of insurance rates and periodic deductions from cash value. Common allegations include that insurance companies have breached the terms of their universal life insurance policies by establishing or increasing the cost of insurance rates using cost factors not permitted by the contract, thereby unjustly enriching themselves. This litigation is generally known as cost of insurance litigation.

13.    Related Party Transactions

Operating Agreements

VRIAC has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

•Investment Advisory agreement with Voya Investment Management LLC ("VIM"), an affiliate, in which VIM provides asset management, administrative and accounting services for VRIAC's general account. VRIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2021, 2020 and 2019, expenses were incurred in the amounts of $69, $73 and $68, respectively.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•Services agreements with Voya Services Company and other insurance and non-insurance company affiliates for administrative, management, financial and information technology services. For the years ended December 31, 2021, 2020 and 2019, expenses were incurred in the amounts of $505, $458 and $443, respectively.
•Intercompany agreement with VIM, as amended pursuant to which VIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues VIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2021, 2020 and 2019, revenue under the VIM intercompany agreement was $67, $57 and $59, respectively.

•Variable annuity, fixed insurance and mutual fund products issued by VRIAC are sold by Voya Financial Advisors, an affiliate of VRIAC. For the years ended December 31, 2021, 2020 and 2019 commission expenses incurred by VRIAC were $84, $81 and $82, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

Reinsurance Agreements

In March 2020, the Company recaptured an automatic reinsurance agreement entered into in 2012 with its affiliate, SLDI, to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. Under the terms of the agreement, the Company reinsured to SLDI, on an indemnity reinsurance basis, a quota share of its liabilities on certain contracts. The agreement was accounted for under the deposit method. The recapture resulted in a loss of $20 that was recorded in the Consolidated Statements of Operations for the year ended December 31, 2020.

Investment Advisory and Other Fees

VFP acts as a distributor of insurance products issued by its affiliates, which may in turn invest in mutual fund products issued by certain of its affiliates. For each of the years ended December 31, 2021, 2020 and 2019, distribution revenues received by VFP related to affiliated mutual fund products were $31, $26, and $27.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with Voya Financial, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2026, either party can borrow from the other up to 3.0% of the Company's statutory admitted assets as of the preceding December 31. During the years ended December 31, 2021, 2020, and 2019, interest on any borrowing by either the Company or Voya Financial was charged at a rate based on the prevailing market rate for similar third-party borrowings for securities.

Under this agreement, the Company incurred immaterial interest expense and earned interest income of $1, $5 and $2 for the years ended December 31, 2021, 2020 and 2019. Interest expense and income are included in Operating expenses and Net investment income, respectively, in the Consolidated Statements of Operations. As of December 31, 2021, the Company had an outstanding receivable of $130 and VIPS had a $19 outstanding payable. As of December 31, 2020, the Company had an outstanding receivable of $653 and VIPS had a $7 outstanding payable from/to Voya Financial under the reciprocal loan agreement.

PART C

OTHER INFORMATION

Item 27. Exhibits

(a)		Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account B • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 22, 1996.
(b)		Not applicable
(c)	(1)	Standard Form of Broker-Dealer Agreement • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
	(2)	Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.
(d)	(1)	Variable Annuity Contracts (GID-CDA-HO), (GLID-CDA-HO) and (GSD-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75982), as filed on February 20, 1997.
	(2)	Variable Annuity Contract Certificate (GDCC-HO) to Contracts GID-CDA-HO, GLID-CDA-HO and GSD-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4 (File No. 033-75996), as filed on February 16, 2000.
	(3)	Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO, GID-CDA-HO and GSD-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75986), as filed on August 30, 1996.
	(4)	Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO, GSD-CDA-HO and ISE-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
	(5)	Endorsement EGATHO-00 to Contracts GLID-CDA-HO and GID-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 11, 2000.
	(6)	Endorsement EGLID-ME/AC-99 to Contract GLID-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 11, 2000.
	(7)	Endorsement EEGTRRA-HEG(01) to Contracts G-CDA-HF, IA-CDA-IA, G-CDA-HD, GID-CDA-HO, GLID-CDA-HO, GSD-CDA-HO, I-CDA-HD, ISE-CDA-HO and Certificate GDCC-HO • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2002.
	(8)	Endorsements ENMCHG (05/02) for name change • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
	(9)	Endorsement E-FA2(CT)-13 to Contract GLID-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 2014.
	(10)	Endorsement EVNMCHG (09/14) for name change • Incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 15, 2015.
	(11)	Endorsement E-DCINT-15 to Contracts G-CDA-HF, GID-CDA-HO, GLID-CDA-HO and G-CDA-HD and Certificate GTCC-HF • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 17, 2017.

	(12)	Endorsement E-GMIRMM-17 to Contracts GID-CDA-HO, GLID-CDA-HO, G-CDA-HD and G-CDA-HF and Contract Certificate GTCC-HF • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 13, 2018.
	(13)	Endorsement E-DCSECURE-20 • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 16, 2021.
(e)	(1)	Variable Annuity Contract Application (300-GTD-IA) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75986), as filed on August 19, 1997.
	(2)	Variable Annuity Contract Application (710.00.141) • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 033-75996), as filed on August 21, 1997.
(f)	(1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of ING Life Insurance and Annuity Company • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.
	(2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective October 1, 2007 • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.
(g)		Not applicable
(h)	(1)	Fund Participation Agreement dated as of April 30, 2003 among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, American Funds Insurance Series and Capital Research and Management Company • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-105319), as filed on July 17, 2003.
	(2)	Business Agreement dated April 30, 2003 by and among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING American Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-105319), as filed on July 17, 2003.
	(3)	Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
	(4)	Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
	(5)	Service Agreement dated December 1, 1997 between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

(6)	Rule 22c-2 Agreement dated no later than April 16, 2007 and effective as of October 16, 2007 between Calvert Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(7)	Fund Participation Agreement dated January 6, 2011 by and between ING Life Insurance and Annuity Company and Federated Securities Corp. • Incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 10, 2012.
(8)	Rule 22c-2 Shareholder Information Agreement dated April 16, 2007, to become operational on October 16, 2007 by and between Federated Securities Corp., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 45 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 15, 2013.
(9)	Amended and Restated Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.
(10)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.
(11)	Service Contract dated June 20, 2003 and effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.
(12)	Rule 22c-2 Agreement dated no later than April 16, 2007 and effective as of October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(13)	Amended and Restated Participation Agreement as of June 1, 2018 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Voya Financial Partners, LLC. • Incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 3, 2019.
(14)	Amended and Restated Administrative Services Agreement dated June 1, 2018, between Franklin Templeton Services, LLC, Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York. • Incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 3, 2019.

(15)	Rule 22c-2 Shareholder Information Agreement entered into as of June 1, 2018 among Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York. • Incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 3, 2019.
(16)	Fund Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
(17)	Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
(18)	Rule 22c-2 Agreement dated no later than April 16, 2007 and effective as of October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(19)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series Fund, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(20)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(21)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(22)	Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and OppenheimerFunds, Inc. • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 033-34370), as filed on April 16, 1997.
(23)	Service Agreement effective as of March 11, 1997 between OppenheimerFunds, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 033-34370), as filed on April 16, 1997.
(24)	Rule 22c-2 Agreement dated no later than April 16, 2007 and effective as of October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(25)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance Trust and PA Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(26)	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance Trust (the “Trust”), ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.
(27)	Rule 22c-2 Agreement dated no later than April 16, 2007, and effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.
(28)	Participation Agreement made and entered into as of July 1, 2001 by and among Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(29)	Rule 22c-2 Agreement dated March 1, 2007 and effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(30)	Fund Participation, Administrative and Shareholder Service Agreement made and entered into as of July 25, 2016 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC and Voya Investments Distributor, LLC • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.
(31)	Amendment No. 1, entered into on October 14, 2020 and effective as of January 1, 2020, to the Fund Participation, Administrative and Shareholder Service Agreement dated as of July 25, 2016 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC, and Voya Investments Distributor LLC and each retail, insurance dedicated, registered investment company listed on Schedule A of the Agreement.
(32)	Rule 22c-2 Agreement dated no later than April 16, 2007and effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(33)	Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.
(34)	Service Agreement with Investment Adviser effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company. • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

	(35)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.
(i)		Not applicable
(j)	(1)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.
	(2)	Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.
	(3)	Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated as of December 22, 2010 by and between ING Investment Management LLC (now known as Voya Investment Management LLC) and ING Life Insurance and Annuity Company (now known as “Voya Retirement Insurance and Annuity Company”) • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2014.
	(4)	Amendment No. 4, effective March 1, 2016, to the Intercompany Agreement dated as of December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (IIM) (now known as Voya Investment Management LLC or VIM) and ING Life Insurance and Annuity Company (ILIAC) (now known as Voya Retirement Insurance and Annuity Company or VRIAC) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167182), as filed on June 24, 2016.
	(5)	Amendment No. 5, effective as of May 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2017 • Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2017.
	(6)	Amendment No. 6, effective as of July 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2017 • Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2017.
(k)		Opinion and Consent of Counsel
(l)		Consent of Independent Registered Public Accounting Firm
(m)		Not applicable
(n)		Not applicable
(o)	(1)	Initial Summary Prospectus for Installment Purchase Payment Account Contracts
	(2)	Initial Summary Prospectus for Single Purchase Payment Account Contracts
99.16		Powers of Attorney

Item 28. Directors and Officers of the Depositor*

Name and Principal Business Address	Positions and Offices with Depositor
Charles P. Nelson, One Orange Way, Windsor, CT 06095-4774	Director and President
Michael S. Smith, 230 Park Avenue, New York, NY 10169	Director, Chairman and Executive Vice President
Robert L. Grubka, 20 Washington Avenue South, Minneapolis, MN 55401	Director and Senior Vice President
Michael R. Katz, One Orange Way, Windsor, CT 06095-4774	Director, Senior Vice President and Chief Financial Officer
Heather H. Lavallee, One Orange Way, Windsor, CT 06095-4774	Director and Senior Vice President
Francis G. O’Neill, One Orange Way, Windsor, CT 06095-4774	Director, Senior Vice President and Chief Risk Officer
Mona M. Zielke, One Orange Way, Windsor, CT 06095-4774	Director and Vice President
C. Landon Cobb, Jr., 5780 Powers Ferry Rd. NW, Atlanta, GA 30327	Senior Vice President and Chief Accounting Officer
William S. Harmon, One Orange Way, Windsor, CT 06095-4774	Senior Vice President
Rachel M. Reid, 5780 Powers Ferry Rd. NW, Atlanta, GA 30327	Senior Vice President and Assistant Secretary
Matthew Toms, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Senior Vice President
Michele White, One Orange Way, Windsor, CT 06095-4774	Senior Vice President
Marino Monti, Jr., One Orange Way, Windsor, CT 06095-4774	Chief Information Security Officer
Brian J. Baranowski, One Orange Way, Windsor, CT 06095-4774	Vice President, Compliance
Monalisa Chowdhury, 5780 Powers Ferry Rd. NW, Atlanta, GA 30327	Vice President
Regina A. Gordon, One Orange Way, Windsor, CT 06095-4774	Vice President and Chief Compliance Officer
Carol B. Keen, One Orange Way, Windsor, CT 06095-4774	Vice President
Kyle A. Puffer, One Orange Way, Windsor, CT 06095-4774	Vice President and Appointed Actuary
Kevin J. Reimer, 5780 Powers Ferry Rd. NW, Atlanta, GA 30327	Vice President and Treasurer
John Thistle, One Orange Way, Windsor, CT 06095-4774	Vice President
Melissa A. O’Donnell, 20 Washington Avenue South, Minneapolis, MN 55401	Secretary

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

Voya Financial, Inc.
HOLDING COMPANY SYSTEM

03-31-2022

Voya Financial, Inc. Non-Insurer (Delaware) 52-1222820 NAIC 4832

Pen-Cal Administrators, Inc. Non-Insurer (California) 94-2695108

Voya Services Company Non-Insurer (Delaware) 52-1317217

Voya Payroll Management, Inc. Non-Insurer (Delaware) 52-2197204

Voya Holdings Inc. Non-Insurer (Connecticut) 02-0488491

03/31/22	Voya Benefits Company, LLC Non-Insurer (Delaware) 83-0965809

Page 1	Benefit Strategies, LLC Non-Insurer (New Hampshire) 26-0003294

Voya Financial Advisors, Inc. Non-Insurer (Minnesota) 41-0945505

Voya Investment Management LLC Non-Insurer (Delaware) 58-2361003

Voya Investment Management Co. LLC Non-Insurer (Delaware) 06-0888148

Voya Investment Trust Co. Non-Insurer (Connecticut) 06-1440627

Voya Investment Management (UK) Limited Non-Insurer (United Kingdom)

Voya Investment Management Services (UK) Limited Non-Insurer (United Kingdom)

Voya Investment Management Alternative Assets LLC Non Insurer (Delaware) 13-4038444

Voya Alternative Asset Management LLC Non-Insurer (Delaware) 13-3863170

Voya Realty Group LLC Non-Insurer (Delaware) 13-4003969

Voya Pomona Holdings LLC Non-Insurer (Delaware) 13-4152011

Pomona G. P. Holdings LLC (*a) Non-Insurer (Delaware) 13-4150600

Pomona Management LLC Non-Insurer (Delaware) 13-4149700

Voya Alternative Asset Management Ireland Limited Non-Insurer (Ireland)

03/31/22	Voya Capital, LLC Non-Insurer (Delaware) 86-1020892

Page 2	Voya Funds Services, LLC Non-Insurer (Delaware) 86-1020893

Voya Investments Distributor, LLC Non-Insurer (Delaware) 03-0485744

Voya Investments, LLC Non-Insurer (Arizona) 03-0402099

RiverRoch LLC (*b) Non-Insurer (Delaware) 84-3548142

Oconee Real Estate Holdings LLC (*c) Non-Insurer (Delaware ) 85-1578755

Voya Retirement Insurance and Annuity Company Insurer (Connecticut) 71-0294708 NAIC 86509

Voya Financial Partners, LLC Non-Insurer (Delaware) 06-1375177

03/31/22	Voya Institutional Plan Services, LLC Non-Insurer (Delaware) 04-3516284

Page 3	Voya Retirement Advisors, LLC Non-Insurer (New Jersey) 22-1862786

Voya Institutional Trust Company Non-Insurer (Connecticut) 46-5416028

ReliaStar Life Insurance Company Insurer (Minnesota) 41-0451140 NAIC 67105

ReliaStar Life Insurance Company of New York Insurer (New York) 53-0242530 NAIC 61360

ILICA LLC Non-Insurer (Connecticut) 06-1067464

Voya International Nominee Holdings, Inc. Non-Insurer (Connecticut) 06-0952776

Voya Insurance Solutions, LLC Non-Insurer (Connecticut) 06-1465377

Voya Custom Investments LLC Non-Insurer (Delaware) 02-0488491

Rancho Mountain Properties, Inc. Non-Insurer (Delaware) 27-2987157

Security Life Assignment Corporation Non-Insurer (Colorado) 84-1437826

03/31/22	Voya Special Investments, Inc. (*d) Non-Insurer (Delaware) 85-1775946

Page 4	VFI SLK Global Services Private Limited (*e) Non-Insurer (India)

*a	Pomona G. P. Holdings LLC owned 50% by Voya Pomona Holdings LLC and 50% by Third Party Shareholder.
*b	RiverRoch LLC owned 53.7% by Voya Retirement Insurance and Annuity Company, owned 10.8% by ReliaStar Life Insurance Company, owned 10.8% by Security Life of Denver Insurance Company and owned 24.7% by Non-Affiliate Member.
*c	Oconee Real Estate Holdings LLC owned 30.4% by Voya Retirement Insurance and Annuity Company, owned 19% by ReliaStar Life Insurance Company, owned 8.6% by Security Life of Denver Insurance Company and owned 42% by Non-Affiliate Member.
*d	Voya Special Investments, Inc. owned 0.2% by Voya Financial, Inc., 49.9% by Voya Retirement Insurance and Annuity Company and 49.9% by ReliaStar Life Insurance Company.
*e	VFI SLK Global Services Private Limited owned 49% by Voya Financial, Inc. and owned 51% by SLK Software Services Private Limited.

Item 30. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-77d. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Professional Liability and Fidelity bond, Employment Practices liability and Network Security insurance policies. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: Errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a. “Cyber/IT”).

Item 31. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account C of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act). Voya Financial Partners, LLC is also the principal underwriter for (1) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act); (2) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act); (3) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act); (4) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act); (5) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act); (6) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act); and (7) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address	Positions and Offices with Underwriter
William P. Elmslie, One Orange Way, Windsor, CT 06095-4774	Director and Managing Director
Andre D. Robinson, One Orange Way, Windsor, CT 06095-4774	Director
Bridget J. A. Witzeman, One Orange Way, Windsor, CT 06095-4774	Managing Director
Marino Monti, Jr., One Orange Way, Windsor, CT 06095-4774	Chief Information Security Officer
Regina A. Gordon, One Orange Way, Windsor, CT 06095-4774	Chief Compliance Officer
Kristin H. Hultgren, One Orange Way, Windsor, CT 06095-4774	Chief Financial Officer
Frederick H. Bohn, One Orange Way, Windsor, CT 06095-4774	Assistant Chief Financial Officer
Francis G. O’Neill, One Orange Way, Windsor, CT 06095-4774	Senior Vice President and Chief Risk Officer
Melissa A. O’Donnell, 20 Washington Avenue South, Minneapolis, MN 55401	Secretary
M. Bishop Bastien, One Orange Way, Windsor, CT 06095-4774	Vice President
Lisa S. Gilarde, One Orange Way, Windsor, CT 06095-4774	Vice President
Gavin T. Gruenberg, One Orange Way, Windsor, CT 06095-4774	Vice President
Mark E. Jackowitz, 22 Century Hill Drive, Suite 101, Latham, NY 12110	Vice President
Andrew M. Kallenberg, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President, Corporate Tax
Carol B. Keen, One Orange Way, Windsor, CT 06095-4774	Vice President

George D. Lessner, Jr., 15455 North Dallas Parkway, Suite 1250, Addison, TX 75001	Vice President
David J. Linney, 2925 Richmond Avenue, Suite 1200, Houston, TX 77098	Vice President
Laurie A. Lombardo, One Orange Way, Windsor, CT 06095-4774	Vice President
Benjamin Moy, One Orange Way, Windsor, CT 06095-4774	Vice President
Niccole A. Peck, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Justina Richards, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Frank W. Snodgrass, 9020 Overlook Blvd, Brentwood, TN 37027	Vice President
Brian Stevens, 7337 E. Doubletree Ranch Road, Scottsdale, AZ 84258	Vice President
Katrina Walker, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Tina M. Schultz, 20 Washington Avenue South, Minneapolis, MN 55401	Assistant Secretary
Judson Bryant, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Tax Officer
Cindy S. Craytor, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Tax Officer

(c)	Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*
Voya Financial Partners, LLC				$72,250,740.95

*	Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of Voya Retirement Insurance and Annuity Company during 2021.

Item 32. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it, on behalf of Registrant, is provided in our most recent report filed on Form N-CEN.

Item 33. Management Services

Not applicable

Item 34. Fee Representation

The Company hereby represents that with respect to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff’s No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans. See ING Life Insurance and Annuity Company; S.E.C. No-Action Letter, 2012 WL 3862169, August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended. See American Council of Life Insurance; S.E.C. No-Action Letter, 1988 WL 1235221, November 28, 1988.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Voya Retirement Insurance and Annuity Company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 25th day of April, 2022.

VARIABLE ANNUITY ACCOUNT B OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY (Registrant)

By:	Charles P. Nelson*
Charles P. Nelson President (principal executive officer)

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

By:	Charles P. Nelson*
Charles P. Nelson President (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 58 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Charles P. Nelson*	Director and President
Charles P. Nelson	(principal executive officer)

Robert L. Grubka*	Director
Robert L. Grubka

Michael R. Katz*	Director and Chief Financial Officer
Michael R. Katz	(principal financial officer)

Heather H. Lavallee*	Director	April 25, 2022
Heather H. Lavallee

Francis G. O’Neill*	Director
Francis G. O’Neill

Director
Mona M. Zielke

Michael S. Smith*	Director
Michael S. Smith

C. Landon Cobb, Jr.*	Chief Accounting Officer
C. Landon Cobb, Jr.	(principal accounting officer)

By:	/s/ Peter M. Scavongelli
Peter M. Scavongelli *Attorney-in-Fact

*	Executed by Peter M. Scavongelli on behalf of those indicated pursuant to Powers of Attorney filed as an exhibit to this Registration Statement.

EXHIBIT INDEX

Exhibit No.	Exhibit

27(k)	Opinion and Consent of Counsel

27(l)	Consent of Independent Registered Public Accounting Firm

27(o)(1)	Initial Summary Prospectus for Installment Purchase Payment Account Contracts

27(o)(2)	Initial Summary Prospectus for Single Purchase Payment Account Contracts

99.16	Powers of Attorney